                                                      Registration No. 2-73969
                                                             File No. 811-3255

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ X ]

Pre-Effective Amendment No.                                             [     ]

Post-Effective Amendment No. 35                                         [ X ]

                               and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                  ACT OF 1940 [ X ]

Amendment No. 34                                                        [ X ]

                           PANORAMA SERIES FUND, INC.
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               (Exact Name of Registrant as Specified in Charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924

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               (Address of Principal Executive Offices) (Zip Code)

                                 (303) 768-3200
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              (Registrant's Telephone Number, including Area Code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.

                  498 Seventh Avenue, New York, New York 10018

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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ X ] Immediately upon filing pursuant to paragraph (b)
[     ]     On _____________ pursuant to paragraph (b)
[     ]     60 days after filing pursuant to paragraph (a)(1)
[     ]     On _____________ pursuant to paragraph (a)(1)
[     ]     75 days after filing pursuant to paragraph (a)(2)
[     ]     On _____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[     ]     This post-effective  amendment  designates a new effective date for a  previously filed post- effective amendment.

Government Securities Portfolio
A Series of Panorama Series Fund, Inc.

Prospectus dated April 30, 2003

                                                Government Securities
                                          Portfolio is a mutual fund that
                                          seeks high current income with a
                                          high degree of safety of principal.
                                          The Portfolio invests primarily in
                                          debt instruments issued or
                                          guaranteed by the U.S. government or
                                          its agencies and instrumentalities,
                                          including mortgage-backed securities.

                                                Shares of the Portfolio are
                                          sold only as an underlying
                                          investment for variable life
                                          insurance policies, variable annuity
                                          contracts and other insurance
                                          company separate accounts. A
                                          prospectus for the insurance product

As with all mutual funds, the             you have selected accompanies this
Securities and Exchange Commission        Prospectus and explains how to
has not approved or disapproved the       select shares of the Portfolio as an
Portfolio's securities nor has it         investment under that insurance
determined that this Prospectus is        product.

accurate or complete. It is a
criminal offense to represent                   This Prospectus contains
otherwise.                                important information about the
                                          Portfolio's objective, its
                                          investment policies, strategies and
                                          risks.  Please read this Prospectus
                                          (and your insurance product
                                          prospectus) carefully before you
                                          invest and keep them for future
                                          reference about your investment.

Contents

            About the Portfolio
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            The Portfolio's Investment Objective and Strategies

            Main Risks of Investing in the Portfolio

            The Portfolio's Performance

            Fees and Expenses of the Portfolio

            About the Portfolio's Investments

            How the Portfolio is Managed

            Investing in the Portfolio
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            How to Buy and Sell Shares

            Dividends, Capital Gains and Taxes

About the Portfolio

The Portfolio's Investment Objective and Strategies

What Is the Portfolio's Investment Objective?  The Portfolio seeks a high level of current income with a high degree of safety of principal, by investing primarily (at least 80% of its net assets, plus borrowings for investment purposes, under normal market conditions) in U.S. government securities and U.S. government-related securities.

What Does the Portfolio Mainly Invest In?  U.S. government securities include debt securities that are issued or guaranteed by the United States Treasury, such as Treasury bills, bonds or notes, and securities issued or guaranteed by agencies or federally-chartered corporate entities that are referred to as
"instrumentalities" of the U.S. government.

      "U.S. government-related securities" are debt obligations that are fully collateralized or secured by U.S. government securities.  That means the U.S. government securities are held to back the payments of interest and repayments of principal.  The Portfolio invests significant amounts of its assets in U.S. government-related mortgage-backed securities, such as collateralized mortgage obligations (called "CMO's") and mortgage participation certificates.  Some of the U.S. government securities the
Portfolio buys are backed by the full faith and credit of the U.S. government as to payment of interest and repayment of principal.  Others are backed by the right of the issuer to borrow from the U.S. Treasury.  Others are backed only by the credit of the instrumentality.  All of these different types of securities described in this paragraph have some degree of credit support from the U.S. government and are generally referred to as "U.S. government securities" in this Prospectus.

      The Portfolio can also invest up to 20% of its net assets (plus borrowings for investment purposes) in investment-grade debt obligations issued by private issuers, which do not have any credit support from the U.
S. government.

      The securities the Portfolio buys may pay interest at fixed or floating rates, or may be "stripped" securities.  They may have short, medium or long-term maturities.  The Portfolio can use hedging instruments and other derivative investments to try to enhance income and to manage investment risks. These investments are more fully explained in "About the Portfolio's
Investments," below.

      |X|  How Do the Portfolio Managers Decide What Securities to Buy or
Sell?  In selecting securities for the Portfolio, the portfolio managers research the universe of U.S. government securities and private-issuer mortgage-related securities and weigh yields and relative values against investment risks.  While this process and the inter-relationship of the factors used may change over time and may vary in particular cases, in general, they look for:
|_|   Sectors of the U.S. government debt market that they believe offer high relative value,
|_|   Securities that have high income potential to help cushion the
         Portfolio's share price against volatility,
|_|   Securities that are less sensitive to changes in interest rates, and
|_|   Different types of U.S. government and private-issuer securities.

Who Is the Portfolio Designed For? The Portfolio's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking current income from a Portfolio that also has the goal of preserving capital and invests mainly in U.S. government securities.  However, the
Portfolio's share price and income levels will fluctuate.  The Portfolio's share price and distributions are not backed or guaranteed by the U.S.
government.  The Portfolio is intended to be a long-term investment, not a short-term trading vehicle.  The Portfolio is not a complete investment program.

Main Risks of Investing in the Portfolio

      All investments carry risks to some degree.  The Portfolio's investments are subject to changes in their value from a number of factors described below.  There is also the risk that poor security selection by the
Portfolio's investment Manager, OppenheimerFunds, Inc., will cause the
Portfolio to underperform other funds having similar objectives.

      |X| Interest Rate Risks.  Debt securities, including U.S. government securities prior to their maturity, are subject to changes in value when prevailing interest rates change.  When interest rates fall, the values of outstanding debt securities generally rise, and the securities may sell for more than their face amount. When interest rates rise, the values of outstanding debt securities generally fall, and the securities may sell at a discount from their face amount. The magnitude of these price changes is generally greater for longer-term debt securities than for short-term debt securities. However, interest rate changes may have different effects on the values of mortgage-related securities because of prepayment risks, discussed below.

      At times the Portfolio may buy longer-term debt securities to seek higher income. When the average maturity of the Portfolio's portfolio is longer, its share price may fluctuate more when interest rates change. The
Portfolio can buy zero-coupon or "stripped" securities, which are particularly sensitive to interest rate changes and the rate of principal payments (and prepayments), and have prices that may go up or down more than other types of debt securities in response to those changes.  The Portfolio's share prices can go up or down when interest rates change because of the effect of interest rate changes on the value of the Portfolio's investments in debt securities.

      |X| Prepayment Risk.  Prepayment risk occurs when the mortgages underlying a mortgage-related security are prepaid at a rate faster than anticipated (usually when interest rates fall) and the issuer of the security can prepay the principal prior to the security's maturity.  Mortgage-related securities that are subject to prepayment risk, including the mortgage-related securities that the Portfolio buys, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise.

      The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price.  Additionally, the
Portfolio can buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

      If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short or medium-term security.  That could cause its value to fluctuate more widely in response to changes in interest rates.  In turn, this could cause the value of the Portfolio's shares to fluctuate more.

      |X| Credit Risk.  Debt securities are subject to credit risk.  Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. While securities directly issued by the U.S. Treasury and certain agencies that are backed by the full faith and credit of the U.S. government have little credit risk and securities issued by other agencies or instrumentalities of the U.S.
government generally have low credit risks, securities issued by private issuers may have greater credit risks. If the issuer fails to pay interest, the Portfolio's income might be reduced and if the issuer fails to repay principal, the value of that security and of the Portfolio's shares might be reduced. A downgrade in an issuers credit rating or other adverse news about an issuer can reduce the value of the issuer's securities.

      |X|  There are Special Risks in Using Derivative Investments. The
Portfolio can use derivatives to seek increased income or to try to hedge investment risks and preserve capital. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, stripped securities, collateralized mortgage obligations, and structured notes are examples of derivatives the Portfolio can use.

      If the issuer of the derivative does not pay the amount due, the
Portfolio can lose money on the investment.  Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform.  If that happens, the
Portfolio's share price could decline or the Portfolio could get less income than expected. The Portfolio has limits on the amount of particular types of derivatives it can hold.  However, using derivatives can cause the Portfolio to lose money on its investments and/or increase the volatility of its share prices.

      How Risky is the Portfolio Overall?  The risks described above collectively form the risk profile of the Portfolio, and can affect the value of the Portfolio's investments, its investment performance and its price per share.  These risks mean that you can lose money by investing in the
Portfolio.  When you redeem your shares, they may be worth more or less than what you paid for them.

      Changes in the overall market prices of securities and their yield can occur at any time.  The share price and yield of the Portfolio will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.  There is no assurance that the
Portfolio will achieve its investment objective.  Although U.S. government securities that are backed by the full faith and credit of the U.S.
government have little credit risk, prior to their maturity, their values are subject to interest rate risks.  Collateralized mortgage obligations and other mortgage-related securities are subject to a number of risks, especially prepayment risks, that can reduce their values.  These risks can cause the Portfolio's share price to fluctuate and can affect its yield.  The
Portfolio is generally less aggressive than other types of fixed-income funds, particularly those that invest in lower-grade securities. It has more risks than a money market fund or a portfolio that invests only in U.S.
Treasury securities.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency.

The Portfolio's Performance

The bar chart and table below show one measure of the risks of investing in the Portfolio, by showing changes in the Portfolio's performance from year to year for the last 10 calendar years and by showing how the average annual total returns compare to the returns of a broad-based market index.  The
Portfolio's past investment performance is not necessarily an indication of how the Portfolio will perform in the future.

Annual Total Returns (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing annual total returns]

For the period 1/1/03 through 3/31/03, the Portfolio's cumulative return (not annualized) was 0.78%.  Charges imposed by the separate accounts that invest in the Portfolio are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.
During the period shown in the bar chart, the highest return (not annualized)
for a calendar quarter was 6.42% (3rdQTR02) and the lowest return (not annualized) for a calendar quarter was -3.77% (1stQTR94).

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Average  Annual Total  Returns                                   10 Years
for    the    periods    ended --------------                  (or life of
December 31, 2002                  1 Year        5 Years     class, if less)

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Government Securities

Portfolio (inception: 5/13/92)     10.06%         7.10%          6.97%

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Merrill Lynch Master

Government Index                   11.30%         7.73%          7.54%1

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1. From 12/31/92.
The  Portfolio's  average  annual total returns  measure the  performance of a hypothetical  account  without  deducting  charges  imposed  by  the  separate accounts  that  invest in the  Portfolio  and assume  that all  dividends  and capital  gains  distributions  have  been  reinvested  in  additional  shares.
Because the Portfolio invests  primarily in U.S.  government  securities,  the performance of the Portfolio's  shares is compared to the Merrill Lynch Master
Government  Index,  an  unmanaged  composite  index of both the  Treasury  and
Agency Master Indices.  Index performance  reflects the reinvestment of income but does not reflect  transaction  costs,  fees,  expenses or taxes. Also, the
Portfolio may have investments that vary from the index.

The Portfolio's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if funds have the same portfolio managers and/or similar names.

Fees and Expenses of the Portfolio

The following table is provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Portfolio. The Portfolio pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Portfolio's assets to calculate the Portfolio's net asset values per share. All shareholders therefore pay those expenses indirectly. The numbers below are based on the Portfolio's expenses during its fiscal year ended
December 31, 2002.

Shareholder Fees.  The Portfolio does not charge any initial sales charge to buy shares or to reinvest dividends.  There are no exchange fees or redemption fees and no contingent deferred sales charges. Please refer to the accompanying prospectus of the participating insurance company for information on initial or contingent deferred sales charges, exchange fees or redemption fees for that variable life insurance policy, variable annuity or other investment product.  Those charges and fees are not reflected in the table below.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

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Management Fees                                        0.53%

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Distribution and Service (12b-1) Fees                   N/A

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Other Expenses                                         0.24%

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Total Annual Operating Expenses                        0.77%

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Expenses  may  vary in  future  years.  "Other  expenses"  in the  table include  transfer agent fees,  custodial  fees, and accounting and legal
expenses  the  Portfolio  pays.  The  Portfolio's   transfer  agent  has
voluntarily  agreed to limit transfer and  shareholder  servicing  agent fees to 0.35% per  fiscal  year.  That  undertaking  may be  amended  or withdrawn at any time.  For the  Portfolio's  fiscal year ended December
31, 2002, the transfer agent fees did not exceed the expense  limitation described above.

EXAMPLE.  The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in a class of shares of the
Portfolio for the time periods indicated and reinvest your dividends and distributions.

The example assumes that you redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

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If shares are             1 Year        3 Years       5 Years      10 Years
redeemed:

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                            $79          $246          $428          $954

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About the Portfolio's Investments

The Portfolio's Principal Investment Policies.  The allocation of the
Portfolio's investment holdings among different investments will vary over time based upon the Manager's evaluation of economic and market trends.  The
Portfolio might not always hold all of the different types of investments described in this Prospectus.

      The Manager tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques.
The Portfolio attempts to reduce its exposure to market risks by not investing too great a percentage of the Portfolio's assets in any one type or issue of debt security (other than direct Treasury obligations, which have little credit risk).
      o  Under normal market conditions, the Portfolio invests at least 80%
of its net assets (plus borrowings) in U.S. government securities and U.S.
government-related securities.
      o  U.S. government securities the Portfolio buys are issued or guaranteed by the U.S. government or its agencies or instrumentalities.

      o  The Portfolio can also invest up to 20% of its net assets in investment grade debt obligations of private issuers.

      The Statement of Additional Information contains more detailed information about the Portfolio's investment policies and risks.

U.S. Government Securities.  The Portfolio can invest in a variety of long, medium and short-term securities issued or guaranteed by the U.S. Treasury or
U.S. government agencies or instrumentalities:

      |X|  U.S. Treasury Obligations.  These include Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of from more than one year to ten years when issued), and Treasury bonds (having maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal.  The Portfolio can buy U. S. Treasury securities that have been "stripped" of their interest coupons by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS").
Although not rated, Treasury obligations have little credit risk.

      |X| Obligations of U.S. Government Agencies or Instrumentalities. These
include direct obligations, such as notes, and mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the U.S. government, such as
Government National Mortgage Association (called "Ginnie Mae") pass-through mortgage certificates.  Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal
National Mortgage Association ("Fannie Mae") bonds.  Others are supported only by the credit of the entity that issued them, such as Federal Home Loan
Mortgage Corporation ("Freddie Mac") obligations.

            |_| Mortgage-Related U.S. Government Securities. These include
interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations ("CMOs") and other "pass-through"
mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal.  They may be issued in different series with different interest rates and maturities.  The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S.
government agency.  The Portfolio can have significant amounts of its assets invested in mortgage-related U.S. government securities.

      The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages.
Changes in interest rates may cause the rate of expected prepayments of those mortgages to change.  In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

      If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced and the Portfolio might have to reinvest the prepayment proceeds at lower interest rates, which could reduce its yield.  When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value.  These prepayment risks can make the prices of CMOs very volatile when interest rates change.  The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities.  That volatility will affect the Portfolio's share prices.

      |X| Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the
Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers.  The Portfolio's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the
Investment Company Act that apply to publicly-sold mutual funds.

      Failure by the Portfolio to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Portfolio's investment decisions in a way that could reduce its performance.

      |X| Can the Portfolio's Investment Objective and Policies Change?  The
Portfolio's Board of Directors can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.  The Portfolio's non-fundamental policy of investing at least 80% of its net assets in U.S. Government and U.S.
Government related securities will not be changed without first giving shareholders 60 days' advance written notice.  Fundamental policies are those that cannot be changed without the approval of a majority of the Portfolio's outstanding voting shares.  The Portfolio's investment objective is not a fundamental policy, but will not be changed by the Portfolio's Board of
Directors without advance notice to shareholders.  Investment restrictions that are fundamental policies are listed in the Statement of Additional
Information.  An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

Other Investment Strategies.  To seek its objective, the Portfolio can also use the investment techniques and strategies described below.  The Portfolio might not always use all of them.  These techniques involve certain risks, although some are designed to help reduce overall investment or market risks.

      |X| Private-Issuer Debt Securities.  While the Portfolio can invest up to 20‰ of its assets in securities issued by private issuers under normal market conditions, currently it does not do so to a significant degree. These debt obligations must be "investment-grade", which means that if they are rated, they must be rated within the four highest rating categories of
Moody's Investors Service, Inc. or Standard & Poor's Rating Service or that have a comparable rating by another rating organization.  If they are unrated, the Portfolio can buy them only if they are assigned a rating comparable to investment-grade by the Manager.

      A reduction in the rating of a security after its purchase by the
Portfolio will not automatically require the Portfolio to dispose of that security.  However, the Manager will evaluate those securities to determine whether to keep them in the Portfolio's portfolio.

            |_| Private-Issuer Mortgage-Backed Securities.  The Portfolio can
invest in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. government securities.  Private issuer securities are subject to the credit risks of the issuers as well as the interest rate risks and prepayment risks of CMO's, discussed above, although in some cases they may be supported by insurance or guarantees.  Primarily, these include multi-class debt or pass-through certificates secured by mortgage loans.  They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers.  The Portfolio's investments in privately-issued mortgage-related securities are limited to those rated in the two highest rating categories of a national rating organization (or unrated securities having a comparable rating assigned by the Manager).

            |_| Asset-Backed Securities.  The Portfolio can buy asset-backed securities which are fractional interests in pools of loans collateralized by loans or other assets or receivables.  They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest.  These securities are subject to prepayment risks, and the risks of default by the issuer as well as by the borrowers of the underlying loans in the pool.

      |X|  Zero-Coupon and "Stripped" Securities.  Some of the U.S.
government and corporate debt securities the Portfolio can buy are zero-coupon bonds that pay no interest.  They are issued at a substantial discount from their face value.  "Stripped" securities are the separate income or principal components of a debt security.  Some CMO's or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments.  One class might receive all the interest and the other all the principal payments.

      Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities.  The Portfolio may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently.
Interest-only securities are particularly sensitive to changes in interest rates.

      The values of interest-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages.  Principal-only securities are also sensitive to changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates.  The market for some of these securities may be limited, making it difficult for the Portfolio to value them or to dispose of its holdings at an acceptable price.

         |X| Repurchase Agreements.  The Portfolio can enter into repurchase agreements.  In a repurchase transaction, the Portfolio buys a security and simultaneously sells it to the vendor for delivery at a future date.
Repurchase agreements must be fully collateralized.  However, if the vendor fails to pay the resale price on the delivery date, the Portfolio could incur costs in disposing of the collateral and might experience losses if there is any delay in its ability to do so.  There is no limit on the amount of the
Portfolio's net assets that may be subject to repurchase agreements of seven days or less.

      |X|  Derivative Investments.  The Portfolio can invest in a number of different kinds of "derivative" investments.  In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.  In the broadest sense, collateralized mortgage obligations and other mortgage-related securities, as well as exchange-traded options, futures contracts and other hedging instruments the Portfolio can use may be considered "derivative investments."  In addition to using hedging instruments, the Portfolio can use other derivative investments because they offer the potential for increased income.

      Derivatives have risks.  If the issuer of the derivative investment does not pay the amount due, the Portfolio can lose money on the investment.
The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it to.  As a result of these risks the Portfolio could realize less principal or income from the investment than expected or its hedge might be unsuccessful.  As a result, the Portfolio's share prices could fall. Certain derivative investments held by the Portfolio might be illiquid.

      |X|  Hedging.  The Portfolio can buy and sell certain kinds of futures contracts and call options, including options on futures and debt securities indices.  These are all referred to as "hedging instruments."  The Portfolio does not use hedging instruments for speculative purposes, and has limits on its use of them.  The Portfolio is not required to use hedging investments in seeking its goal.

      The Portfolio could buy and sell options and futures for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities.  It might do so to try to manage its exposure to changing interest rates.

      Some of these strategies would hedge the Portfolio's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Portfolio's  exposure to the securities market.  Writing covered call options might also provide income to the
Portfolio for liquidity purposes or to raise cash to distribute to shareholders.

      Options trading involves the payment of premiums and has special tax effects on the Portfolio. There are also special risks in particular hedging strategies.  If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the
Portfolio's return.  The Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

      |X| Portfolio Turnover.  The Portfolio can engage in active and frequent trading to try to achieve its objective.  While portfolio turnover may affect transaction costs the Portfolio pays, in most cases it does not pay brokerage commissions on debt securities it buys.  The Financial
Highlights table at the end of this Prospectus shows the Portfolio's portfolio turnover rates during prior fiscal years.

How the Portfolio Is Managed

The Manager.  The Manager chooses the Portfolio's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Board of Directors, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Portfolio pays to the Manager and describes the expenses that the
Portfolio is responsible to pay to conduct its business.

      The Manager has been an investment advisor since January 1960.  The
Manager and its subsidiaries and controlled affiliates manage more than $120 billion in assets as of March 31, 2003, including other Oppenheimer funds with more than 7 million shareholder accounts.  The Manager is located at 498
Seventh Avenue, New York, New York 10018.

      |X| Portfolio Manager. The Portfolio is managed by a portfolio
management team comprised of Angelo Manioudakis and other investment professionals selected from the Manager's high-grade team in its fixed income department.  This portfolio management team is primarily responsible for the day-to-day management of the Portfolio. Mr. Manioudakis is a Vice President
of the Fund and Senior Vice President of the Manager. Prior to joining the
Manager in April 2002, Mr. Manioudakis was a portfolio manager at Morgan
Stanley Investment Management from August 1993-April 2002.

|X|   |X|  Advisory  Fees.  Under  the  investment  advisory  agreement,   the
         Portfolio pays the Manager an advisory fee at an annual rate that declines on additional assets as the Portfolio grows: 0.525% of the first
$300 million of average daily net assets of the Portfolio, 0.500% of the next
$100 million, and 0.450% of average daily net assets over $400 million.  The
Portfolio's management fee for its last fiscal year ended December 31, 2002 was 0.525% of average daily net assets.

|X|    Possible Conflicts of Interest.  The Portfolio offers its shares to separate accounts of
different insurance companies as an investment for their variable annuity, variable life and other investment product contracts.  While the Portfolio does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Portfolio through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

      The Portfolio's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken.  If an irreconcilable conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Portfolio.  That could force the Portfolio to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted.  Also, the Board might refuse to sell shares of the Portfolio to a particular separate account, or could terminate the offering of the
Portfolio's shares if required to do so by law or if it would be in the best interests of the shareholders of the Portfolio to do so.

Investing in the Portfolio

How to Buy and Sell Shares

How Are Shares Purchased?  Shares of the Portfolio may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products.  Individual investors cannot buy shares of the Portfolio directly.  Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Portfolio as an investment option for that variable life insurance policy, variable annuity or other investment product.  The Portfolio reserves the right to refuse any purchase order when the Manager believes it would be in the Portfolio's best interests to do so.

      |X|  Market Timers.  The Portfolio has instructed its participating insurance companies that it may restrict or refuse investments by their separate accounts from market timers.  "Market timers" include persons whose separate account transactions have, or have attempted (i) an exchange out of the Portfolio within two weeks of an earlier exchange request, (ii) exchanges out of the Portfolio more than twice in any calendar quarter, (iii) an exchange of Portfolio shares equal to at least $5 million, or more than 1% of the Portfolio's net assets, or (iv) other transactions in Portfolio shares that demonstrated a timing pattern.  Separate accounts under common ownership or control are combined for these limits.  There can be no assurance that all such participating insurance companies will be successful in controlling investments in their respective separate accounts by market timers.

------------------------------------------------------------------------------
Information about your investment in the Portfolio through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Portfolio's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Portfolio should be given to your insurance company or its servicing agent, not directly to the
Portfolio or its Transfer Agent.
------------------------------------------------------------------------------

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their offering price, which is the net asset value per share.  The Portfolio does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which
Portfolio shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

Net Asset Value. The net asset value per share is determined as of the close of The New York Stock Exchange (the "Exchange") on each day that the Exchange is open for trading (referred to in this Prospectus as a "regular business day").  The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days.  All references to time in this Prospectus mean
"Eastern time."

      The net asset value per share is determined by dividing the value of the Portfolio's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the
Portfolio's Board of Directors has established procedures to value the
Portfolio's securities, in general based on market values. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Portfolio's foreign investments may change on days when investors cannot buy or redeem Portfolio shares.
      If, after the close of the principal market on which a security held by the Portfolio is traded, and before the time the Portfolio's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Portfolio's Board of
Directors has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

      The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Portfolio's designated agent to receive purchase orders) receives a purchase order from its contract or policy owners to purchase Portfolio shares on a regular business day, provided that the Portfolio receives the order from the insurance company by
9:30 A.M. on the next regular business day at the offices of its Transfer
Agent in Colorado.

How Are Shares Redeemed?  As with purchases, only the participating insurance companies that hold Portfolio shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares.  Contract holders and policyholders should not directly contact the Portfolio or its transfer agent to request a redemption of Portfolio shares.  Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

      The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Portfolio's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Portfolio receives the order from the insurance company by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Colorado.
The Portfolio normally sends payment by Federal Funds wire to the insurance company's account the day after the Portfolio receives the order (and no later than 7 days after the Portfolio's receipt of the order).  Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

Dividends.  The Portfolio intends to declare dividends separately from net investment income, if any, on an annual basis, and to pay those dividends in
March on a date selected by the Board of Directors.  Dividends and distributions will generally be lower for Service shares, which normally have higher expenses.  The Portfolio has no fixed dividend rate and cannot guarantee that it will pay any dividends.

      All dividends (and any capital gains distributions) will be reinvested automatically in additional Portfolio shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains.  The Portfolio may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Portfolio may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  There can be no assurance that the Portfolio will pay any capital gains distributions in a particular year.

Taxes.  For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company.  Because shares of the Portfolio may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Portfolio from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

      This information is only a summary of certain federal income tax information about an investment in Portfolio shares. You should consult with your tax adviser or your participating insurance company representative about the effect of an investment in the Portfolio under your contract or policy.

Financial Highlights

The Financial Highlights Table is presented to help you understand the
Portfolio's financial performance for the past five fiscal years.  Certain information reflects financial results for a single Portfolio share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by
Deloitte & Touche LLP, the Portfolio's independent auditors, whose report, along with the Portfolio's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

Year Ended December 31,
2002          2001          2000          1999          1998
--------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period                              $ 1.11
$ 1.10        $ 1.05        $ 1.13        $ 1.11
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income
..05           .04           .07           .07           .06
Net realized and unrealized gain (loss)
..06           .04           .05          (.09)          .03

----------------------------------------------------------------
Total from investment operations
..11           .08           .12          (.02)          .09
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income
(.06)         (.07)         (.07)         (.06)         (.07)
--------------------------------------------------------------------------------
Net asset value, end of period
$1.16         $1.11         $1.10         $1.05         $1.13

================================================================

--------------------------------------------------------------------------------
Total Return, at Net Asset Value 1
10.06%         7.23%        12.36%        (1.73)%        8.14%

--------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in thousands)                         $21,946
$18,984       $18,904       $20,150       $24,923
--------------------------------------------------------------------------------
Average net assets (in thousands)                                $20,347
$18,805       $18,702       $22,683       $24,044
--------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income
4.42%         3.49%         6.07%         5.80%         5.64%
Expenses
0.77%         0.79%         0.74%         0.70%         0.68% 3
--------------------------------------------------------------------------------
Portfolio turnover rate
25%           19%           31%           14%           43%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

INFORMATION AND SERVICES
For More Information on Government Securities Portfolio
The following additional  information about the Portfolio is available without charge upon request:

STATEMENT  OF  ADDITIONAL  INFORMATION.   This  document  includes  additional
information about the Portfolio's investment policies,  risks, and operations.
It is  incorporated  by  reference  into this  Prospectus  (which  means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS.  Additional  information about the Portfolio's investments  and  performance  is  available  in the  Portfolio's  Annual  and
Semi-Annual  Reports to shareholders.  The Annual Report includes a discussion of market  conditions and investment  strategies that  significantly  affected the Portfolio's performance during its last fiscal year.

How to Get More Information
You can request the  Statement of  Additional  Information,  the Annual and
Semi-Annual  Reports,  the notice explaining the Portfolio's privacy policy and other information about the Portfolio or your account:

---------------------------------------------------------------------------
By Telephone:  Call OppenheimerFunds Services toll-free:

----------------------------------------------------------------------------
                        1.800.981.2871
---------------------------------------------------------------------------
By Mail:                Write to:
                        OppenheimerFunds Services
                        P.O. Box 5270
                        Denver, Colorado 80217-5270
--------------------------------------------------------------------------

Information  about  the  Portfolio   including  the  Statement  of  Additional
Information  can be reviewed and copied at the SEC's Public  Reference Room in
Washington,  D.C.  Information  on the operation of the Public  Reference Room may be  obtained  by  calling  the SEC at  1.202.942.8090.  Reports  and other information  about the Portfolio  are  available on the EDGAR  database on the
SEC's Internet  website at  WWW.SEC.GOV.  Copies may be obtained after payment
                            -----------
of a  duplicating  fee by  electronic  request  at the SEC's  e-mail  address:
publicinfo@sec.gov  or by  writing  to the  SEC's  Public  Reference  Section,
Washington, D.C. 20549-0102.

No one has been authorized to provide any  information  about the Portfolio or to make any  representations  about  the  Portfolio  other  than what is contained  in this  Prospectus.  This  Prospectus  is not an  offer to sell shares of the Portfolio,  nor a  solicitation  of an offer to buy shares of the Portfolio,  to any person in any state or other  jurisdiction  where it is unlawful to make such an offer.

The Fund's SEC File No.:  811-3255
PR613.001.0402
Printed on recycled paper.

                          Appendix to Prospectus of
                       Government Securities Portfolio

      Graphic  material  included in the  Prospectus of Government  Securities
Portfolio: "Annual Total Returns (as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Government  Securities
Portfolio  depicting the annual total returns of a hypothetical  investment in
the  Portfolio  for  each  of  the  calendar   years  since  the   Portfolio's
inception.  Set forth below are the  relevant  data points that will appear in the bar chart:

----------------------------------------------
Calendar Year Ended 12/31     Annual Total
                                 Return
----------------------------------------------
----------------------------------------------
1993                             10.98%
----------------------------------------------
----------------------------------------------
1994                             -4.89%
----------------------------------------------
----------------------------------------------
1995                             18.91%
----------------------------------------------
----------------------------------------------
1996                              1.93%
----------------------------------------------
----------------------------------------------
1997                              8.82%
----------------------------------------------
----------------------------------------------
1998                              8.14%
----------------------------------------------
----------------------------------------------
1999                             -1.73%
----------------------------------------------
----------------------------------------------
2000                             12.36%
----------------------------------------------
----------------------------------------------
2001                              7.23%
----------------------------------------------
----------------------------------------------

2002                             10.06%

----------------------------------------------

Growth Portfolio
A Series of Panorama Series Fund, Inc.

Prospectus dated April 30, 2003

                                                Growth Portfolio is a mutual
                                          fund that seeks high total return.
                                          It invests mainly in common stocks
                                          of domestic large-cap companies.

                                                Shares of the Portfolio are
                                          sold only as the underlying
                                          investment for variable life
                                          insurance policies, variable annuity
                                          contracts and other insurance
                                          company separate accounts.  A
                                          prospectus for the insurance product
                                          you have selected accompanies this
                                          Prospectus and explains how to
                                          select shares of the Portfolio as
                                          the investment under that insurance
                                          product.
As with all mutual funds, the

Securities and Exchange Commission              This Prospectus contains
has not approved or disapproved the       important information about the
Portfolio's securities nor has it         Portfolio's objective, its
determined that this Prospectus is        investment policies, strategies and
accurate or complete. It is a             risks.  Please read this Prospectus
criminal offense to represent             (and your insurance product
otherwise.                                Prospectus) carefully before you

                                          invest and keep them for future
                                          reference about your investment.

Contents

            About the Portfolio
------------------------------------------------------------------------------

            The Portfolio's Investment Objective and Strategies

            Main Risks of Investing in the Portfolio

            The Portfolio's Performance

            About the Portfolio's Investments

            How the Portfolio is Managed

            Investing in the Portfolio
------------------------------------------------------------------------------

            How to Buy and Sell Shares

            Dividends, Capital Gains and Taxes

            Financial Highlights

About the Portfolio

The Portfolio's Investment Objective and Strategies

What Is the Portfolio's Investment Objective?  The Portfolio seeks high total return.

What Does the Portfolio Mainly Invest In?  The Portfolio currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. The Portfolio can buy other equity investments, including preferred stocks, rights and warrants and securities convertible into common stocks.  The Portfolio can buy securities of U.S. and foreign companies of different capitalization ranges, although the Portfolio's investments in foreign securities are generally limited to no more than 10% of its total assets, as more fully described in the Portfolio's
Statement of Additional Information.

      The Portfolio can also invest (normally, not more than 10% of its net assets) in debt securities.  The Portfolio can also use hedging instruments and certain derivative investments to try to manage investment risks.  These investments are more fully explained in "About the Portfolio's Investments,"
below.

      |X|  How Do the Portfolio Managers Decide What Securities to Buy or
Sell?  In selecting securities for purchase or sale by the Portfolio, the portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process involves the use of:

            Multi-factor quantitative models:  These include a group of
"top-down" models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve.  These help direct portfolio emphasis by market capitalization (small, mid, or large), value or growth styles and other characteristics.  A group of "bottom up"
models helps to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing fundamental stock and company characteristics.
            Fundamental research:  The portfolio managers use internal research and analysis by other market analysts, with emphasis on current company news.
            Judgment:  The portfolio is then regularly rebalanced by the portfolio managers, using all of the tools described above.

Who Is the Portfolio Designed For?  The Portfolio's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking total return.  Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stock investments.  Since the Portfolio's income level will fluctuate and will likely be small, it is not designed for investors needing current income.  The Portfolio is not a complete investment program.

Main Risks of Investing in the Portfolio

      All investments carry risks to some degree.  The Portfolio's investments in stocks are subject to changes in their value from a number of factors, described below.  There is also the risk that poor security selection by the Portfolio's investment Manager, OppenheimerFunds, Inc., will cause the Portfolio to underperform other funds having a similar objective.

       |X|  Risks of Investing in Stocks.  Stocks fluctuate in price, and their short-term volatility at times can be great.  Because the Portfolio invests primarily in common stocks, the value of the Portfolio's investment holdings will be affected by changes in the stock markets.  Market risk will affect the Portfolio's net asset value per share, which will fluctuate as the values of the Portfolio's investments change.  The prices of individual stocks do not all move in the same direction uniformly or at the same time.
Different stock markets may behave differently from each other.  In particular, because the Portfolio currently emphasizes investments in stocks of U.S. issuers, it will be affected by changes in U.S. stock markets.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer.  The Portfolio invests mainly in securities of large companies but it can also buy stocks of small and medium-size companies, which may have more volatile stock prices than stocks of large companies.

      The Manager may increase the relative emphasis of the Fund's investments in a particular industry from time to time.  Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.  To the extent that the
Portfolio has increased the relative emphasis of its investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

How Risky is the Portfolio Overall?  In the short term, the stock markets can be volatile, and the price of the Portfolio's shares will go up and down substantially.  The Portfolio does not typically invest to a great extent in income-oriented investments to help cushion the Portfolio's total return from changes in stock prices.  The Portfolio generally may be less volatile than aggressive growth stock funds, but its share price may be more volatile than funds that invest in a mix of stocks and bonds.

      These risks collectively form the risk profile of the Portfolio and can affect the value of the Portfolio's investments, its investment performance and its prices per share.  These risks mean that you can lose money by investing in the Portfolio.  When you redeem your shares, they may be worth more or less than what you paid for them.  There is no assurance that the
Portfolio will achieve its investment objective.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency.

The Portfolio's Performance

The bar chart and table below show one measure of the risks of investing in the Portfolio, by showing changes in the Portfolio's performance from year to year for the last ten calendar years and by showing how the average annual total returns compare to those of a broad-based market index.  The
Portfolio's past investment performance is not necessarily an indication of how the Portfolio will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See  appendix  to  prospectus  for data in bar  chart  showing  annual  total returns]

For the period 1/1/03 through 3/31/03, the Portfolio's  cumulative return (not annualized) was -3.80%.  Charges imposed by the separate  accounts that invest in the  Portfolio are not included in the  calculations  of return in this bar chart,  and if those  charges were  included,  the returns  would be less than those shown.
During the period shown in the bar chart,  the highest return (not annualized)
for a  calendar  quarter  was  18.48%  (4QTR98)  and the  lowest  return  (not annualized) for a calendar quarter was -16.35% (3QTR02).

-------------------------------------------------------------------------------
Average Annual Total

Returns for the periods       1 Year            5 Years        Past 10 Years
ended December 31, 2002

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Growth Portfolio

(inception date:               -18.97%            -7.97%             5.14%

1/21/82)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
S&P 500 Index

                               -22.09%            -0.58%             9.34%1

-------------------------------------------------------------------------------

1.  From 12/31/92.
The  Portfolio's  average  annual total returns  measure the  performance of a hypothetical  account  without  deducting  charges  imposed  by  the  separate accounts  that  invest in the Fund and assume that all  dividends  and capital gains  distributions  have been reinvested in additional  shares.  Because the
Portfolio invests primarily in stocks,  its performance is compared to the S&P
500 Index,  an unmanaged  index of equity  securities that is a measure of the domestic stock market.  Index performance  reflects the reinvestment of income but  does  not  reflect  transaction  costs,  fees,  expenses  or  taxes.  The
Portfolio may have investments that vary from the index.

The  Portfolio's  total  returns  should not be expected to be the same as the returns of other  Oppenheimer  funds,  even if funds  have the same  portfolio managers and/or similar names.

Fees and Expenses of the Portfolio

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Portfolio. The
Portfolio pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Portfolio's assets to calculate the Portfolio's net asset values per share. All shareholders therefore pay those expenses indirectly. The numbers below are based on the Portfolio's expenses during its fiscal year ended December 31, 2002.

Shareholder Fees.  The Portfolio does not charge any initial sales charge to buy shares or to reinvest dividends.  There are no exchange fees or redemption fees and no contingent deferred sales charges. Please refer to the accompanying prospectus of the participating insurance company for information on initial or contingent deferred sales charges, exchange fees or redemption fees for that variable life insurance policy, variable annuity or other investment product.  Those charges and fees are not reflected in the table below.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

----------------------------------------------------------------------------

Management Fees                                        0.63%

----------------------------------------------------------------------------
----------------------------------------------------------------------------

Distribution and Service (12b-1) Fees                   N/A

----------------------------------------------------------------------------
----------------------------------------------------------------------------

Other Expenses                                         0.05%

----------------------------------------------------------------------------
----------------------------------------------------------------------------

Total Annual Operating Expenses                        0.68%

----------------------------------------------------------------------------

Expenses  may vary in future  years.  "Other  expenses"  in the table  include transfer  agent fees,  custodial  fees,  and accounting and legal expenses the
Portfolio  pays.  The  Portfolio's  transfer agent has  voluntarily  agreed to limit transfer and shareholder  servicing agent fees to 0.35% per fiscal year.
That  undertaking may be amended or withdrawn at any time. For the Portfolio's fiscal year ended  December 31, 2002,  the transfer  agent fees did not exceed the expense limitation described above.

EXAMPLE.  The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in a class of shares of the
Portfolio for the time periods indicated and reinvest your dividends and distributions.

The example assumes that you redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

------------------------------------------------------------------------------

If shares are redeemed:    1 Year       3 Years       5 Years      10 Years

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                            $69           $218          $379         $847

------------------------------------------------------------------------------

About the Portfolio's Investments

The Portfolio's Principal Investment Policies.  The allocation of the
Portfolio's investment holdings among the different investments will vary over time based upon the Manager's evaluation of economic and market trends.
The Portfolio's holdings might not always include all of the different types of investments described below.  The Statement of Additional Information contains more detailed information about the Portfolio's investment policies and risks.

      The Portfolio's investment Manager, OppenheimerFunds, Inc., tries to reduce risks by carefully researching securities before they are purchased.
The Portfolio attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the
Portfolio's assets in any one issuer.  Also, the Portfolio does not concentrate 25% or more of its investments in any one industry.

      However, changes in the overall market prices of securities and the income they pay can occur at any time.  The share price of the Portfolio will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

Stock Investments.  The Portfolio invests primarily in a diversified portfolio of common stocks of issuers that may be of small, medium or large capitalization, to seek total return.  The Portfolio currently focuses on large-cap and mid-cap issuers.  "Market capitalization"
     refers to the total market value of an issuer's common stock.  The stock prices of large-cap issuers tend to be less volatile than the prices of mid-cap and small-cap companies in the short term, but these companies may not afford the same growth opportunities as mid-cap and small-cap companies.
Industry Focus.  Stocks of issuers in a particular industry might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.  To the extent that the Portfolio has a greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

      |X|  Portfolio Turnover.  The Portfolio can engage in active and frequent trading to try to achieve its objective.  Portfolio turnover affects brokerage costs the Portfolio pays. The Financial Highlights table at the end of this Prospectus shows the Portfolio's portfolio turnover rates during prior fiscal years.

      |X|  Special Portfolio Diversification Requirements.  To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the
Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers.  The Portfolio's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the
Investment Company Act that apply to publicly-sold mutual funds.

      Failure by the Portfolio to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Portfolio's investment decisions in a way that could reduce its performance.

      |X| Can the Portfolio's Investment Objective and Policies Change?  The
Portfolio's Board of Directors may change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.  Fundamental policies are those that cannot be changed without the approval of a majority of the Portfolio's outstanding voting shares.  The Portfolio's investment objective is not a fundamental policy, but will not be changed by the Board of Directors without advance notice to shareholders.  Investment restrictions that are fundamental policies are listed in the Statement of Additional Information.  An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

Other Investment Strategies.  To seek its objective, the Portfolio can also use the investment techniques and strategies described below.  The Portfolio might not always use all of the different types of techniques and investments described below.  These techniques involve certain risks, although some are designed to help reduce overall investment or market risks.

Other Equity Securities.  While the Portfolio emphasizes investments in common stocks, it can
also buy preferred stocks and securities convertible into common stock.

      The Portfolio's investments in convertible securities may include securities rated as low as "B" by Moody's or Standard & Poor's or that have comparable ratings by other national rating organizations or, if unrated, an equivalent rating assigned by the Manager.  Securities rated below "Baa" by
Moody's or "BBB" by Standard & Poor's are below "investment grade" and are subject to greater risk of default by the issuer than investment grade securities.  However, although many convertible securities are debt securities, the Manager considers some of them to be "equity equivalents"
because of the conversion feature, and in that case their rating has less impact on the investment decision than in the case of other debt securities.
These investments are subject to the Portfolio's policy of limiting its debt investments under normal circumstances to not more than 10% of its assets.

      |X|  Debt Securities.  Under normal market conditions, the Portfolio can invest in debt securities, such as securities issued or guaranteed by the
U.S. government or its agencies and federally-chartered corporate entities referred to as "instrumentalities."  The Portfolio can also buy foreign government securities, and foreign and domestic corporate bonds and debentures.  Normally these investments, including convertible debt securities, are limited to not more than 10% of the Portfolio's net assets.

      The Portfolio can buy debt securities of any maturity and typically holds some short-term notes for liquidity purposes.  The Portfolio can buy debt securities that are rated by nationally- recognized rating organizations as well as unrated debt securities assigned an equivalent rating by the
Manager.  The Portfolio's debt investments may be "investment grade" (that is, in the four highest rating categories of a national rating organization)
or may be below-investment grade securities (sometimes called "junk bonds")
rated as low as "B" as described above in "Other Equity Securities."

            |_| Special Credit Risks of Lower-Grade Securities. All corporate debt securities (whether foreign or domestic) are subject to some degree of credit risk.  Credit risk relates to the ability of the issuer to meet interest or principal payments on a security as they become due.  U.S.
government securities are subject to little credit risk.  While investment grade securities are subject to risks of non-payment of interest and principal, generally, higher yielding, lower-grade bonds, whether rated or unrated, have greater risks of default than investment grade securities.

      Lower-grade securities may be subject to greater market fluctuations and risk of loss of income and principal than investment grade securities.
There may be less of a market for them and therefore it may be harder to value or to sell them at an acceptable price when the Portfolio wants to sell them. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the bonds.  These risks mean that the Portfolio's net asset value per share could be reduced by declines in value of these securities.

            |_|  Interest Rate Risks.  The prices of debt securities,
including U.S. government securities, are subject to change when prevailing interest rates change.  When interest rates fall, the values of already-issued debt securities generally rise.  When interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities.  The Portfolio's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Portfolio's investments in debt securities.

      |X| Repurchase Agreements.  In a repurchase agreement, the Portfolio buys a security and simultaneously agrees to sell it to the vendor for delivery at a future date.  Delays or losses could occur if the other party to the agreement defaults or becomes insolvent.  These are used primarily for cash management and liquidity purposes.

      |X| Derivative Investments.  The Portfolio can invest in a number of different kinds of "derivative" investments.  In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.  In the broadest sense, exchange-traded options, futures contracts, and other hedging instruments the Portfolio might use may be considered "derivative investments."  The Portfolio has limits on the amount of particular types of derivatives it can hold.  Currently the Portfolio does not use those types of investments to a significant degree and is not required to use them in seeking its objective.

      Derivatives have risks.  Markets underlying securities and indices may move in a direction not anticipated by the Manager.  Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives.  Certain derivative investments held by the Portfolio may be illiquid.  If the issuer of the derivative does not pay the amount due, the
Portfolio can lose money on the investment.  If that happens, the Portfolio's share price could decline or the Portfolio could get less income than expected.  Using derivatives could increase the volatility of the Portfolio's share prices.

      |X|  Hedging.  The Portfolio can write exchange-traded covered calls on securities, futures and stock indices, and can buy and sell certain kinds of futures contracts and forward contracts. These are all referred to as
"hedging instruments."  The Portfolio does not use hedging instruments for speculative purposes, and has limits on its use of them.  The Portfolio is not required to use hedging instruments in seeking its goal and currently does not use them to a significant degree.

      Options trading involves the payment of premiums and has special tax effects on the Portfolio.  There are also special risks in particular hedging strategies.  For example, if a covered call written by the Portfolio is exercised on an investment that has increased in value, the Portfolio will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.

      If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Portfolio's return. The Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

      |X|  Temporary Defensive and Interim Investments.  In times of unstable market or economic conditions, the Portfolio can invest up to 100% of its assets in temporary defensive investments. Generally they would be high-quality, short-term money market instruments, such as U.S. government securities, highly-rated commercial paper, short-term corporate debt obligations, bank deposits or repurchase agreements.  The Portfolio may also hold these types of securities pending the investment of proceeds from the sale of Portfolio shares or portfolio securities or to meet anticipated redemptions of Portfolio shares.  To the extent the Portfolio invests defensively in these securities, it may not achieve its investment objective of total return.

How the Portfolio Is Managed

The Manager. The Manager chooses the Portfolio's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Directors, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Portfolio pays to the Manager and describes the expenses that the
Portfolio is responsible to pay to conduct its business.

      The Manager has been an investment advisor since January 1960.  The
Manager and its subsidiaries and controlled affiliates manage more than $120 billion in assets as of March 31, 2003, including other Oppenheimer funds with more than 7 million shareholder accounts.  The Manager is located at 498
Seventh Avenue, New York, New York 10018.

      |X|  Portfolio Managers.  The portfolio managers of the Portfolio are
Charles Albers and Nikolaos Monoyios.  They are the persons primarily responsible for the day-to-day management of the Portfolio's investments.
Mr. Albers is a Senior Vice President of the Manager and Mr. Monoyios is a
Vice President of the Manager.  Prior to joining the Manager in April 1998, they were portfolio managers at Guardian Investor Services (from 1972 and
1979, respectively to April 1998), the investment management subsidiary of
The Guardian Life Insurance Company.

      |X| Advisory Fees.  Under the Investment Advisory Agreement, the
Portfolio pays the Manager an advisory fee at an annual rate that declines on additional assets as the Portfolio grows: 0.625% of the first $300 million of average daily net assets of the Portfolio, 0.500% of the next $100 million, and 0.450% of average daily net assets over $400 million.  The Portfolio's management fee for its last fiscal year ended December 31, 2002, was 0.625%
of average annual net assets.

      |X|  Possible Conflicts of Interest.  The Portfolio offers its shares to separate accounts of different insurance companies as an investment for their variable annuity, variable life and other investment product contracts.  While the Portfolio does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Portfolio through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

      The Portfolio's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken.  If an irreconcilable conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Portfolio.  That could force the Portfolio to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted.  Also, the Board might refuse to sell shares of the Portfolio to a particular separate account, or could terminate the offering of the
Portfolio's shares if required to do so by law or if it would be in the best interests of the shareholders of the Portfolio to do so.

Investing in the Portfolio

How to Buy and Sell Shares

How Are Shares Purchased?  Shares of the Portfolio may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products.  Individual investors cannot buy shares of the Portfolio directly.  Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Portfolio as an investment option for that variable life insurance policy, variable annuity or other investment product.  The Portfolio reserves the right to refuse any purchase order when the Manager believes it would be in the Portfolio's best interests to do so.

      |X| Market Timers.  The Portfolio has instructed its participating insurance companies that it may restrict or refuse investments by their separate accounts from market timers.  "Market timers" include persons whose separate account transactions have, or have attempted (i) an exchange out of the Portfolio within two weeks of an earlier exchange request, (ii) exchanges out of the Portfolio more than twice in any calendar quarter, (iii) an exchange of Portfolio shares equal to at least $5 million, or more than 1% of the Portfolio's net assets, or (iv) other transactions in Portfolio shares that demonstrated a timing pattern.  Separate accounts under common ownership or control are combined for these limits. There can be no assurance that all such participating insurance companies will be successful in controlling investments in their respective separate accounts by market timers.

------------------------------------------------------------------------------
Information about your investment in the Portfolio through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Portfolio's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Portfolio should be given to your insurance company or its servicing agent, not directly to the
Portfolio or its Transfer Agent.
------------------------------------------------------------------------------

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price, which is the net asset value per share.  The Portfolio does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Portfolio shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

Net Asset Value.  The net asset value per share is determined as of the close of The New York Stock Exchange (the "Exchange") on each day that the Exchange is open for trading (referred to in this Prospectus as a "regular business day").  The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days.  All references to time in this Prospectus mean
"Eastern time."

      The net asset value per share is determined by dividing the value of the Portfolio's net assets attributable to a class by the number of shares of that class that are outstanding.  To determine net asset value, the
Portfolio's Board of Directors has established procedures to value the
Portfolio's securities, in general, based on market values.  The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Portfolio's foreign investments may change on days when investors cannot buy or redeem Portfolio shares.

      If, after the close of the principal  market on which a security held by the Portfolio is traded,  and before the time the  Portfolio's  securities are priced that day, an event  occurs  that the  Manager  deems  likely to cause a material  change in the value of such  security,  the Fund's Board of Trustees has  authorized  the Manager,  subject to the Board's  review,  to ascertain a fair value for such security.  A security's  valuation may differ depending on the method used for determining value.

      The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Portfolio's designated agent to receive purchase orders) receives a purchase order from its contract or policy owners to purchase Portfolio shares on a regular business day, provided that the Portfolio receives the order from the insurance company by
9:30 A.M. on the next regular business day at the offices of its Transfer
Agent in Colorado.

How Are Shares Redeemed?  As with purchases, only the participating insurance companies that hold Portfolio shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policyholders should not directly contact the Portfolio or its Transfer
Agent to request a redemption of Portfolio shares.  Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

      The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Portfolio's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Portfolio receives the order from the insurance company by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Colorado.
The Portfolio normally sends payment by Federal Funds wire to the insurance company's account the day after the Portfolio receives the order (and no later than 7 days after the Portfolio's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

Dividends.  The Portfolio intends to declare dividends separately from net investment income, if any, on an annual basis, and to pay those dividends in
March on a date selected by the Board of Directors. Dividends and distributions will generally be lower for Service shares, which normally have higher expenses. The Portfolio has no fixed dividend rate and cannot guarantee that it will pay any dividends.

      All dividends (and any capital gains distributions) will be reinvested automatically in additional Portfolio shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains.  The Portfolio may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Portfolio may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  There can be no assurance that the Portfolio will pay any capital gains distributions in a particular year.

Taxes.  For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company.  Because shares of the Portfolio may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Portfolio from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

      This information is only a summary of certain federal income tax information about an investment in Portfolio shares. You should consult with your tax adviser or your participating insurance company representative about the effect of an investment in the Portfolio under your contract or policy.

Financial Highlights

The Financial Highlights Table is presented to help you understand the
Portfolio's financial performance for the past five fiscal years.  Certain information reflects financial results for a single Portfolio share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).  This information has been audited by
Deloitte & Touche LLP, the Portfolio's independent auditors, whose report, along with the Portfolio's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

Year Ended December 31,                                    2002
2001          2000          1999          1998
--------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period                     $ 1.73        $
1.96        $ 2.99        $ 3.27        $ 3.45
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .02
..02           .03           .05           .04
Net realized and unrealized gain (loss)                    (.34)
(.23)         (.35)         (.17)          .26

-----------------------------------------------------------------
Total from investment operations                           (.32)
(.21)         (.32)         (.12)          .30
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.02)
(.02)         (.05)         (.04)         (.04)
Distributions from net realized gain                         --
--          (.66)         (.12)         (.44)

-----------------------------------------------------------------
Total dividends and/or distributions to shareholders       (.02)
(.02)         (.71)         (.16)         (.48)
--------------------------------------------------------------------------------
Net asset value, end of period                            $1.39
$1.73         $1.96         $2.99         $3.27

=================================================================

--------------------------------------------------------------------------------
Total Return, at Net Asset Value 1                       (18.97)%
(10.61)%      (12.66)%       (3.76)%        8.43%

--------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)               $165,493
$242,575      $333,211      $668,139      $918,871
--------------------------------------------------------------------------------
Average net assets (in thousands)                      $203,660
$273,890      $460,272      $808,715      $877,874
--------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                      0.96%
0.75%         0.78%         1.28%         1.16%
Expenses                                                   0.68%
0.64%         0.59%         0.53%         0.53% 3
--------------------------------------------------------------------------------
Portfolio turnover rate                                      88%
76%          118%          132%           98%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

INFORMATION AND SERVICES

For More Information on the Growth Portfolio
The following additional  information about the Portfolio is available without charge upon request:

Statement  of  Additional  Information.   This  document  includes  additional
information about the Portfolio's investment policies,  risks, and operations.
It is  incorporated  by  reference  into this  Prospectus  (which  means it is legally part of this Prospectus).

Annual and Semi-Annual Reports.  Additional  information about the Portfolio's investments  and  performance  is  available  in the  Portfolio's  Annual  and
Semi-Annual  Reports to shareholders.  The Annual Report includes a discussion of market  conditions and investment  strategies that  significantly  affected the Portfolio's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Portfolio's privacy act and other information about the Portfolio or your account:

---------------------------------------------------------------------------

By Telephone:           Call OppenheimerFunds Services toll-free:

---------------------------------------------------------------------------
                        1.800.981.2871
---------------------------------------------------------------------------

---------------------------------------------------------------------------
By Mail:                Write to:
                        OppenheimerFunds Services
---------------------------------------------------------------------------

                        P.O. Box 5270

---------------------------------------------------------------------------
---------------------------------------------------------------------------

                        Denver, Colorado 80217-5270

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Information  about  the  Portfolio   including  the  Statement  of  Additional
Information  can be reviewed and copied at the SEC's Public  Reference Room in
Washington,  D.C.  Information  on the operation of the Public  Reference Room may be  obtained  by  calling  the SEC at  1.202.942.8090.  Reports  and other information  about the Portfolio  are  available on the EDGAR  database on the
SEC's Internet  website at  WWW.SEC.GOV.  Copies may be obtained after payment
                            -----------
of a  duplicating  fee by  electronic  request  at the SEC's  e-mail  address:
publicinfo@sec.gov  or by  writing  to the  SEC's  Public  Reference  Section,
Washington, D.C. 20549-0102.

No one has been authorized to provide any  information  about the Portfolio or to make any  representations  about  the  Portfolio  other  than what is contained  in this  Prospectus.  This  Prospectus  is not an  offer to sell shares of the Portfolio,  nor a  solicitation  of an offer to buy shares of the Portfolio,  to any person in any state or other  jurisdiction  where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-3255
PR0608.001.0403  Printed on recycled paper.

                          Appendix to Prospectus of
                Panorama Series Fund, Inc. - Growth Portfolio

      Graphic  material  included  in  the  Prospectus  of  Growth  Portfolio:
"Annual Total Returns (as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Growth  Portfolio (the
"Fund")  depicting  the annual total returns of a  hypothetical  investment in non-service  shares of the Portfolio for each of the ten most recent  calendar years.  Set forth below are the  relevant  data points that will appear in the bar chart:

--------------------------------------------------------
Calendar Year Ended 12/31      Annual Total Return
--------------------------------------------------------
-----------------------------------------------------------
1993                                  21.22%
-----------------------------------------------------------
--------------------------------------------------------
1994                                  -0.51%
--------------------------------------------------------
--------------------------------------------------------
1995                                 38.06%
--------------------------------------------------------
--------------------------------------------------------
1996                                 18.87%
--------------------------------------------------------
--------------------------------------------------------
1997                                 26.37%
--------------------------------------------------------
--------------------------------------------------------
1998                                   8.43%
--------------------------------------------------------
--------------------------------------------------------
1999                                  -3.76%
--------------------------------------------------------
--------------------------------------------------------
2000                                 -12.66%
--------------------------------------------------------
--------------------------------------------------------
2001                                 -10.61%
--------------------------------------------------------
--------------------------------------------------------

2002                                 -18.97%

--------------------------------------------------------

Oppenheimer International Growth Fund/VA
A Series of Panorama Series Fund, Inc.

Prospectus dated April 30, 2003

                                                Oppenheimer International
                                          Growth Fund/VA is a mutual fund that
                                          seeks long-term growth of capital.
                                          It emphasizes investments in common
                                          stocks and securities of foreign
                                          companies.

                                                Shares of the Fund are sold
                                          only as an underlying investment for
                                          variable life insurance policies,
                                          variable annuity contracts and other
                                          insurance company separate
                                          accounts.  A prospectus for the
                                          insurance product you have selected
                                          accompanies this Prospectus and
                                          explains how to select shares of the
                                          Fund as an investment under that
As with all mutual funds, the             insurance product and whether you
Securities and Exchange Commission        are only eligible to purchase
has not approved or disapproved the       Service shares of the Fund.
Fund's securities nor has it
determined that this Prospectus is              This Prospectus contains
accurate or complete. It is a             important information about the
criminal offense to represent             Fund's objective, its investment
otherwise.                                policies, strategies and risks.
                                          Please read this Prospectus (and
                                          your insurance product prospectus)
                                          carefully before you invest and keep
                                          them for future reference about your
                                          investment.

            About the Fund
------------------------------------------------------------------------------

            The Fund's Investment Objective and Strategies

            Main Risks of Investing in the Fund

            The Fund's Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            Investing in the Fund
------------------------------------------------------------------------------

            How to Buy and Sell Shares

            Dividends, Capital Gains and Taxes

            Financial Highlights

About the Fund

The Fund's Investment Objective and Strategies

What Is the Fund's Investment Objective?  The Fund seeks long-term growth of capital by investing under normal circumstances, at least 90% of its total assets in equity securities of companies wherever located, the primary stock market of which is outside the United States.

What Does the Fund Mainly Invest In?  The Fund currently invests mainly in common stocks of foreign growth companies listed on foreign stock exchanges.
They can include both smaller, less-well-known companies and larger, more established companies that the portfolio manager believes have favorable prospects for capital growth relative to the market.

      The Fund does not limit its investments to issuers within a specific market capitalization range.  Although the Fund currently has an emphasis on mid-size companies, the Fund's emphasis may change over time.  It can invest up to 25% of its total assets in emerging markets and can invest without limit in developed markets throughout the world.  The Fund may increase the relative emphasis of its investments in one or more industries, countries, or regions from time to time, such as Europe or Asia, for example.

      The Fund can also buy preferred stocks, securities convertible into common stocks and other securities having equity features.  The Fund can invest up to 20% of its total assets in debt securities when the portfolio manager believes that it is appropriate to do so in order to seek the Fund's objective.  The Fund typically does not invest in debt securities to a significant degree.  The Fund can also use hedging instruments and certain derivative investments to try to manage investment risks.  These investments are more fully explained in "About the Fund's Investments," below.

      |X|  How Does the Portfolio Manager Decide What Securities to Buy or
Sell?  In selecting securities for the Fund, the Fund's portfolio manager evaluates investment opportunities on a company-by-company basis.  The portfolio manager looks primarily for foreign companies with high growth potential using a "bottom up" investment approach - that is, looking at the investment performance of individual stocks before considering the impact of general or industry trends.  This approach includes fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is part.

      In seeking broad diversification of the Fund's investment holdings, the portfolio manager currently focuses on the factors below, which may vary in particular cases and may change over time. The portfolio manager currently searches for:
|_|   Companies that enjoy a strong  competitive  position and high demand for their products and services,
|_|   Companies that participate in markets with substantial  barriers against entry by potential competitors,
|_|   Well-financed companies that are entering a growth cycle, and
|_|   Companies with accelerating earnings growth and cash flow.

      In applying these and other selection criteria, the portfolio manager considers the potential effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from global trends. The trends, or "global themes," currently considered include mass affluence, aging, corporate restructuring and efficiency enhancing technologies and services.  The portfolio manager does not invest a fixed amount of the Fund's assets according to these themes and this strategy and the themes that are considered may change over time.

Who Is the Fund Designed For?  The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking capital growth in their investment over the long term from foreign stocks.
Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for an aggressive fund focusing on growth stock investments, and the special risks of investing in both emerging and developed foreign countries.  The Fund does not seek current income and the income from its investments will likely be small, so it is not designed for investors needing income. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

      All investments carry risks to some degree.  The Fund's investments in stocks are subject to changes in their value from a number of factors described below.  There is also the risk that poor security selection by the
Fund's investment Manager, OppenheimerFunds, Inc. (the "Manager"), will cause the Fund to underperform other funds having similar objectives.

      Stocks of growth companies may provide greater opportunities for capital appreciation but may be more volatile than other stocks.  That volatility is likely to be even greater for companies with lower capitalizations because their securities may not be widely traded.  The Fund can buy securities of issuers in emerging or developed foreign markets that have special risks not associated with investments in domestic securities, such as the effects of currency fluctuations on relative prices.

      However, changes in the market prices of securities can occur at any time.  The share price of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.  There is no assurance that the Fund will achieve its investment objective.

      |X|  Risks of Investing in Stocks.  Stocks fluctuate in price, and their short-term volatility at times may be great.  Because the Fund invests primarily in common stocks of foreign companies, the value of the Fund's investment holdings will be affected by changes in the foreign stock markets and the special economic and other factors that might primarily affect the prices of securities in particular foreign markets.  Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's investments change.  A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time.  Different stock markets may behave differently from each other.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

      Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.  To the extent that the Fund increases the relative emphasis of its investments in a particular industry, its share values can be expected to fluctuate in response to events affecting that industry.

      |X|  Risks of Foreign Investing. While foreign securities offer special investment opportunities, there are also special risks. The Fund can buy securities of companies (or governments) in any country, including developed countries and emerging markets.  Under normal market conditions (when the
Manager believes that the stock markets are not in an unstable or volatile period) the Fund will invest at least 90% of its total assets in equity securities of issuers located outside the U.S.

      The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.  The value of foreign investments may be affected by exchange control regulations, currency devaluation, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.  To the extent that the Fund increases the relative emphasis of its investment holdings in companies in a particular country or region, it will be subject to the risks of political or economic events that affect that country or region.

      |X|  Passive Foreign Investment Companies.  The Fund may purchase the securities of certain foreign investment corporations called passive foreign investment companies ("PFICs"). Such entities have been the only or primary way to invest in certain countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes, these funds also may be PFICs.

      The Fund is subject to certain percentage limitations under the 1940
Act relating to the purchase of securities of investment companies, and, consequently, the Fund may have to subject any of its investment in other investment companies, including PFICs, to the limitation that no more than
10% of the value of the Fund's total assets may be invested in such securities. In addition to bearing their proportionate share of a fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Like other foreign securities, interests in PFICs also involve the risk of foreign securities, as described above.

|X|   Special  Risks of Emerging  Markets.  Securities  of issuers in emerging
         markets present |X|  risks not found in more mature markets.  They
may be more difficult to value or to sell at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the
Fund may not receive the proceeds of a sale of a security on a timely basis.
Emerging countries may have less developed trading markets and exchanges.
They may have less developed legal and accounting systems, and investments in those markets may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes.  Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.  As a result of these risk factors, these investments may be very speculative.

      How Risky is the Fund Overall? The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the
Fund's investments, its investment performance and its price per share.
Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund.  When you redeem your shares, they may be worth more or less than what you paid for them.

      In the short term, foreign stocks can be volatile and the price of the
Fund's shares can go up and down substantially.  The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices, except for defensive or liquidity purposes.  The
Fund is generally an aggressive investment vehicle, designed for investors willing to assume greater risks in the hope of achieving long-term capital appreciation.  It is likely to be subject to greater fluctuations in its share prices than funds that do not invest in foreign securities (especially emerging market securities) or funds that focus on both stocks and bonds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its non-service shares) from year to year for the last ten calendar years and by showing how the average annual total returns compare to those of a broad-based market index.  Because Service shares are subject to a service fee, the performance is expected to be lower for any given period.  The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See  appendix  to  prospectus  for data in bar  chart  showing  annual  total returns]

For the period 1/1/03 through 3/31/03, the Portfolio's  cumulative return (not annualized)  was -14.22%.  Charges that apply to separate  accounts  investing in the Fund are not included in the  calculations of return in this bar chart, and if those  charges  were  included,  the  returns  would be less than those shown.
During the period shown in the bar chart,  the highest return (not annualized)
for a calendar quarter was 36.91%
(4 QTR99) and the lowest return for a calendar quarter was -29.00% (3QTR02).

-------------------------------------------------------------------------------

Average    Annual    Total    1 Year          5 Years            10 Years
Returns  for  the  periods               (or life of class  (or life of class
ended December 31, 2002                       if less)           if less)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Oppenheimer International

Growth Fund/VA                -28.51%          -2.52%             3.92%
(inception: 5/13/92)
"non-service shares"

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Morgan Stanley EAFE Index     -15.66%          -2.61%             4.30%1

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Oppenheimer  International

Growth   Fund/VA   Service    -24.51%         -20.23%              N/A
Shares

(inception 3/19/01)
-------------------------------------------------------------------------------

From 12/31/92.
Performance  for the  Service  Share  class would have been lower if the 0.10%
increase  in the  service  fee for that  class,  effective  May 1,  2002,  had occurred during the entire period shown above.
The Fund's average  annual total returns in the table measure the  performance of a hypothetical  account without  deducting  charges imposed by the separate accounts  that  invest in the Fund and assume that all  dividends  and capital gains  distributions  have been reinvested in additional  shares.  Because the
Fund invests primarily in foreign stocks,  the Fund's  performance is compared to the Morgan Stanley Capital  International EAFE Index, an unmanaged index of equity  securities  listed on 20 principal  stock markets of Europe,  Asia and
Australia.  Index  performance  reflects the  reinvestment  of income but does not reflect  transaction  costs,  fees,  expenses or taxes. Also, the Fund may invest in markets other than those in the index.

The Fund's total returns  should not be expected to be the same as the returns of other  Oppenheimer  funds,  even if funds have the same portfolio  managers and/or similar names.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. The numbers below are based on the Fund's expenses during its fiscal year ended December 31,
2002.

Shareholder Fees.  The Fund does not charge any initial sales charge to buy shares or to reinvest dividends.  There are no exchange fees or redemption fees and no contingent deferred sales charges. Please refer to the accompanying prospectus of the participating insurance company for information on initial or contingent deferred sales charges, exchange fees or redemption fees for that variable life insurance policy, variable annuity or other investment product.  Those charges and fees are not reflected in the table below.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

-------------------------------------------------------------------------------

                                   Non-Service Shares       Service Shares

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Management Fees                          1.00%                  1.00%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Distribution     and     Service          N/A                   0.25%
(12b-1) Fees

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Other Expenses                           0.12%                  0.19%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Total Annual Operating Expenses          1.12%                  1.44%

-------------------------------------------------------------------------------

Expenses  may vary in future  years.  "Other  expenses"  in the table  include transfer  agent fees,  custodial  fees,  and accounting and legal expenses the
Fund pays.  The  expenses  above for the service  shares  class are based upon service fees  currently in effect.  Prior to May 1, 2002,  the Service  shares class  service  fee was 0.15% per annum and actual  service  share class 12b-1 fees paid during the year ended  December 31, 2002 were 0.22% and total annual operating  expenses  were 1.41%.  The Fund's  transfer  agent has  voluntarily agreed to limit  transfer and  shareholder  servicing  agent fees to 0.35% per fiscal year, for both classes.  That  undertaking  may be amended or withdrawn at any time.  After the waiver,  the actual  Other  Expenses  and Total Annual
Operating Expenses were 0.12% and 1.34%,  respectively,  for the Service share class.

EXAMPLE.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

--------------------------------------------------------------------------------

If shares are redeemed:        1 Year        3 Years      5 Years    10 Years

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Non-Service Shares              $114          $356         $617       $1,363

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Service Shares                  $147          $456         $787       $1,724

--------------------------------------------------------------------------------

About the Fund's Investments

The Fund's Principal Investment Policies.  The allocation of the Fund's investment holdings among the different investments will vary over time based upon the Manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described below.  The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by carefully researching securities before they are purchased.  The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a large percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one company.  Also, the Fund does not concentrate 25% or more of its total assets in investments in any one industry.

      |X|  Growth Stock Investments.  The Fund emphasizes investments in common stocks of foreign companies that the Manager believes have growth potential.  Growth companies can be new or established companies that may be developing new products or services, that have relatively favorable prospects, or that are expanding into new and growing markets.  Current examples include companies in the fields of telecommunications, pharmaceuticals, computer software, and new consumer products.

 companies may be applying new technology, new or improved
distribution techniques or developing new services that might enable them to capture a dominant or important market position.  They may have a special area of expertise or the capability to take advantage of changes in demographic factors in a more profitable way than competitors.

      Growth companies tend to retain a large part of their earnings for research, development or investment in capital assets.  Therefore, they might not emphasize paying dividends, and might not pay any dividends for some time.  They are selected for the Fund's portfolio because the Manager believes the price of the stock will increase over the long term, relative to the overall stock market. However, growth stocks may be more volatile than other stock investments. They may lose favor with investors if the issuer's business plans do not produce the expected results or they may be subject to more volatility because of investor speculation about the issuer's prospects.

      Stocks of small- and mid-sized companies may have more limited product lines or markets for their products or more limited access to financial resources than larger, more established companies.  Their stocks may be more volatile an/or less liquid than those of larger issuers.  That means the portfolio could have greater difficulty selling their securities at an acceptable price, especially in periods of market volatility.  That factor increases the potential for losses to the Fund.

      |X|  Foreign Securities.  The Fund can buy stocks and other equity securities of companies organized under the laws of a foreign country or companies that have a substantial portion of their operations or assets abroad, or derive a substantial portion of their revenue or profits from businesses, investments or sales outside the U.S.  Foreign securities include securities traded primarily on foreign securities exchanges or in foreign over-the-counter markets.  The Fund considers securities of foreign issuers that are represented in the U.S. securities markets by American Depository
Receipts (ADRs) or similar depository arrangements to be "foreign securities"
for purposes of its investment allocations.  The Fund can also buy debt securities issued by foreign companies, but they would primarily be convertible securities.  It can buy debt securities issued by foreign governments or their agencies, but these are not expected to be a main investment strategy of the Fund.

      The Fund can invest up to 25% of its total assets in securities of companies based in "emerging" markets.  An issuer is considered by the Fund to be located in an emerging market if:
o     the issuer is organized under the law of an emerging country;
o     the issuer's principal securities trading market is in an emerging market; or
o     at least 50% of the issuer's non-current assets, capitalization, gross revenue or profit is derived (directly or indirectly) from assets or activities located in emerging markets.

      |X|  Portfolio Turnover.  The Fund ordinarily does not engage in short-term trading to try to achieve its objective.  Portfolio turnover affects brokerage costs the Fund pays. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

      |X|  Special Fund Diversification Requirements.  To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal
Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers.  The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.
      Failure by the Fund to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

      |X| Can the Fund's Investment Objective and Policies Change?  The
Fund's Board of Directors may change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.  Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares.  The Fund's investment objective is not a fundamental policy, but will not be changed by the Board of Directors without advance notice to shareholders.  Investment restrictions that are fundamental policies are listed in the Statement of Additional Information.  An investment policy is not fundamental unless this Prospectus or the Statement of Additional
Information says that it is.

Other Investment Strategies.  To seek its objective, the Fund can also use the investment techniques and strategies described below.  The Fund might not always use all of them.  These techniques have certain risks, although some are designed to help reduce overall investment or market risks.

      |X|  Investing in Special Situations.  At times the Fund might use aggressive investment techniques.  These might include seeking to benefit from what the portfolio manager perceives to be "special situations," such as mergers, reorganizations or other unusual events expected to affect a particular issuer.  However, there is a risk in investing in special situations that the change or event might not occur, which could have a negative impact on the price of the issuer's security.  The Fund's investment might not produce the expected gains or could incur a loss for the portfolio.

      |X|  Cyclical Opportunities.  The Fund might also seek to take
advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the portfolio manager believes they have growth potential.  For example, when the economy is expanding, companies in the consumer durables and technology sectors might benefit and present long-term growth opportunities.  The Fund focuses on seeking growth over the long term but on occasion might seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.  There is the risk that those securities might lose value when the issuer or industry is out of phase in the business cycle.

      |X|  Debt Securities.  The Fund can also invest up to 20% of its total assets in debt securities when the Manager believes that it is appropriate in seeking the Fund's objective.  The Fund can buy debt securities issued by foreign governments, by supranational organizations such as the World Bank, or by companies.  Those debt securities may be rated or unrated.  The Fund can invest up to 15% of its total assets in debt securities that are below investment grade.  Those lower-rated debt securities are commonly called
"junk bonds," and have greater risks of default than investment-grade securities.  The Fund currently does not intend to invest more than 5% of its total assets in securities rated below investment grade.  The Fund does not expect that its holdings of debt securities, including convertible securities will normally represent more than 5% of its total assets.

            |_| Convertible Securities.  While the Fund emphasizes
investments in common stocks, it can also buy securities convertible into common stock. Although some convertible securities are debt securities, the
Manager considers some of them to be "equity equivalents" because of the conversion feature and in those cases their rating has less impact on the investment decision than in the case of other debt securities.  Nevertheless, convertible debt securities, like other debt securities, are subject to both
"credit risk" (the risk that the issuer will not pay interest or repay principal in a timely manner) and "interest rate risk" (the risk that the prices of the securities will be affected inversely by changes in prevailing interest rates).

      The Fund can buy below-investment-grade convertible debt securities, which are subject to greater risks of default than investment-grade securities.  To the extent the Fund buys debt securities it will focus primarily on investment-grade securities.

      |X|  Investing in Domestic Securities.  The Fund does not expect to invest more than 10% of its assets in securities of U.S. issuers as part of its normal investment program.  However, it can hold common and preferred stocks as well as debt securities of U.S. companies, and can also invest in
U.S. corporate and government debt securities for defensive and liquidity purposes.

      |X|  Illiquid and Restricted Securities.  Investments may be illiquid because there is no active trading market for them.  That might make it difficult to value them or dispose of them promptly at an acceptable price.
A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities
Act of 1933.  The Fund will not invest more than 15% of its net assets in illiquid or restricted securities.  Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit.  The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

      |X| Repurchase Agreements.  The Fund can enter into repurchase
agreements.  In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date.
Repurchase agreements must be fully collateralized.  However, if the vendor fails to pay the resale price on the delivery date, the Fund could incur costs in disposing of the collateral and might experience losses if there is any delay in its ability to do so.  There is no limit on the amount of the
Fund's net assets that may be subject to repurchase agreements of seven days or less.

      |X|  Derivative Investments.  The Fund can use a number of different kinds of "derivative" investments, although it does not do so currently to a significant degree and is not required to use them to seek its goal.  In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.  In the broadest sense, exchange-traded options, futures contracts, forward contracts and other hedging instruments the Fund might use can be considered "derivative" investments.  In addition to using derivatives for hedging, the Fund might use other derivative investments because they offer the potential for increased value.

            |_|  There are Special Risks in Using Derivative Investments.
Markets underlying securities and indices may move in a direction not anticipated by the Manager.  Interest rate and stock market changes in the
U.S. and abroad may also influence the performance of derivatives.  If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the
Manager expected it to perform.  If that happens, the Fund's share price could decline.

      The Fund has limits on the amount of particular types of derivatives it can hold.  However, using derivatives can cause the Fund to lose money on its investments and/or increase the volatility of its share prices.  As a result of these risks the Fund could realize less return from the investment than expected.  Certain derivative investments held by the Fund may be illiquid.

      |X|  Hedging.  The Fund can buy and sell certain kinds of futures contracts, forward contracts, currency swaps and exchange-traded call options, including call options on futures contracts, foreign currencies and broadly-based securities indices.  These are all referred to as "hedging instruments."  Although the Fund can use forward contracts, options or futures to hedge foreign currency risks when buying and selling securities, it does not currently use them or other types of hedging extensively and does not use hedging instruments for speculative purposes.  It has limits on its use of hedging.  The Fund is not required to use hedging instruments in seeking its goal.

      Some of these strategies would hedge the Fund's portfolio against price fluctuations.  Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.  Forward contracts could be used to try to manage foreign currency risks on the Fund's foreign investments.  Foreign currency options could be used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities.

      Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies.  If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce the Fund's return.  The Fund could also experience losses if the price of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive and Interim Investments.  In times of unstable or adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments.  Generally they would be cash equivalents
(such as commercial paper in the top two rating categories of national rating organizations), money market instruments, short-term debt securities, U.S. or foreign government securities, or repurchase agreements.  They can also include other investment grade debt securities.  The Fund might also hold these types of securities pending the investment of proceeds from the sale of
Fund shares or investment securities or to meet anticipated redemptions of
Fund shares.  To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital growth.

How the Fund Is Managed

The Manager.  The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Directors, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has operated as an investment adviser since January 1960.
The Manager and its subsidiaries and controlled affiliates managed more than
$120 billion in assets as of March 31, 2003, including other Oppenheimer funds with more than 7 million shareholder accounts.  The Manager is located at 498 Seventh Avenue, New York, New York 10018.

Portfolio Manager.  The portfolio manager of the Fund is George Evans.  He has been the person principally responsible for the day-to-day management of the Fund's portfolio since October 1999. He is a Vice President of the Fund and a Vice President of the Manager since October 1993 and of HarbourView
Asset Management Corporation since July 1994.  He serves as an officer and portfolio manager of other Oppenheimer funds.

      |X|  Advisory Fees.  Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 1.00% of the first $250 million of average daily net assets of the Fund and 0.90% of average daily net assets in excess of $250 million.  The Fund's management fee for the fiscal year ended
December 31, 2002, was 1.00% of average annual net assets.

Possible Conflicts of Interest.  The Fund offers its shares to separate accounts of different insurance companies as an investment for their variable annuity, variable life and other investment product contracts.  While the
Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict.  For example, a conflict could arise because of differences in tax treatment.

      The Fund's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken.  If an irreconcilable conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted.  Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

INVESTING IN THE FUND

How to Buy and Sell Shares

How Are Shares Purchased?  Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products.  Individual investors cannot buy shares of the Fund directly.  Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product.  That prospectus will indicate whether you are only eligible to purchase Service shares of the Fund.  The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.

      |X|  Market Timers.  The Fund has instructed its participating
insurance companies that it may restrict or refuse investments by their separate accounts from market timers.  "Market timers" include persons whose separate account transactions have, or have attempted (i) an exchange out of the Fund within two weeks of an earlier exchange request, (ii) exchanges out of the Fund more than twice in any calendar quarter, (iii) an exchange of
Fund shares equal to at least $5 million, or more than 1% of the Fund's net assets, or (iv) other transactions in Fund shares that demonstrated a timing pattern.  Separate accounts under common ownership or control are combined for these limits. There can be no assurance that all such participating insurance companies will be successful in controlling investments in their respective separate accounts by market timers.

------------------------------------------------------------------------------
Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent.  The Fund's
Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer
Agent.
------------------------------------------------------------------------------

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their offering price, which is the net asset value per share.  The Fund does not impose any sales charge on purchases of its shares.  If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

Net Asset Value.  The net asset value per share is determined as of the close of The New York Stock Exchange (the "Exchange") on each day that the Exchange is open for trading (referred to in this Prospectus as a "regular business day").  The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days.  All references to time in this Prospectus mean
"Eastern time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.  To determine net asset value, the Fund's Board of Directors has established procedures to value the Fund's securities, in general based on market values.  The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments might change on days when investors cannot buy or redeem portfolio shares.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of Directors has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

      The Offering Price.  The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract or policy owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company by
9:30 A.M. on the next regular business day at the offices of its Transfer
Agent in Colorado.

      |X|  Classes of Shares.  The Fund offers two different classes of shares.  The class designated as Service shares are subject to a distribution and service plan.  The impact of the expenses of the Plan on Service shares is described below.  The class of shares that are not subject to a Plan has no class "name" designation.  The different classes of shares represent investments in the same portfolio of securities but are expected to have different expenses and share prices.

Distribution and Service Plan for Service Shares

      The Fund has adopted a Distribution and Service Plan for Service shares to pay the distributor for distribution related services and personal services and account maintenance for the Fund's Service shares.  The Plan allows for payment to be made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund.  The Board may increase that rate to no more than 0.25% per annum, without advance notification.  The distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares.  The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee.  Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

How Are Shares Redeemed?  As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares.  Contract holders and policy holders should not directly contact the Fund or its Transfer Agent to request a redemption of Fund shares.  Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

      The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the
Fund receives the order from the insurance company by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Colorado.  The
Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order).  Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis, and to pay those dividends in March on a date selected by the Board of Directors.
Dividends and distributions will generally be lower for Service shares, which normally have higher expenses.  The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.
      All dividends (and any capital gains distributions) will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains.   The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Taxes.  For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company.  Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

      This information is only a summary of certain federal income tax information about an investment in Fund shares.  You should consult with your tax adviser or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

Non-Service shares    December 31                          2002
2001          2000          1999          1998
--------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period                      $1.07        $
1.74        $ 2.30        $ 1.57        $ 1.36
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .01
..01            -- 1          -- 1         .01
Net realized and unrealized gain (loss)                    (.31)
(.39)         (.11)          .77           .25

---------------------------------------------------------------
Total from investment operations                           (.30)
(.38)         (.11)          .77           .26
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.01)           --
1        (.03)         (.01)         (.01)
Distributions from net realized gain                         --
(.29)         (.42)         (.03)         (.04)

---------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                            (.01)
(.29)         (.45)         (.04)         (.05)
--------------------------------------------------------------------------------
Net asset value, end of period                            $0.76
$1.07         $1.74         $2.30         $1.57

===============================================================

--------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                       (28.51)%
(24.31)%       (9.43)%       50.37%        19.40%

--------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                $62,091      $
99,831      $144,901      $147,345      $103,404
--------------------------------------------------------------------------------
Average net assets (in thousands)                       $83,511
$117,814      $162,028      $107,403      $ 94,651
--------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      1.17%
0.69%         0.24%         0.17%         0.68%
Expenses                                                   1.12%
1.05%         1.17%         1.08%         1.09% 4
--------------------------------------------------------------------------------
Portfolio turnover rate                                      40%
44%           72%          127%           48%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

INFORMATION AND SERVICES
For More Information on Oppenheimer International Growth Fund/VA
The  following  additional  information  about the Fund is  available  without charge upon request:

STATEMENT  OF  ADDITIONAL  INFORMATION.   This  document  includes  additional
information about the Fund's investment  policies,  risks, and operations.  It is incorporated  by reference into this Prospectus  (which means it is legally part of this Prospectus).

ANNUAL  AND  SEMI-ANNUAL  REPORTS.  Additional  information  about the  Fund's investments  and performance is available in the Fund's Annual and Semi-Annual
Reports to  shareholders.  The Annual  Report  includes a discussion of market conditions and investment  strategies that  significantly  affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the  Statement of  Additional  Information,  the Annual and
Semi-Annual  Reports,  the notice  explaining the Fund's privacy policy and other information about the Fund or your account:

---------------------------------------------------------------------------
By Telephone:           Call OppenheimerFunds Services toll-free:
---------------------------------------------------------------------------
                        1.800.981.2871
---------------------------------------------------------------------------
By Mail:                Write to:
---------------------------------------------------------------------------
                        OppenheimerFunds Services
---------------------------------------------------------------------------
                        P.O. Box 5270
---------------------------------------------------------------------------
                        Denver, Colorado 80217-5270

Information  about the Fund including the Statement of Additional  Information can be reviewed and copied at the SEC's Public  Reference  Room in Washington,
D.C.  Information  on  the  operation  of the  Public  Reference  Room  may be obtained by calling the SEC at  1.202.942.8090.  Reports and other information about the Fund are  available  on the  EDGAR  database  on the SEC's  Internet
website  at   WWW.SEC.GOV.   Copies  may  be  obtained   after  payment  of  a
              -----------
duplicating   fee  by  electronic   request  at  the  SEC's  e-mail   address:
publicinfo@sec.gov  or by  writing  to the  SEC's  Public  Reference  Section,
Washington, D.C. 20549-0102.

No one has been  authorized  to provide any  information  about the Fund or to make any  representations  about the Fund other  than what is  contained in this  Prospectus.  This  Prospectus  is not an offer to sell  shares  of the Fund,  nor a  solicitation  of an offer to buy  shares of the Fund,  to any  person  in any state or other  jurisdiction  where it is  unlawful  to make such an offer.

The Fund's SEC File No.: 811-3255
PR616.0403  Printed on recycled paper.

                          Appendix to Prospectus of
                   Oppenheimer International Growth Fund/VA

      Graphic   material   included   in   the   Prospectus   of   Oppenheimer
International Growth Fund/VA: "Annual Total Returns (as of 12/31 each year)":

      A  bar  chart  will  be  included  in  the   Prospectus  of  Oppenheimer
International   Growth  Fund/VA  depicting  the  annual  total  returns  of  a hypothetical  investment in shares of the Fund for each of the calendar  years since the Fund's  inception.  Set forth  below are the  relevant  data  points that will appear in the bar chart:

----------------------------------------------
Calendar Year Ended 12/31     Annual Total
                                 Return
----------------------------------------------
----------------------------------------------
1993                             21.80%
----------------------------------------------
----------------------------------------------
1994                               1.44%
----------------------------------------------
----------------------------------------------
1995                             10.30%
----------------------------------------------
----------------------------------------------
1996                              13.26%
----------------------------------------------
----------------------------------------------
1997                               8.11%
----------------------------------------------
----------------------------------------------
1998                              19.40%
----------------------------------------------
----------------------------------------------
1999                              50.37%
----------------------------------------------
----------------------------------------------
2000                              -9.43%
----------------------------------------------
----------------------------------------------
2001                            -24.31%
----------------------------------------------
----------------------------------------------

2002                            -28.51%

----------------------------------------------

Total Return Portfolio
A Series of Panorama Series Fund, Inc.

Prospectus dated April 30, 2003

                                                Total Return Portfolio is a
                                          mutual fund that seeks to maximize
                                          total investment return by
                                          allocating its assets among
                                          investments in stocks, corporate
                                          bonds, U.S. government securities
                                          and money market instruments.

                                                Shares of the Portfolio are
                                          sold only as an underlying
                                          investment for variable life
                                          insurance policies, variable annuity
                                          contracts and other insurance
                                          company separate accounts. A
                                          prospectus for the insurance product
                                          you have selected accompanies this
                                          Prospectus and explains how to
As with all mutual funds, the             select shares of the Portfolio as an
Securities and Exchange Commission        investment under that insurance
has not approved or disapproved the       product.

Portfolio's securities nor has it

determined that this Prospectus is              This Prospectus contains
accurate or complete. It is a             important information about the
criminal offense to represent             Portfolio's objective, its
otherwise.                                investment policies, strategies and
                                          risks. Please read this Prospectus
                                          (and your insurance product
                                          prospectus) carefully before you
                                          invest and keep them for future
                                          reference about your investment.

Contents

            About the Portfolio
------------------------------------------------------------------------------

            The Portfolio's Investment Objective and Strategies

            Main Risks of Investing in the Portfolio

            The Portfolio's Performance

            About the Portfolio's Investments

            How the Portfolio is Managed

            Investing in the Portfolio
------------------------------------------------------------------------------

            How to Buy and Sell Shares

            Dividends, Capital Gains and Taxes

            Financial Highlights

About the Portfolio

The Portfolio's Investment Objective and Strategies

What Is the Portfolio's Investment Objective?  The Portfolio seeks to maximize total investment return (including capital appreciation and income)
principally by allocating its assets among stocks, corporate bonds, U.S.
government securities and money market instruments, according to changing market conditions.

What Does the Portfolio Invest In?  The Portfolio invests mainly in common stocks, corporate bonds, U.S. government securities (including mortgage-related securities), and short-term notes.  The Portfolio's investment Manager, OppenheimerFunds, Inc. (the "Manager"), can allocate the
Portfolio's investments among these different types of securities in different proportions at different times to seek the Portfolio's goal.  That allocation is based on the Manager's judgment of where the best opportunities are after evaluating market and economic conditions.

      Normally, at least 25% of the Portfolio's total assets will be invested in fixed income senior securities.  Otherwise, the Portfolio is not required to allocate its investments among stocks, corporate bonds, U.S. government securities and money market instruments in any fixed proportion and the relative weighting of those asset classes in the Portfolio's holdings will change over time. Therefore, the Portfolio might have some of its assets invested in each asset class or it might not invest in certain asset classes at times.

o     Stocks.  The Portfolio can buy a variety of domestic and foreign  stocks
         and other equity o   investments, including common and preferred
stocks, warrants and securities convertible into common stock.  The Portfolio can buy securities of companies of different market capitalization ranges.
Currently, the Portfolio invests primarily in the securities of domestic large capitalization companies.  There are limits on the Portfolio's investments in foreign securities.

o     Debt  Securities.  The  Portfolio  can  invest  in  a  variety  of  debt
         securities, includingo      securities issued or guaranteed by the

U.S. government and its agencies and federally-chartered corporate entities referred to as "instumentalities."  The Portfolio can buy mortgage-related securities and collateralized mortgage obligations ("CMOs") issued or guaranteed by the U.S. government or private issuers.  It can also buy municipal securities, foreign government securities, and domestic and foreign corporate debt obligations. The Portfolio can buy bonds rated below investment grade (these are commonly called "junk bonds"), but currently limits these investments to not more than 5% of its assets.

o     Money  Market   Instruments.   The   Portfolio  can  hold  money  market
         instruments, such o  as short-term U.S. government securities, commercial paper and bank instruments as part of its normal investment program, or for cash management purposes, or as a defensive investment when the Manager believes that the securities markets are unstable.

      The Portfolio can also use hedging instruments and certain derivative investments to try to manage investment risks. These investments are more fully explained in "About the Portfolio's Investments," below.

      |X|  How Do the Portfolio Managers Decide What Securities to Buy or
Sell?  In selecting securities for purchase or sale by the Portfolio, the portfolio managers follow an investment process that uses quantitative tools to analyze market dynamics and economic trends to help determine the allocation of the Portfolio's investments over different asset classes.  In selecting stocks for the Portfolio, the portfolio managers use a systematic and disciplined quantitative investment style.  While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the investment selection process includes the strategies described below:
|_|   In selecting stocks, the portfolio managers use proprietary quantitative valuation techniques, which incorporate data derived from qualitative fundamental research, to identify stocks within the S&P 500 Index that they consider to be temporarily
            undervalued by various measures. Individual stocks are selected for the portfolio using a ranking process based on those
            valuation models.
|_|   The portfolio managers use both quantitative and fundamental analytical tools, including internal research and reports by other market analysts, to identify stocks within the selected universe that may provide growth opportunities, for example, by selecting stocks of issuers that have better earnings, cash flow, revenues and/or other favorable characteristics than analysts have
            expected.  The portfolio managers, in essence, seek to choose stocks having prices that are relatively low in relation to what they consider to be the stocks' real worth or future prospects with the expectation that these stocks will increase in value when the market re-evaluates the issuers.
|_|   Seeking to reduce overall risks, the portfolio managers diversify the
            Portfolio's equity positions by allocating investments among industries within the S&P 500 Index.
|_|   In selecting bonds, the portfolio managers normally expect that portion of the Portfolio's investment holdings to have an average
            maturity (measured on a dollar-weighted basis) of  between 6 and
            14 years.

Who Is the Portfolio Designed For?  The Portfolio's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking total investment return over the long term from a flexible portfolio investing in different asset classes, including stocks, bonds and money market instruments.  Because the Portfolio invests a portion of its assets in stocks, those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund that can have substantial stock investments. Since the Portfolio's income level will fluctuate, it is not designed for investors needing an assured level of current income.  The Portfolio is not a complete investment program.

Main Risks of Investing in the Portfolio

      All investments carry risks to some degree.  The Portfolio's investments are subject to changes in their value from a number of factors described below.  There is also the risk that poor security selection by the
Portfolio's investment Manager, OppenheimerFunds, Inc., will cause the
Portfolio to underperform other funds having similar objectives.

|X|   Risks of Investing in Stocks.  Stocks fluctuate in price, and their short-term volatility at times can be great.  Because the Portfolio typically has substantial investments in common stocks, the value of the Portfolio's investment holdings will be affected by changes in the stock markets. Market risk will affect the Portfolio's net asset value per share, which will fluctuate as the values of the Portfolio's investments change.

      A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time.  Different stock markets may behave differently from each other.  In particular, because the Portfolio's stock investments are primarily in U.S. issuers, its share price will be affected by changes in
U.S. stock markets.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer.  The Portfolio invests in securities of large companies but it can also buy stocks of small and medium-size companies, which may have more volatile stock prices than stocks of large companies.

      Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.  To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry, its share values can fluctuate in response to events affecting that industry.

      |X| Credit Risk.  Debt securities are subject to credit risk.  Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Portfolio's income may be reduced and if the issuer fails to repay principal, the value of that security and of the Portfolio's shares may be reduced. While the Portfolio's investments in U.S. government securities are subject to little credit risk, the Portfolio's other investments in debt securities, particularly high-yield lower-grade debt securities, are subject to risks of default.

      |X|  Interest Rate Risks.  The prices of debt securities, including
U.S. government securities, are subject to change when prevailing interest rates change.  When interest rates fall, the values of already-issued debt securities generally rise.  When interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities.  The Portfolio's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Portfolio's investments in debt securities.

      |X|  Prepayment Risk.  Prepayment risk occurs when the mortgages underlying a mortgage-related security are prepaid at a rate faster than anticipated (usually, when interest rates fall) and the issuer of the security can prepay the principal prior to the security's maturity.
Mortgage-related securities that are subject to prepayment risk, including the CMOs and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss than other debt securities when interest rates rise.

      The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price.  The Portfolio might have to reinvest the proceeds of prepaid securities in new securities offering lower yields.  Additionally, the Portfolio can buy mortgage-related securities at a premium.  Accelerated prepayments on those securities could cause the Portfolio to lose the portion of its principal investment represented by the premium the Portfolio paid.

      If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates.  In turn, this could cause the value of the Portfolio's shares to fluctuate more.

      |X| There are Special Risks in Using Derivative Investments. The
Portfolio can use derivatives to seek increased returns or to try to hedge investment risks.  In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures, mortgage-related securities and
CMOs, asset-backed securities and "stripped" securities are examples of derivatives the Portfolio can use.

      If the issuer of the derivative does not pay the amount due, the
Portfolio can lose money on the investment.  Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform.  If that happens, the
Portfolio's share price could decline or the Portfolio could get less income than expected.  The Portfolio has limits on the amounts of particular types of derivatives it can hold.  However, using derivatives can cause the
Portfolio to lose money on its investments and/or increase the volatility of its share prices.

      How Risky is the Portfolio Overall?  The risks described above collectively form the risk profile of the Portfolio and can affect the value of the Portfolio's investments, its investment performance and its price per share.  These risks mean that you can lose money by investing in the
Portfolio.  When you redeem your shares, they may be worth more or less than what you paid for them.

      However, changes in the overall market prices of securities and the income they pay can occur at any time.  The share price of the Portfolio will change daily based on changes in market prices of securities and market conditions and in response to other economic events.  There is no assurance that the Portfolio will achieve its investment objective.  In the short term, the stock markets can be volatile, and the price of the Portfolio's shares will go up and down as a result. The Portfolio's income-oriented investments may help cushion the Portfolio's total return from changes in stock prices, but fixed-income securities have their own risks, such as the risk of default and changes in value when interest rates change.  The Portfolio seeks to reduce the effects of these risks by diversifying its investments over different asset classes.  The Portfolio may be less volatile than funds that invest only in stocks but may be more volatile than funds that invest solely in investment grade bonds.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency.

The Portfolio's Performance

The bar chart and table below show one measure of the risks of investing in the Portfolio, by showing changes in the Portfolio's performance from year to year for the last ten calendar years and by showing how the average annual total returns compare to those of broad-based market indices.  The
Portfolio's past investment performance is not necessarily an indication of how the Portfolio will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

For the period 1/1/03 through 3/31/03, the Portfolio's cumulative return (not annualized) was -2.15%.  Charges imposed by the separate accounts that invest in the Portfolio are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.
During the period shown in the bar chart, the highest return (not annualized)
for a calendar quarter was 12.35% (4QTR98) and the lowest return (not annualized) for a calendar quarter was -11.40% (3QTR02).

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Average     Annual    Total                   5 Years            10 Years
Returns   for  the  periods    1 Year    (or life of class  (or life of class
ended December 31, 2002                       if less)           if less)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return Portfolio

(inception: 9/30/82)          -14.45%           -3.26%              4.65%

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S&P 500 Index (from:          -22.09%           -0.58%              9.34%
12/31/92)

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-------------------------------------------------------------------------------
Merrill Lynch Corporate

Gov't Master Index             10.95%            7.63%              7.64%1

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1. From 12/31/92.
The  Portfolio's  average  annual total returns  measure the  performance of a hypothetical  account  without  deducting  charges  imposed  by  the  separate accounts  that  invest in the  Portfolio  and assume  that all  dividends  and capital  gains  distributions  have  been  reinvested  in  additional  shares.
Because  the  Portfolio  invests  in stocks  and  bonds,  its  performance  is compared to the S&P 500 Index,  an unmanaged  index of equity  securities that is a measure of the general  domestic  stock  market and to the Merrill
Lynch Corporate  and  Government   Master  Index,   a  broad-based   index  of
debt securities.  Index  performance  reflects the  reinvestment of income but does not consider the effects of transaction costs, fees, expenses or taxes.

The Portfolio's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if funds have the same portfolio managers and/or similar names.

Fees and Expenses of the Portfolio

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Portfolio. The
Portfolio pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Portfolio's assets to calculate the Portfolio's net asset values per share. All shareholders therefore pay those expenses indirectly. The numbers below are based on the Portfolio's expenses during its fiscal year ended December 31, 2002.

Shareholder Fees.  The Portfolio does not charge any initial sales charge to buy shares or to reinvest dividends.  There are no exchange fees or redemption fees and no contingent deferred sales charges. Please refer to the accompanying prospectus of the participating insurance company for information on initial or contingent deferred sales charges, exchange fees or redemption fees for that variable life insurance policy, variable annuity or other investment product.  Those charges and fees are not reflected in the table below.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

-------------------------------------------------------------------------

Management Fees                                       0.63%

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-------------------------------------------------------------------------

Distribution and Service (12b-1) Fees                  N/A

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-------------------------------------------------------------------------

Other Expenses                                        0.03%

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-------------------------------------------------------------------------

Total Annual Operating Expenses                       0.66%

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Expenses  may  vary in  future  years.  "Other  expenses"  in the  table include  transfer agent fees,  custodial  fees, and accounting and legal
expenses  the  Portfolio  pays.  The  Portfolio's   transfer  agent  has
voluntarily  agreed to limit transfer and  shareholder  servicing  agent fees to 0.35% per  fiscal  year.  That  undertaking  may be  amended  or withdrawn at any time.  For the  Portfolio's  fiscal year ended December
31, 2002, the transfer agent fees did not exceed the expense  limitation described above.

EXAMPLE.  The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in a class of shares of the
Portfolio for the time periods indicated and reinvest your dividends and distributions.

The example assumes that you redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

--------------------------------------------------------------------------------

If shares are              1 Year        3 Years       5 Years      10 Years
redeemed:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            $67            $211          $368         $822

--------------------------------------------------------------------------------

About the Portfolio's Investments

The Portfolio's Principal Investment Policies.  The allocation of the
Portfolio's investment holdings among the different investments will vary over time based upon the Manager's evaluation of economic and market trends.
The Portfolio's holdings might not always include all of the different types of investments described below.  The Statement of Additional Information contains more detailed information about the Portfolio's investment policies and risks.

      The Manager tries to reduce risks by carefully researching securities before they are purchased. The Portfolio attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Portfolio's assets in any one issuer.  Also, the Portfolio does not concentrate 25% or more of its investments in any one industry.

      |X|  Stocks and Other Equity Investments.  The Portfolio can invest in the equity securities of issuers that may be of small, medium or large capitalization, to seek total investment return.  The Portfolio's stock investments mainly are common stocks but it can also invest in other equity securities, including preferred stocks, rights and warrants, and securities convertible into common stock.  The Portfolio can buy securities issued by domestic or foreign companies.  However, the Portfolio's investments in stocks are currently focused on those of U.S. issuers.

      The Portfolio's equity investments may be exchange-traded or over-the-counter securities. Over-the-counter securities may have less liquidity than exchange-traded securities, and stocks of companies with smaller capitalization have greater risk of volatility than stocks of larger companies.
            |_|  Convertible Securities.  Many convertible securities are a form of debt security, but the Manager regards some of them as "equity substitutes" because of their conversion feature. In those cases, their ratings have less impact on the Manager's investment decision than in the case of other debt securities.  The Portfolio's investments in convertible securities may include securities rated as low as "B" by Moody's Investor
Services, Inc. or Standard & Poor's Rating Service or that have comparable ratings by other national rating organizations or, if they are unrated, have an equivalent rating assigned by the Manager.  Those ratings are below
"investment grade" and the securities are subject to greater risk of default by the issuer than investment grade securities.

      |X|  Corporate Bonds and U.S. Government Securities.  The Portfolio can
buy debt securities that are rated by nationally-recognized rating organizations as well as unrated securities assigned an equivalent rating by the Manager.  The Portfolio's debt investments may be "investment grade"
(that is, in the four highest rating categories of a national rating organization) or may be securities that are below investment grade (sometimes called "junk bonds"), rated as low as "B," as described above in "Convertible
Securities."  The Portfolio does not invest more than 10% of its total assets in unrated debt securities.

      While the Portfolio can invest as much as 20% of its total assets in debt securities and preferred stocks rated below investment-grade, currently it does not intend to invest more than 5% of its total assets in these investments.  While the Portfolio is not required to sell a bond that falls below that rating after the Portfolio buys it, the Manager will monitor the
Portfolio's holdings to determine whether to sell these securities.

            |_|  Special Credit Risks of Lower-Grade Securities.  All
corporate debt securities (whether foreign or domestic) are subject to some degree of credit risk.  While investment-grade securities are subject to risks of non-payment of principal and interest, in general higher-yielding, lower-grade bonds, whether rated or unrated, have greater risks of default than investment-grade securities.  U.S. government securities are subject to little credit risk.  Because the Portfolio can invest in securities rated below investment grade to seek high income, the Portfolio's credit risks are greater than those of Portfolios that buy only investment grade bonds.

      Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations.  These securities may be subject to greater market fluctuations than investment grade securities.  There may be less of a market for them and therefore they may be harder to value and to sell at an acceptable price.  There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the bonds.  These risks mean that the Portfolio's net asset value per share could be reduced by declines in value of these securities, and it might not earn the income or return of principal it expects.

            |_|  U.S. Government Securities.  The Portfolio can invest in
securities issued or guaranteed by the U.S. Treasury or other government agencies or instrumentalities. These are referred to as "U.S. government securities" in this Prospectus.  They can include CMOs and other mortgage-related securities.

o     U.S.  Treasury   Obligations.   These  include  Treasury  bills  (having
               maturities of o      one year or less when issued), Treasury

notes (having maturities of from more than one year to ten years when issued), and Treasury bonds (having maturities of more than ten years when issued).  Treasury securities are backed by the full faith and credit of the
United States as to timely payments of interest and repayments of principal.
The Portfolio can buy U.S. Treasury securities that have been "stripped" of the interest coupons by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities
("TIPS").  Although not rated, Treasury obligations have little credit risk but prior to maturity are subject to interest rate risk.

o     Obligations  of U.S.  Government  Agencies or  Instrumentalities.  These
               include o      direct obligations and mortgage-related
securities that have different levels of credit support from the government.
Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes").  Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as
Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal
Home Loan Mortgage Corporation obligations ("Freddie Macs").  These have relatively little credit risk.

o     Mortgage-Related  U.S.  Government  Securities.  The  Portfolio  can buy
               interests o    in pools of residential or commercial
mortgages, in the form of CMOs and other "pass-through" mortgage securities.
CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series with different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency.

      The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages.
Changes in interest rates may cause the rate of expected prepayments of those mortgages to change.  In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

      If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced.  Additionally, the Portfolio may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Portfolio's total return.

      When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value.  These prepayment risks can make the prices of CMOs very volatile when interest rates change.  The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities.  That volatility will affect the Portfolio's share prices.

      |_| Private-Issuer Mortgage-Backed Securities.  The Portfolio can
invest in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. government securities.  Private issuer securities are subject to the credit risks of the issuers as well as the interest rate risks and prepayment risks of CMOs, discussed above, although in some cases they may be supported by insurance or guarantees.  Primarily these include multi-class debt or pass-through certificates secured by mortgage loans.  They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers.

            |_|  Asset-Backed Securities.  The Portfolio can buy asset-backed securities, which are fractional interests in pools of loans collateralized by loans or other assets or receivables.  They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest.  These securities are subject to prepayment risks, and the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

      |X|  Money Market Instruments and Short-Term Debt Securities.  The
Portfolio can invest in a variety of short-term debt obligations having a maturity of one year or less. These include:
            |_| Money market instruments, which in general are debt
obligations rated in the top two rating categories of national rating organizations (or that are unrated instruments that have equivalent ratings assigned by the Manager).  Examples include commercial paper of domestic issuers or foreign companies (if the foreign issuers have assets of $1 billion or more).
            |_| Short-term debt obligations of the U.S. government or
corporations.
            |_| Obligations of domestic or foreign banks or savings and loan associations, such as certificates of deposit and bankers' acceptances.

      The yields on shorter-term debt obligations tend to be less than on longer-term debt. Therefore, this strategy might help preserve principal but might reduce opportunities to seek growth of capital as part of the
Portfolio's objective of total return.  Under normal market conditions this strategy would be used primarily for cash management or liquidity purposes.
Under abnormal market conditions, the Portfolio could invest up to 100% of its assets in those instruments for defensive purposes.

      |X|  Growth Stock Investments.  Stocks of small- and mid-sized
companies may have more limited product lines or markets for their products or more limited access to financial resources than larger, more established companies.  Their stocks may be more volatile an/or less liquid than those of larger issuers.  That means the portfolio could have greater difficulty selling their securities at an acceptable price, especially in periods of market volatility.  That factor increases the potential for losses to the
Fund.

      |X|  Portfolio Turnover.  The Portfolio ordinarily does not engage in short-term trading to try to achieve its objective.  Portfolio turnover affects brokerage costs the Portfolio pays. The Financial Highlights table at the end of this Prospectus shows the Portfolio's portfolio turnover rates during prior fiscal years.

      |X|  Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the
Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Portfolio's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the
Investment Company Act that apply to publicly-sold mutual funds.

      Failure by the Portfolio to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Portfolio's investment decisions in a way that could reduce its performance.

      |X|  Can the Portfolio's Investment Objective and Policies Change?  The
Portfolio's Board of Directors can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.  Fundamental policies are those that cannot be changed without the approval of a majority of the Portfolio's outstanding voting shares.  The Portfolio's investment objective is not a fundamental policy, but will not be changed by the Portfolio's Board of Directors without advance notice to shareholders.  Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of
Additional Information says that it is.

Other Investment Strategies.  To seek its objective, the Portfolio can also use the investment techniques and strategies described below.  The Portfolio might not always use all of them.  These techniques involve certain risks, although some are designed to help reduce overall investment or market risks.

      |X|  Foreign Investing.  The Portfolio can buy equity or debt
securities of companies and debt securities of governments in any country, developed or underdeveloped.  As a non-fundamental policy, the Portfolio cannot invest more than 10% of its total assets in foreign securities.  As an exception to that restriction the Portfolio can invest up to 25% of its total assets in foreign equity or debt securities that are:

|_|   issued,  assumed or guaranteed by foreign governments or their political subdivisions or instrumentalities,
|_|   assumed  or  guaranteed  by  domestic  issuers   (including   Eurodollar
            securities), or
|_|   issued,  assumed or guaranteed  by foreign  issuers that have a class of
            securities   listed  for  trading  on  The  New  York  Stock
            Exchange.

      While foreign securities offer special investment opportunities, there are also special risks, such as foreign taxation, risks of delays in settlements of securities transactions, and the effects of a change in value of a foreign currency against the U.S. dollar, which will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.  The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

      |X| Illiquid and Restricted Securities. Investments may be illiquid because there is no active trading market for them.  That might make it difficult to value them or dispose of them promptly at an acceptable price.
A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities
Act of 1933.  The Portfolio will not invest more than 15% of its net assets in illiquid or restricted securities.  Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit.  The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

      |X| Repurchase Agreements.  In a repurchase agreement, the Portfolio buys a security and simultaneously agrees to sell it to the vendor for delivery at a future date.  Delays or losses could occur if the other party to the agreement defaults or becomes insolvent.  These are used primarily for cash management and liquidity purposes.

      |X| Derivative Investments.  The Portfolio can use a number of
different kinds of "derivative" investments, although it does not do so currently to a significant degree and is not required to use them to seek its goal.  In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.  In the broadest sense, exchange-traded options, futures contracts, forward contracts and other hedging instruments the
Portfolio might use can be considered "derivative" investments.  In addition to using derivatives for hedging, the Portfolio might use other derivative investments because they offer the potential for increased value.

      Markets underlying securities and indices may move in a direction not anticipated by the Manager.  Interest rate and stock market changes in the
U.S. and abroad may also influence the performance of derivatives.  As a result of these risks, the Portfolio could realize less principal or income from the investment than expected.  Certain derivative investments held by the Portfolio may be illiquid.

      |X|  Zero-Coupon and "Stripped" Securities.  Some of the U.S.
government debt securities the Portfolio buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value.
"Stripped" securities are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

      Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities.  The Portfolio may have to pay out the imputed income on zero coupon securities without receiving the actual cash currently.  Stripped securities are particularly sensitive to changes in interest rates.

      The values of interest-only mortgage related securities are also very sensitive to prepayments of underlying mortgages. When prepayments tend to fall, the timing of the cash flows to principal-only securities increases, making them more sensitive to changes in price. The market for some of these securities may be limited, making it difficult for the Portfolio to value them or to dispose of its holdings at an acceptable price.

      |X|  Hedging.  The Portfolio can write exchange-traded covered call options on securities, futures and stock indices, and can buy and sell certain kinds of futures contracts and forward contracts.  These are all referred to as "hedging instruments."  The Portfolio does not use hedging instruments for speculative purposes, and has limits on its use of them.  The
Portfolio is not required to use hedging instruments in seeking its goal and currently does not use them to a significant degree.

      Options trading involves the payment of premiums and has special tax effects on the Portfolio.  There are also special risks in particular hedging strategies.  For example, if a covered call written by the Portfolio is exercised on an investment that has increased in value, the Portfolio will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.

      If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Portfolio's return. The Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.
How the Portfolio Is Managed

The Manager.  The Manager chooses the Portfolio's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Board of Directors, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Portfolio pays to the Manager and describes the expenses that the
Portfolio is responsible to pay to conduct its business.

      The Manager has operated as an investment adviser since January 1960.
The Manager and its subsidiaries and controlled affiliates managed more than
$120 billion in assets as of March 31, 2003, including other Oppenheimer funds with more than 7 million shareholder accounts.  The Manager is located at 498 Seventh Avenue, New York, New York 10018.

      |X| Portfolio Managers. The portfolio manager of the Portfolio's equity component is Patrick Bisbey.  He is the person primarily responsible for the day-to-day management of the Portfolio's equity investments. Mr. Bisbey became a portfolio manager of the Portfolio in March 2000. Mr. Bisbey is a
Vice President of the Fund, a Vice President since November 1990, a Managing
Director since June 1992 and Manager of Trading and Portfolio Operations
since January 1984 of Trinity Investment Management Corporation, a
wholly-owned subsidiary of the Manager's immediate parent, Oppenheimer
Acquisition Corp.

      Since April 2002, the portfolio's fixed-income component is managed by a portfolio management team comprised of Angelo Manioudakis and other investment professionals selected from the Manager's high-grade team in its fixed-income department. This portfolio management team is primarily responsible for the day-to-day management of the fixed-income component of the portfolio. Mr. Manioudakis is a Vice President of the Fund and Senior
Vice President of the Manager. Prior to joining the Manager in April 2002,
Mr. Manioudakis was a portfolio manager at Morgan Stanley Investment
Management from August 1993-April 2002.

      |X|  Advisory Fees.  Under the investment advisory agreement, the
Portfolio pays the Manager an advisory fee at an annual rate that declines on additional assets as the Portfolio grows: 0.625% of the first $600 million of average daily net assets of the Portfolio, and 0.450% of average daily net assets in excess of $600 million.  The Portfolio's management fee for its last fiscal year ended December 31, 2002, was 0.625% of average annual net assets.

      |X| Possible Conflicts of Interest.  The Portfolio offers its shares to separate accounts of different insurance companies as an investment for their variable annuity, variable life and other investment product contracts.
While the Portfolio does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Portfolio through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

      The Portfolio's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken.  If an irreconcilable conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Portfolio.  That could force the Portfolio to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted.  Also, the Board might refuse to sell shares of the Portfolio to a particular separate account, or could terminate the offering of the
Portfolio's shares if required to do so by law or if it would be in the best interests of the shareholders of the Portfolio to do so.
Investing In The Portfolio

How to Buy and Sell Shares

How Are Shares Purchased?  Shares of the Portfolio may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products.  Individual investors cannot buy shares of the Portfolio directly.  Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Portfolio as an investment option for that variable life insurance policy, variable annuity or other investment product.  The Portfolio reserves the right to refuse any purchase order when the Manager believes it would be in the Portfolio's best interests to do so.

      |X| Market Timers.  The Portfolio has instructed its participating insurance companies that it may restrict or refuse investments by their separate accounts from market timers.  "Market timers" include persons whose separate account transactions have, or have attempted (i) an exchange out of the Portfolio within two weeks of an earlier exchange request, (ii) exchanges out of the Portfolio more than twice in any calendar quarter, (iii) an exchange of Portfolio shares equal to at least $5 million, or more than 1% of the Portfolio's net assets, or (iv) other transactions in Portfolio shares that demonstrated a timing pattern.  Separate accounts under common ownership or control are combined for these limits. There can be no assurance that all such participating insurance companies will be successful in controlling investments in their respective separate accounts by market timers.

------------------------------------------------------------------------------
Information about your investment in the Portfolio through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Portfolio's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Portfolio should be given to your insurance company or its servicing agent, not directly to the
Portfolio or its Transfer Agent.
------------------------------------------------------------------------------

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price, which is the net asset value per share.  The Portfolio does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Portfolio shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

Net Asset Value.  The Portfolio calculates the net asset value per share as of the close of The New York Stock Exchange (the "Exchange"), on each day the
Exchange is open for trading (referred to in this Prospectus as a "regular business day").  The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days.  All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of the Portfolio's net assets attributable to a class by the number of shares of that class that are outstanding.  To determine net asset value, the
Portfolio's Board of Directors has established procedures to value the
Portfolio's securities, in general, based on market value.  The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Portfolio's foreign investments may change on days when investors cannot buy or redeem Portfolio shares.
      If, after the close of the principal market on which a security held by the Portfolio is traded, and before the time the Portfolio's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Portfolio's Board of
Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

      The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Portfolio's designated agent to receive purchase orders) receives a purchase order from its contract or policy owners to purchase Portfolio shares on a regular business day, provided that the Portfolio receives the order from the insurance company by
9:30 A.M. on the next regular business day at the offices of its Transfer
Agent in  Colorado.

How Are Shares Redeemed?  As with purchases, only the participating insurance companies that hold Portfolio shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares.  Contract holders and policy holders should not directly contact the Portfolio or its
Transfer Agent to request a redemption of Portfolio shares.  Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

      The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Portfolio's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Portfolio receives the order from the insurance company by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Colorado.
The Portfolio normally sends payment by Federal Funds wire to the insurance company's account the day after the Portfolio receives the order (and no later than 7 days after the Portfolio's receipt of the order).  Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

Dividends.  The Portfolio intends to declare dividends separately from net investment income, if any, on an annual basis, and to pay those dividends in
March on a date selected by the Board of Directors.  The Portfolio has no fixed dividend rate and cannot guarantee that it will pay any dividends.

      All dividends (and any capital gains distributions) will be reinvested automatically in additional Portfolio shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains.  The Portfolio may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. Dividends and distributions will generally be lower for Service shares, which normally have higher expenses.  The Portfolio may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  There can be no assurance that the Portfolio will pay any capital gains distributions in a particular year.

Taxes.  For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company.  Because shares of the Portfolio may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Portfolio from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

      This information is only a summary of certain federal income tax information about an investment in Portfolio shares. You should consult with your tax adviser or your participating insurance company representative about the effect of an investment in the Portfolio under your contract or policy.

Financial Highlights

The Financial Highlights Table is presented to help you understand the
Portfolio's financial performance for the past five fiscal years.  Certain information reflects financial results for a single Portfolio share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).  This information has been audited by
Deloitte & Touche LLP, the Portfolio's independent auditors, whose report, along with the Portfolio's financial statements, is included in the Statement of Additional Information, which is available on request

FINANCIAL HIGHLIGHTS

Year Ended December 31                                          2002
2001        2000      1999      1998
--------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period                           $1.29
$1.45       $1.75     $1.91     $2.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                            .04
..04         .07       .07       .06
Net realized and unrealized gain (loss)                         (.22)
(.14)       (.10)     (.10)      .14

-----------------------------------------------------
Total from investment operations                                (.18)
(.10)       (.03)     (.03)      .20
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.04)
(.06)       (.08)     (.06)     (.07)
Distributions from net realized gain                              --
--        (.19)     (.07)     (.22)

-----------------------------------------------------
Total dividends and/or distributions to shareholders            (.04)
(.06)       (.27)     (.13)     (.29)
--------------------------------------------------------------------------------
Net asset value, end of period                                 $1.07
$1.29       $1.45     $1.75     $1.91

=====================================================

--------------------------------------------------------------------------------
Total Return, at Net Asset Value 1                            (14.45)%
(6.94)%     (2.51)%   (1.54)%   10.90%

--------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in millions)                         $313
$446        $606    $1,074    $1,344
--------------------------------------------------------------------------------
Average net assets (in millions)                                $370
$509        $791    $1,230    $1,299
--------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                           2.79%
2.33%       2.97%     3.27%     3.30%
Expenses                                                        0.66%
0.65%       0.61%     0.55%     0.55% 3
--------------------------------------------------------------------------------
Portfolio turnover rate                                          149%
108%        123%      113%       93%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

INFORMATION AND SERVICES
For More Information on Total Return Portfolio
The following additional information about the Portfolio is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION.  This document includes additional information about the Portfolio's investment policies, risks, and operations.
It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS.  Additional information about the Portfolio's investments and performance is available in the Portfolio's Annual and
Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Portfolio's privacy policy and other information about the Portfolio or your account:

----------------------------------------------------------------------------
By Telephone:           Call OppenheimerFunds Services toll-free:
                        1.800.981.2871

---------------------------------------------------------------------------
By Mail:                Write to:
---------------------------------------------------------------------------
                        OppenheimerFunds Services
--------------------------------------------------------------------------
                        P.O. Box 5270
---------------------------------------------------------------------------
                        Denver, Colorado 80217-5270
---------------------------------------------------------------------------
Information  about  the  Portfolio   including  the  Statement  of  Additional
Information  can be reviewed and copied at the SEC's Public  Reference Room in
Washington,  D.C.  Information  on the operation of the Public  Reference Room may be  obtained  by  calling  the SEC at  1.202.942.8090.  Reports  and other information  about the Portfolio  are  available on the EDGAR  database on the
SEC's Internet  website at  WWW.SEC.GOV.  Copies may be obtained after payment
                            -----------
of a  duplicating  fee by  electronic  request  at the SEC's  e-mail  address:
publicinfo@sec.gov  or by  writing  to the  SEC's  Public  Reference  Section,
Washington, D.C. 20549-0102.

No one has been authorized to provide any  information  about the Portfolio or to make any  representations  about  the  Portfolio  other  than what is contained  in this  Prospectus.  This  Prospectus  is not an  offer to sell shares of the Portfolio,  nor a  solicitation  of an offer to buy shares of the Portfolio,  to any person in any state or other  jurisdiction  where it is unlawful to make such an offer.

The Fund's SEC File No.:  811-3255
PR0609.001.0403  Printed on recycled paper.

                          Appendix to Prospectus of
                            Total Return Portfolio

      Graphic material included in the Prospectus of Total Return Portfolio:
"Annual Total Returns (as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Total Return
Portfolio (the "Portfolio") depicting the annual total returns of a hypothetical investment in non-service shares of the Portfolio for each of the ten most recent calendar years.  Set forth below are the relevant data points that will appear in the bar chart:

-----------------------------------------------------------
Calendar    Year   Ended        Annual Total Return
12/31
-----------------------------------------------------------
-----------------------------------------------------------
1993                                  16.28%
-----------------------------------------------------------
-----------------------------------------------------------
1994                                  -1.97%
-----------------------------------------------------------
-----------------------------------------------------------
1995                                  24.66%
-----------------------------------------------------------
-----------------------------------------------------------
1996                                  10.15%
-----------------------------------------------------------
-----------------------------------------------------------
1997                                  18.81%
-----------------------------------------------------------
-----------------------------------------------------------
1998                                  10.90%
-----------------------------------------------------------
-----------------------------------------------------------
1999                                  -1.54%
-----------------------------------------------------------
-----------------------------------------------------------
2000                                  -2.51%
-----------------------------------------------------------
-----------------------------------------------------------
2001                                  -6.94%
-----------------------------------------------------------
-----------------------------------------------------------

2002                                  -14.45%

-----------------------------------------------------------

------------------------------------------------------------------------------
Panorama Series Fund, Inc.
------------------------------------------------------------------------------

6803 S. Tucson Way, Centennial, Colorado 80112-3924

1.888.470.0861

Statement of Additional Information dated April 30, 2003

Panorama Series Fund, Inc. is an investment company with four series, referred to as "Portfolios" in this document.  Each portfolio is a separate mutual fund having its own objective, investments, strategies and risks.  The
Portfolios are:

|_| Government Securities Portfolio
|_| Growth Portfolio
|_| Oppenheimer International Growth Fund/VA
|_| Total Return Portfolio

------------------------------------------------------------------------------
Shares of the  Portfolios  are sold  only as the  underlying  investments  for variable  life  insurance  policies,  variable  annuity  contracts  and  other products for insurance  company  separate  accounts.  Shares are not available for sale directly to investors.
------------------------------------------------------------------------------

This Statement of Additional Information is not a Prospectus.  This document contains additional information about the Portfolios, and supplements information in the Prospectuses dated April 30, 2003, of the Portfolios.
This document should be read together with the Prospectuses.  You can obtain a Prospectus by writing to the Portfolios' Transfer Agent, OppenheimerFunds
Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the
Transfer Agent at the toll-free number shown above.

                                      14
Contents
                                                                        Page
About the Portfolios
Additional Information About Investment Policies and Risks.............
    Investment Policies................................................
    Other Investment Techniques and Strategies.........................
    Investment Restrictions............................................
How the Portfolios are Managed ........................................
    Organization and History...........................................
    Directors and Officers of the Company..............................
    The Manager........................................................
Brokerage Policies of the Portfolios...................................
Distribution and Service Plans (Service Shares Only)...................
Performance of the Portfolios..........................................

Investing In the Portfolios
How To Buy and Sell Shares.............................................
Dividends, Capital Gains and Taxes.....................................
Additional Information About the Portfolios............................

Financial Information About the Portfolios
Independent Auditors' Report...........................................
Financial Statements...................................................

Appendix A: Ratings Definitions........................................ A-1
Appendix B: Industry Classifications................................... B-1

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A B O U T  T H E  P O R T F O L I O S
------------------------------------------------------------------------------

Additional Information About Investment Policies and Risks

      The investment objectives, the principal investment policies and the main risks of each Portfolio are described in the Prospectus for that
Portfolio.  This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Portfolios' investment Manager, OppenheimerFunds, Inc., can select for the Portfolios.  Additional information is also provided about the strategies that each Portfolio may use to try to achieve its objective.

Investment Policies.  The composition of the investment portfolio of each
Portfolio and the techniques and strategies that the Manager uses in selecting investment securities will vary over time. The Portfolios are not required to use all of the investment techniques and strategies described below at all times in seeking their goal. They may use some of the special investment techniques and strategies at some times or not at all.

      In the discussion of the investment strategies of the Portfolios below, the Portfolios are categorized according to the types of investments they primarily make.  Total Return Portfolio, Growth Portfolio and Oppenheimer
International Growth Fund/VA are referred to as "Equity Portfolios," because they invest mainly or substantially in common stocks and other equity securities. Government Securities Portfolio is referred to as a "Fixed Income
Portfolio," because the main emphasis of its investment program is debt securities.  However a Portfolio is referred to in general, the discussion below of particular investments and strategies indicates which Portfolios can use that investment or technique as part of their investment program.  For example, some investments can be held by only some of the Portfolios and some can be held by all.  Please refer to the Prospectus of a particular Portfolio for an explanation of its principal investment policies and risks.

      |X|  Equity Securities.  The Equity Portfolios invest in equity securities, which include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. Certain equity securities may be selected for some of the Portfolios not only for their appreciation possibilities but because they may provide dividend income.

      The capitalization ranges of the issuers of equity securities that particular Portfolios invest in are discussed in the Prospectuses.  Some of the Portfolios may emphasize securities of issuers in one or more capitalization ranges, such as mid-cap and large-cap issuers.
"Capitalization" refers to the market capitalization of a company, which, in general terms, is the value of a company determined by the total market value of its issued and outstanding common stock.  There are no fixed dollar amounts for particular capitalization ranges, and the ranges currently used by the Portfolios may change over time as investors change their views as to what, for example, a "small-cap" company is in relation to "mid-cap" and
"large-cap" as the stock market changes.  Different Portfolios may also have different definitions of what constitutes a small-, mid- or large-cap issuer.

      Small-cap growth companies may offer greater  opportunities  for capital appreciation  than securities of large, more established  companies.  However, these  securities  also  involve  greater  risks  than  securities  of  larger companies.  Securities  of small  capitalization  issuers  may be  subject  to greater price  volatility in general than  securities of large-cap and mid-cap companies.  Therefore, to the degree that a Portfolio has investments in smaller capitalization companies at times of market volatility, that
Portfolio's share price may fluctuate more.  Those investments may be limited to the extent the Manager believes that such investments would be inconsistent with the Portfolio's investment objective.

         |_| Growth Companies (All Equity Portfolios).  The Equity Portfolios
can invest in securities of "growth" companies.  Growth companies are those companies that the Manager believes are entering into a growth cycle in their business, with the expectation that their stock will increase in value.  They may be established companies as well as newer companies in the development stage. Growth companies may have a variety of characteristics that in the view of the portfolio manager of a Portfolio defines them as "growth"
issuers.

      Growth companies may include companies that are generating or applying new technologies, new or improved distribution techniques or new services.
They may own or develop natural resources.  They may be companies that can benefit from changing consumer demands or lifestyles, or companies that have projected earnings in excess of the average for their sector or industry.  In each case, they have prospects that the portfolio manager believes are favorable for the long term.

         |_|   Preferred Stocks (All Equity Portfolios).  Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid on the issuer's common stock.  Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemptions prior to maturity, which also have a negative impact on prices when interest rates decline.  The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.  Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation.

         |_| Convertible Securities (All Equity Portfolios).  While some convertible securities are a form of debt security, in some cases their conversion feature (allowing conversion into the issuer's common stock) may cause a portfolio manager to regard them as "equity equivalents."  In those cases, the rating assigned to the security has less impact on the portfolio manager's investment decision with respect to convertible securities than in the case of non-convertible fixed income securities.  Convertible debt securities are subject to the credit risks and interest rate risks described below in "Debt Securities."

      The value of a convertible security is a function of its "investment value" and its "conversion value."  If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when interest rates fall and decrease when interest rates rise.  If the conversion value exceeds the investment value, the security will behave more like an equity security.  In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.

      To determine whether convertible securities should be regarded as
"equity equivalents," the portfolio managers typically examine the following factors:
(1)   whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)   whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
         (considering the effect of conversion of the convertible
         securities), and
(3)   the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any
         appreciation in the price of the issuer's common stock.

         |_|  Rights and Warrants (All Equity Portfolios). Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders.  Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.  A
Portfolio may invest up to 5% of its total assets in warrants or rights.
That 5% limitation does not apply to warrants a Portfolio has acquired as part of units with other securities or that are attached to other securities.  No more than 2% of a Portfolio's total assets may be invested in warrants that are not listed on either The New York Stock Exchange or The
American Stock Exchange.

      |X|  Foreign Securities (All Equity Portfolios).  Each Equity Portfolio
can invest in foreign securities, consistent with any limitations a Portfolio may have on foreign investing set forth in its Prospectus or this Statement of Additional Information.  These may include debt and equity securities issued by companies or governmental issuers in developed countries or emerging market countries.  Growth Portfolio and Total Return Portfolio have non-fundamental policies, described in "Investment Restrictions," below, that limit the percentage of their assets that can be invested in foreign securities.

      The Portfolios can invest in obligations of foreign branches of U.S.
banks and U.S. branches of foreign banks.  These investments are subject to some of the risks of foreign securities and do not offer the protection of
Federal Deposit Insurance Corporation insurance.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers.  They include the opportunity to invest in foreign issuers that appear to offer growth or income potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock or bond markets that do not move in a manner parallel to U.S. markets.  In buying foreign securities, a Portfolio may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to use currency for speculative purposes or to hold it as an investment.
Notwithstanding the foregoing, Oppenheimer International Growth Fund/VA may invest up to 10% of its net assets in the euro for investment purposes.

      With respect to each of the Portfolios except Oppenheimer International
Growth Fund/VA, securities of foreign issuers that are represented by
American Depository Receipts (ADRs), or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered
"foreign securities" for the purposes of a Portfolio's investment allocations.  That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Because the Portfolios can purchase securities denominated in foreign currencies, a change in the value of a foreign currency against the U.S.
dollar could result in a change in the amount of income a Portfolio has available for distribution.  Because a portion of the Portfolio's investment income may be received in foreign currencies, the Portfolio will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore will absorb the cost of currency fluctuations.  After the Portfolio has distributed income, subsequent foreign currency losses may result in the
Portfolios having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

         |_|  Risks of Foreign Investing.  Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency rates, currency devaluation or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
      U.S.;
o     less governmental regulation of foreign issuers, securities exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

         |_|  Special Risks of Emerging Markets.  Emerging and developing markets abroad may also offer special opportunities for investing but have greater risks than more developed foreign markets, such as those in Europe,
Canada, Australia, New Zealand and Japan.  There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays.  They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments.  Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries.  The portfolio managers will consider these factors when evaluating securities in these markets, and the Portfolios currently do not expect to invest a substantial portion of their assets in emerging markets.

      |X| Passive Foreign Investment Companies.  Oppenheimer International
Growth Fund/VA may purchase the securities of certain foreign investment corporations called passive foreign investment companies ("PFICs"). Such entities have been the only or primary way to invest in certain countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes, this portfolio also may be a PFIC.

      The Portfolio is subject to certain percentage limitations under the
Investment Company Act of 1940 ("Investment Company Act") relating to the purchase of securities of investment companies, and, consequently, the
Portfolio may have to subject any of its investment in other investment companies, including PFICs, to the limitation that no more than 10% of the value of the Portfolio's total assets may be invested in such securities. In addition to bearing their proportionate share of a portfolio's expenses
(management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Like other foreign securities, interests in PFICs also involve the risk of foreign securities, as described above.

      |X|  Debt Securities.  The Portfolios can invest in debt securities to seek their objectives. Foreign debt securities are subject to the risks of foreign securities described above.  In general, debt securities are also subject to two additional types of risk: credit risk and interest rate risk.

         |_|  Credit Risk.  Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due.  In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

      The portfolios can buy rated and unrated debt securities.  In making investments in debt securities, the portfolio managers may rely to some extent on the ratings of rating organizations or it may use their own research to evaluate a security's credit-worthiness.  If a Portfolio buys unrated debt securities, to consider them part of the Portfolio's holdings of investment-grade securities, they must be judged by the Manager to be of a quality comparable to securities rated as investment grade by a rating organization.

      U.S. government securities, although unrated, are generally considered to be equivalent to securities in the highest rating categories.
Investment-grade securities are securities that are rated at least "Baa" by
Moody's Investors Service, Inc. ("Moody's") or at least "BBB" by Standard &
Poor's Ratings Service ("Standard & Poor's") or that have comparable ratings by another nationally-recognized rating organization.  The Portfolios other than Government Securities Portfolio can also buy non-investment-grade debt securities (commonly referred to as "junk bonds").

         |_|  Interest Rate Risk.  Interest rate risk refers to the
fluctuations in value of debt securities resulting from the inverse relationship between price and yield.  For example, an increase in general interest rates will tend to reduce the market value of already-issued debt securities, and a decline in general interest rates will tend to increase their value.  In addition, debt securities having longer maturities tend to offer higher yields, but are subject to potentially greater fluctuations in value from changes in interest rates than obligations having shorter maturities.

      Fluctuations in the market value of debt securities after a Portfolio buys them will not affect the interest income payable on those securities
(unless the security pays interest at a variable rate pegged to interest rate changes).  However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Portfolio's net asset values will be affected by those fluctuations.

      |_| Lower-Grade Securities (All Equity Portfolios). Because lower-grade securities tend to offer higher yields than investment-grade securities, a
Portfolio might invest in lower-grade securities to seek higher income.

      "Lower-grade" debt securities are those rated below "investment grade,"
which means they have a rating lower than "Baa" by Moody's or lower than
"BBB" by Standard & Poor's or similar ratings by other rating organizations.
If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are considered part of the Portfolio's holdings of lower-grade securities.

      Some of the special credit risks of lower-grade securities are discussed below.  There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment-grade securities.  The issuer's low creditworthiness may increase the potential for its insolvency.  An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn.  An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal.  In the case of foreign high yield bonds, these risks are in addition to the special risks of foreign investing discussed above.

      To the extent they can be converted into stock, convertible securities may be less subject to some of the risks of volatility than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

      While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's are investment grade and are not regarded as junk bonds, those securities may be subject to special risks and have some speculative characteristics.
Definitions of the debt security ratings categories of Moody's, Standard &
Poor's, and Fitch, Inc. are included in Appendix A to this Statement of
Additional Information.

         |_|  Mortgage-Related Securities (Government Securities Portfolio
and Total Return Portfolio).  Mortgage-related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real estate-related securities.

      Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government, discussed below under "U.S.
Government Securities," have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks.

      As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates.  Some mortgage-related securities pay interest at rates that move inversely to changes in general interest rates, based on a multiple of a specific index.
Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

      In periods of declining interest rates, mortgages are more likely to be prepaid.  Therefore, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages.  Therefore, it is not possible to predict accurately the security's yield.  The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security.  Therefore, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated maturities.

      Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security.  In turn, this can affect the value of a
Portfolio's shares.  If a mortgage-related security has been purchased at a premium, all or part of the premium the Portfolio paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages.  In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Portfolio may fail to recoup its initial investment on the security.

      During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates.  Slower prepayments effectively may lengthen a mortgage-related security's expected maturity.  Generally, that would cause the value of the security to fluctuate more widely in responses to changes in interest rates.  If the prepayments on a Portfolio's mortgage-related securities were to decrease broadly, the sensitivity of the Portfolio's share price to interest rate changes would increase.

      As with other debt securities, the values of mortgage-related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them.
Their values may also be affected by changes in government regulations and tax policies.

            o  Collateralized Mortgage Obligations.  Collateralized mortgage obligations or "CMOs," are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates.  They may be collateralized by:
(1)   pass-through certificates issued or guaranteed by Government National
         Mortgage Association (Ginnie Mae), Federal National Mortgage
         Association (Fannie Mae), or Federal Home Loan Mortgage Corporation
         (Freddie Mac),
(2)   unsecuritized mortgage loans insured by the Federal Housing
         Administration or guaranteed by the Department of Veterans' Affairs,
(3)   unsecuritized conventional mortgages,
(4)   other mortgage-related securities, or
(5)   any combination of the securities mentioned above.

      Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date.  Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index.
These are floating rate CMOs, and typically have a cap on the coupon rate.
Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index.  The coupon rate on these CMOs will increase as general interest rates decrease.  These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

      The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages.
Changes in interest rates may cause the rate of expected prepayments of those mortgages to change.  In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

      If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO will be reduced.  Additionally, a Portfolio might have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Portfolio's income.

      When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These are the prepayment risks described above and can make the prices of CMOs very volatile when interest rates change.  The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities.  That volatility will affect the Portfolio's share prices.

            o  Mortgage-Related U.S. Government Securities.  These include interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations  and other "pass-through" mortgage securities.  CMOs that are U.S. government securities have collateral to secure payment of interest and principal.  They may be issued in different series with different interest rates and maturities.  The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S.
government agency.

            o  Commercial (Privately-Issued) Mortgage Related Securities.
Some mortgage-related securities are issued by private entities.  Generally these are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties.  They are subject to the credit risk of the issuer.  These securities typically are structured to provide protection to investors in senior classes from possible losses on the underlying loans.
They do so by having holders of subordinated classes take the first loss if there are defaults on the underlying loans.  They may also be protected to some extent by guarantees, reserve funds or additional collateralization mechanisms.

            o  "Stripped" Mortgage-Related Securities.  These are
mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities.  Each has a specified percentage of the underlying security's principal or interest payments.  They are a form of derivative investment.

      Mortgage securities may be partially stripped so that each class receives some interest and some principal.  However, they may be completely stripped.  In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only" security or "P/O."  Strips can be created for pass through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages.  If the underlying mortgages experience greater than anticipated prepayments of principal, a Portfolio might not fully recoup its investment in an I/O based on those assets.  If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially.

         |_|  U.S. Government Securities (All Portfolios). These are
securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as
"instrumentalities." The obligations of U.S. government agencies or instrumentalities in which the Company can invest may or may not be guaranteed or supported by the "full faith and credit" of the United States.
"Full faith and credit" means generally that the taxing power of the U.S.
government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment.  The owner might not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.

            o  U.S. Treasury Obligations.  These include Treasury bills
(which have maturities of one year or less when issued), Treasury notes
(which have maturities of from one to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal.  Other U.S. Treasury obligations the Portfolios can buy include U. S. Treasury securities that have been "stripped" by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities
("TIPS").

            o  Obligations of U.S. Government Agencies or Instrumentalities.
These include direct obligations and mortgage-related securities that have different levels of credit support from the government.  Some are supported by the full faith and credit of the U.S. government, such as Government
National Mortgage Association pass-through mortgage certificates (called
"Ginnie Maes").  Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National
Mortgage Association bonds.  Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations.

      |X|  Money Market Instruments (All Portfolios).  The following is a brief description of the types of the money market securities the Portfolios can invest in.  Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. government, corporations, banks or other entities.  They may have fixed, variable or floating interest rates.

         |_| U.S. Government Securities.  These include obligations issued or guaranteed by the U.S. government or any of its agencies or
instrumentalities, described above.

         |_| Bank Obligations.  "Banks" include commercial banks, savings banks and savings and loan associations, which may or may not be members of the Federal Deposit Insurance Corporation. The Portfolios can buy time deposits, certificates of deposit and bankers' acceptances.  They must be:
               o obligations issued or guaranteed by a domestic bank
                 (including a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion, or
o     obligations of a foreign bank with total assets of at least U.S. $1 billion.

         |_|  Commercial Paper.  The Portfolios can invest in commercial paper if it is rated within the top three rating categories of Standard &
Poor's and Moody's or other rating organizations.  If the paper is not rated, it may be purchased if the Manager determines that it is comparable to rated commercial paper in the top three rating categories of national rating organizations.

      The Portfolios can buy commercial paper, including U.S.
dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Portfolios.

         |_| Variable Amount Master Demand Notes.  Master demand notes are corporate obligations that permit the investment of fluctuating amounts at varying rates of interest under direct arrangements between a Portfolio, as lender, and the borrower.  They permit daily changes in the amounts borrowed.  The Portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount.  The borrower may prepay up to the full amount of the note without penalty.  These notes may or may not be backed by bank letters of credit.

      Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them.  There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time.  Accordingly, a Portfolio's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand.

      The Portfolios have no limitations on the type of issuer from whom these notes will be purchased.  However, in connection with such purchases and on an ongoing basis, the portfolio manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously.  Investments in master demand notes are subject to the limitation on investments by the Portfolios in illiquid securities.  Currently, the Portfolios do not intend that their investments in variable amount master demand notes will exceed 5% of a
Portfolio's total assets.

Other Investment Techniques and Strategies.  In seeking their respective objectives, each Portfolio may from time to time use the types of investment strategies and investments described below.  A Portfolio is not required to use all of these strategies at all times, and at times may not use them.

Investment in Other Investment Companies.  The Portfolios can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments.  For example, the Portfolios can invest in Exchange-Traded
Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Portfolios might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the
Exchange-Traded Funds' portfolio, at times when the Portfolio may not be able to buy those portfolio securities directly.

   Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.
The Portfolios do not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges.  As a shareholder of an investment company, the Portfolios would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.  The Portfolios do not anticipate investing a substantial amount of its net assets in shares of other investment companies.

      |X|  Forward Rolls (Total Return Portfolio and Government Securities
Portfolio). In a "forward roll" transaction with respect to mortgage-related securities, a Portfolio sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price.  The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold.  Proceeds from the sale are invested in short-term instruments, such as repurchase agreements.  The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Portfolio in excess of the yield on the securities that have been sold.

      A Portfolio will only enter into "covered" rolls.  To assure its future payment of the purchase price, the Portfolio will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

      These transactions have risks.  During the period between the sale and the repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities that have been sold.  It is possible that the market value of the securities the Portfolio sells might decline below the price at which the Portfolio is obligated to repurchase securities.

      |X|  Asset-Backed Securities (Government Securities Portfolio and Total
Return Portfolio). Asset-backed securities are fractional interests in pools of assets, typically accounts receivable or consumer loans.  They are issued by trusts or special-purpose corporations.  They are similar to mortgage-backed securities, described above, and are backed by a pool of assets that consist of obligations of individual borrowers.  The income from the pool is passed through to the holders of participation interest in the pools.  The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due.

      The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted.  The risks of investing in asset-backed securities are ultimately related to payment of consumer loans by the individual borrowers.  As a purchaser of an asset-backed security, a
Portfolio would generally have no recourse to the entity that originated the loans in the event of default by a borrower.  The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs, described above.

      |X|  Zero-Coupon Securities (All Portfolios).  The Portfolios can buy
zero-coupon and delayed-interest securities, and "stripped" securities.
Stripped securities are debt securities whose interest coupons are separated from the security and sold separately.  They can include, among others, foreign debt securities and U.S. Treasury notes or bonds that have been stripped of their interest coupons, U.S. Treasury bills issued without interest coupons, and certificates representing interests in stripped securities.

      Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches.  Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities.  Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise.  When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      A Portfolio's investment in zero-coupon securities may cause the
Portfolio to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment.  To generate cash to satisfy those distribution requirements, the Portfolio might have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Portfolio shares.

      |X|  "When-Issued" and "Delayed-Delivery" Transactions (All
Portfolios).  The Portfolios can invest in securities on a "when-issued"
basis and can purchase or sell securities on a "delayed-delivery" basis.
When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When these transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date.  The securities are subject to change in value from market fluctuations during the period until settlement.  The value at delivery may be less than the purchase price.  For example, changes in interest rates in a direction other than that expected by the portfolio manager of a Portfolio before settlement will affect the value of such securities and may cause a loss to the Portfolio.
During the period between purchase and settlement, no payment is made by the
Portfolio to the issuer and no interest accrues to the Portfolio from the investment until it receives the security at settlement.

      A Portfolio might engage in when-issued transactions to secure what the portfolio manager considers to be an advantageous price and yield at the time the obligation is entered into.  When a Portfolio enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction.  Its failure to do so may cause the Portfolio to lose the opportunity to obtain the security at a price and yield the portfolio manager considers to be advantageous.

      When a Portfolio engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage.  Although a Portfolio enters into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement.  If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.
      At the time a Portfolio makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Portfolio's net asset value.  In a sale transaction, it records the proceeds to be received.  The Portfolio will identify on its books liquid assets at least equal in value to the value of the Portfolio's purchase commitments until it pays for the investment. The Portfolios anticipate that a Portfolio's commitments to purchase when-issued securities and forward commitments will not exceed 33% of that Portfolio's total assets under normal market conditions.

      When-issued and delayed-delivery transactions can be used by a
Portfolio as a defensive technique to hedge against anticipated changes in interest rates and prices.  For instance, in periods of rising interest rates and falling prices, a Portfolio might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.  In periods of falling interest rates and rising prices, a
Portfolio might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

      |X| Repurchase Agreements (All Portfolios).  A Portfolio can acquire securities subject to repurchase agreements.  It might do so for liquidity purposes to meet anticipated redemptions of shares, or pending the investment of the proceeds from sales of shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes.

      In a repurchase transaction, a Portfolio buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date.  The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  Approved vendors include
U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities.  They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase.  Repurchase agreements having a maturity beyond seven days are subject to a Portfolio's limits on holding illiquid investments.  A Portfolio will not enter into a repurchase agreement that causes more than 15% of its net assets to be subject to repurchase agreements having a maturity beyond seven days.  There is no limit on the amount of a Portfolio's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act, are collateralized by the underlying security.  The Portfolios'
repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation.  However, if the vendor fails to pay the resale price on the delivery date, a Portfolio may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.  The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission ("SEC"), the Portfolios, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X|  Illiquid and Restricted Securities (All Portfolios).  Under the
policies and procedures established by the Board of Directors, the Manager determines the liquidity of certain of a Portfolio's investments.  To enable a Portfolio to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Portfolio may have to cause those securities to be registered.  The expenses of registering restricted securities may be negotiated by the Portfolio with the issuer at the time the
Portfolio buys the securities.  When the Portfolio must arrange registration because it wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it.  The Portfolio would bear the risks of any downward price fluctuation during that period.

      The Portfolios may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions may make it more difficult to value them, and might limit a Portfolio's ability to dispose of the securities and might lower the amount the Portfolio could realize upon the sale.

      Each Portfolio has limitations that apply to purchases of restricted securities, as stated in its Prospectus.  Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of
1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines.  Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  If there is a lack of trading interest in a particular Rule 144A security, a Portfolio's holdings of that security may be considered to be illiquid.  Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

      |X| Municipal Securities (Total Return Portfolio).  These are debt obligations issued by the governments of states and their agencies, instrumentalities and authorities, as well as their political subdivisions
(cities towns and counties, for example), that are used to finance a variety of public and private purposes.  Those purposes include financing state or local governments and financing specific public projects and facilities.  The
Portfolio can invest in them because the portfolio managers believe they offer attractive yields relative to the yields and risks of other debt securities, rather than to seek tax-exempt interest income for distribution to shareholders.

      |X| Floating Rate and Variable Rate  Obligations (All  Portfolios).  The
interest rate on a floating rate note is adjusted  automatically  according to a stated  prevailing market rate, such as a bank's prime rate, the 91-day U.S.
Treasury  Bill  rate,  or  some  other  standard.  The  instrument's  rate  is adjusted  automatically  each time the base  rate is  adjusted.  The  interest rate on a variable rate note is also based on a stated  prevailing market rate but is adjusted automatically at specified intervals.  Generally,  the changes in the  interest  rate on such  securities  reduce  the  fluctuation  in their market  value.  As interest  rates  decrease or increase,  the  potential  for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.  The portfolio manager of a Portfolio may determine that an unrated floating rate or variable rate obligation meets the
Portfolio's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated
maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice.  The tender may be at par value plus accrued interest, according to the terms of the obligations.  The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest.  Generally the issuer must provide a specified number of days' notice to the holder.

      Step-coupon bonds have a coupon interest rate that changes periodically during the life of the security on predetermined dates that are set when the security is issued.

      |X| "Structured" Notes (Government Securities Portfolio and Total
Return Portfolio).  "Structured" notes are specially-designed derivative debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity.
The terms of the instrument may be "structured" by the purchaser (the
Portfolio) and the borrower issuing the note.

      The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index.  They are subject to both credit and interest rate risks and therefore a Portfolio could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated.  Their values may be very volatile and they may have a limited trading market, making it difficult for a Portfolio to sell its investment at an acceptable price.

      |X| Inverse Floaters (Government Securities Portfolio and Total Return
Portfolio).  "Inverse floaters" are debt obligations on which the interest rates typically fall as market rates increase and increase as market rates fall.  Changes in market interest rates or the floating rate of the security inversely affect the residual interest rate of an inverse floater.  As a result, the price of an inverse floater will be considerably more volatile than that of a fixed-rate obligation when interest rates change.

      To provide investment leverage, an issuer might decide to issue two variable rate obligations instead of a single long-term, fixed-rate bond.
The interest rate on one obligation reflects short-term interest rates.  The interest rate on the other instrument, the inverse floater, reflects the approximate rate the issuer would have paid on a fixed-rate bond, multiplied by a factor of two, minus the rate paid on the short-term instrument.  The two portions may be recombined to create a fixed-rate bond. A Portfolio might acquire both portions of that type of offering, to reduce the effect of the volatility of the individual securities.  This provides a flexible portfolio management tool to vary the degree of investment leverage efficiently under different market conditions.

      Inverse floaters may offer relatively high current income, reflecting the spread between short-term and long-term tax-exempt interest rates.  As long as the yield curve remains relatively steep and short term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates.  If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond.  A Portfolio might invest in inverse floaters to seek higher yields than are available from fixed-rate bonds that have comparable maturities and credit ratings.  In some cases, the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock" option.

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment.  Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for a Portfolio when the Portfolio has invested in inverse floaters that expose the Portfolio to the risk of short-term interest rate fluctuations. "Embedded" caps might be used to hedge a portion of a
Portfolio's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful.  However, the Portfolio bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      Inverse floaters are a form of derivative investment.  Certain derivatives, can be used to increase or decrease a Portfolio's exposure to changing security prices, interest rates or other factors that affect the value of securities.  However, these techniques could result in losses to a
Portfolio if the portfolio manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio's other investments. These techniques can cause losses if the counterparty does not perform its promises.  An additional risk of investing in securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of  securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

|X|   Loans of Portfolio Securities (All Portfolios).  Besides using repurchase transactions, each Portfolio can lend its portfolio securities in amounts up to 10% of the Portfolio's total assets. Loans can be made to brokers, dealers and other types of financial institutions approved by the
Board of Directors.  The Portfolios currently do not use this strategy, but if they do so they expect to limit such loans to not more than 5% of their total assets.

      There are some risks in connection with securities lending.  A
Portfolio might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults.  A Portfolio must receive collateral for a loan.  Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities.  It must consist of cash, bank letters of credit or securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Portfolio is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Portfolio if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Portfolio.

      When it lends securities, a Portfolio receives amounts equal to the dividends or interest on loaned securities.  It also receives one or more of
(a) negotiated loan fees, (b) interest on securities used as collateral, and
(c) interest on any short-term debt securities purchased with such loan collateral.  Either type of interest may be shared with the borrower.  A
Portfolio may also pay reasonable finder's, custodian and administrative fees in connection with these loans.  The terms of these loans must meet applicable tests under the Internal Revenue Code and must permit a Portfolio to reacquire loaned securities on five days' notice or in time to vote on any important matter.

Interfund Borrowing and Lending Arrangements. Consistent with its fundamental policies and pursuant to an exemptive order issued by the SEC, the Portfolios may engage in borrowing and lending activities with other funds in the
OppenheimerFunds complex. Borrowing money from affiliated funds may afford the Portfolios the flexibility to use the most cost-effective alternative to satisfy its borrowing requirements. Lending money to an affiliated fund may allow the Portfolios to obtain a higher rate of return than it could from interest rates on alternative short-term investments.  Implementation of interfund lending is being accomplished consistent with applicable regulatory requirements, including the provisions of the SEC order.

o     Interfund Borrowing. The Portfolios will not borrow from affiliated funds unless the terms of the borrowing arrangement are at least as favorable as the terms the Portfolios could otherwise negotiate with a third party.  To assure that the Portfolios will not be disadvantaged by borrowing from an affiliated fund, certain safeguards are being implemented.  Examples of these safeguards include the following:
o     the Portfolios will not borrow money from affiliated funds unless the interest rate is more favorable than available bank loan
               rates;
o     the Portfolios borrowing from affiliated funds must be consistent with its investment objective and investment policies;
o     the loan rates will be the average of the overnight repurchase agreement rate available through the OppenheimerFunds joint repurchase agreement account and a pre-established formula based on quotations from independent banks to approximate the lowest interest rate at which bank loans would be available to the Portfolio;
o     if the Portfolio has outstanding borrowings from all sources greater than 10% of its total assets, then the Portfolio must secure each additional outstanding interfund loan by segregating
               liquid assets of the Portfolio as collateral;
o     the Portfolio cannot borrow from an affiliated fund in excess of 125%
               of its total redemptions for the preceding seven days;
o     each interfund loan may be repaid on any day by the Portfolio; and
o     the Directors will be provided with a report of all interfund loans and the Directors will monitor all such borrowings to ensure that the Portfolio's participation is appropriate.

      There is a risk that a borrowing fund could have a loan called on one days' notice.  In that circumstance, the Portfolio might have to borrow from a bank at a higher interest cost if money to lend were not available from another Oppenheimer fund.

o     Interfund Lending. To assure that the Portfolios will not be disadvantaged by making loans to affiliated funds, certain safeguards are being implemented. Examples of these safeguards include the following:

o     the Portfolio will not lend money to affiliated funds unless the interest rate on such loan is determined under the terms of the exemptive order;
o     the Portfolio may not make interfund loans in excess of 15% of its net assets;
o     an interfund loan to any one affiliated fund shall not exceed 5% of the
               Portfolio's net assets;
o     an interfund loan may not be outstanding for more than seven days;
o     each interfund loan may be called on one business day's notice; and
o     the Manager will provide the Directors reports on all interfund loans demonstrating that the Portfolio's participation is
               appropriate and that the loan is consistent with its
               investment objectives and policies.

      When  the  Portfolio  lends  assets  to  another  affiliated  fund,  the
Portfolio is subject to the risk that the  borrowing  fund might fail to repay the loan.

      |    Borrowing.  Currently,  under the Investment  Company Act, a mutual fund may borrow only from banks and the maximum  amount it may borrow is up to one-third of its total assets (including the amount  borrowed),  except that a fund may borrow up to 5% of its total assets for  temporary  purposes from any person.  Under the Investment  Company Act, there is a rebuttable  presumption that a loan is  temporary  if it is repaid  within 60 days and not extended or renewed.  As a matter of fundamental  policy, the Portfolios are authorized to borrow  up to 33 1/3% of its  total  assets.  During  periods  of  substantial borrowings,  the value of the  Portfolio's  assets would be reduced due to the added expense of interest on borrowed  monies.  The Portfolio is authorized to borrow,  and to pledge  assets to secure  such  borrowings,  up to the maximum extent  permissible under the Investment  Company Act (i.e.,  presently 50% of
net  assets).   Any  such   borrowing  will  be  made  only  pursuant  to  the
requirements  of the  Investment  Company  Act and  will  be made  only to the extent that the value of each Portfolio's  assets less its liabilities,  other than  borrowings,  is equal to at least 300% of all  borrowings  including the proposed  borrowing.  If the  value  of a  Portfolio's  assets,  so  computed, should fail to meet the 300% asset  coverage  requirement,  the  Portfolio  is required,  within  three  business  days to reduce its bank debt to the extent necessary  to meet  such  requirement  and may have to sell a  portion  of its investments at a time when independent  investment  judgment would not dictate such sale.  Interest on money  borrowed is an expense the Portfolio  would not otherwise  incur,  so that it may  have  little  or no net  investment  income during  periods  of  substantial  borrowings.  Since  substantially  all  of a
Portfolio's  assets  fluctuate in value,  but borrowing  obligations are fixed when the Portfolio has outstanding  borrowings,  the net asset value per share of a Portfolio  correspondingly  will tend to increase and decrease  more when the  Portfolio's  assets increase or decrease in value than would otherwise be the case.

         The  Portfolio  has the ability to borrow from banks on an  unsecured basis to invest the borrowed funds in portfolio  securities.  This speculative technique is known as "leverage."  The Portfolio may not borrow money,  except to the  extent  permitted  under  the  Investment  Company  Act,  the rules or regulations  thereunder or any exemption  therefrom  that is applicable to the
Portfolio,   as  such  statute,   rules  or  regulations  may  be  amended  or
interpreted from time to time.

      The  Portfolio  will pay  interest  on these  loans,  and that  interest expense  will  raise the  overall  expenses  of the  Portfolio  and reduce its returns.  If it does  borrow,  its expenses  will be greater  than  comparable funds that do not borrow  for  leverage.  Additionally,  the  Portfolio's  net asset  value per share  might  fluctuate  more than that of funds  that do not borrow.  Currently,  the Portfolio does not contemplate  using this technique, but if it does so, it will not likely do so to a substantial degree.

      |X| Hedging (All Portfolios).  Although the Portfolios can use certain hedging instruments and techniques, they are not obligated to use them in seeking their objectives.  A Portfolio's strategy of hedging with futures and options on futures will be incidental to the Portfolio's activities in the underlying cash market.  The particular hedging instruments each Portfolios can use are described below.

      Put and Call Options.  The  Portfolios can buy and sell certain kinds of put options  ("puts") and call options  ("calls").  The Portfolios can buy and
               sell   exchange-traded  and   over-the-counter   put  and  call
               options,   including   index   options,   securities   options,
               commodities options, and options on the other types of futures described above.  The Portfolios can buy and sell exchange-traded currency options and the Oppenheimer International Growth Fund/VA may also buy and sell currency options over-the-counter.

|_|   Writing Covered Call Options. (All Portfolios).  The Portfolios can
write (that is, sell) covered calls.  If a Portfolio sells a call option, it must be covered.  That means the Portfolio must own the security subject to the call while the call is outstanding, or, for certain calls on indices and currencies, the call may be covered by segregating liquid assets to enable that Portfolio to satisfy its obligations if the call is exercised.  Up to
20% of each Portfolio's total assets may be subject to calls the Portfolio writes.

      When a Portfolio writes a call on a security, it receives cash (a premium).  That Portfolio agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period.  The call period is usually not more than nine months.  The exercise price may differ from the market price of the underlying security.  The
Portfolio shares the risk of loss that the price of the underlying security may decline during the call period.  That risk may be offset to some extent by the premium the Portfolio receives.  If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Portfolio would keep the cash premium and the investment.

      When a Portfolio writes a call on an index, it receives cash (a premium).  If the buyer of the call exercises it, the Portfolio will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference.  If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Portfolio would keep the cash premium.

      The Portfolios' custodian bank, or a securities depository acting for the Custodian, will act as the Portfolios' escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which a Portfolio has written calls traded on exchanges or as to other acceptable escrow securities.  In that way, no margin will be required for such transactions.  OCC will release the securities on the expiration of the option or when the Portfolios enter into a closing transaction.

      When the Company writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Company will have the absolute right to repurchase that OTC option.  The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Company writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any
OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call it has written, a Portfolio may purchase a corresponding call in a "closing purchase transaction."  The
Portfolio will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Portfolio wrote is more or less than the price of the call the
Portfolio purchases to close out the transaction.  The Portfolio may realize a profit if the call expires unexercised, because the Portfolio will retain the underlying security and the premium it received when it wrote the call.
Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls.  If a Portfolio cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Portfolios may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract.
The Portfolios may use call options on futures contracts solely for bona fide hedging purposes.  To do so, at the time the call is written, the Portfolios must cover the call by segregating on its books an equivalent dollar amount of liquid assets.  A Portfolio will segregate additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future.  Because of this segregation requirement, in no circumstances would a
Portfolio's receipt of an exercise notice as to that future require the
Portfolios to deliver a futures contract.  It would simply put the Portfolio in a short futures position, which is permitted by the Portfolios' hedging policies.

            |_|  Writing Put Options.  (All Portfolios)  The Portfolios can
also sell put options on futures.  A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period.  The
Portfolios will not write puts, if as a result, more than 50% of the
Portfolios net assets would be required to be identified on its books to cover such options.

      If a Portfolio writes a put, the put must be covered by identifying liquid assets on its books.  The premium the Portfolio receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the
Portfolio also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.

      If a put a Portfolio has written expires unexercised, the Portfolio realizes a gain in the amount of the premium less the transaction costs incurred.  If the put is exercised, the Portfolio must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time.  In that case, the Portfolio may incur a loss if it sells the underlying investment.
That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Portfolio incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security a Portfolio will identify on its books liquid assets with a value equal to or greater than the exercise price of the underlying securities.  The Portfolio therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as a Portfolio's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold.  That notice will require the Portfolio to take delivery of the underlying security and pay the exercise price.  The Portfolio has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.  That obligation terminates upon expiration of the put.  It may also terminate if, before it receives an exercise notice, the Portfolio effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Portfolio has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      A Portfolio may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put.  Effecting a closing purchase transaction will also permit the Portfolio to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Portfolio will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option.  Any profits from writing puts are considered short-term capital gains for federal tax purposes.

      |_|  Purchasing Calls and Puts. (All Portfolios)  The Portfolios can
purchase calls to protect against the possibility that its investment portfolio will not participate in an anticipated rise in the securities market.  When a Portfolio buys a call (other than in a closing purchase transaction), it pays a premium.  The Portfolio then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.

      The Portfolio benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Portfolio exercises the call.  If the Portfolio does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Portfolio will have paid the premium but lost the right to purchase the underlying investment.

      When a Portfolio purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

      Buying a put on securities or futures a Portfolio owns enables the
Portfolio to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put.  If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date.  In that case the Portfolio will have paid the premium but lost the right to sell the underlying investment.  However, the Portfolio may sell the put prior to its expiration.  That sale may or may not be at a profit.

      A Portfolio can buy puts whether or not it holds the underlying investment in its Portfolio.  Buying a put on an investment a Portfolio does not own (such as an index or future) permits the Portfolio either to resell the put or to buy the underlying investment and sell it at the exercise price.  The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      When a Portfolio purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Portfolio.  Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

      A Portfolio may buy a call or put only if, after the purchase, the value of all call and put options held by the Portfolio will not exceed 5% of the Portfolio's total assets.

            |_|  Buying and Selling Options on Foreign Currencies.  All
Portfolios can sell exchange-traded call options on foreign currencies.
Government Securities Portfolio and Oppenheimer International Growth Fund/VA
can also buy exchange-traded calls on foreign currencies.  Oppenheimer
International Growth Fund/VA can buy call options on currencies in the OTC markets.  A Portfolio could use these calls to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Portfolio wants to acquire.

      If a portfolio manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls on that foreign currency.  If the portfolio manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls on that foreign currency.  However, the currency rates could fluctuate in a direction adverse to the Portfolios' position.
The Portfolio will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call written on a foreign currency is "covered" if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

      A Portfolio could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option.  That decline might be one that occurs due to an expected adverse change in the exchange rate.  This is known as a
"cross-hedging" strategy.  In those circumstances, the Portfolio covers the option by identifying liquid assets on its books in an amount equal to the exercise price of the option.

         |_|  Futures.  The Portfolios have different policies and
limitations on the purchase and sale of futures contracts:
o     Each Portfolio can buy and sell future contracts on stock indices.
o     Each Portfolio can buy and sell futures contracts on individual stocks.
o     Total Return Portfolio, Oppenheimer International Growth Fund/VA and

               Government Securities Portfolio may buy and sell interest rate futures contracts.
o     Each portfolio that can invest in securities denominated in foreign currency can purchase and sell futures on foreign currencies.
o     Total Return Portfolio, Oppenheimer International Growth Fund/VA and
               Government Securities Portfolio can buy and sell futures
               contracts related to financial indices.

      A broadly-based stock index is used as the basis for trading stock index futures.  In some cases, these futures may be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks.  A stock index cannot be purchased or sold directly.  Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index.  These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction.
There is no delivery made of the underlying securities to settle the futures obligation.  Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction.  Either party could also enter into an offsetting contract to close out the position.  Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction.  Either party could also enter into an offsetting contract to close out the position.
Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

      No money is paid or received by a Portfolio on the purchase or sale of a future.  Upon entering into a futures transaction, the Portfolio will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker").  Initial margin payments will be deposited with the Portfolio's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions.  As the future is marked to market (that is, its value on that Portfolio's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, a Portfolio may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to that Portfolio.  Any loss or gain on the future is then realized by that Portfolio for tax purposes.  All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

         |_|  Forward Contracts (All Equity Portfolios).  Forward contracts are foreign currency exchange contracts.  They are used to buy or sell foreign currency for future delivery at a fixed price. A Portfolio can use them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Portfolio has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency.  A Portfolio may also use "cross-hedging" where the
Portfolio hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date.  That date may be any fixed number of days from the date of the contract agreed upon by the parties.  The transaction price is set at the time the contract is entered into.  These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      A Portfolio may use forward contracts to protect against uncertainty in the level of future exchange rates.  The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance.  Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Portfolio might desire to
"lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments.  To do so, the Portfolio could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency.  This is called a "transaction hedge."  The transaction hedge will protect the Portfolio against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      A Portfolio could also use forward contracts to lock in the U.S. dollar value of portfolio positions.  This is called a "position hedge."  When a portfolio manager believes that foreign currency might suffer a substantial decline against the U.S. dollar, the Portfolio could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Portfolio's investment securities denominated in that foreign currency.  When a portfolio manager believes that the U.S. dollar might suffer a substantial decline against a foreign currency, the Portfolio could enter into a forward contract to buy that foreign currency for a fixed dollar amount.  Alternatively, a Portfolio could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the portfolio manager believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which securities of the Portfolio are denominated. That is referred to as a "cross hedge."

      A Portfolio will cover its short positions in these cases by identifying on its books liquid assets having a value equal to the aggregate amount of the Portfolio's commitment under forward contracts. A Portfolio will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction costs, a
Portfolio may maintain a net exposure to forward contracts in excess of the value of its portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency.  The cover must be at least equal at all times to the amount of that excess.  As one alternative, the Portfolio may purchase a call option permitting it to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price.
As another alternative, the Portfolio may purchase a put option permitting it to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold.  In some cases the portfolio manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation.  If the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver, the Portfolio might have to purchase additional foreign currency on the
"spot" (that is, cash) market to settle the security trade.  If the market value of the security instead exceeds the amount of foreign currency the
Portfolio is obligated to deliver to settle the trade, the Portfolio might have to sell on the spot market some of the foreign currency received upon the sale of the security.  There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Portfolio to sustain losses on these contracts and to pay additional transactions costs.
The use of forward contracts in this manner might reduce a Portfolio's performance if there are unanticipated changes in currency prices to a greater degree than if the Portfolio had not entered into such contracts.

      At or before the maturity of a forward contract requiring a Portfolio to sell a currency, the Portfolio might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative it might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract.  Under that contract the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly, the Portfolio might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract.  The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance.  The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to a Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved.  Because these contracts are not traded on an exchange, the
Company must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although each Portfolio values its assets daily in terms of U.S.
dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis.  A Portfolio may convert foreign currency from time to time, and will incur costs in doing so.  Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies.  Thus, a dealer might offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange if the
Portfolio desires to resell that currency to the dealer.

         |_|  Interest Rate Swap Transactions (Government Securities
Portfolio).  In an interest rate swap, a Portfolio and another party exchange their right to receive or their obligation to pay interest on a security.
For example, they might swap the right to receive floating rate payments for fixed rate payments.  A Portfolio can enter into swaps only on securities that it owns and will not enter into swaps with respect to more than 25% of its total assets. Also, a Portfolio will identify on its books liquid assets
(such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      Swap agreements entail both interest rate risk and credit risk.  There is a risk that, based on movements of interest rates in the future, the payments made by a Portfolio under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default.  If the counterparty defaults, the Portfolio's loss will consist of the net amount of contractual interest payments that the
Portfolio has not yet received.  The Manager will monitor the creditworthiness of counterparties to a Portfolio's interest rate swap transactions on an ongoing basis.

      A Portfolio can enter into swap transactions with certain
counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Portfolio and that counterparty shall be regarded as parts of an integral agreement.  If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount.  In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate all of the swaps with that party.  Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap.  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

         |_| Risks of Hedging with Options and Futures.  The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management.  If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce a Portfolio's return.
A Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      A Portfolio's option activities could affect its portfolio turnover rate, brokerage commissions and transaction costs.  The exercise of calls written by a Portfolio might cause the Portfolio to sell related portfolio securities, thus increasing its turnover rate.  The exercise by a Portfolio of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although the decision whether to exercise a put it holds is within the Portfolio's control, holding a put might cause that Portfolio to sell the related investments for reasons that would not exist in the absence of the put.

      A Portfolio could pay a brokerage commission each time they buy a call or put, sell a call or put, or buy or sell an underlying investment in connection with the exercise of a call or put.  Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.  Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Portfolio's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by a Portfolio is exercised on an investment that has increased in value, that Portfolio will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.  A
Portfolio might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of a Portfolio's investment securities.  The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Portfolio's securities.  For example, it is possible that while the Portfolio has used hedging instruments in a short hedge, the market might advance and the value of the securities held by the Portfolio might decline.  If that occurred, the
Portfolio would lose money on the hedging instruments and also experience a decline in the value of its investment securities.  However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of a
Portfolio's investments diverges from the securities included in the applicable index.  To compensate for the imperfect correlation of movements in the price of the investments being hedged and movements in the price of the hedging instruments, a Portfolio might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      A Portfolio can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities.  It is possible that when the
Portfolio does so the market might decline.  If the Portfolio then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Portfolio will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

         |_| Regulatory Aspects of Hedging Instruments.  When using futures and options on futures, the Portfolios are required to operate within certain guidelines and restrictions with respect to the use of futures as established by the Commodities Futures Trading Commission (the "CFTC"). In particular, each Portfolio is exempted from registration with the CFTC as a "commodity pool operator" if the Portfolio complies with the requirements of Rule 4.5 adopted by the CFTC.  The Rule does not limit the percentage of the
Portfolio's assets that may be used for futures margin and related options premiums for a bona fide hedging position.  However, under the Rule, a
Portfolio must limit their aggregate initial futures margin and related options premiums to not more than 5% of the Portfolio's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule.  Under the Rule, the Portfolio must also use short futures and options on futures solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

      Transactions in options by the Portfolios are subject to limitations established by the option exchanges.  The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert.  Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers.  Thus, the number of options that a Portfolio may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the
Portfolio (or an adviser that is an affiliate of the Portfolio's investment advisor).  The exchanges also impose position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when a Portfolio purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

         |_| Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Portfolios may invest are treated as
"Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60%
long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss.  In addition, Section 1256 contracts held by the Portfolios at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. An election can be made by the
Portfolios to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Portfolios enter into may result in
"straddles" for Federal income tax purposes.  The straddle rules may affect the character and timing of gains (or losses) recognized by a Portfolio on straddle positions.  Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle.  Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
(1)   gains or losses attributable to fluctuations in exchange rates that occur between the time a Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pay such liabilities, and
(2)   gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of a Portfolio's investment income available for distribution to its shareholders.

      |X|  Temporary Defensive Investments.  When market conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Portfolios can invest in a variety of debt securities for defensive purposes.  The Portfolios can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Portfolio shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities.  The Portfolios can buy:
|_|   obligations issued or guaranteed by the U. S. government or its instrumentalities or agencies,
|_|   commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the three top rating categories of a nationally recognized rating organization,
|_|   short-term debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody's or at least BBB by Standard &
          Poor's, or a comparable rating by another rating organization), or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories,
|_|   certificates of deposit and bankers' acceptances of domestic and foreign banks  having total assets in excess of U.S. $1 billion,
          and
|_|   repurchase agreements.

      Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Investment Restrictions

      |X|  What Are "Fundamental Policies?" Fundamental policies are those policies that each Portfolio has adopted to govern its investments that can be changed only by the vote of a "majority" of the Portfolio's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
      |_|  67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      |_|  more than 50% of the outstanding shares.

      The Portfolios' investment objectives are not fundamental policies, but will not be changed by the Board of Directors without advance notice to shareholders. Other policies described in the Prospectus or this Statement of
Additional Information are "fundamental" only if they are identified as such.  The Board of Directors can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this
Statement of Additional Information, as appropriate. The Portfolios' most significant investment policies are described in the Prospectus.

      |X| Do the Portfolios Have Additional Fundamental Policies?  The
following investment restrictions are fundamental policies of Total Return
Portfolio, Growth Portfolio, Government Securities Portfolio and Oppenheimer
International Growth Fund/VA.

|_|   A Portfolio cannot invest in "senior securities", except to the extent permitted under the Investment Company Act, the rules or
          regulations thereunder or any exemption therefrom that is
          applicable to the Company, as such statute, rules or regulations may be amended or interpreted from time to time.

|_|   Total Return Portfolio and Growth Portfolio cannot concentrate investments.  That means these portfolios cannot invest 25% or more of their total assets in companies in any one industry.  That limit does not apply to securities issued or guaranteed by the U.S.
          government or its agencies and instrumentalities or securities issued by investment companies.
|_|   A Portfolio cannot invest in physical commodities or commodities contracts.  However, a Portfolio can invest in hedging instruments permitted by any of its other investment policies, and can buy or sell options, futures, securities or other instruments backed by, or the investment return from which is linked to, changes in the price of physical commodities, commodity contracts or currencies.
|_|   A Portfolio cannot invest in real estate or in interests in real estate.  However, a Portfolio can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts) if permitted by its other investment policies.

      A Portfolio may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Company, as such statute, rules or regulations may be amended or interpreted from time to time.
      A Portfolio cannot make loans, except to the extent permitted under the
          Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Portfolio, as such statute, rules or regulations may be amended or interpreted from time to time.

|_|   Total Return Portfolio, Growth Portfolio and Oppenheimer International
          Growth Fund/VA cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities.  This limitation applies to 75% of the Portfolio's total assets.  The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

      A Portfolio cannot underwrite securities of other issuers. A permitted exception is if the Portfolio is deemed to be an underwriter under the 1933 Act in selling its investment securities.

Do the Portfolios Have Other Restrictions that are Not Fundamental Policies?

      The Portfolios have an additional restriction on their investment policies that is not fundamental, which means that it can be changed by the
Board of Directors, without obtaining approval from the Portfolio's outstanding voting securities.

      Total Return Portfolio and Growth Portfolio cannot invest in securities of foreign issuers if at the time of acquisition more than 10% of its total assets, taken at market value, would be invested in those securities. However, a Portfolio can invest up to 25% of its total assets in securities (i) issued, assumed or guaranteed by foreign governments, or political subdivisions or instrumentalities thereof, (ii) assumed or guaranteed by domestic issuers, including
          Eurodollar securities, or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on
          The New York Stock Exchange.

How the Portfolios Are Managed

Organization and History.  Panorama Series Fund, Inc., the investment company of which each Portfolio is a series, was incorporated in Maryland on August
17, 1981.  It is referred to as the "Company" in this Statement of Additional
Information. Prior to May 1, 1996, the Company was named Connecticut Mutual
Financial Services Series Fund I, Inc.

Classes of Shares. The Directors are authorized, without shareholder approval, to create new series and classes of shares.  The Directors may reclassify unissued shares of the Portfolio into additional series or classes of shares.  The Directors also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in a Portfolio.  Shares do not have cumulative voting rights or preemptive or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

      Each Portfolio currently has two classes of shares authorized.  All the
Portfolios offer a class with no name designation and the Oppenheimer
International Growth Fund/VA offers a Service Share Class.  All classes of a particular portfolio invest in the same investment portfolio.  Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of a Portfolio represents an interest in that Portfolio proportionately equal to the interest of each other share of the same class.

Meetings of Shareholders. Although the Portfolios are not required by
Maryland law to hold annual meetings, it may hold shareholder meetings from time to time on important matters. The shareholders of the Portfolio's parent corporation have the right to call a meeting to remove a Director or to take certain other action described in the Articles of Incorporation or under
Maryland law.

      The Portfolios will hold meetings when required to do so by the
Investment Company Act or other applicable law. The Portfolios will hold a meeting when the Directors call a meeting or upon proper request of shareholders. If the Portfolio's parent corporation receives a written request of the record holders of at least 25% of the outstanding shares eligible to be voted at a meeting to call a meeting for a specified purpose
(which might include the removal of a Director), the Directors will call a meeting of shareholders for that specified purpose. The Portfolio's parent corporation has undertaken that it will then either give the applicants access to the Portfolio's shareholder list or mail the applicants'
communication to all other shareholders at the applicants' expense.

Board of Directors and Oversight Committees.  The Company is governed by a
Board of Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee the Portfolio's activities, review its performance, and review the actions of the Manager.

      The Board of Directors has an Audit Committee and a Review Committee.
The Audit Committee is comprised solely of Independent Directors. The members of the Audit Committee are Edward L. Cameron (Chairman), William L.
Armstrong, George C. Bowen and Robert J. Malone.  The Audit Committee held 8 meetings during the fiscal year ended December 31, 2002. The Audit Committee furnishes the Board with recommendations regarding the selection of the
Portfolio's independent auditors. The Audit Committee furnishes the Board with recommendations regarding the selection of the Portfolio's independent auditors. Other main functions of the Audit Committee include, but are not limited to: (i) reviewing the scope and results of audits and the audit fees charged; (ii) reviewing reports from the Portfolio's independent auditors regarding the Portfolio's internal accounting procedures and controls; and
(iii) establishing a separate line of communication between the Portfolio's independent auditors and its independent Directors.

      The Audit Committee's functions include selecting and nominating, to the full Board, nominees for election as Directors, and selecting and nominating Independent Directors for election.  The Audit Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new directors except for those instances when a shareholder vote is required.

      To date, the Committee has been able to identify from its own resources an ample number of qualified candidates.  Nonetheless, shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Audit Committee's consideration by mailing such information to the Committee in care of the Portfolio.  The Committee may consider such persons at such time as it meets to consider possible nominees.  The
Committee, however, reserves sole discretion to determine the candidates to present to the Board and/or shareholders when it meets for the purpose of considering potential nominees.
      The members of the Review Committee are Jon S. Fossel (Chairman),
Robert G. Avis, Sam Freedman, Beverly Hamilton and F. William Marshall, Jr.
The Review Committee held 7 meetings during the fiscal year ended December
31, 2002. Among other functions, the Review Committee reviews reports and makes recommendations to the Board concerning the fees paid to the
Portfolio's transfer agent and the services provided to the Portfolio by the transfer agent.  The Review Committee also reviews the Portfolio's investment performance and policies and procedures adopted by the Portfolio to comply with Investment Company Act and other applicable law.

Directors and Officers of the Company. Except Mr. Murphy, each of the
Directors is an "Independent Director," as defined in the Investment Company
Act. Mr. Murphy is an "Interested Director," because he is affiliated with the Manager by virtue of his positions as an officer and director of the
Manager, and as a shareholder of its parent company. Mr. Murphy was elected as a Director of the Company with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a director of the Company and the other Board II Funds (defined below) for which he is a trustee or director.

      The Company's Directors and officers and their positions held with the
Company and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Directors also includes the dollar range of shares of the Company as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the
Directors. All of the Directors are also trustees or directors of the following Oppenheimer funds (except for Ms. Hamilton and Mr. Malone, who are not Trustees of Oppenheimer Senior Floating Rate Fund and Mr. Murphy is not a
Trustee or Managing General Partner of any of the Centennial trusts)
(referred to as "Board II Funds"):

Oppenheimer Cash Reserves                Oppenheimer Select Managers
Oppenheimer Champion Income Fund         Oppenheimer Senior Floating Rate Fund
Oppenheimer Capital Income Fund          Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund              Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund      Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds              Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund Centennial America Fund, L. P.
Oppenheimer Main Street Funds, Inc.      Centennial California Tax Exempt Trust
Oppenheimer   Main  Street   Opportunity
Fund                                     Centennial Government Trust
Oppenheimer Main Street Small Cap Fund   Centennial Money Market Trust
Oppenheimer Municipal Fund               Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund              Centennial Tax Exempt Trust

      Present or former  officers,  directors,  trustees  and  employees  (and
their  immediate  family  members)  of  the  Company,   the  Manager  and  its
affiliates,  and retirement plans  established by them for their employees are permitted  to  purchase  non-Service  shares  of the  Company  and  the  other
Oppenheimer  funds at net asset value without  sales charge.  The sales charge on  non-Service  shares is waived for that group  because of the  economies of sales efforts realized by the Distributor.

      Messrs. Murphy, Masterson, Molleur, Vottiero, Wixted, Zack, Albers,
Monoyios, Evans, Bisbey and Steinmetz, and Mses. Bechtolt, Feld and Ives who
are officers of the Portfolios, respectively hold the same offices with one or more of the other Board II Funds as with the Portfolios. As of April 4,
2003, the Directors and officers of the Company, as a group, owned of record or beneficially less than 1% of the outstanding shares of the Company.  The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Company listed above. In addition, each Independent Director, and his family members, do not own securities of either the Manager or Distributor of the Board II Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

Affiliated  Transactions  and Material  Business  Relationships.  In 2001, Mr.
Swain surrendered for cancellation  60,000 options of Oppenheimer  Acquisition
Company  ("OAC") (the Manager's  parent  holding  company) to MassMutual for a cash payment of $2,700,600.

      Mr. Swain has reported that he sold a residential property to Mr.
Freedman on October 23, 2001 for $1.2 million.  An independent appraisal of the property supported the sale price.

-----------------------------------------------------------------------------------------                                                    ---------------------------------------------------

     The address
of each Director
in the chart
below is 6803 S.
Tucson Way,
Centennial, CO
80112-3924. Each
Director serves
for an indefinite
term, until his
or her
resignation,
retirement, death
or removal.

   Independent
    Directors

-----------------------------------------------------------------------------------------                                                    ---------------------------------------------------
-------------------------------------------------------------------------------------

Name,               Principal  Occupation(s)  During  Past  5 Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                              Range of   Owned in
                    Years;                                    Shares     Any of the
Position(s) Held    Other  Trusteeships/Directorships Held by BeneficiallOppenheimer
with Company,       Trustee;                                  Owned in   Funds
Length of Service,  Number  of  Portfolios  in  Fund  Complex the        Overseen
Age                 Currently Overseen by Director            Portfolios by Director

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                                As of December 31,
                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

James C. Swain,     Formerly,  Chief Executive Officer (until     $0        Over
Chairman and        August  27,  2002) of the Board II Funds,             $100,000
Director since 1996 Vice Chairman  (until January 2, 2002) of
Age: 69             the Manager and  President and a director
                    (until   1997)   of   Centennial    Asset
                    Management  Corporation  (a  wholly-owned
                    investment  advisory  subsidiary  of  the
                    Manager).  Oversees 42  portfolios in the
                    OppenheimerFunds complex.

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-------------------------------------------------------------------------------------

William L.          Chairman   of   the   following   private     $0      $50,001-
Armstrong,          mortgage banking companies:  Cherry Creek             $100,000
Director since 1999 Mortgage     Company     (since    1991),
Age: 66             Centennial  State Mortgage Company (since
                    1994),   The  El  Paso  Mortgage  Company
                    (since   1993),    Transland    Financial
                    Services,  Inc. (since 1997); Chairman of
                    the following  private  companies:  Great
                    Frontier  Insurance   (insurance  agency)
                    (since    1995),     Ambassador     Media
                    Corporation and Broadway  Ventures (since
                    1984);   a  director  of  the   following
                    public  companies:   Helmerich  &  Payne,
                    Inc.  (oil  and  gas  drilling/production
                    company)  (since 1992) and  UNUMProvident
                    (insurance  company)  (since  1991).  Mr.
                    Armstrong is also a  Director/Trustee  of
                    Campus   Crusade   for   Christ  and  the
                    Bradley  Foundation.  Formerly a director
                    of  the  following:   Storage  Technology
                    Corporation  (a  publicly-held   computer
                    equipment company)  (1991-February 2003),
                    International     Family    Entertainment
                    (television   channel)   (1992-1997)  and
                    Natec  Resources,   Inc.  (air  pollution
                    control  equipment and services  company)
                    (1991-1995),  Frontier Real Estate,  Inc.
                    (residential   real   estate   brokerage)
                    (1994-1999),  and  Frontier  Title (title
                    insurance  agency)  (1995-June  1999);  a
                    U.S.   Senator   (January    1979-January
                    1991).  Oversees  42  portfolios  in  the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Avis,     Formerly,  Director and President of A.G.     $0     $1-$10,000
Director since 1996 Edwards  Capital,  Inc.  (General Partner
Age: 71             of private equity funds) (until  February
                    2001);  Chairman,   President  and  Chief
                    Executive   Officer   of   A.G.   Edwards
                    Capital,  Inc.  (until March 2000);  Vice
                    Chairman  and  Director of A.G.  Edwards,
                    Inc. and Vice Chairman of A.G.  Edwards &
                    Sons,   Inc.   (its   brokerage   company
                    subsidiary) (until March 1999);  Chairman
                    of A.G.  Edwards Trust Company and A.G.E.
                    Asset  Management   (investment  advisor)
                    (until  March   1999);   and  a  Director
                    (until  March  2000)  of A.G.  Edwards  &
                    Sons  and  A.G.  Edwards  Trust  Company.
                    Oversees    42    portfolios    in    the
                    OppenheimerFunds complex.

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-------------------------------------------------------------------------------------

George C. Bowen,    Formerly (until April 1999):  Senior Vice     $0        Over
Director since 2002 President   (from   September  1987)  and             $100,000
Age: 66             Treasurer   (from   March  1985)  of  the
                    Manager;  Vice President (from June 1983)
                    and  Treasurer   (since  March  1985)  of
                    OppenheimerFunds   Distributor,  Inc.  (a
                    subsidiary of the  Manager);  Senior Vice
                    President    (since    February    1992),
                    Treasurer  (since  July  1991)  Assistant
                    Secretary and a director  (since December
                    1991) of the Centennial  Asset Management
                    Corporation;    Vice   President   (since
                    October 1989) and Treasurer  (since April
                    1986)  of  HarbourView  Asset  Management
                    Corporation   (an   investment   advisory
                    subsidiary  of the  Manager);  President,
                    Treasurer    and   a    director    (June
                    1989-January  1990) of Centennial Capital
                    Corporation   (an   investment   advisory
                    subsidiary   of   the   Manager);    Vice
                    President  and  Treasurer  (since  August
                    1978) and  Secretary  (since  April 1981)
                    of   Shareholder   Services,    Inc.   (a
                    transfer   agent    subsidiary   of   the
                    Manager);  Vice President,  Treasurer and
                    Secretary   (since   November   1989)  of
                    Shareholder  Financial Services,  Inc. (a
                    transfer   agent    subsidiary   of   the
                    Manager);   Assistant   Treasurer  (since
                    March  1998) of  Oppenheimer  Acquisition
                    Corp.      (the     Manager's      parent
                    corporation);  Treasurer  (since November
                    1989)    of    Oppenheimer    Partnership
                    Holdings,   Inc.   (a   holding   company
                    subsidiary   of   the   Manager);    Vice
                    President  and   Treasurer   (since  July
                    1996)   of    Oppenheimer    Real   Asset
                    Management,  Inc. (an investment advisory
                    subsidiary   of   the   Manager);   Chief
                    Executive  Officer  and  director  (since
                    March  1996)  of  MultiSource   Services,
                    Inc. (a  broker-dealer  subsidiary of the
                    Manager);  Treasurer (since October 1997)
                    of  OppenheimerFunds  International  Ltd.
                    and  Oppenheimer   Millennium  Funds  plc
                    (offshore  fund  management  subsidiaries
                    of the  Manager).  Oversees 42 portfolios
                    in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward L. Cameron,  A  member  of The  Life  Guard  of  Mount     $0      $50,001-
Director since 2002 Vernon,  George  Washington's home (since             $100,000
Age: 64             June  2000).  Formerly  (March 2001 - May
                    2002)  Director of Genetic  ID, Inc.  and
                    its   subsidiaries   (a  privately   held
                    biotech   company);    a   partner   with
                    PricewaterhouseCoopers      LLP     (from
                    1974-1999)  (an   accounting   firm)  and
                    Chairman    (from    1994-1998),    Price
                    Waterhouse    LLP    Global    Investment
                    Management   Industry   Services   Group.
                    Oversees    42    portfolios    in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Jon S. Fossel,      Chairman  and  Director  (since  1998) of     $0        Over
Director since 1996 Rocky    Mountain   Elk   Foundation   (a             $100,000
Age: 61             not-for-profit    foundation);    and   a
                    director  (since  October  1999)  of P.R.
                    Pharmaceuticals    (a   privately    held
                    company) and  UNUMProvident (an insurance
                    company)  (since June 1, 2002).  Formerly
                    Chairman  and a director  (until  October
                    1996) and President  and Chief  Executive
                    Officer   (until  October  1995)  of  the
                    Manager;   President,   Chief   Executive
                    Officer  and a  director  of  Oppenheimer
                    Acquisition Corp.,  Shareholders Services
                    Inc.    and    Shareholder     Financials
                    Services,   Inc.  (until  October  1995).
                    Oversees    42    portfolios    in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Sam Freedman,       Director    of    Colorado    Uplift   (a     $0        Over
Director since 1996 non-profit   charity   (since   September             $100,000
Age: 62             1984).  Formerly (until October 1994) Mr.
                    Freedman   held   several   positions  in
                    subsidiary  or  affiliated  companies  of
                    the Manager.  Oversees 42  portfolios  in
                    the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Beverly          L. Trustee   (since   1996)  of   MassMutual     $0     $10,001-$50,000
Hamilton,           Institutional  Funds  and of  MML  Series
Director since 2002 Investment   Fund  (open-end   investment
Age: 56             companies);   Director  of  MML  Services
                    (since  April  1987)  and  America  Funds
                    Emerging   Markets   Growth  Fund  (since
                    October   1991)   (both  are   investment
                    companies),  The California  Endowment (a
                    philanthropy  organization)  (since April
                    2002),   and   Community    Hospital   of
                    Monterey   Peninsula,   (since   February
                    2002);  a trustee  (since  February 2000)
                    of  Monterey  International  Studies  (an
                    educational    organization),    and   an
                    advisor to Unilever  (Holland)'s  pension
                    fund and to Credit Suisse First  Boston's
                    Sprout   venture   capital   unit.   Mrs.
                    Hamilton   also  is  a   member   of  the
                    investment  committees of the Rockefeller
                    Foundation,  the  University  of Michigan
                    and    Hartford    Hospital.    Formerly,
                    President   (February   1991-April  2000)
                    ARCO   Investment   Management   Company.
                    Oversees    43    portfolios    in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert J. Malone,   Director    (since    2001)    of   Jones     $0        Over
Director since 2002 Knowledge,   Inc.   (a   privately   held             $100,000
Age: 58             company), U.S. Exploration,  Inc., (since
                    1997),   Colorado  UpLIFT  (a  non-profit
                    organization)  (since 1986) and a trustee
                    of  the   Gallagher   Family   Foundation
                    (non-profit  organization)  (since 2000).
                    Formerly,   Chairman  of  U.S.   Bank  (a
                    subsidiary  of U.S.  Bancorp and formerly
                    Colorado  National Bank) (July 1996-April
                    1,  1999) and a  director  of  Commercial
                    Assets,   Inc.   (a  REIT)   (1993-2000).
                    Oversees    43    portfolios    in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

F. William          Trustee   (since   1996)  of   MassMutual     $0        Over
Marshall, Jr.,      Institutional  Funds  and of  MML  Series             $100,000
Director since 2002 Investment   Fund  (open-end   investment
Age: 60             companies);    Trustee    (since   1987),
                    Chairman  of the Board  (since  2003) and
                    Chairman  of  the  investment   committee
                    (since 1994) for the  Worcester  Polytech
                    Institute;    President   and   Treasurer
                    (since  January  1999) of the SIS Fund (a
                    private not for profit  charitable fund);
                    Trustee  (since 1995) of the  Springfield
                    Library and Museum  Association;  Trustee
                    (since  1996)  of  the  Community   Music
                    School of Springfield.  Formerly,  member
                    of  the   investment   committee  of  the
                    Community     Foundation    of    Western
                    Massachusetts  (1998  -  2003);  Chairman
                    (January  1999-July 1999) of SIS & Family
                    Bank,   F.S.B.   (formerly   SIS   Bank);
                    President,  Chief  Executive  Officer and
                    Director (May 1993-December  1998) of SIS
                    Bankcorp,  Inc.  and SIS  Bank  (formerly
                    Springfield  Institution for Savings) and
                    Executive   Vice    President    (January
                    1999-July   1999)  of  Peoples   Heritage
                    Financial   Group,   Inc.   Oversees   42
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New
York, NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------

                          Interested Director and Officer

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,              Principal   Occupation(s)  During  Past  5 Dollar     Aggregate
                                                                         Dollar
                                                                         Range of
                                                              Range of   Shares
                   Years;                                     Shares     Beneficially
Position(s) Held   Other  Trusteeships/Directorships  Held by BeneficiallOwned in
with Company,      Trustee;                                   Owned in   any of the
Length of Service, Number  of   Portfolios  in  Fund  Complex the        Oppenheimer
Age                Currently Overseen by Director             Portfolios Funds

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                                As of December 31,
                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,    Chairman,   Chief  Executive  Officer  and     $0        Over
President and      director  (since June 2001) and  President             $100,000
Director since     (since  September  2000)  of the  Manager;
October 2001       President  and a  director  or  trustee of
Age: 53            other Oppenheimer  funds;  President and a
                   director  (since July 2001) of Oppenheimer
                   Acquisition   Corp.   and  of  Oppenheimer
                   Partnership  Holdings,  Inc.;  a  director
                   (since November 2001) of  OppenheimerFunds
                   Distributor,    Inc.;   Chairman   and   a
                   director  (since July 2001) of Shareholder
                   Services,    Inc.   and   of   Shareholder
                   Financial Services,  Inc.; President and a
                   director     (since    July    2001)    of
                   OppenheimerFunds    Legacy    Program   (a
                   charitable  trust program  established  by
                   the Manager);  a director of the following
                   investment   advisory    subsidiaries   of
                   OppenheimerFunds,  Inc.: OFI Institutional
                   Asset  Management,   Inc.  and  Centennial
                   Asset   Management    Corporation   (since
                   November    2001),    HarbourView    Asset
                   Management  Corporation  and  OFI  Private
                   Investments,   Inc.   (since  July  2001);
                   President  (since  November 1, 2001) and a
                   director  (since July 2001) of Oppenheimer
                   Real Asset  Management,  Inc.;  a director
                   (since    November    2001)   of   Trinity
                   Investment  Management  Corp.  and Tremont
                   Advisers,    Inc.   (investment   advisory
                   affiliates  of  the  Manager);   Executive
                   Vice  President  (since  February 1997) of
                   Massachusetts    Mutual   Life   Insurance
                   Company (the Manager's parent company);  a
                   director   (since   June   1995)   of  DLB
                   Acquisition    Corporation    (a   holding
                   company  that  owns  shares  of  David  L.
                   Babson & Company,  Inc.); formerly,  Chief
                   Operating  Officer  (September   2000-June
                   2001)  of  the  Manager;   President   and
                   trustee (November  1999-November  2001) of
                   MML Series  Investment Fund and MassMutual
                   Institutional  Funds (open-end  investment
                   companies);    a    director    (September
                   1999-August  2000) of C.M. Life  Insurance
                   Company;    President,   Chief   Executive
                   Officer    and     director     (September
                   1999-August  2000) of MML Bay  State  Life
                   Insurance   Company;   a  director   (June
                   1989-June  1998) of Emerald  Isle  Bancorp
                   and Hibernia  Savings Bank (a wholly-owned
                   subsidiary   of  Emerald  Isle   Bancorp).
                   Oversees    74     portfolios    in    the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as follows: for
Messrs. Albers, Monoyios, Evans, Bisbey, Steinmetz, Molleur and Zack and Ms.
Feld, 498 Seventh Avenue, New York, NY 10018, for Messrs. Masterson, Vottiero
and Wixted and Mses. Bechtolt and Ives, 6803 S. Tucson Way, Centennial, CO
80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------

                              Officers of the Company

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,                     Principal Occupation(s) During Past 5 Years
Position(s) Held with
Company,
Length of Service,
Age

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Charles Albers, Vice      Senior Vice President (since April 1998) of the Manager;
President and Portfolio   a Certified Financial Analyst; an officer of 6 portfolios
Manager since 1998        in the OppenheimerFunds complex.
Age:  62

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Patrick M. Bisbey, Vice   Vice President (since November 1990), Managing Director
President and Portfolio   (since June 1992), Manager of Trading and Portfolio
Manager since 2000        Operations (since January, 1984) and Director (since
Age:  44                  November 2001) of Trinity Investment Management
                          Corporation, a wholly-owned subsidiary of
                          OppenheimerFunds, Inc's immediate parent, Oppenheimer
                          Acquisition Corp.; an officer of 1 portfolio in the
                          OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

George Evans, Vice        Vice President of the Manager (since October 1993) and of
President and Portfolio   HarbourView Asset Management Corporation (since July
Manager since 1999        1994); an officer of 2 portfolios in the OppenheimerFunds
Age:  43                  complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Nikolaos D. Monoyios,     Vice President of the Manager (since April 1998); an
Vice President and        officer of 4 portfolios in the OppenheimerFunds complex;
Portfolio Manager since   a Certified Financial Analyst.
1998
Age:  53

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Arthur P. Steinmetz,      Senior Vice  President  of the Manager  (since March 1993)
Vice President and        and of HarbourView  Asset  Management  Corporation  (since
Portfolio Manager since   March   2000);   an  officer  of  6   portfolios   in  the
2003                      OppenheimerFunds complex.
Age:  44

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,          Senior Vice President and Treasurer  (since March 1999) of
Treasurer since 1999      the Manager;  Treasurer  (since March 1999) of HarbourView
Age: 43                   Asset Management Corporation,  Shareholder Services, Inc.,
                          Oppenheimer    Real    Asset    Management    Corporation,
                          Shareholder   Financial   Services,    Inc.,   Oppenheimer
                          Partnership Holdings, Inc., OFI Private Investments,  Inc.
                          (since March 2000),  OppenheimerFunds  International  Ltd.
                          and Oppenheimer  Millennium Funds plc (since May 2000) and
                          OFI Institutional  Asset Management,  Inc. (since November
                          2000);  Treasurer and Chief  Financial  Officer (since May
                          2000)  of  Oppenheimer  Trust  Company  (a  trust  company subsidiary of the  Manager);  Assistant  Treasurer  (since
                          March  1999)  of   Oppenheimer   Acquisition   Corp.   and
                          OppenheimerFunds   Legacy   Program  (since  April  2000);
                          formerly  Principal  and Chief  Operating  Officer  (March
                          1995-March  1999),   Bankers  Trust   Company-Mutual  Fund
                          Services  Division.  An  officer of 90  portfolios  in the
                          OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Connie Bechtolt,          Assistant Vice President of the Manager  (since September
Assistant Treasurer       1998); formerly Manager/Fund Accounting (September
since 2002                1994-September 1998) of the Manager. An officer of 90
Age: 39                   portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,          Vice  President/Fund  Accounting  of  the  Manager  (since
Assistant Treasurer       March 2002); formerly Vice President/Corporate  Accounting
since 2002                of the Manager  (July  1999-March  2002) prior to which he
Age: 39                   was Chief Financial Officer at Sovlink  Corporation (April
                          1996-June  1999).  An  officer  of 90  portfolios  in  the
                          OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,           General  Counsel  (since  November  2001) of the  Manager;
Vice President &      Senior  Vice  President   (since  May  1985)  and  General
Secretary since 2001      Counsel (since February 2002) of  OppenheimerFunds,  Inc.;
Age: 54                   General  Counsel and a director  (since  November 2001) of
                          OppenheimerFunds Distributor,  Inc.; Senior Vice President
                          and General  Counsel (since  November 2001) of HarbourView
                          Asset  Management   Corporation;   Vice  President  and  a
                          director (since November 2000) of Oppenheimer  Partnership
                          Holdings,  Inc.;  Senior Vice  President,  General Counsel
                          and  a  director  (since  November  2001)  of  Shareholder
                          Services,  Inc., Shareholder Financial Services, Inc., OFI
                          Private Investments,  Inc.,  Oppenheimer Trust Company and
                          OFI  Institutional  Asset  Management,  Inc.;  a  director
                          (since   November   2001)  of   Oppenheimer   Real   Asset
                          Management,  Inc.;  Assistant  Secretary  and  a  director
                          (since  November 2001) of  OppenheimerFunds  International
                          Ltd.;   Vice   President    (since   November   2001)   of
                          OppenheimerFunds   Legacy   Program;    Secretary   (since
                          November 2001) of Oppenheimer  Acquisition Corp.; formerly
                          Acting General Counsel (November  2001-February  2002) and
                          Associate General Counsel (May  1981-October  2001) of the
                          Manager;  Assistant  Secretary  of  Shareholder  Services,
                          Inc.  (May  1985-November  2001),   Shareholder  Financial
                          Services,     Inc.    (November    1989-November    2001);
                          OppenheimerFunds   International   Ltd.  and   Oppenheimer
                          Millennium  Funds plc  (October  1997-November  2001).  An
                          officer of 85 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Katherine P. Feld,        Vice  President  and Senior  Counsel  (since July 1999) of
Assistant Secretary       the  Manager;   Vice   President   (since  June  1990)  of
since 2001                OppenheimerFunds   Distributor,   Inc.;   Director,   Vice
Age: 44                   President  and  Assistant  Secretary  (since June 1999) of
                          Centennial  Asset Management  Corporation;  Vice President
                          (since 1997) of Oppenheimer Real Asset  Management,  Inc.;
                          formerly  Vice  President  and  Associate  Counsel  of the
                          Manager   (June   1990-July   1999).   An  officer  of  90
                          portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,         Vice President and Assistant  Counsel (since June 1998) of
Assistant Secretary       the   Manager;    Vice    President    (since   1999)   of
since 2001                OppenheimerFunds  Distributor,  Inc.;  Vice  President and
Age: 37                   Assistant Secretary (since 1999) of Shareholder  Services,
                          Inc.;   Assistant   Secretary  (since  December  2001)  of
                          OppenheimerFunds  Legacy Program and Shareholder Financial
                          Services,  Inc.;  formerly  Assistant  Vice  President and
                          Assistant  Counsel of the Manager (August 1997-June 1998);
                          Assistant  Counsel  of  the  Manager  (August  1994-August
                          1997).    An   officer   of   90    portfolios    in   the
                          OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip T. Masterson,      Vice President and Assistant Counsel of the Manager
Assistant Secretary       (since July 1998); formerly, an associate with Davis,
since 2002                Graham, & Stubbs LLP (January 1997-June 1998). An officer
Age: 39                   of 90 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Denis R. Molleur,         Vice  President and Senior  Counsel of the Manager  (since
Assistant Secretary       July  1999);  formerly  a  Vice  President  and  Associate
since 2001                Counsel of the  Manager  (September  1995-July  1999).  An
Age: 45                   officer of 83 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

Remuneration of Directors. The officers of the Company and one Director of the Company (Mr. Murphy) are affiliated with the Manager and receive no salary or fee from the Company.  The remaining Directors of the Company received the compensation shown below from the Portfolios with respect to the
Portfolio's fiscal year ended December 31, 2002.  Mr. Swain was affiliated with the Manager until January 2, 2002.  The compensation from all of the
Board II Funds (including the Portfolios) represents compensation received as a director, trustee, managing general partner or member of a committee of the
Board during the calendar year 2002.

-----------------------------------------------------------------------------------

 Director's Name and     Aggregate Compensation from Portfolios1
       Position                                                         Total
                                                                     Compensation
                                                                       from all
                                                                       Board II
                                                                     Funds (42)2

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

                                            Oppenheimer
                                            InternationaGovernment
                       Total       Growth     Growth    Securities
                       Return     Portfolio   Fund/VA    Portfolio
                       Portfolio

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

James C. Swain
Chairman of the Board
of Trustees              $1,552    $1,100      $933        $716        $177,996

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

William L. Armstrong
Audit Committee Member    $803      $569       $483        $370        $92,076

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Robert G. Avis
Review Committee          $804      $570       $483        $371        $92,199
Member

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

George Bowen
Audit Committee Member    $794      $563       $477        $366        $91,124

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Edward L. Cameron
Audit Committee           $870      $616       $523        $401        $99,743
Chairman

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

John S. Fossel
Review Committee          $825      $584       $496        $380        $94,590
Chairman

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Sam Freedman
Review Committee          $804      $570       $483        $371        $92,199
Member

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Beverly Hamilton2
Review Committee         $5095      $3605      $3065       $2345      $113,6594
Member

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Robert Malone2
Audit Committee Member   $5096      $3606      $3066       $2346       $58,3263

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

F. William Marshall,
Jr.                       $794      $563       $477        $366       $138,1246
Review Committee
Member

-----------------------------------------------------------------------------------

Effective  July 1,  2002,  C.  Howard  Kast and  Robert  M.  Kirchner  retired
Directors  from the Board II Funds.  For the calendar year ended  December 31,
2002,  Mr. Kast  received  $41,451 and Mr.  Kirchner  received  $38,001  total compensation  from all of the  Oppenheimer  funds  for  which  they  served as
Director.
1.    Aggregate compensation from the Portfolios includes fees and deferred compensation, if any.
2.    Mrs. Hamilton and Mr. Malone were elected as Directors of the Company on June 10, 2002 and of the other Board II Funds effective June 1, 2002.
   Compensation for Mrs. Hamilton and Mr. Malone was paid by all the Board II
   Funds, with the exception of Oppenheimer Senior Floating Rate Fund for which they currently do not serves as Trustees (total of 40 Oppenheimer funds).
3.    Aggregate compensation from the Portfolios includes $152 deferred under
   Deferred Compensation Plan described below.
4.    Includes $55,333 compensation (of which 100% was deferred under a deferred compensation plan) paid to Mrs. Hamilton for serving as a trustee by two open-end investment companies (MassMutual Institutional Funds and
   MML Series Investment Fund) the investment adviser for which is the indirect parent company of the Fund's Manager.  The Manager also serves as the Sub-Advisor to the MassMutual International Equity Fund, a series of
   MassMutual Institutional Funds.
5.    Aggregate compensation from the Portfolios includes $253, $179, $152 and $116, respectively, deferred under Deferred Compensation Plan described below.
6.    Aggregate compensation from the Portfolios includes $509, $360, $306 and $234, respectively, deferred under Deferred Compensation Plan described below.

      |X|  Deferred Compensation Plan for Directors. The Board of Directors
has adopted a Deferred Compensation Plan for Independent Directors that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Portfolios.  Under the plan, the compensation deferred by a Director is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Director.  The amount paid to the Director under the plan will be determined based upon the performance of the selected funds.

    Deferral of Director's fees under the plan will not materially affect the
Portfolios' assets, liabilities and net income per share.  The plan will not obligate the Portfolios to retain the services of any Director or to pay any particular level of compensation to any Director.  Pursuant to an Order issued by the Securities and Exchange Commission, the Portfolios may invest in the funds selected by the Director under the plan without shareholder approval for the limited purpose of determining the value of the Director's deferred fee account.

      |X|  Major Shareholders.  As of April 4. 2003 all of the outstanding shares of Government Securities Portfolio were held by separate investment accounts of Massachusetts Mutual Life Insurance Company, 1295 State Street,
Springfield, MA 01111, for variable annuity contracts, variable life insurance policies and other investment products owned by its customers.  The holders of 5% or more of the outstanding shares of Growth Portfolio and Total
Return Portfolio were Massachusetts Mutual Life Insurance Company, 1295 State
Street, Springfield, MA  01111.

The Manager.  OppenheimerFunds, Inc., the Manager, is wholly-owned by
Oppenheimer Acquisition Corporation, a holding company controlled by
Massachusetts Mutual Life Insurance Company.

      |X|  Code of Ethics.  The Company, the Manager and the Distributor have a Code of Ethics.  It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of a Portfolio's portfolio transactions.
Covered persons include persons with knowledge of the investments and investment intentions of a Portfolio and other funds advised by the Manager.
The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the
Portfolio, subject to a number of restrictions and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      Each Company's Code of Ethics is an exhibit to the Companys'
registration statement filed with the Securities and Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. You can obtain information about the hours of operation of the Public
Reference Room by calling the SEC at 1-202-942-8090. The Code of Ethics can also be viewed as part of the Company's registration statement on the SEC's
EDGAR database at the SEC's Internet web site at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov., or by writing to the SEC's
Public Reference Section, Washington, D.C. 20549-0102.

      |X|  The Investment Advisory Agreement.  The Manager provides
investment management services to each Portfolio under an investment advisory agreement between the Manager and the respective Portfolio.  The investment advisory agreements require the Manager, at its expense, to provide each
Portfolio with adequate office space, facilities and equipment. They also require the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for each Portfolio. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for the continuous public sale of shares of the Portfolio.

      Expenses not expressly assumed by the Manager under an advisory agreement or by the Distributor under the General Distributor's Agreement are paid by the relevant Portfolio.  The advisory agreements list examples of expenses to be paid by a Portfolio. The major categories relate to interest, taxes, brokerage commissions, fees to certain Directors, legal, and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs, expenses incident to shareholder meetings, insurance premiums, and share redemption costs.  The management fees paid by a
Portfolio to the Manager are calculated at the rates listed in the
Portfolio's Prospectus, which are applied to the assets of the Portfolio as a whole.  Whenever more than one class of shares is issued, the fees are allocated to each class of shares based upon the relative proportion of a
Company's net assets represented by that class.  The management fees paid by the portfolios to the Manager during the Portfolio's last three fiscal years are listed below.

-------------------------------------------------------------------------------
Portfolio              Management Fees Paid to OppenheimerFunds, Inc. in the
                                        Fiscal Years Ended:
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                            12/31/00           12/31/01          12/31/02

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Total Return              $ 4,613,663         $3,181,642        $2,315,755
Portfolio

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Growth Portfolio          $ 2,645,079         $1,708,136        $1,274,199

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Oppenheimer

International Growth       $1,620,304         $1,179,660         $842,180
Fund/VA

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Government                  $ 98,206           $ 98,727          $106,778
Securities Portfolio

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Total (All                $ 8,977,252         $6,168,165        $4,538,912
Portfolios)

-------------------------------------------------------------------------------

      The investment advisory agreements state that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss resulting from any good faith errors or omissions in connection with any matters to which the agreement relates.  Each investment advisory agreement permits the Manager to act as investment adviser for any other person, firm or corporation.

         |X|      Annual Approval of Investment Advisory Agreement. Each
year, the Board of Directors, including a majority of the Independent
Directors, is required to approve the renewal of the investment advisory agreement for each Portfolio.  The Investment Company Act requires that the
Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Portfolio pays with respect to Service shares.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreements.  Among other factors, the Board considered:

o     The nature, cost, and quality of the services provided to the Portfolio and its shareholders;
o     The profitability of the Portfolio to the Manager;
         o  The investment performance of the Portfolio in comparison to regular market indices;

o     Economies of scale that may be available to the Portfolio from the
            Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
            Portfolio from its relationship with the Manager, and
o     The direct and indirect benefits the Manager received from its relationship with the Portfolio.  These included services
            provided by the Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to each
Portfolio.  The Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Portfolio and its shareholders in adverse times. The Board also considered the investment performance of other mutual funds advised by the Manager.  The Board is aware that there are alternatives to the use of the Manager.

      These matters were also considered by the Independent Directors, meeting separately from the full Board with experienced Counsel to the
Independent Directors who assisted the Board in its deliberations.  The
Counsel to the Independent Directors is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreements, including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Portfolios

Brokerage Provisions of the Investment Advisory Agreements.  One of the
duties of the Manager under each investment advisory agreement is to arrange the investment securities transactions for each Portfolio. Each advisory agreement contains provisions relating to the employment of broker-dealers
("brokers") to effect a Portfolio's portfolio transactions.  The Manager is authorized by the advisory agreements to employ broker-dealers, (including
"affiliated" brokers, as that term is defined in the Investment Company
Act).  The Manager may employ broker-dealers that it thinks, in its best judgment based on all relevant factors, will implement the policy of each
Portfolio to obtain, at reasonable expense, the "best execution" of a
Portfolio's transactions.  "Best execution" refers to prompt and reliable execution at the most favorable price obtainable.  The Manager need not seek competitive commission bidding.  However, the Manager is required, to the best of its ability, to be aware of the current rates of eligible brokers and to minimize the expenses paid to the extent consistent with the interest and policies of a Portfolio as established by the Board of Directors.

      Under each investment advisory agreement, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services for a Portfolio and/or the other accounts over which the Manager or its affiliates have investment discretion.  The commissions paid to such brokers may be higher than another qualified broker would charge, if the
Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.  Subject to the those considerations, as a factor in the selection of brokers for a Portfolio's portfolio transactions, the Manager may also consider sales of shares of a
Portfolio and other investment companies for which the Manager or an affiliate serves as investment advisor.

      Subject to any policy established by the Board of Directors, the
Manager is primarily responsible for the investment decisions of each
Portfolio and for placing its portfolio transactions. While the Manager generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily pay the lowest spread or commission available.

Description of Brokerage Practices Followed by the Manager.  Subject to the
provisions of the advisory agreements and the procedures and rules described above, generally the Manager's portfolio traders allocate brokerage based upon recommendations from the portfolio managers.  In certain instances, portfolio managers may directly place trades and allocate brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers.  In transactions on foreign exchanges, a Portfolio may be required to pay fixed brokerage commissions and would not have the benefit of negotiated commissions available in U.S. markets.  Brokerage commissions are paid primarily for effecting transactions in listed securities or for certain fixed income agency transactions in the secondary market.  Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so.  In an option transaction, ordinarily a Portfolio uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

      Most purchases of debt securities, commercial paper, and money market instruments made by the Portfolios are principal transactions at net prices, and the Portfolios incur little or no brokerage costs for these transactions.  Purchases of securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price.

      Other funds advised by the Manager have investment policies similar to those of the Portfolios.  Those other funds may purchase or sell the same securities as the Portfolios at the same time as the Portfolios, which could affect the supply and price of the securities.  If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      The investment advisory agreements permit the Manager to allocate brokerage for research services.  The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates.  Investment research received for the commissions of those other accounts may be useful both to the Portfolios and one or more of the other accounts.  Investment research may be supplied by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The Board of Directors permits the Manager to use stated commissions on secondary fixed-income trades to obtain research if the broker represents to the Manager that: (i) the trade is not from the broker's own inventory, (ii)
the trade was executed by the broker on an agency basis at the stated
commission, and (iii) the trade is not a riskless principal transaction.  The
Board of Directors permits the Manager to use commissions on fixed price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broadens the scope and supplements the research activities of the Manager.  That research provides additional views and comparisons, and helps the Manager obtain market information for the valuation of securities held in a Portfolio's investment portfolio or are being considered for purchase.  The Manager provides information to the Board about the commissions paid to brokers for furnishing these services, together with the Manager's representation that the amount of those commissions was reasonably related to the value or benefit of those services.

      No principal transactions and, except under unusual circumstances, no agency transactions for Government Securities Portfolio will be handled by any affiliated securities dealer.  In the unusual circumstance when that
Portfolio pays brokerage commissions, the above-described brokerage practices and policies are followed.

--------------------------------------------------------------------------------

  Total Brokerage Commissions Paid by the Portfolios1 During the Fiscal Years
                                    Ended:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Portfolio                       12/31/00          12/31/01        12/31/022

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Growth Portfolio               $1,315,460         $458,880         $444,867

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Total Return Portfolio         $1,542,128         $698,919         $695,358

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Oppenheimer International

Growth Fund/VA                  $ 467,909         $190,252         $132,071

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Government Securities             $ 480             $480            $1,013
Portfolio

--------------------------------------------------------------------------------
1.    Amounts do not include spreads or concessions on principal  transactions on a net trade basis.

2.    In the fiscal year ended 12/31/02,  the amount of transactions  directed to brokers for research  services and the amount of the commissions paid to broker-dealers for those serves were as follows:

--------------------------------------------------------------------------------
Portfolio                      Amount of Transactions    Amount of Commissions
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Growth Portfolio                    $110,227,929               $150,289

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Total Return Portfolio              $50,043,418                 $59,309

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Oppenheimer International            $7,462,306                 $14,415
Growth Fund/VA

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Government Securities                    $0                       $0
Portfolio

--------------------------------------------------------------------------------

Distribution and Service Plans (Service Shares Only)

    Under its General Distributor's Agreements with the Portfolios,
OppenheimerFunds Distributor, Inc. will only act as the principal underwriter of the Portfolios' Service shares.

      Each Portfolio has adopted a Distribution and Service Plan (the "Plan")
for its Service shares under Rule 12b-1 of the Investment Company Act, pursuant to which each Portfolio will make payments to the Distributor in connection with the distribution and/or servicing of Service shares. The
Distributor will pay insurance company separate account sponsors and other entities that offer and/or provide services to Service shares, as described in the Prospectus.  Each Plan has been approved by a vote of (i) the Board of
Directors of the Company, including a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the Manager as the then-sole initial holder of such shares.

      Under the Plans, no payment will be made to any insurance company separate account sponsor or affiliate thereof under a Portfolio's Plan (each is referred to as a "Recipient") in any quarter if the aggregate net assets of a Portfolio's Service shares held by the Recipient for itself and its customers did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Company's Independent Directors.  The
Board of Directors has set the fee at 0.25% of average annual net assets and set no minimum amount.

      Under the Plans, the Manager and the Distributor may make payments to affiliates and, in their sole discretion, from time to time, may use their own resources at no direct cost to the Portfolio to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform.

      Unless terminated as described below, each Plan continues in effect from year to year but only as long as such continuance is specifically approved at least annually by the Company's Board of Directors and its
Independent Directors by a vote cast in person at a meeting called for the purpose of voting on such continuance.  Any Plan may be terminated at any time by the vote of a majority of the Independent Directors or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding Service shares.  For purposes of voting with respect to the
Plans, Account owners are considered to be shareholders of a Portfolio's shares.  No Plan may be amended to increase materially the amount of payments to be made unless such amendment is approved by Account owners of the class affected by the amendment.  All material amendments must be approved by the
Board and a majority of the Independent Directors.

      While the plans are in effect and Service shares are outstanding, the
Treasurer of the Company must provide separate written reports to the
Company's Board of Directors at least quarterly describing the amount of payments made pursuant to each Plan.  These reports are subject to the review and approval of the Independent Directors.

      During calendar year 2002, the Oppenheimer International Growth Fund/VA paid to the Distributor a total of $1,331 under its 12b-1 Plan for Service shares.  The Distributor retained no portion of that amount.  Service shares were not issued during calendar year 2002 for Growth Portfolio, Total Return
Portfolio and Government Securities Portfolio.

Performance of the Portfolios

Explanation of Performance Terminology.  The Portfolios use a variety of terms to illustrate their performance.  These terms include "standardized yield" and "dividend yield" for the Government Securities Portfolio and
"average annual total return" and "cumulative total return" for all
Portfolios. An explanation of how yields and total returns are calculated is set forth below.  The charts below show the performance of the Portfolios as of the most recent fiscal year end.  You can obtain current performance information by calling the Transfer Agent at 1.800.981.2871.

      The illustrations of performance data in advertisements must comply with rules of the Securities and Exchange Commission.  Those rules describe the types of performance data that may be used and how it is to be calculated.  In general, any advertisement by a Portfolio of its performance data must include the average annual total returns for the Portfolio.  Those returns must be shown for the 1- 5 and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).
Certain types of yields may also be shown, provided that they are accompanied by standardized average annual total returns.

      Performance information for Service shares is not shown for the following Portfolios since they  were not offered prior to December 31, 2002:
Total Return Portfolio, Growth Portfolio and Government Securities
Portfolio.  Because Service shares are subject to an additional fee, the performance is expected to be lower for any given period.

      The Portfolios are not sold directly to members of the public but are available only as the underlying investments for variable annuities, variable life insurance policies and other investment products through separate investment accounts of different insurance companies that may impose charges and fees.  A Portfolio's investment results, when shown alone, do not deduct those charges and fees.  If those fees and charges were included, the
Portfolio's performance results would be less.

      Use of standardized performance calculations enables an investor to compare a Portfolio's performance to the performance of other funds for the same periods.  However, a number of factors should be considered before using a Portfolio's performance information as a basis for comparison with other investments:

      |_| Yields and total returns measure the performance of a hypothetical account in the Portfolio over various periods and do not show the performance of each investor's account under their respective annuity contract, variable life insurance policy or other product. Your account's performance will vary from the model performance data also if you bought or sold shares during the period, or you bought your shares at a different time and price than the shares used in the model.

      |_| An investment in a Portfolio is not insured by the FDIC or any other government agency.

      |_| The principal value of a Portfolio's shares, and its yields and/or total returns are not guaranteed and normally will fluctuate on a daily basis.

      |_| When an investor's shares are redeemed, they may be worth more or less than their original cost.

      |_| Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.
      |X| Yields. The Government Securities Portfolio uses a variety of different yields to illustrate its current returns.

         |_|  Standardized Yield.  The "standardized yield" (sometimes
referred to just as "yield") is shown for a stated 30-day period.  It is not based on actual distributions paid by the Portfolio in the 30-day period, but is a hypothetical yield based upon the net investment income from the
Portfolio's investments for that period.  It may therefore differ from the
"dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission, designed to assure uniformity in the way that all funds calculate their yields:

------------------------------------------------------------------------------
                                                         a - b
                               Standardized Yield = 2[ (------- + 1) - 1]
                                                           cd
------------------------------------------------------------------------------
      The symbols above represent the following factors:

      a =  dividends and interest earned during the 30-day period.

      b =  expenses accrued for the period (net of any expense assumptions).

      c =  the average  daily number of shares  outstanding  during the 30-day period that were entitled to receive dividends.

      d =  the  maximum  offering  price  per  share  on the  last  day of the period, adjusted for undistributed net investment income.
      The standardized yield for a particular 30-day period may differ from the yield for other periods.  The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period.

         |_|  Dividend Yield.  The Government Securities Portfolio may quote a "dividend yield" for its shares.  Dividend yield is based on the dividends paid during the actual dividend period. To calculate dividend yield, the dividends declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period.  The formula is shown below:

Dividend Yield = Distribution Paid / No. of Days in the Period x No. of Days
-----------------------------------------------------------------------------
                             in the Calendar Year
                             --------------------
                    Maximum Offering Price (payment date)

  -----------------------------------------------------------------------------

                  Yields for the 30-Day Period Ended 12/31/02

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
          Portfolio            Standardized Yield          Dividend Yield
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Government Securities               2.80%                    5.31%
  Portfolio

  -----------------------------------------------------------------------------

      |X|  Total Return Information.  There are different types of "total returns" to measure a Portfolio's performance.  Total return is the change in value of a hypothetical investment in the Portfolio over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.  The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However, average annual total returns do not show actual year-by-year performance.  A Portfolio uses standardized calculations for its total returns as prescribed by the SEC.
The methodology is discussed below.

------------------------------------------------------------------------------
                                    1/n
                               (ERV)    - 1 = Average Annual Total Return
                                ---
                               ( P )
------------------------------------------------------------------------------

      |_|  Average Annual Total Return.  The "average annual total return" is an average annual compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

      |_|  Cumulative Total Return.  The "cumulative total return"
calculation measures the change in value of a hypothetical investment of
$1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

------------------------------------------------------------------------------
                               ERV - P
                               -------  = Total Return
                                   P
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 Total Returns for the Periods Ended 12/31/02

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Portfolio                 Cumulative         Average Annual Total Returns
                          Total Returns
                          (10 years or
                          Life of Class)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                           1-Year       5-Year       10-Year
                                                          (or          (or
                                                     life-of-class)life-of-class)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Growth Portfolio1            65.14%       -18.97%       -7.97%        5.14%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Total Return Portfolio2      57.60%       -14.45%       -3.26%        4.65%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Government Securities        96.18%        10.06%        7.10%        6.97%
Portfolio3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Oppenheimer                  46.84%       -28.51%       -2.52%        3.92%
International Growth
Fund/VA4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Oppenheimer                  -33.18%      -24.51%       -20.23%        N/A
International Growth
Fund/VA Service Shares5

--------------------------------------------------------------------------------

1.    Inception: 1/21/82.
2.    Inception: 9/30/82.
3.    Inception: 5/13/92.
4.    Inception: 5/13/92.
5.    Inception: 3/19/01.

Other Performance Comparisons.  Each Portfolio compares its performance annually to that of an appropriate broadly-based market index in its Annual
Report to shareholders.  You can obtain that information by contacting the
Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information.  A Portfolio may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities.  Examples of these performance comparisons are set forth below.

      |X|  Lipper Rankings.  From time to time a Portfolio may publish the ranking of the performance of its shares by Lipper, Inc. ("Lipper").  Lipper is a widely-recognized independent mutual fund monitoring service.  Lipper monitors the performance of regulated investment companies, including the
Portfolios, and ranks their performance for various periods in categories based on investment styles.  The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration.
Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

      |X|  Morningstar Ratings.  From time to time a Portfolio may publish the star rating of the performance of its shares by Morningstar, Inc., an independent mutual fund monitoring service.  Morningstar rates mutual funds in their specialized market sector.  Morningstar rates mutual funds in their specialized market sector

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent
performance.   The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5%
receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The
Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

      A Portfolio may also compare its total return ranking to that of other funds in its Morningstar category, in addition to its star ratings.  Those total return rankings are percentages from one percent to one hundred percent and are not risk-adjusted.  For example, if a fund is in the 94th percentile, that means that 94% of the funds in the same category performed better than it did.

      |X|  Performance Rankings and Comparisons by Other Entities and
Publications.  From time to time a Portfolio may include in its advertisements and sales literature performance information about the
Portfolio cited in newspapers and other periodicals such as The New York
Times, The Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including
Lipper and Morningstar.  The performance of the Portfolio's shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on a Portfolio's shares to the return on fixed-income investments available from banks and thrift institutions.  Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.  However, a Portfolio's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.  Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, a portfolio may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

I N V E S T I N G  I N  T H E  P O R T F O L I O S

How To Buy and Sell Shares

      Insurance companies that hold shares of the Portfolios in their separate accounts for the benefit of their customers' variable annuities, variable life insurance policies and other investment products are the record holders and the owners of shares of beneficial interest in the Portfolios.
The right of those customers of the insurance companies to give directions to the insurance company for the purchase or redemption of shares is determined under the contract between the customer and the insurance company.  Those customers are not "shareholders" of the Portfolios.  The rights of those insurance companies as record holders and owners of shares of a Portfolio are different from the rights of their customers.  The term "shareholder" in this
Statement of Additional Information refers only to the insurance companies whose separate accounts hold shares of the Portfolios, and not to contract holders.

      The sale of shares of the Portfolios is currently limited to Accounts as explained on the cover page of this Statement of Additional Information and the Prospectus.  Such shares are sold at their respective offering prices
(net asset values without sales charges) and redeemed at their respective net asset values as described in the Prospectus. The Company reserves the right to limit the types of separate accounts that may invest in any Portfolio.

Determination of Net Asset Values Per Share.  The net asset value per share of each Portfolio is determined as of the close of business of The New York
Stock Exchange (the "Exchange") on each day the Exchange is open.  The calculation is done by dividing the value of a Portfolio's net assets by the number of shares outstanding.  The Exchange normally closes at 4:00 P.M.,
Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before or after a holiday).  All references to time in this Statement of Additional Information mean "Eastern time". The Exchange's most recent annual announcement (which is subject to change) states that it will close New Year's Day, Martin Luther King, Jr.
Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.  It may also close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M., on a regular business day.  Because the
Portfolio's net asset values will not be calculated on those days, the
Portfolio's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.  Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of the Exchange.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the Exchange, will not be reflected in a Portfolio's calculation of its net asset values that day unless the
Manager determines that the event is likely to effect a material change in the value of the security.  The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

      |X| Securities Valuation.  The Board of Directors has established procedures for the valuation of each Portfolio's securities.  In general those procedures are as follows:

         |_| Equity securities traded on a U.S. securities exchange or on
Nasdaq are valued as follows:
(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, on that day, or
(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
               "asked" prices on the valuation date or, if not,  at the
               closing "bid" price on the valuation date.
         |_|  Equity securities traded on a foreign securities exchange
generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service approved by the
               Board of Directors, or
(2)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
         |_| Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
         |_|  The following securities are valued at the mean between the
"bid" and "asked" prices determined by a pricing service approved by the
Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
         |_|  The following securities are valued at cost, adjusted for
amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
         |_| Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures.  If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Directors.  The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity.  Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities).  The Manager will monitor the accuracy of the pricing services.  That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, as determined by a pricing service approved by the Board of Directors or by the
Manager.  If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on Nasdaq on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq on the valuation date.  If the put, call or future is not traded on an exchange or on Nasdaq, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers.  In certain cases that may be at the "bid" price if no "asked"
price is available.

      When a Portfolio writes an option, an amount equal to the premium received is included in the Portfolio's Statement of Assets and Liabilities
as an asset.  An equivalent credit is included in the liability section.  The credit is adjusted ("marked-to-market") to reflect the current market value of the option.  In determining the Portfolio's gain on investments, if a call or put written by the Portfolio is exercised, the proceeds are increased by the premium received.  If a call or put written by the Portfolio expires, the
Portfolio has a gain in the amount of the premium.  If the Portfolio enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.  If the Portfolio exercises a put it holds, the amount the
Portfolio receives on its sale of the underlying investment is reduced by the amount of premium paid by the Portfolio.

Dividends, Capital Gains and Taxes

Dividends and Distributions.  The Portfolios have no fixed dividend and there can be no assurance as to the payment of any dividends or the realization of any capital gains.  The dividends and distributions paid by a Portfolio will vary from time to time depending on market conditions, the composition of the
Portfolio's investment portfolio, and expenses borne by the Portfolio or borne separately by a class (if more than one class of shares are outstanding).  Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares.  Dividends on Service shares are expected to be lower.  That is because of the effect of the additional fee on Service shares.  Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

Tax Status of the Portfolios' Dividends and Distributions.  The Company
intends that each Portfolio shall qualify and be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code for each taxable year.  By so qualifying, the Portfolios will not be subject to federal income taxes on amounts paid by them as dividends and distributions, as described in the respective Prospectuses.  Each Portfolio is treated as a separate entity for purposes of determining federal tax treatment.  The
Company will endeavor to ensure that each Portfolio's assets are invested so that all requirements of Subchapter M are satisfied, but there can be no assurance that it will be successful in doing so.

      To qualify as a regulated investment company under Subchapter M of the
Code, a Portfolio must, among other things, derive at least 90% of its gross income for the taxable year from dividends, interest, gains from the sale or other disposition of stock, securities or foreign currencies, fees from certain securities loans or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (this is referred to as the
"90% income test").  The Portfolio must also satisfy certain annual distribution and quarterly diversification requirements.  For purposes of the
90% income test, income that a Portfolio earns from equity interests in certain entities that are not treated as corporations (e.g., they are treated as partnerships or trusts) for U.S. tax purposes will generally have the same character for the Portfolio as in the hands of such entities.  Consequently, the Portfolio may be required to limit its equity investments in such entities that earn fee income, rental income, or other nonqualifying income.

      As noted in the Prospectuses, each Portfolio must, and intends to, comply with the diversification requirements imposed by Section 817(h) of the
Code and the regulations under that section.  Those requirements, which are in addition to the diversification requirements imposed on a Portfolio by the
Investment Company Act and Subchapter M of the Code, place certain limitations on the assets of each separate account.  Additionally, because
Section 817(h) and those regulations treat the assets of a Portfolio as assets of the related separate account, there are restrictions on the amount of its assets a Portfolio may invest in securities of a single issuer.
Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days after a calendar quarter, no more than 55% of the total assets of a
Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than
90% by any four investments.  For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer.

      Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Portfolio to both qualify as a regulated investment company and satisfy the Section 817(h) requirements would generally result in treatment of the variable contract holders other than as described in the applicable variable contract prospectus, including inclusion in ordinary income of income accrued under the contracts for the current and all prior taxable years.  Any such failure may also result in adverse tax consequences for the Portfolio and the insurance company issuing the contracts.

      Foreign exchange gains and losses realized by a Portfolio in connection with certain transactions involving foreign currency denominated debt securities, certain options and futures contracts relating to foreign currency, forward foreign currency contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders.  If the net foreign exchange loss for a year were to exceed the Portfolio's investment company taxable income (computed without regard to such loss) the resulting overall ordinary loss for such year would not be deductible by the Portfolio or its shareholders in future years.

      Limitations imposed by the Code on regulated investment companies like the Portfolios may restrict the Portfolios' ability to enter into futures, options and currency forward transactions.

      The Portfolios may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in foreign securities.
Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

      The federal income tax rules applicable to mortgage dollar rolls and interest rate swaps, caps, floors and collars are unclear in certain respects, and the Portfolios may be required to account for these instruments under tax rules in a manner that, under certain circumstances, may limit their transactions in these instruments.

      If a Portfolio acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least
50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Portfolio could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Portfolio is timely distributed to its shareholders.  The Portfolio would not be able to pass through to its shareholders any credit or deduction for such a tax.  Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the Portfolio to recognize taxable income or gain without the concurrent receipt of cash.  Each Portfolio may limit and/or manage its stock holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

Additional Information About the Portfolios

The Transfer Agent.  OppenheimerFunds Services, the Company's Transfer Agent,
is a division of the Manager.  It is responsible for maintaining the
Company's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders.  It also handles shareholder servicing and administrative functions.  It serves as the
Transfer Agent for an annual per account fee.  It also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

------------------------------------------------------------------------------

Investors under variable annuity  contacts,  variable life insurance  policies and other investment  products  offered by the insurance  companies that offer shares of the  Portfolios  as  investments  for those  products  should direct questions  about their  accounts to the  servicing  agent for their  insurance company, because  OppenheimerFunds  Services does not maintain the records for those annuities, policies or other products.
------------------------------------------------------------------------------

The Custodian  Bank.  JPMorgan Chase Bank is the Custodian for the Portfolios'
assets.   The   Custodian's    responsibilities   include   safeguarding   and
controlling the Portfolios'  portfolio  securities,  collecting  income on the portfolio  securities and handling the delivery of such securities to and from the Portfolios. It is the practice of the Portfolios to deal with the
Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates.  The Portfolios' cash balances with the Custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors.  The independent auditors of the Portfolios are
Deloitte & Touche LLP. They audit the Portfolios' financial statements and perform other related audit services.  They also act as auditors for the
Manager and for certain other funds advised by the Manager and its affiliates.

                       14 | GOVERNMENT SECURITIES PORTFOLIO

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of Government Securities Portfolio:

We have audited the accompanying statement of assets and liabilities of
Government Securities Portfolio (which is a series of Panorama Series Fund,
Inc.), including the statement of investments, as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.
These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Government Securities Portfolio as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

/s/ Deloitte & Touche LLP

Denver, Colorado
January 23, 2003

STATEMENT OF INVESTMENTS  DECEMBER 31, 2002

                                                              Principal
Market Value
                                                                Amount
See Note 1
--------------------------------------------------------------------------------

Mortgage-Backed Obligations--27.9%
--------------------------------------------------------------------------------
Government Agency--27.0%
--------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored--22.8%
Federal Home Loan
Mortgage Corp., 10.50%, 10/1/20                            $     26,331
$     30,471
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Gtd. Mtg. Pass-Through Participation
Certificates, 6.50%, 12/1/28
605,566             631,664
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Home Equity Loan Structured
Pass-Through Certificates,
Series HOO2, Cl. A2,  1.861%, 12/15/06
180,000             179,170
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6.50%, 2/1/09-8/1/28
812,157             850,571
7%, 1/25/33 1,4
3,081,000           3,240,827
7.50%, 9/1/22
60,475              64,977

---------------

4,997,680

--------------------------------------------------------------------------------
GNMA/Guaranteed--4.2%
Government National Mortgage
Assn., 7%, 10/15/23-3/15/26
865,225             923,156

---------------

923,156

--------------------------------------------------------------------------------
Private--0.9%
--------------------------------------------------------------------------------
Residential--0.9%
Washington Mutual Mortgage
Securities Corp., Collateralized Mtg
Obligations, Pass-Through Certificates,
Series 2002-AR19,
Cl. A-1, 1.771%, 1/25/33
210,000             210,000

---------------
Total Mortgage-Backed Obligations
(Cost
$5,951,767)
6,130,836

--------------------------------------------------------------------------------
U.S. Government Obligations--71.1%
Federal Home Loan Bank Unsec
Bonds, Series S706, 5.375%, 5/15/06
1,500,000           1,640,506
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
Unsec. Nts., 5.50%, 7/15/06
550,000             605,084
--------------------------------------------------------------------------------
Federal National Mortgage Assn
Unsec. Nts., 7.25%, 1/15/10-5/15/30
1,150,000           1,417,375
--------------------------------------------------------------------------------
Financing Corp. Debs., FICO Strips, 6.77%, 12/27/06 2
1,000,000             887,201

                                                              Principal
Market Value
                                                                Amount
See Note 1
--------------------------------------------------------------------------------
U.S. Government Obligations Continued
Resolution Funding Corp.,
Zero Coupon Strip Bonds:
6.18%, 7/15/04 2                                           $  1,500,000
$  1,464,409
6.23%, 7/15/05 2
489,000             464,327
--------------------------------------------------------------------------------
U.S. Treasury Bonds:
6.875%, 8/15/25
700,000             885,583
7.50%, 11/15/16 3
1,075,000           1,406,151
8.125%, 8/15/19
500,000             696,602
9.25%, 2/15/16
1,200,000           1,781,063
--------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.625%, 5/15/06
1,700,000           1,834,009
7.875%, 11/15/04
2,255,000           2,518,819

---------------
Total U.S. Government Obligations
(Cost
$13,850,690)
15,601,129

--------------------------------------------------------------------------------
Short-Term Notes--10.0% 4
Federal Home Loan Bank,
0.75%, 1/2/03
(Cost $2,199,954)
2,200,000           2,199,954

--------------------------------------------------------------------------------
Joint Repurchase Agreements--5.0%
Undivided interest of 3.19% in joint repurchase
agreement (Market Value $34,023,000) with Zion
Bank/Capital Markets Group, 1.10%, dated 12/31/02,
to be repurchased at $1,084,066 on 1/2/03,
collateralized by U.S. Treasury Bonds, 1.75%,
12/31/04, with a value of $34,713,488
(Cost $1,084,000)
1,084,000           1,084,000

--------------------------------------------------------------------------------
Total Investments, at Value  (Cost $23,086,411)
114.0%         25,015,919
--------------------------------------------------------------------------------
Liabilities in Excess of Other Assets
(14.0)         (3,069,505)

----------------------------------
Net Assets                                                        100.0%
$ 21,946,414

==================================

Footnotes to Statement of Investments
1. When-issued security to be delivered and settled after December 31, 2002.
2. Zero coupon bond reflects effective yield on the date of purchase.
3. Securities with an aggregate market value of $261,609 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.
4. The Portfolio may have elements of risk due to concentrated investments.
Such concentrations may subject the Portfolio to additional risks.

See accompanying Notes to Financial Statements.

                      6 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES  DECEMBER 31, 2002

--------------------------------------------------------------------------------
Assets

Investments, at value (cost $23,086,411)--see accompanying statement          $
25,015,919
--------------------------------------------------------------------------------
Cash
3,474
--------------------------------------------------------------------------------
Receivables and other assets:
Interest and principal
paydowns                                                    194,936
Daily variation on futures
contracts                                                   140
Other
2,055

---------------
Total assets
25,216,524

--------------------------------------------------------------------------------
Liabilities

Payables and other liabilities:
Investments purchased on a when-issued
basis                                     3,233,063
Shares of capital stock
redeemed                                                    23,177
Shareholder
reports                                                                  6,086
Transfer and shareholder servicing agent
fees                                          433
Directors'
compensation                                                                288
Other
7,063

---------------
Total
liabilities
3,270,110

--------------------------------------------------------------------------------
Net Assets                                                                    $
21,946,414

===============

--------------------------------------------------------------------------------
Composition of Net Assets

Par value of shares of capital stock
$     18,894
--------------------------------------------------------------------------------
Additional paid-in capital
19,766,688
--------------------------------------------------------------------------------
Undistributed net investment
income                                                869,729
--------------------------------------------------------------------------------
Accumulated net realized loss on investment
transactions                          (614,428)
--------------------------------------------------------------------------------
Net unrealized appreciation on
investments                                       1,905,531

---------------
Net Assets--applicable to 18,893,506 shares of capital stock outstanding      $
21,946,414

===============

--------------------------------------------------------------------------------
Net Asset Value, Redemption Price Per Share and Offering Price Per Share
$       1.16

See accompanying Notes to Financial Statements.

                      7 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF OPERATIONS  FOR THE YEAR ENDED DECEMBER 31, 2002

--------------------------------------------------------------------------------
Investment Income

Interest                                                           $  1,057,292

--------------------------------------------------------------------------------
Expenses

Management fees                                                         106,778
--------------------------------------------------------------------------------
Accounting service fees                                                  15,000
--------------------------------------------------------------------------------
Shareholder reports                                                      12,501
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                            10,431
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                               7,715
--------------------------------------------------------------------------------
Directors' compensation                                                   4,250
--------------------------------------------------------------------------------
Custodian fees and expenses                                                  20
--------------------------------------------------------------------------------
Other                                                                       767
                                                                     -----------
Total expenses                                                          157,462
Less reduction to custodian expenses                                        (20)
                                                                     -----------
Net expenses                                                            157,442

--------------------------------------------------------------------------------
Net Investment Income                                                   899,850

--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)

Net realized gain (loss) on:
Investments                                                             207,608
Closing of futures contracts                                                (78)
                                                                     -----------
Net realized gain                                                       207,530
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                    883,281
                                                                     -----------
Net realized and unrealized gain                                      1,090,811

--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations               $  1,990,661
                                                                   =============

See accompanying Notes to Financial Statements

                       8 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended December
31,
2002            2001
--------------------------------------------------------------------------------
Operations

Net investment
income
$    899,850    $    656,408
--------------------------------------------------------------------------------
Net realized
gain
207,530         343,009
--------------------------------------------------------------------------------
Net change in unrealized
appreciation
883,281         206,255

-----------------------------
Net increase in net assets resulting from
operations                                                 1,990,661
1,205,672

--------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders

Dividends from net investment
income
(963,733)     (1,112,769)

--------------------------------------------------------------------------------
Capital Stock Transactions

Net increase (decrease) in net assets resulting from capital stock
transactions                      1,935,708         (13,063)

--------------------------------------------------------------------------------
Net Assets

Total
increase
2,962,636          79,840
--------------------------------------------------------------------------------
Beginning of
period
18,983,778      18,903,938

-----------------------------
End of period [including undistributed net investment income of $869,729 and
$933,612,
respectively]
$ 21,946,414    $ 18,983,778

=============================

See accompanying Notes to Financial Statements.

                      9 | GOVERNMENT SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

Year Ended December 31,
2002          2001          2000          1999          1998
--------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period                              $ 1.11
$ 1.10        $ 1.05        $ 1.13        $ 1.11
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income
..05           .04           .07           .07           .06
Net realized and unrealized gain (loss)
..06           .04           .05          (.09)          .03

----------------------------------------------------------------
Total from investment operations
..11           .08           .12          (.02)          .09
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income
(.06)         (.07)         (.07)         (.06)         (.07)
--------------------------------------------------------------------------------
Net asset value, end of period
$1.16         $1.11         $1.10         $1.05         $1.13

================================================================

--------------------------------------------------------------------------------
Total Return, at Net Asset Value 1
10.06%         7.23%        12.36%        (1.73)%        8.14%

--------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in thousands)                         $21,946
$18,984       $18,904       $20,150       $24,923
--------------------------------------------------------------------------------
Average net assets (in thousands)                                $20,347
$18,805       $18,702       $22,683       $24,044
--------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income
4.42%         3.49%         6.07%         5.80%         5.64%
Expenses
0.77%         0.79%         0.74%         0.70%         0.68% 3
--------------------------------------------------------------------------------
Portfolio turnover rate
25%           19%           31%           14%           43%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                      10 | GOVERNMENT SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. Significant Accounting Policies
Government Securities Portfolio (the Portfolio) is a series of Panorama Series
Fund, Inc. (the Company) which is registered under the Investment Company Act of
1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek a high level of current income with a high degree of safety of principal, by investing primarily (at least 80% of its net assets, plus borrowings, under normal market conditions) in U.S. government securities and U.S. government-related securities. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are
sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor.
The following is a summary of significant accounting policies consistently followed by the Portfolio.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities
(including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Portfolio may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Portfolio maintains segregated assets with a market value equal to or greater than the amount of its commitments. These transactions of securities on a when-issued basis may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. As of December 31, 2002, the Portfolio had entered into when-issued purchase commitments of $3,233,063.
     In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Fund generally records the incremental difference between the forward purchase and sell of each forward roll as interest income.
     Risks to the Fund of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.
--------------------------------------------------------------------------------
Joint Repurchase Agreements. The Portfolio, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

                      11 | GOVERNMENT SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  CONTINUED

--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Federal Taxes. The Portfolio intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

As of December 31, 2002, the Portfolio had available for federal income tax purposes unused capital loss carryforwards as follows:

             Expiring
             ------------------------------
             2003                  $ 29,989
             2005                   103,711
             2006                    62,129
             2007                   335,952
                                   --------
             Total                 $531,781
                                   ========

During the fiscal year ended December 31, 2002, the Portfolio utilized $278,340 of capital loss carryforward to offset capital gains realized in the current fiscal year.
-------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
-------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because paydown gains and losses are treated as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

The tax character of distributions paid during the years ended December 31, 2002 and December 31, 2001 was as follows:

                                           Year Ended               Year Ended
                                    December 31, 2002        December 31, 2001
        ----------------------------------------------------------------------
        Distributions paid from:
        Ordinary income                      $963,733               $1,112,769
        Long-term capital gain                     --                       --
        Return of capital                          --                       --
                                            ----------------------------------
        Total                                $963,733               $1,112,769
                                            ==================================

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                Undistributed net investment income    $   869,729
                Accumulated net realized loss             (614,428)
                Net unrealized appreciation              1,905,531
                                                       -----------
                Total                                  $ 2,160,832
                                                       ===========
-------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
-------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.
-------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts

                      12 | GOVERNMENT SECURITIES PORTFOLIO

of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. Shares of Capital Stock
The Portfolio has authorized 160 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                                   Year Ended December 31,
2002       Year Ended December 31, 2001
                                                       Shares
Amount           Shares            Amount
--------------------------------------------------------------------------------

Sold                                                3,210,485      $
3,594,795        3,017,758       $ 3,326,540
Dividends and/or distributions reinvested             917,840
963,733        1,039,970         1,112,769
Redeemed                                           (2,354,619)
(2,622,820)      (4,061,125)       (4,452,372)

-------------------------------------------------------------------
Net increase (decrease)                             1,773,706      $
1,935,708           (3,397)      $   (13,063)

===================================================================

--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of
purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2002, were $4,962,651 and
$4,734,831, respectively.

As of December 31, 2002,
unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $23,193,035 was composed of:

            Gross unrealized appreciation             $  1,929,929
            Gross unrealized depreciation                 (107,045)
                                                      ------------
            Net unrealized appreciation               $  1,822,884
                                                      ============

The difference between
book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio. The annual fees are
0.525% of the first $300 million of average daily net assets of the Portfolio,
0.50% of the next $100 million, and 0.45% of average daily net assets over $400 million.
--------------------------------------------------------------------------------
Accounting Fees. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
Manager, acts as the transfer and shareholder servicing agent for the
Portfolio. The Portfolio pays OFS a $22.50 per account fee.
        Additionally,
funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

        OFS
has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. Futures Contracts
A futures contract is a
commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity

                      13 | GOVERNMENT SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  CONTINUED

--------------------------------------------------------------------------------
5. Futures Contracts Continued
exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities
"interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The
Portfolio may also buy or write put or call options on these futures contracts.
        The
Portfolio generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The
Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.

Upon
entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Securities
held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of
Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the
Statement of Operations as closing and expiration of futures contracts.

Risks
of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2002,
the Portfolio had outstanding futures contracts as follows:

Unrealized
                                      Expiration       Number of
Valuation as of         Appreciation
Contract Description                       Dates       Contracts     December
31, 2002        (Depreciation)
--------------------------------------------------------------------------------

Contracts to Purchase
U.S. Long Bonds                          3/20/03               7            $
788,813            $  24,461
U.S. Treasury Nts., 2 yr.                3/27/03               1
215,188                1,469
U.S. Treasury Nts., 10 yr.               3/20/03               1
115,047                1,484

------------

27,414

------------
Contracts to Sell
U.S. Treasury Nts., 5 yr.                3/20/03              22
2,491,500              (51,391)

------------

$(23,977)

============

                             19 | GROWTH PORTFOLIO

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
To the Board of Directors and Shareholders of Growth Portfolio:
We have audited the accompanying statement of assets and liabilities of Growth
Portfolio (which is a series of Panorama Series Fund, Inc.), including the statement of investments, as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Growth
Portfolio as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

/s/ Deloitte & Touche LLP

Denver, Colorado
January 23, 2003

                              5 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  December 31, 2002

                                                  Market Value
                                        Shares      See Note 1
----------------------------------------------------------------
Common Stocks--98.0%
----------------------------------------------------------------
Consumer Discretionary--13.6%
----------------------------------------------------------------
Auto Components--1.1%
Aftermarket Technology Corp. 1           3,000    $     43,500
----------------------------------------------------------------
American Axle & Manufacturing
Holdings, Inc.                           3,400          79,628
----------------------------------------------------------------
ArvinMeritor, Inc.                       3,000          50,010
----------------------------------------------------------------
Borg-Warner Automotive, Inc.             3,800         191,596
----------------------------------------------------------------
Cooper Tire & Rubber Co.                 3,300          50,622
----------------------------------------------------------------
Dana Corp.                              18,400         216,384
----------------------------------------------------------------
Delphi Corp.                            54,100         435,505
----------------------------------------------------------------
Goodyear Tire & Rubber Co.              21,100         143,691
----------------------------------------------------------------
Johnson Controls, Inc.                   4,000         320,680
----------------------------------------------------------------
Lear Corp. 1                             8,800         292,864
----------------------------------------------------------------
Superior Industries International, Inc.    200           8,272
----------------------------------------------------------------
Tower Automotive, Inc. 1                 1,900           8,550
                                                  --------------
                                                     1,841,302

----------------------------------------------------------------
Automobiles--1.0%
Ford Motor Co.                          85,711         797,112
----------------------------------------------------------------
General Motors Corp.                    20,300         748,258
----------------------------------------------------------------
Winnebago Industries, Inc.               1,700          66,691
                                                  --------------
                                                     1,612,061

----------------------------------------------------------------
Hotels, Restaurants & Leisure--0.6%
AFC Enterprises, Inc. 1                    100           2,101
----------------------------------------------------------------
Alliance Gaming Corp. 1                    200           3,406
----------------------------------------------------------------
Boyd Gaming Corp. 1                      1,100          15,455
----------------------------------------------------------------
CEC Entertainment, Inc. 1                1,600          49,120
----------------------------------------------------------------
Choice Hotels International, Inc. 1        600          13,620
----------------------------------------------------------------
GTech Holdings Corp. 1                  10,200         284,172
----------------------------------------------------------------
Mandalay Resort Group 1                  4,700         143,867
----------------------------------------------------------------
McDonald's Corp.                        15,200         244,416
----------------------------------------------------------------
Papa John's International, Inc. 1          200           5,576
----------------------------------------------------------------
Rare Hospitality International, Inc. 1     100           2,762
----------------------------------------------------------------
Ruby Tuesday, Inc.                       9,200         159,068
----------------------------------------------------------------
Ryan's Family Steak Houses, Inc. 1       2,850          32,348
                                                  --------------
                                                       955,911

----------------------------------------------------------------
Household Durables--1.8%
American Greetings Corp., Cl. A 1        9,400         148,520
----------------------------------------------------------------
Beazer Homes USA, Inc. 1                 1,500          90,900
----------------------------------------------------------------
Black & Decker Corp.                     6,400         274,496
----------------------------------------------------------------
D.R. Horton, Inc.                        3,400          58,990
----------------------------------------------------------------
Fortune Brands, Inc.                     9,700         451,147
----------------------------------------------------------------
Hovnanian Enterprises, Inc., Cl. A 1     3,300         104,610
----------------------------------------------------------------
Lennar Corp.                             8,900         459,240
----------------------------------------------------------------
M.D.C. Holdings, Inc.                      300          11,478

                                                  Market Value
                                        Shares      See Note 1
----------------------------------------------------------------
Household Durables Continued
Maytag Corp.                            12,700    $    361,950
----------------------------------------------------------------
Meritage Corp. 1                         1,000          33,650
----------------------------------------------------------------
NVR, Inc. 1                                600         195,300
----------------------------------------------------------------
Pulte Homes, Inc.                        7,500         359,025
----------------------------------------------------------------
Ryland Group, Inc. (The)                11,000         366,850
----------------------------------------------------------------
Standard Pacific Corp.                   2,000          49,500
                                                  --------------
                                                     2,965,656

----------------------------------------------------------------
Internet & Catalog Retail--0.5%
Amazon.com, Inc. 1                      17,700         334,353
----------------------------------------------------------------
USA Interactive 1                       20,800         476,736
                                                  --------------
                                                       811,089

----------------------------------------------------------------
Leisure Equipment & Products--0.8%
Action Performance Cos., Inc.            5,600         106,400
----------------------------------------------------------------
Brunswick Corp.                         11,100         220,446
----------------------------------------------------------------
Eastman Kodak Co.                       24,800         868,992
----------------------------------------------------------------
Hasbro, Inc.                            13,700         158,235
----------------------------------------------------------------
Nautilus Group, Inc. (The) 1             3,700          49,432
                                                  --------------
                                                     1,403,505

----------------------------------------------------------------
Media--1.2%
AOL Time Warner, Inc. 1                 35,800         468,980
----------------------------------------------------------------
Cablevision Systems New York
Group, Cl. A 1                          10,000         167,400
----------------------------------------------------------------
Comcast Corp., Cl. A 1                  22,127         521,533
----------------------------------------------------------------
Cox Communications, Inc., Cl. A 1        8,300         235,720
----------------------------------------------------------------
Gannett Co., Inc.                          700          50,260
----------------------------------------------------------------
Viacom, Inc., Cl. B 1                   11,625         473,835
                                                  --------------
                                                     1,917,728

----------------------------------------------------------------
Multiline Retail--3.0%
----------------------------------------------------------------
Big Lots, Inc. 1                         8,500         112,455
----------------------------------------------------------------
BJ's Wholesale Club, Inc. 1              4,700          86,010
----------------------------------------------------------------
Costco Wholesale Corp. 1                   100           2,806
----------------------------------------------------------------
Federated Department Stores, Inc. 1     17,400         500,424
----------------------------------------------------------------
May Department Stores Co.               19,500         448,110
----------------------------------------------------------------
Penney (J.C.) Co., Inc. (Holding Co.)   22,800         524,628
----------------------------------------------------------------
Sears Roebuck & Co.                     12,400         296,980
----------------------------------------------------------------
Shopko Stores, Inc. 1                    1,800          22,410
----------------------------------------------------------------
Wal-Mart Stores, Inc.                   60,300       3,045,753
                                                  --------------
                                                     5,039,576

----------------------------------------------------------------
Specialty Retail--3.1%
American Eagle Outfitters, Inc. 1          900          12,402
----------------------------------------------------------------
AnnTaylor Stores Corp. 1                11,500         234,830
----------------------------------------------------------------
AutoZone, Inc. 1                         5,900         416,835
----------------------------------------------------------------
Bed Bath & Beyond, Inc.                    300          10,359

                              6 | GROWTH PORTFOLIO

                                                  Market Value
                                        Shares      See Note 1
----------------------------------------------------------------
Specialty Retail Continued
Christopher & Banks Corp. 1              5,800    $    120,350
----------------------------------------------------------------
Deb Shops, Inc.                            100           2,221
----------------------------------------------------------------
Electronics Boutique Holdings Corp. 1    1,600          25,296
----------------------------------------------------------------
Gap, Inc. (The)                         49,300         765,136
----------------------------------------------------------------
Group 1 Automotive, Inc. 1                 100           2,388
----------------------------------------------------------------
Hollywood Entertainment Corp. 1          1,200          18,120
----------------------------------------------------------------
Home Depot, Inc.                        71,200       1,705,952
----------------------------------------------------------------
Limited Brands, Inc.                    40,200         559,986
----------------------------------------------------------------
Lowe's Cos., Inc.                        2,300          86,250
----------------------------------------------------------------
Movie Gallery, Inc. 1                      900          11,700
----------------------------------------------------------------
Pacific Sunwear of California, Inc. 1    3,150          55,724
----------------------------------------------------------------
Pep Boys-Manny, Moe & Jack               2,000          23,200
----------------------------------------------------------------
Pier 1 Imports, Inc.                     9,700         183,621
----------------------------------------------------------------
Rent-A-Center, Inc. 1                    2,700         134,865
----------------------------------------------------------------
TJX Cos., Inc. (The)                    38,900         759,328
----------------------------------------------------------------
Too, Inc. 1                              2,800          65,856
----------------------------------------------------------------
United Auto Group, Inc. 1                  700           8,729
----------------------------------------------------------------
Urban Outfitters, Inc. 1                   300           7,071
                                                  --------------
                                                     5,210,219

----------------------------------------------------------------
Textiles & Apparel--0.5%
Fossil, Inc. 1                             100           2,034
----------------------------------------------------------------
Kellwood Co.                             1,100          28,600
----------------------------------------------------------------
Nike, Inc., Cl. B                       15,600         693,732
----------------------------------------------------------------
Timberland Co., Cl. A 1                    600          21,366
----------------------------------------------------------------
Tommy Hilfiger Corp. 1                   1,500          10,425
                                                  --------------
                                                       756,157

----------------------------------------------------------------
Consumer Staples--8.1%
----------------------------------------------------------------
Beverages--1.5%
Anheuser-Busch Cos., Inc.                5,200         251,680
----------------------------------------------------------------
Coca-Cola Co. (The)                     41,200       1,805,384
----------------------------------------------------------------
PepsiCo, Inc.                            9,420         397,712
                                                  --------------
                                                     2,454,776

----------------------------------------------------------------
Food & Drug Retailing--1.8%
Albertson's, Inc.                       20,200         449,652
----------------------------------------------------------------
CVS Corp.                               22,600         564,322
----------------------------------------------------------------
Kroger Co. (The) 1                      56,600         874,470
----------------------------------------------------------------
Safeway, Inc. 1                         34,100         796,576
----------------------------------------------------------------
Walgreen Co.                             5,100         148,869
----------------------------------------------------------------
Winn-Dixie Stores, Inc.                  5,700          87,096
                                                  --------------
                                                     2,920,985

----------------------------------------------------------------
Food Products--2.0%
Campbell Soup Co.                       33,500         786,245
----------------------------------------------------------------
ConAgra Foods, Inc.                     34,500         862,845

                                                  Market Value
                                        Shares      See Note 1
----------------------------------------------------------------
Food Products Continued
Dean Foods Co. 1                         5,800    $    215,180
----------------------------------------------------------------
Fresh Del Monte Produce, Inc.            1,200          22,692
----------------------------------------------------------------
Hershey Foods Corp.                      5,700         384,408
----------------------------------------------------------------
Interstate Bakeries Corp.                2,100          32,025
----------------------------------------------------------------
Kellogg Co.                              3,300         113,091
----------------------------------------------------------------
Kraft Foods, Inc., Cl. A                 5,100         198,543
----------------------------------------------------------------
Sara Lee Corp.                           6,848         154,149
----------------------------------------------------------------
Wrigley, William Jr. Co.                10,100         554,288
                                                  --------------
                                                     3,323,466

----------------------------------------------------------------
Household Products--1.4%
Clorox Co. (The)                        12,700         523,875
----------------------------------------------------------------
Procter & Gamble Corp. (The)            20,200       1,735,988
                                                  --------------
                                                     2,259,863

----------------------------------------------------------------
Personal Products--0.3%
Avon Products, Inc.                      6,800         366,316
----------------------------------------------------------------
Gillette Co.                             4,400         133,584
                                                  --------------
                                                       499,900

----------------------------------------------------------------
Tobacco--1.1%
Philip Morris Cos., Inc.                47,400       1,921,122
----------------------------------------------------------------
Energy--7.1%
----------------------------------------------------------------
Energy Equipment & Services--0.1%
Diamond Offshore Drilling, Inc.          1,000          21,850
----------------------------------------------------------------
Helmerich & Payne, Inc.                  1,700          47,447
                                                  --------------
                                                        69,297

----------------------------------------------------------------
Oil & Gas--7.0%
Amerada Hess Corp.                       5,900         324,795
----------------------------------------------------------------
Baytex Energy Ltd. 1                    25,100         134,731
----------------------------------------------------------------
Brown (Tom), Inc. 1                     10,700         268,570
----------------------------------------------------------------
Canadian 88 Energy Corp. 1             108,500         174,446
----------------------------------------------------------------
Chesapeake Energy Corp.                 19,900         154,026
----------------------------------------------------------------
ChevronTexaco Corp.                     22,194       1,475,457
----------------------------------------------------------------
Cimarex Energy Co. 1                       903          16,164
----------------------------------------------------------------
ConocoPhillips                           7,746         374,829
----------------------------------------------------------------
Devon Energy Corp.                       7,000         321,300
----------------------------------------------------------------
Enbridge Energy Management LLC           4,409         165,338
----------------------------------------------------------------
Exxon Mobil Corp.                      156,976       5,484,741
----------------------------------------------------------------
Frontier Oil Corp.                      30,100         518,322
----------------------------------------------------------------
Marathon Oil Corp.                      15,300         325,737
----------------------------------------------------------------
Murphy Oil Corp.                         5,600         239,960
----------------------------------------------------------------
Noble Energy, Inc.                       2,200          82,610
----------------------------------------------------------------
Occidental Petroleum Corp.              18,200         517,790
----------------------------------------------------------------
Paramount Resources Ltd. 1              30,000         284,846
----------------------------------------------------------------
Sunoco, Inc.                             9,200         305,256

                              7 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Continued

                                                  Market Value
                                        Shares      See Note 1
----------------------------------------------------------------
Oil & Gas Continued
Talisman Energy, Inc.                   12,400    $    446,221
                                                  --------------
                                                    11,615,139

----------------------------------------------------------------
Financials--24.5%
----------------------------------------------------------------
Banks--9.7%
AmSouth Bancorp                         15,900         305,280
----------------------------------------------------------------
Astoria Financial Corp.                  9,100         247,065
----------------------------------------------------------------
Bank of America Corp.                   44,900       3,123,693
----------------------------------------------------------------
Bank of New York Co., Inc. (The)        33,000         790,680
----------------------------------------------------------------
Bank One Corp.                          36,600       1,337,730
----------------------------------------------------------------
Comerica, Inc.                          10,600         458,344
----------------------------------------------------------------
Downey Financial Corp.                     100           3,900
----------------------------------------------------------------
FleetBoston Financial Corp.             47,200       1,146,960
----------------------------------------------------------------
Golden West Financial Corp.             10,100         725,281
----------------------------------------------------------------
Hawthorne Financial Corp. 1              4,500         128,430
----------------------------------------------------------------
Independence Community Bank Corp.        2,200          55,836
----------------------------------------------------------------
Indymac Mortgage Holdings, Inc. 1        1,700          31,433
----------------------------------------------------------------
KeyCorp                                 34,700         872,358
----------------------------------------------------------------
National City Corp.                     20,400         557,328
----------------------------------------------------------------
North Fork Bancorporation, Inc.         14,300         482,482
----------------------------------------------------------------
PNC Financial Services Group               700          29,330
----------------------------------------------------------------
Regions Financial Corp.                  1,500          50,040
----------------------------------------------------------------
Roslyn Bancorp, Inc.                       400           7,212
----------------------------------------------------------------
Sovereign Bancorp, Inc.                 25,100         352,655
----------------------------------------------------------------
SunTrust Banks, Inc.                    12,600         717,192
----------------------------------------------------------------
U.S. Bancorp                            60,725       1,288,584
----------------------------------------------------------------
Union Planters Corp.                     7,400         208,236
----------------------------------------------------------------
UnionBanCal Corp.                        5,100         200,277
----------------------------------------------------------------
Wachovia Corp.                          64,000       2,332,160
----------------------------------------------------------------
Wells Fargo Co.                         13,500         632,745
                                                 ---------------
                                                    16,085,231

----------------------------------------------------------------
Diversified Financials--8.9%
American Express Co.                    29,700       1,049,895
----------------------------------------------------------------
Bear Stearns Cos., Inc. (The)            6,000         356,400
----------------------------------------------------------------
CIT Group, Inc.                          3,300          64,680
----------------------------------------------------------------
Citigroup, Inc.                        140,377       4,939,867
----------------------------------------------------------------
Doral Financial Corp.                      900          25,740
----------------------------------------------------------------
E*TRADE Group, Inc. 1                   25,800         125,388
----------------------------------------------------------------
Fannie Mae                              28,300       1,820,539
----------------------------------------------------------------
Freddie Mac                             19,400       1,145,570
----------------------------------------------------------------
Goldman Sachs Group, Inc. (The)          4,100         279,210
----------------------------------------------------------------
Household International, Inc.           21,500         597,915
----------------------------------------------------------------
J.P. Morgan Chase & Co.                 70,000       1,680,000
----------------------------------------------------------------
Lehman Brothers Holdings, Inc.           4,300         229,147
----------------------------------------------------------------
MBNA Corp.                              36,200         688,524

                                                  Market Value
                                        Shares      See Note 1
----------------------------------------------------------------
Diversified Financials Continued
Morgan Stanley                          34,500    $  1,377,240
----------------------------------------------------------------
New Century Financial Corp.              4,400         111,716
----------------------------------------------------------------
Providian Financial Corp. 1              4,500          29,205
----------------------------------------------------------------
Stilwell Financial, Inc.                13,500         176,445
                                                 ---------------
                                                    14,697,481

----------------------------------------------------------------
Insurance--5.8%
ACE Ltd.                                19,200         563,328
----------------------------------------------------------------
AFLAC, Inc.                             13,100         394,572
----------------------------------------------------------------
Allstate Corp.                          20,000         739,800
----------------------------------------------------------------
American International Group, Inc.      38,237       2,212,010
----------------------------------------------------------------
Berkley (W.R.) Corp.                     1,900          75,259
----------------------------------------------------------------
Chubb Corp.                             16,100         840,420
----------------------------------------------------------------
CNA Financial Corp. 1                      600          15,360
----------------------------------------------------------------
Fidelity National Financial, Inc.       15,596         512,017
----------------------------------------------------------------
Loews Corp.                             20,400         906,984
----------------------------------------------------------------
Marsh & McLennan Cos., Inc.                400          18,484
----------------------------------------------------------------
MBIA, Inc.                               8,750         383,775
----------------------------------------------------------------
MetLife, Inc.                           30,400         822,016
----------------------------------------------------------------
Nationwide Financial
Services, Inc., Cl. A                    4,100         117,465
----------------------------------------------------------------
Partnerre Holdings Ltd.                  1,200          62,184
----------------------------------------------------------------
Phoenix Cos., Inc. (The)                 1,500          11,400
----------------------------------------------------------------
Progressive Corp.                       15,300         759,339
----------------------------------------------------------------
RenaissanceRe Holdings Ltd.              6,300         249,480
----------------------------------------------------------------
Safeco Corp.                             5,900         204,553
----------------------------------------------------------------
St. Paul Cos., Inc.                     10,700         364,335
----------------------------------------------------------------
Travelers Property Casualty
Corp., Cl. B 1                           8,630         126,430
----------------------------------------------------------------
XL Capital Ltd., Cl. A                   2,100         162,225
                                                 ---------------
                                                     9,541,436

----------------------------------------------------------------
Real Estate--0.1%
----------------------------------------------------------------
Equity Office Properties Trust           8,600         214,828
----------------------------------------------------------------
FBR Asset Investment Corp.                 600          20,340
                                                  --------------
                                                       235,168

----------------------------------------------------------------
Health Care--11.4%
----------------------------------------------------------------
Biotechnology--0.5%
Affymetrix, Inc. 1                       3,400          77,826
----------------------------------------------------------------
Amgen, Inc. 1                            3,400         164,356
----------------------------------------------------------------
Gilead Sciences, Inc. 1                 12,800         435,200
----------------------------------------------------------------
Myriad Genetics, Inc. 1                  4,000          58,400
                                                  --------------
                                                       735,782

----------------------------------------------------------------
Health Care Equipment & Supplies--0.9%
Baxter International, Inc.              26,300         736,400
----------------------------------------------------------------
Bio-Rad Laboratories, Inc., Cl. A 1        600          23,220

                              8 | GROWTH PORTFOLIO

                                                  Market Value
                                        Shares      See Note 1
----------------------------------------------------------------
Health Care Equipment & Supplies Continued
Cooper Cos., Inc. (The)                  4,400    $    110,088
----------------------------------------------------------------
Guidant Corp. 1                         17,900         552,215
----------------------------------------------------------------
Medtronic, Inc.                          3,000         136,800
                                                  --------------
                                                     1,558,723

----------------------------------------------------------------
Health Care Providers & Services--1.5%
Aetna, Inc.                             12,400         509,888
----------------------------------------------------------------
Apria Healthcare Group, Inc. 1           4,100          91,184
----------------------------------------------------------------
Cigna Corp.                             10,000         411,200
----------------------------------------------------------------
Covance, Inc. 1                          2,500          61,475
----------------------------------------------------------------
HCA, Inc.                               11,500         477,250
----------------------------------------------------------------
Healthsouth Corp. 1                     16,600          69,720
----------------------------------------------------------------
LifePoint Hospitals, Inc. 1                300           8,979
----------------------------------------------------------------
Oxford Health Plans, Inc. 1             18,800         685,260
----------------------------------------------------------------
Pediatrix Medical Group, Inc. 1          4,700         188,282
----------------------------------------------------------------
Per-Se Technologies, Inc. 1              1,900          17,041
----------------------------------------------------------------
Sierra Health Services, Inc. 1           2,400          28,824
                                                  --------------
                                                     2,549,103

----------------------------------------------------------------
Pharmaceuticals--8.5%
Abbott Laboratories                     22,900         916,000
----------------------------------------------------------------
Bristol-Myers Squibb Co.                 9,100         210,665
----------------------------------------------------------------
Eli Lilly & Co.                     12,900         819,150
----------------------------------------------------------------
Forest Laboratories, Inc. 1              1,200         117,864
----------------------------------------------------------------
Johnson & Johnson                   46,218       2,482,369
----------------------------------------------------------------
Merck & Co., Inc.                   51,700       2,926,737
----------------------------------------------------------------
Pfizer, Inc.                           152,925       4,674,917
----------------------------------------------------------------
Pharmaceutical Resources, Inc. 1         1,400          41,720
----------------------------------------------------------------
Pharmacia Corp.                         32,100       1,341,780
----------------------------------------------------------------
Schering-Plough Corp.                   19,800         439,560
----------------------------------------------------------------
Taro Pharmaceutical Industries Ltd. 1    3,600         135,360
                                                  --------------
                                                    14,106,122

----------------------------------------------------------------
Industrials--9.0%
----------------------------------------------------------------
Aerospace & Defense--1.7%
Boeing Co.                              36,700       1,210,733
----------------------------------------------------------------
Goodrich Corp.                          18,900         346,248
----------------------------------------------------------------
Honeywell International, Inc.           43,100       1,034,400
----------------------------------------------------------------
InVision Technologies, Inc. 1            4,600         121,256
----------------------------------------------------------------
Precision Castparts Corp.                  900          21,825
----------------------------------------------------------------
Raytheon Co.                             1,000          30,750
                                                  --------------
                                                     2,765,212

----------------------------------------------------------------
Air Freight & Couriers--0.9%
FedEx Corp.                             22,400       1,214,528
----------------------------------------------------------------
United Parcel Service, Inc., Cl. B       4,100         258,628
                                                  --------------
                                                     1,473,156

                                                  Market Value
                                        Shares      See Note 1
----------------------------------------------------------------
Airlines--0.1%
AMR Corp. 1                             13,600    $     89,760
----------------------------------------------------------------
Continental Airlines, Inc., Cl. B        6,000          43,500
                                                  --------------
                                                       133,260

----------------------------------------------------------------
Building Products--0.4%
ElkCorp                                    500           8,650
----------------------------------------------------------------
Lennox International, Inc.                 700           8,785
----------------------------------------------------------------
Masco Corp.                             32,600         686,230
                                                  --------------
                                                       703,665

----------------------------------------------------------------
Commercial Services & Supplies--1.4%
Convergys Corp. 1                        8,600         130,290
----------------------------------------------------------------
Deluxe Corp.                             4,300         181,030
----------------------------------------------------------------
First Data Corp.                        26,700         945,447
----------------------------------------------------------------
H&R Block, Inc.                     18,000         723,600
----------------------------------------------------------------
Harland (John H.) Co.                      100           2,213
----------------------------------------------------------------
Iron Mountain, Inc. 1                    1,200          39,612
----------------------------------------------------------------
ITT Educational Services, Inc. 1         2,100          49,455
----------------------------------------------------------------
Pittston Brink's Group                   1,000          18,480
----------------------------------------------------------------
Regis Corp.                                700          18,193
----------------------------------------------------------------
Right Management Consultants, Inc. 1       675           8,944
----------------------------------------------------------------
Waste Management, Inc.                   9,900         226,908
                                                  --------------
                                                     2,344,172

----------------------------------------------------------------
Construction & Engineering--0.0%
EMCOR Group, Inc. 1                        300          15,903
----------------------------------------------------------------
Electrical Equipment--0.2%
----------------------------------------------------------------
Emerson Electric Co.                     4,700         238,995
----------------------------------------------------------------
Molex, Inc., Cl. A                       5,300         105,417
----------------------------------------------------------------
Rockwell Automation, Inc.                  100           2,071
                                                  --------------
                                                       346,483

----------------------------------------------------------------
Industrial Conglomerates--3.1%
3M Co.                                   6,600         813,780
----------------------------------------------------------------
Carlisle Cos., Inc.                      1,000          41,380
----------------------------------------------------------------
General Electric Co.                   175,900       4,283,165
                                                  --------------
                                                     5,138,325

----------------------------------------------------------------
Machinery--0.5%
Cummins, Inc.                            4,200         118,146
----------------------------------------------------------------
Deere & Co.                            300          13,755
----------------------------------------------------------------
EnPro Industries, Inc. 1                 1,340           5,360
----------------------------------------------------------------
Ingersoll-Rand Co., Cl. A               12,600         542,556
----------------------------------------------------------------
Navistar International Corp. 1           1,300          31,603
----------------------------------------------------------------
Oshkosh Truck Corp.                        100           6,150
----------------------------------------------------------------
Timken Co.                               1,500          28,650
                                                  --------------
                                                       746,220

                              9 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Continued

                                                  Market Value
                                        Shares      See Note 1
----------------------------------------------------------------
Road & Rail--0.7%
Burlington Northern Santa Fe Corp.       7,900    $    205,479
----------------------------------------------------------------
CNF Transportation, Inc.                   500          16,620
----------------------------------------------------------------
CSX Corp.                               10,600         300,086
----------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc. 1     900          26,370
----------------------------------------------------------------
Norfolk Southern Corp.                  21,100         421,789
----------------------------------------------------------------
Union Pacific Corp.                      3,100         185,597
                                                  --------------
                                                     1,155,941

----------------------------------------------------------------
Information Technology--12.5%
----------------------------------------------------------------
Communications Equipment--1.3%
Brocade Communications Systems, Inc.    29,000         120,060
----------------------------------------------------------------
Cisco Systems, Inc. 1                   68,100         892,110
----------------------------------------------------------------
McData Corp., Cl. A 1                    1,534          10,891
----------------------------------------------------------------
Motorola, Inc.                         118,100       1,021,565
----------------------------------------------------------------
Scientific-Atlanta, Inc.                11,000         130,460
----------------------------------------------------------------
Tellium, Inc. 1                            900             576
----------------------------------------------------------------
UTStarcom, Inc. 1                        3,000          59,490
                                                  --------------
                                                     2,235,152

----------------------------------------------------------------
Computers & Peripherals--3.6%
Dell Computer Corp. 1                   52,100       1,393,154
----------------------------------------------------------------
EMC Corp. 1                            112,800         692,592
----------------------------------------------------------------
Handspring, Inc. 1                         100              95
----------------------------------------------------------------
International Business Machines Corp.   35,800       2,774,500
----------------------------------------------------------------
Lexmark International, Inc., Cl. A 1     8,000         484,000
----------------------------------------------------------------
Maxtor Corp. 1                           2,800          14,168
----------------------------------------------------------------
SanDisk Corp. 1                          5,800         117,740
----------------------------------------------------------------
StorageNetworks, Inc. 1                    200             232
----------------------------------------------------------------
Sun Microsystems, Inc. 1               162,100         504,131
                                                  --------------
                                                     5,980,612

----------------------------------------------------------------
Electronic Equipment & Instruments--0.5%
Agilent Technologies, Inc. 1            16,400         294,544
----------------------------------------------------------------
Avnet, Inc. 1                            9,900         107,217
----------------------------------------------------------------
Benchmark Electronics, Inc. 1            5,500         157,630
----------------------------------------------------------------
Photon Dynamics, Inc. 1                  2,900          66,120
----------------------------------------------------------------
Solectron Corp. 1                       49,900         177,145
                                                  --------------
                                                       802,656

----------------------------------------------------------------
Internet Software & Services--0.1%
Check Point Software
Technologies Ltd. 1                     12,100         156,937
----------------------------------------------------------------
Websense, Inc. 1                         1,000          21,361
                                                  --------------
                                                       178,298

                                                  Market Value
                                        Shares      See Note 1
----------------------------------------------------------------
Office Electronics--0.3%
Ikon Office Solutions, Inc.              2,700    $     19,305
----------------------------------------------------------------
Xerox Corp. 1                           54,300         437,115
                                                  --------------
                                                       456,420

----------------------------------------------------------------
Semiconductor Equipment & Products--2.3%
Atmel Corp. 1                           38,500          85,855
----------------------------------------------------------------
Cypress Semiconductor Corp. 1           10,700          61,204
----------------------------------------------------------------
ESS Technology, Inc. 1                   9,600          60,384
----------------------------------------------------------------
Integrated Device Technology, Inc. 1     8,900          74,493
----------------------------------------------------------------
Intel Corp.                            167,500       2,607,975
----------------------------------------------------------------
National Semiconductor Corp. 1          16,100         241,661
----------------------------------------------------------------
Rambus, Inc. 1                           7,100          47,641
----------------------------------------------------------------
RF Micro Devices, Inc. 1                14,000         102,620
----------------------------------------------------------------
Silicon Laboratories, Inc. 1             6,300         120,204
----------------------------------------------------------------
Skyworks Solutions, Inc. 1              13,900         119,818
----------------------------------------------------------------
Teradyne, Inc. 1                        17,100         222,471
                                                  --------------
                                                     3,744,326

----------------------------------------------------------------
Software--4.4%
Amdocs Ltd. 1                            9,900          97,218
----------------------------------------------------------------
Cadence Design Systems, Inc. 1          11,900         140,301
----------------------------------------------------------------
Citrix Systems, Inc. 1                  12,400         152,768
----------------------------------------------------------------
Documentum, Inc. 1                         600           9,396
----------------------------------------------------------------
Electronic Arts, Inc. 1                 11,600         577,332
----------------------------------------------------------------
FactSet Research Systems, Inc.           1,000          28,270
----------------------------------------------------------------
Microsoft Corp. 1                       93,000       4,808,100
----------------------------------------------------------------
Oracle Corp. 1                         121,500       1,312,200
----------------------------------------------------------------
Sybase, Inc. 1                             700           9,380
----------------------------------------------------------------
Take-Two Interactive Software, Inc. 1    8,100         190,269
                                                  --------------
                                                     7,325,234

----------------------------------------------------------------
Materials--3.5%
----------------------------------------------------------------
Chemicals--1.1%
Air Products & Chemicals, Inc.         200           8,550
----------------------------------------------------------------
Dow Chemical Co.                        21,600         641,520
----------------------------------------------------------------
Du Pont (E.I.) de Nemours & Co.     20,100         852,240
----------------------------------------------------------------
Georgia Gulf Corp.                         200           4,628
----------------------------------------------------------------
Hercules, Inc. 1                           400           3,520
----------------------------------------------------------------
IMC Global, Inc.                         7,100          75,757
----------------------------------------------------------------
OM Group, Inc.                           8,600          59,168
----------------------------------------------------------------
Praxair, Inc.                              600          34,662
----------------------------------------------------------------
Rohm & Haas Co.                      7,800         253,344
                                                  --------------
                                                     1,933,389

                             10 | GROWTH PORTFOLIO

                                                  Market Value
                                        Shares      See Note 1
----------------------------------------------------------------
Containers & Packaging--0.3%
Ball Corp.                               7,100    $    363,449
----------------------------------------------------------------
Crown Cork & Seal Co., Inc. 1        8,000          63,600
----------------------------------------------------------------
Owens-Illinois, Inc. 1                   3,800          55,404
                                                  --------------
                                                       482,453

----------------------------------------------------------------
Metals & Mining--1.1%
AK Steel Holding Corp. 1                   900           7,200
----------------------------------------------------------------
Alcan, Inc.                             25,900         764,568
----------------------------------------------------------------
Alcoa, Inc.                             35,800         815,524
----------------------------------------------------------------
Meridian Gold, Inc. 1                    3,900          68,757
----------------------------------------------------------------
Phelps Dodge Corp. 1                       600          18,990
----------------------------------------------------------------
Quanex Corp.                               300          10,050
----------------------------------------------------------------
United States Steel Corp.                9,800         128,576
                                                  --------------
                                                     1,813,665

----------------------------------------------------------------
Paper & Forest Products--1.0%
Boise Cascade Corp.                      1,300          32,786
----------------------------------------------------------------
International Paper Co.                 22,400         783,328
----------------------------------------------------------------
Weyerhaeuser Co.                        16,800         826,728
                                                  --------------
                                                     1,642,842

----------------------------------------------------------------
Telecommunication Services--5.0%
----------------------------------------------------------------
Diversified Telecommunication Services--4.7%
BellSouth Corp.                         64,600       1,671,202
----------------------------------------------------------------
Citizens Communications Co. 1            2,200          23,210
----------------------------------------------------------------
Qwest Communications
International, Inc. 1                   22,600         113,000
----------------------------------------------------------------
SBC Communications, Inc.               107,600       2,917,036
----------------------------------------------------------------
Sprint Corp. (Fon Group)                10,400         150,592
----------------------------------------------------------------
Verizon Communications, Inc.            74,400       2,883,000
                                                  --------------
                                                     7,758,040

----------------------------------------------------------------
Wireless Telecommunication Services--0.3%
----------------------------------------------------------------
AT&T Corp.                          16,880         440,737
----------------------------------------------------------------
Metro One Telecommunication, Inc. 1        250           1,612
----------------------------------------------------------------
Sprint Corp. (PCS Group) 1              22,600          98,988
----------------------------------------------------------------
Telephone & Data Systems, Inc.         300          14,106
                                                  --------------
                                                       555,443

----------------------------------------------------------------
Utilities--3.3%
----------------------------------------------------------------
Electric Utilities--3.1%
CenterPoint Energy, Inc.                11,200          95,200
----------------------------------------------------------------
Consolidated Edison Co. of
New York, Inc.                           3,500         149,870

                                                  Market Value
                                        Shares      See Note 1
----------------------------------------------------------------
Electric Utilities Continued
Constellation Energy Group, Inc.        14,600    $    406,172
----------------------------------------------------------------
Entergy Corp.                           16,700         761,353
----------------------------------------------------------------
Exelon Corp.                            33,275       1,755,922
----------------------------------------------------------------
FirstEnergy Corp.                       29,500         972,615
----------------------------------------------------------------
FPL Group, Inc.                          9,000         541,170
----------------------------------------------------------------
PG&E Corp. 1                         9,400         130,660
----------------------------------------------------------------
Progress Energy, Inc.                    5,900         255,765
----------------------------------------------------------------
Wisconsin Energy Corp.                   3,800          95,760
                                                  --------------
                                                     5,164,487

----------------------------------------------------------------
Gas Utilities--0.2%
Kinder Morgan Management LLC             4,415         139,470
----------------------------------------------------------------
Nicor, Inc.                              2,200          74,866
----------------------------------------------------------------
Peoples Energy Corp.                       900          34,785
                                                  --------------
                                                       249,121
                                                  --------------
Total Common Stocks
(Cost $186,704,422)                                162,231,273

----------------------------------------------------------------
Preferred Stocks--0.0%
Wachovia Corp., Dividend
Equalization Preferred Shares 2
(Cost $0)                                2,000             250

                                     Principal
                                        Amount
----------------------------------------------------------------
Joint Repurchase Agreements--1.4%
Undivided interest of 6.66% in joint repurchase
agreement (Market Value $34,023,000) with
Zion Bank/Capital Markets Group, 1.10%,
dated 12/31/02, to be repurchased at
$2,266,138 on 1/2/03, collateralized by
U.S. Treasury Bonds, 1.75%, 12/31/04,
with a value of $34,713,488
(Cost $2,266,000)                   $2,266,000       2,266,000
----------------------------------------------------------------
Total Investments, at Value
(Cost $188,970,422)                       99.4%    164,497,523
----------------------------------------------------------------
Other Assets Net of Liabilities            0.6         995,837
                                     ---------------------------
Net Assets                               100.0%   $165,493,360
                                     ===========================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid--See Note 7 of Notes to Financial
Statements.

See accompanying Notes to Financial Statements.

                             11 | GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2002

--------------------------------------------------------------------------------
Assets

Investments, at value (cost $188,970,422)--see accompanying
statement                  $164,497,523
--------------------------------------------------------------------------------
Cash
1,119
--------------------------------------------------------------------------------
Receivables and other assets:
Investments
sold
1,301,471
Interest and
dividends
258,450
Shares of capital stock
sold                                                                  6,254
Other
4,713

-------------
Total
assets
166,069,530

--------------------------------------------------------------------------------
Liabilities
Payables and other liabilities:
Investments
purchased
476,666
Shares of capital stock
redeemed                                                             49,482
Shareholder
reports
31,137
Transfer and shareholder servicing agent
fees                                                   433
Directors'
compensation
374
Other
18,078

-------------
Total
liabilities
576,170

--------------------------------------------------------------------------------
Net
Assets
$165,493,360

=============

--------------------------------------------------------------------------------
Composition of Net Assets
Par value of shares of capital
stock                                                   $    119,211
--------------------------------------------------------------------------------
Additional paid-in
capital
291,076,205
--------------------------------------------------------------------------------
Undistributed net investment
income                                                       1,919,098
--------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency
transactions         (103,148,232)
--------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign
currencies                                           (24,472,922)

-------------
Net Assets--applicable to 119,211,352 shares of capital stock
outstanding              $165,493,360

=============

--------------------------------------------------------------------------------
Net Asset Value, Redemption Price Per Share and Offering Price Per
Share                      $1.39

See accompanying Notes to Financial Statements.

                             12 | GROWTH PORTFOLIO

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2002

--------------------------------------------------------------------------------
Investment Income

Dividends (net of foreign withholding taxes of $14,684)
$3,254,858
--------------------------------------------------------------------------------
Interest
82,051

-------------
Total investment income
3,336,909

--------------------------------------------------------------------------------
Expenses
Management fees
1,274,199
--------------------------------------------------------------------------------
Shareholder reports
49,576
--------------------------------------------------------------------------------
Accounting service fees
15,000
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees
10,431
--------------------------------------------------------------------------------
Directors' compensation
6,531
--------------------------------------------------------------------------------
Custodian fees and expenses
2,555
--------------------------------------------------------------------------------
Other
23,721

-------------
Total expenses
1,382,013
Less reduction to custodian
expenses                                             (180)

-------------
Net expenses
1,381,833

--------------------------------------------------------------------------------
Net Investment Income
1,955,076

--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized loss on:
Investments
(30,263,916)
Closing of futures contracts
(371,440)
Foreign currency transactions
(88,865)

-------------
Net realized loss
(30,724,221)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments
(14,217,163)
Translation of assets and liabilities denominated in foreign currencies
127,609

-------------
Net change
(14,089,554)

-------------
Net realized and unrealized loss
(44,813,775)

--------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations
$(42,858,699)

=============

See accompanying Notes to Financial Statements.

                             13 | GROWTH PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended December
31,
2002            2001
--------------------------------------------------------------------------------
Operations

Net investment
income
$1,955,076    $  2,067,228
--------------------------------------------------------------------------------
Net realized
loss
(30,724,221)    (38,720,140)
--------------------------------------------------------------------------------
Net change in unrealized appreciation
(depreciation)                              (14,089,554)      4,006,669

-----------------------------
Net decrease in net assets resulting from
operations                              (42,858,699)    (32,646,243)

--------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
Dividends from net investment
income                                               (2,049,068)     (3,553,353)

--------------------------------------------------------------------------------
Capital Stock Transactions
Net decrease in net assets resulting from capital stock
transactions              (32,173,478)    (54,436,409)

--------------------------------------------------------------------------------
Net Assets
Total
decrease
(77,081,245)    (90,636,005)
--------------------------------------------------------------------------------
Beginning of
period
242,574,605     333,210,610

-----------------------------
End of period [including undistributed net investment income of
$1,919,098 and $2,018,034,
respectively]                                         $165,493,360
$242,574,605

=============================

See accompanying Notes to Financial Statements.

                             14 | GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Year Ended December 31,                                    2002
2001          2000          1999          1998
--------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period                     $ 1.73        $
1.96        $ 2.99        $ 3.27        $ 3.45
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .02
..02           .03           .05           .04
Net realized and unrealized gain (loss)                    (.34)
(.23)         (.35)         (.17)          .26

-----------------------------------------------------------------
Total from investment operations                           (.32)
(.21)         (.32)         (.12)          .30
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.02)
(.02)         (.05)         (.04)         (.04)
Distributions from net realized gain                         --
--          (.66)         (.12)         (.44)

-----------------------------------------------------------------
Total dividends and/or distributions to shareholders       (.02)
(.02)         (.71)         (.16)         (.48)
--------------------------------------------------------------------------------
Net asset value, end of period                            $1.39
$1.73         $1.96         $2.99         $3.27

=================================================================

--------------------------------------------------------------------------------
Total Return, at Net Asset Value 1                       (18.97)%
(10.61)%      (12.66)%       (3.76)%        8.43%

--------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)               $165,493
$242,575      $333,211      $668,139      $918,871
--------------------------------------------------------------------------------
Average net assets (in thousands)                      $203,660
$273,890      $460,272      $808,715      $877,874
--------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                      0.96%
0.75%         0.78%         1.28%         1.16%
Expenses                                                   0.68%
0.64%         0.59%         0.53%         0.53% 3
--------------------------------------------------------------------------------
Portfolio turnover rate                                      88%
76%          118%          132%           98%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                             15 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. Significant Accounting Policies
Growth Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc. (the
Company) which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek a high total return. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are
sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor.
The
following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
Securities Valuation.
Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio’s assets are valued.
In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the
Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term money market type#148; debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Portfolio are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange.
Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
The
effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio’s Statement of Operations.

--------------------------------------------------------------------------------
Joint Repurchase
Agreements. The Portfolio, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.
Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
Federal Taxes. The
Portfolio intends to continue to comply with provisions of the Internal Revenue
Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

As of December 31, 2002,
the Portfolio had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                              -------------------------
                              2008          $32,898,936
                              2009           38,285,188
                              2010           28,419,014
                                            -----------
                              Total         $99,603,138
                                            ===========

During the fiscal year
ended December 31, 2002, the Portfolio did not utilize any capital loss carryforward.

As
of December 31, 2002, the Portfolio had approximately $921,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011. Additionally, the Portfolio had approximately
$9,000 of post-October foreign currency losses which were deferred. If unutilized by the Portfolio in the following fiscal year, such losses will expire.

                             16 | GROWTH PORTFOLIO

--------------------------------------------------------------------------------
Dividends and Distributions
to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Dividends
and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

The
Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended
December 31, 2002, amounts have been reclassified to reflect a decrease in undistributed net investment income of $4,944. Accumulated net realized loss on investments was decreased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

The tax character of
distributions paid during the years ended December 31, 2002 and December 31,
2001 was as follows:

                                              Year Ended            Year Ended
                                       December 31, 2002     December 31, 2001
       -----------------------------------------------------------------------
       Distributions paid from:
       Ordinary income                        $2,049,068            $3,553,353
       Long-term capital gain                         --                    --
       Return of capital                              --                    --
                                              --------------------------------
       Total                                  $2,049,068            $3,553,353
                                              ================================

As of December 31, 2002,
the components of distributable earnings on a tax basis were as follows:

                 Undistributed net investment income      $   1,919,098
                 Accumulated net realized loss             (103,148,232)
                 Net unrealized depreciation                (24,472,922)
                                                          -------------
                 Total                                    $(125,702,056)
                                                          =============

--------------------------------------------------------------------------------
Investment Income. Dividend
income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                             17 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
2. Shares of Capital Stock
The Portfolio has
authorized 510 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                              Year Ended December 31,
2002       Year Ended December 31, 2001
                                                  Shares
Amount           Shares            Amount
--------------------------------------------------------------------------------

Sold                                           3,791,596      $
6,099,968        5,192,716      $  9,276,909
Dividends and/or distributions reinvested      1,164,242
2,049,068        2,042,156         3,553,353
Redeemed                                     (25,761,205)      (40,322,514)
(37,333,091)      (67,266,671)

-----------------------------------------------------------------
Net decrease                                 (20,805,367)     $(32,173,478)
(30,098,219)     $(54,436,409)

=================================================================

--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2002, were
$176,096,821 and $205,943,799, respectively.

As of December 31, 2002,
unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $191,592,209 was composed of:

          Gross unrealized appreciation      $  3,412,356
          Gross unrealized depreciation       (30,507,042)
                                             ------------
          Net unrealized depreciation        $(27,094,686)
                                             ============

The difference between
book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio which provides for a fee of
0.625% of the first $300 million of average daily net assets of the Portfolio,
0.50% of the next $100 million, and 0.45% of average daily net assets over $400 million.
--------------------------------------------------------------------------------
Accounting Fees. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The
Portfolio pays OFS a $19.75 per account fee.
Additionally,
funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

OFS
has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. Foreign Currency Contracts
A foreign currency contract
is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Portfolio may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Portfolio include the potential inability of the counterparty to meet the terms of the contract.

                             18 | GROWTH PORTFOLIO

The
net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and
Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The
Portfolio may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

--------------------------------------------------------------------------------
6. Futures Contracts
A futures contract is a
commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices
“financial futures” or debt securities “interest rate futures” in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

The
Portfolio generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The
Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The
Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

--------------------------------------------------------------------------------
7. Illiquid Securities
As of December 31, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time.
The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of December
31, 2002 was $250, which representsless than 0.01% of the Fund’s net assets.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
To the Board of Directors and Shareholders of Oppenheimer International
Growth Fund/VA:

   We have audited the accompanying statement of assets and liabilities of
Oppenheimer International Growth Fund/VA (which is a series of Panorama Series
Fund, Inc.), including the statement of investments, as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.

   We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer International Growth Fund/VA as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

/s/ Deloitte & Touhche LLP

Denver, Colorado
January 23, 2003

                 5 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2002
--------------------------------------------------------------------------------

                                                   Market Value
                                          Shares     See Note 1
----------------------------------------------------------------
 Common Stocks--97.4%
----------------------------------------------------------------
 Consumer Discretionary--10.8%
----------------------------------------------------------------
 Auto Components--0.2%
 Sauer-Danfoss, Inc.                      12,900   $    101,910
----------------------------------------------------------------
 Automobiles--1.4%
 Ducati Motor Holding SpA 1              191,000        359,781
----------------------------------------------------------------
 Porsche AG, Preferred                     1,235        513,220
                                                   -------------
                                                        873,001

----------------------------------------------------------------
 Household Durables--2.8%
 Groupe SEB SA                            15,530      1,378,742
----------------------------------------------------------------
 Thomson (ex-TMM) 1                       21,950        374,538
                                                   -------------
                                                      1,753,280

----------------------------------------------------------------
 Internet & Catalog Retail--2.0%
 Aucnet, Inc.                             15,800        113,171
----------------------------------------------------------------
 LG Home Shopping, Inc.                   20,190      1,174,579
                                                   -------------
                                                      1,287,750

----------------------------------------------------------------
 Leisure Equipment & Products--0.5%
 Koei Co. Ltd.                            12,732        313,284
----------------------------------------------------------------
 Media--3.9%
 British Sky Broadcasting Group plc 1     34,381        353,686
----------------------------------------------------------------
 Grupo Televisa SA, Sponsored GDR 1       21,500        600,495
----------------------------------------------------------------
 Reed Elsevier plc 2                      38,340        328,370
----------------------------------------------------------------
 Sogecable SA 1                           41,900        375,942
----------------------------------------------------------------
 Wolters Kluwer NV                        20,121        350,509
----------------------------------------------------------------
 Zee Telefilms Ltd.                      237,500        482,925
                                                   -------------
                                                      2,491,927

----------------------------------------------------------------
 Consumer Staples--0.6%
----------------------------------------------------------------
 Personal Products--0.6%
 Wella AG, Preference, Non-Vtg.            5,810        347,530
----------------------------------------------------------------
 Energy--3.1%
----------------------------------------------------------------
 Energy Equipment & Services--2.6%
 Expro International Group plc           121,740        725,160
----------------------------------------------------------------
 Technip-Coflexip SA, Sponsored ADR       50,875        906,084
                                                   -------------
                                                      1,631,244

----------------------------------------------------------------
 Oil & Gas--0.5%
 Tsakos Energy Navigation Ltd.            20,900        323,114
----------------------------------------------------------------
 Financials--13.4%
----------------------------------------------------------------
 Banks--5.2%
 Anglo Irish Bank Corp.                  136,100        968,342
----------------------------------------------------------------
 Banco Popolare di Verona e
 Novara Scrl 1                            67,000        747,393
----------------------------------------------------------------
 Espirito Santo Financial Group, ADR      26,563        444,665
----------------------------------------------------------------
 Royal Bank of Scotland Group plc (The)   32,030        767,289
----------------------------------------------------------------
 Uniao de Bancos Brasileiros SA
 (Unibanco), Sponsored ADR                33,200        363,540
                                                   -------------
                                                      3,291,229

                                                   Market Value
                                          Shares     See Note 1
----------------------------------------------------------------
 Diversified Financials--8.2%
 3i Group plc                             51,310   $    458,452
----------------------------------------------------------------
 Ackermans & van Haaren NV                18,700        345,378
----------------------------------------------------------------
 Collins Stewart Ltd.                    223,340      1,143,385
----------------------------------------------------------------
 ICICI Bank Ltd., Sponsored ADR          137,425        893,262
----------------------------------------------------------------
 Marschollek, Lautenschlaeger und
 Partner AG (MLP)                         64,755        638,767
----------------------------------------------------------------
 Van der Moolen Holding NV                78,100      1,680,142
                                                   -------------
                                                      5,159,386

----------------------------------------------------------------
 Health Care--19.1%
----------------------------------------------------------------
 Biotechnology--1.5%
 Cambridge Antibody Technology
 Group plc 1                              19,550        161,616
----------------------------------------------------------------
 Oxford GlycoSciences plc 1               45,474        101,028
----------------------------------------------------------------
 PowderJect Pharmaceuticals plc 1        108,420        706,909
                                                   -------------
                                                        969,553

----------------------------------------------------------------
 Health Care Equipment & Supplies--0.3%
 Biocompatibles International plc 1       30,055         45,966
----------------------------------------------------------------
 Ortivus AB, B Shares 1                   67,700        155,395
                                                   -------------
                                                        201,361

----------------------------------------------------------------
 Health Care Providers & Services--3.3%
 Fresenius AG, Preference                 19,260        736,707
----------------------------------------------------------------
 Nicox SA 1                               89,150      1,309,756
                                                   -------------
                                                      2,046,463

----------------------------------------------------------------
 Pharmaceuticals--14.0%
 Aventis SA 1                             11,010        598,492
----------------------------------------------------------------
 Dr. Reddy's Laboratories Ltd.,
 Sponsored ADR                            62,100      1,200,393
----------------------------------------------------------------
 GlaxoSmithKline plc                      33,720        647,087
----------------------------------------------------------------
 NeuroSearch AS 1                         27,700        197,622
----------------------------------------------------------------
 Novogen Ltd. 1                          634,400      1,200,295
----------------------------------------------------------------
 Pliva d.d., GDR 3                       110,900      1,574,780
----------------------------------------------------------------
 Sanofi-Synthelabo SA                     19,320      1,180,984
----------------------------------------------------------------
 Shionogi & Co. Ltd.                      49,945        706,225
----------------------------------------------------------------
 Shire Pharmaceuticals Group plc 1        41,790        267,429
----------------------------------------------------------------
 SkyePharma plc 1                      1,898,860      1,268,645
                                                   -------------
                                                      8,841,952

----------------------------------------------------------------
 Industrials--23.7%
----------------------------------------------------------------
 Aerospace & Defense--3.9%
 Empresa Brasileira de Aeronautica
 SA (Embraer), Preference                616,126      2,436,657
----------------------------------------------------------------
 Commercial Services & Supplies--5.7%
 Amadeus Global Travel Distribution SA   167,200        689,556
----------------------------------------------------------------
 BTG plc 1                               268,010        487,560
----------------------------------------------------------------
 Buhrmann NV                             121,200        529,099

                 6 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

                                                   Market Value
                                          Shares     See Note 1
----------------------------------------------------------------
 Commercial Services & Supplies Continued
 Magnus Holding NV 1                     128,958   $     48,718
----------------------------------------------------------------
 Prosegur Compania de Seguridad SA        72,100        733,919
----------------------------------------------------------------
 Randstad Holding NV                      76,600        687,284
----------------------------------------------------------------
 Rentokil Initial plc                    119,810        424,341
                                                   -------------
                                                      3,600,477

----------------------------------------------------------------
 Construction & Engineering--4.6%
 Koninklijke Boskalis Westminster NV     142,700      2,885,671
----------------------------------------------------------------
 Electrical Equipment--1.5%
 Ushio, Inc.                              87,000        953,063
----------------------------------------------------------------
 Industrial Conglomerates--2.5%
 Aalberts Industries NV                  101,504      1,576,471
----------------------------------------------------------------
 Machinery--3.7%
 GSI Lumonics, Inc. 1                     93,000        560,790
----------------------------------------------------------------
 Halma plc                               586,290      1,057,132
----------------------------------------------------------------
 Hyundai Heavy Industries Co. Ltd. 1      44,454        714,008
                                                   -------------
                                                      2,331,930

----------------------------------------------------------------
 Transportation Infrastructure--1.8%
 Eurotunnel SA 1                       1,580,470        995,127
----------------------------------------------------------------
 ICTS International NV 1                  20,900        119,966
                                                   -------------
                                                      1,115,093

----------------------------------------------------------------
 Information Technology--21.6%
----------------------------------------------------------------
 Communications Equipment--1.4%
 Telefonaktiebolaget LM Ericsson AB,
 B Shares 1                            1,307,000        915,003
----------------------------------------------------------------
 Computers & Peripherals--1.8%
 Logitech International SA 1              18,438        550,060
----------------------------------------------------------------
 Toshiba Corp. 1                         181,000        567,388
                                                   -------------
                                                      1,117,448

----------------------------------------------------------------
 Electronic Equipment & Instruments--5.1%
 Hamamatsu Photonics K.K.                 61,200      1,103,632
----------------------------------------------------------------
 Imagineer Co. Ltd.                        1,100          5,071
----------------------------------------------------------------
 Keyence Corp.                             3,100        539,437
----------------------------------------------------------------
 Omron Corp.                              59,686        880,176
----------------------------------------------------------------
 Tandberg ASA 1                          117,500        678,426
                                                   -------------
                                                      3,206,742

----------------------------------------------------------------
 IT Consulting & Services--3.3%
 Infosys Technologies Ltd.                15,000      1,492,539
----------------------------------------------------------------
 NIIT Ltd.                               152,900        597,091
                                                   -------------
                                                      2,089,630

----------------------------------------------------------------
 Semiconductor Equipment & Products--4.1%
 ASM International NV 1                   89,100      1,149,390
----------------------------------------------------------------
 Jenoptik AG                             140,285      1,442,708
                                                   -------------
                                                      2,592,098

                                                   Market Value
                                          Shares     See Note 1
----------------------------------------------------------------
 Software--5.9%
 Capcom Co. Ltd.                          18,600        280,089
----------------------------------------------------------------
 Eidos plc 1                             341,790        693,312
----------------------------------------------------------------
 Infogrames Entertainment SA 1           232,797        669,374
----------------------------------------------------------------
 Software AG                              56,036        529,826
----------------------------------------------------------------
 UBI Soft Entertainment SA 1              93,885      1,044,343
----------------------------------------------------------------
 Unit 4 Agresso NV 1                     106,300        493,057
                                                   -------------
                                                      3,710,001

----------------------------------------------------------------
 Telecommunication Services--4.3%
----------------------------------------------------------------
 Diversified Telecommunication Services--2.2%
 BT Group plc                            271,930        853,671
----------------------------------------------------------------
 Videsh Sanchar Nigam Ltd.,
 Sponsored ADR                           126,901        520,294
                                                   -------------
                                                      1,373,965

----------------------------------------------------------------
 Wireless Telecommunication Services--2.1%
 KDDI Corp.                                  258        837,027
----------------------------------------------------------------
 Vodafone Group plc                      286,610        522,551
                                                   -------------
                                                      1,359,578

----------------------------------------------------------------
 Utilities--0.8%
----------------------------------------------------------------
 Electric Utilities--0.8%
 Solidere, GDR 1                         100,000        487,500
                                                   -------------
 Total Common Stocks (Cost $88,745,816)              61,384,311

----------------------------------------------------------------
 Preferred Stocks--0.1%
 Fresenius Medical Care AG, Preferred
 (Cost $72,039)                            2,192         65,903

                                      Principal
                                         Amount
----------------------------------------------------------------
 Joint Repurchase Agreements--3.6%
 Undivided interest of 6.60% in joint
 repurchase agreement (Market Value
 $34,023,000) with Zion Bank/Capital
 Markets Group, 1.10%, dated 12/31/02,
 to be repurchased at $2,246,137 on
 1/2/03, collateralized by U.S. Treasury
 Bonds, 1.75%, 12/31/04, with a value of
 $34,713,488 (Cost $2,246,000)        $2,246,000      2,246,000
----------------------------------------------------------------
 Total Investments, at Value
 (Cost $91,063,855)                         101.1%   63,696,214
----------------------------------------------------------------
 Liabilities in Excess of Other Assets       (1.1)     (695,004)
                                      --------------------------
 Net Assets                                 100.0% $ 63,001,210
                                      ==========================

                 7 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF INVESTMENTS  Continued

Footnotes to Statement of Investments
1. Non-income producing security.
2. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have
been determined to be liquid under guidelines established by the Board of
Directors. These securities amount to $1,574,780 or 2.50% of the Fund's net assets as of December 31, 2002.

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

Geographical Diversification      Market Value        Percent
-------------------------------------------------------------
Great Britain                      $11,013,589          17.3%
The Netherlands                      9,520,305          14.9
France                               8,457,440          13.3
Japan                                6,298,564           9.9
India                                5,186,504           8.1
Germany                              4,274,659           6.7
Brazil                               2,800,197           4.4
United States                        2,347,910           3.7
Korea, Republic of (South)           1,888,587           3.0
Spain                                1,799,418           2.8
Croatia                              1,574,780           2.5
Australia                            1,200,295           1.9
Italy                                1,107,175           1.7
Sweden                               1,070,398           1.7
Norway                               1,001,540           1.6
Ireland                                968,342           1.5
Mexico                                 600,495           0.9
Canada                                 560,790           0.9
Switzerland                            550,060           0.9
Lebanon                                487,500           0.8
Portugal                               444,665           0.7
Belgium                                345,379           0.5
Denmark                                197,622           0.3
                                   --------------------------
Total                              $63,696,214         100.0%
                                   ==========================

See accompanying Notes to Financial Statements.

                 8 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2002
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Assets

Investments, at value (cost $91,063,855)--see accompanying
statement                       $63,696,214
--------------------------------------------------------------------------------
Cash
431
--------------------------------------------------------------------------------
Unrealized appreciation on foreign currency
contracts                                               15
--------------------------------------------------------------------------------
Receivables and other assets:
Interest and
dividends
196,613
Investments
sold
33,390
Shares of capital stock
sold                                                                     9,023
Other
2,668

------------
Total
assets
63,938,354

--------------------------------------------------------------------------------
Liabilities

Unrealized depreciation on foreign currency
contracts                                          141,317
--------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock
redeemed                                                               755,697
Investments
purchased
24,532
Shareholder
reports
9,562
Distribution and service plan
fees                                                                 511
Transfer and shareholder servicing agent
fees                                                      453
Directors'
compensation
367
Other
4,705

------------
Total
liabilities
937,144

--------------------------------------------------------------------------------
Net
Assets
$63,001,210

============

--------------------------------------------------------------------------------
Composition of Net Assets
Par value of shares of capital
stock                                                       $    82,927
--------------------------------------------------------------------------------
Additional paid-in
capital
124,825,016
--------------------------------------------------------------------------------
Undistributed net investment
income                                                            964,065
--------------------------------------------------------------------------------
Accumulated net realized loss on investment and foreign currency
transactions             (35,380,211)
--------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign
currencies                                  (27,490,587)

------------
Net
Assets
$63,001,210

============

--------------------------------------------------------------------------------
Net Asset Value Per Share
Non-Service shares:
Net asset value, redemption price per share and offering price per share
(based
on net assets of $62,090,743 and 81,797,535 shares of capital stock
outstanding)                 $0.76
--------------------------------------------------------------------------------
Service shares:
Net asset value, redemption price per share and offering price per share
(based
on net assets of $910,467 and 1,129,512 shares of capital stock
outstanding)                     $0.81

See accompanying Notes to Financial Statements.

                 9 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2002

--------------------------------------------------------------------------------
Investment Income

Dividends (net of foreign withholding taxes of
$168,399)                                       $  1,878,320
--------------------------------------------------------------------------------
Interest
43,559

-------------
Total investment
income
1,921,879

--------------------------------------------------------------------------------
Expenses
Management
fees
842,180
--------------------------------------------------------------------------------
Distribution and service plan fees--Service
shares                                                    1,331
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service
shares
10,515
Service
shares
463
--------------------------------------------------------------------------------
Shareholder
reports
41,048
--------------------------------------------------------------------------------
Custodian fees and
expenses
33,871
--------------------------------------------------------------------------------
Directors'
compensation
5,540
--------------------------------------------------------------------------------
Other
11,685

-------------
Total
expenses
946,633
Less reduction to custodian
expenses
(529)
Less voluntary waiver of transfer and shareholder servicing agent
fees--Service shares                 (392)

-------------
Net
expenses
945,712

--------------------------------------------------------------------------------
Net Investment
Income
976,167

--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized loss on:
Investments
(14,858,771)
Foreign currency
transactions
(1,865,982)

-------------
Net realized
loss
(16,724,753)

--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments
(21,206,943)
Translation of assets and liabilities denominated in foreign
currencies                          11,949,626

-------------
Net
change
(9,257,317)

-------------
Net realized and unrealized
loss
(25,982,070)

--------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from
Operations                                           $(25,005,903)

=============

See accompanying Notes to Financial Statements.

                 10 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended December
31,
2002              2001
--------------------------------------------------------------------------------
Operations

Net investment income
$   976,167      $   812,167
--------------------------------------------------------------------------------
Net realized loss
(16,724,753)     (15,646,684)
--------------------------------------------------------------------------------
Net change in unrealized depreciation
(9,257,317)     (16,728,344)

-----------------------------
Net decrease in net assets resulting from operations
(25,005,903)     (31,562,861)

--------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Non-Service shares
(649,038)          (2,436)
Service
shares
(1,328)              --
--------------------------------------------------------------------------------
Distributions from net realized gain:
Non-Service
shares
--      (23,429,756)
Service
shares
--               --

--------------------------------------------------------------------------------
Capital Stock Transactions
Net increase (decrease) in net assets resulting from capital stock ransactions:
Non-Service shares
(12,200,129)       9,925,269
Service
shares
923,076          103,291

--------------------------------------------------------------------------------
Net Assets
Total decrease
(36,933,322)     (44,966,493)
--------------------------------------------------------------------------------
Beginning of period
99,934,532      144,901,025

-----------------------------
End of period [including undistributed net investment income of
$964,065 and $620,003, respectively]
$63,001,210      $99,934,532

=============================

See accompanying Notes to Financial Statements.

                 11 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

FINANCIAL HIGHLIGHTS

Non-Service shares    December 31                          2002
2001          2000          1999          1998
--------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period                      $1.07        $
1.74        $ 2.30        $ 1.57        $ 1.36
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .01
..01            -- 1          -- 1         .01
Net realized and unrealized gain (loss)                    (.31)
(.39)         (.11)          .77           .25

---------------------------------------------------------------
Total from investment operations                           (.30)
(.38)         (.11)          .77           .26
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.01)           --
1        (.03)         (.01)         (.01)
Distributions from net realized gain                         --
(.29)         (.42)         (.03)         (.04)

---------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                            (.01)
(.29)         (.45)         (.04)         (.05)
--------------------------------------------------------------------------------
Net asset value, end of period                            $0.76
$1.07         $1.74         $2.30         $1.57

===============================================================

--------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                       (28.51)%
(24.31)%       (9.43)%       50.37%        19.40%

--------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                $62,091      $
99,831      $144,901      $147,345      $103,404
--------------------------------------------------------------------------------
Average net assets (in thousands)                       $83,511
$117,814      $162,028      $107,403      $ 94,651
--------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      1.17%
0.69%         0.24%         0.17%         0.68%
Expenses                                                   1.12%
1.05%         1.17%         1.08%         1.09% 4
--------------------------------------------------------------------------------
Portfolio turnover rate                                      40%
44%           72%          127%           48%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                 12 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Service shares    December
31
2002          2001 1
--------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of
period                                                                   $
1.08        $ 1.22
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income
(loss)
..01            -- 2
Net realized and unrealized
loss
(.27)         (.14)

---------------------
Total from investment
operations
(.26)         (.14)
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment
income
(.01)           --
Distributions from net realized
gain
--            --

---------------------
Total dividends and/or distributions to
shareholders
(.01)           --
--------------------------------------------------------------------------------
Net asset value, end of
period
$0.81         $1.08

=====================

--------------------------------------------------------------------------------
Total Return, at Net Asset Value
3
(24.51)%      (11.48)%

--------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in
thousands)
$910          $103
--------------------------------------------------------------------------------
Average net assets (in
thousands)
$603          $ 36
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income
(loss)
(0.03)%        0.28%
Expenses
1.41%         1.20%
Expenses, net of reduction to custodian expenses and/or voluntary waiver of
transfer agent fees          1.34%         1.20%
--------------------------------------------------------------------------------
Portfolio turnover
rate
40%           44%

1. For the period from March 19, 2001 (inception of offering) to December 31,
2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Total
returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                 13 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer International
Growth Fund/VA (the Fund) is a series of Panorama Series Fund, Inc. (the
Company), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek long-term growth of capital by investing under normal circumstances, at least 90% of its assets in equity securities of companies wherever located, the primary stock market of which is outside the
United States. The Fund’s investment advisor is OppenheimerFunds, Inc. (the
Manager). Shares of the Fund are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of
Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor.

        The
Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.

        The
following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation.
Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the
Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term “money market type” debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained
in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
        The
effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

--------------------------------------------------------------------------------
Joint Repurchase
Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.
Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
Allocation of Income,
Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class.
Operating expenses directly attributable to a specific class are charged against the operations of that class.

                 14 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Federal Taxes. The Fund
intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

As of December 31, 2002, the Fund had available for federal income tax purposes
unused capital loss carryforwards as follows:

                              Expiring

                              2009          $16,530,049
                              2010           12,564,594

                              Total         $29,094,643
                                            ===========

During the fiscal year
ended December 31, 2002, the Fund did not utilize any capital loss carryforward.

        As
of December 31, 2002, the Fund had approximately $5,845,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011. Additionally, the Fund had approximately
$164,000 of post-October foreign currency losses which were deferred. If unutilized by the Fund in the following fiscal year, such losses will expire.

--------------------------------------------------------------------------------
Dividends and Distributions
to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Dividends
and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

        The
Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended
December 31, 2002, amounts have been reclassified to reflect an increase in undistributed net investment income of $18,261. Accumulated net realized loss on investments was increased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

The tax character of
distributions paid during the years ended December 31, 2002 and December 31,
2001 was as follows:

                                                       Year
Ended               Year Ended
                                                December 31, 2002
December 31, 2001

--------------------------------------------------------------------------

                Distributions paid from:
                Ordinary income
$650,366              $13,578,101
                Long-term capital gain
--                9,854,091
                Return of capital
--                       --

---------------------------------
                Total
$650,366              $23,432,192

=================================

As of December 31, 2002,
the components of distributable earnings on a tax basis were as follows:

                 Undistributed net investment income $    964,065
                 Accumulated net realized loss        (35,380,211)
                 Net unrealized depreciation          (27,490,587)
                                                     ------------
                 Total                               $(61,906,733)
                                                     ============

                 15 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. Shares of Capital Stock
The Fund has authorized 160 million shares of $0.001 par value capital stock of
each class. Transactions in shares of capital stock were as follows:

                                                        Year Ended December
31, 2002       Year Ended December 31, 2001 1
                                                            Shares
Amount           Shares            Amount
--------------------------------------------------------------------------------
Non-Service shares

Sold                                                   341,815,040     $
332,416,733      190,493,161      $224,286,344
Dividends and/or distributions reinvested                  590,034
649,038       18,745,753        23,432,192
Redeemed                                              (353,484,720)
(345,265,900)    (199,740,358)     (237,793,267)

-------------------------------------------------------------------
Net increase (decrease)                                (11,079,646)
$(12,200,129)       9,498,556      $  9,925,269

===================================================================

--------------------------------------------------------------------------------
Service shares
Sold                                                    10,721,265    $
11,609,780           96,467      $    103,972
Dividends and/or distributions reinvested
1,218             1,328               --                --
Redeemed                                                (9,688,789)
(10,688,032)            (649)             (681)

-------------------------------------------------------------------
Net increase                                             1,033,694     $
923,076           95,818      $    103,291

===================================================================

1. For the year ended December 31, 2001, for Non-Service shares and for the period from March 19, 2001 (inception of offering) to December 31, 2001, for
Service shares.

--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of
purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2002, were $32,350,809 and
$45,214,755, respectively.

As of December 31, 2002,
unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $91,425,362 was composed of:

                    Gross unrealized appreciation             $  3,339,845
                    Gross unrealized depreciation              (31,068,993)
                                                              ------------
                    Net unrealized depreciation               $(27,729,148)
                                                              ============

The difference between
book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

                 16 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. The annual fees are 1.00% of the first $250 million of average daily net assets of the Fund and 0.90% of average daily net assets in excess of $250 million.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
Manager,
acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a $19.75 per account fee.
        Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

   OFS has voluntarily agreed to limit transfer and shareholder servicing agent
fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service
Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor,
for distribution-related services for the Fund’s Service shares. Under the
Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund. For the year ended
December 31, 2002, payments under the Service Plan totaled $1,331.

--------------------------------------------------------------------------------
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
Assets and Liabilities as a receivable or payable and in the Statement of
 Operations with the change in unrealized appreciation or depreciation.

   The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with
all other foreign currency gains and losses in the Statement of Operations.

As of December 31, 2002, the Fund had outstanding foreign currency contracts as
follows:

                                     Expiration             Contract
Valuation as of     Unrealized           Unrealized
Contract Description                      Dates        Amount (000s)
December 31, 2002   Appreciation         Depreciation
--------------------------------------------------------------------------------
Contracts to Purchase

Euro [EUR]                               1/2/03                3EUR
$     2,960             $15             $     --

Contracts to Sell
British Pound Sterling [GBP]             1/2/03
4GBP              6,831              --                   28
Euro [EUR]                               1/2/03
15EUR             15,243              --                  199
Japanese Yen [JPY]                       5/2/03          430,907JPY
3,647,654              --              141,090

-----------------------------

--              141,317

-----------------------------
Total Unrealized Appreciation and
Depreciation
$15             $141,317

=============================

INDEPENDENT AUDITORS REPORT

--------------------------------------------------------------------------------
To the Board of Directors and Shareholders of Total Return Portfolio:
We have audited the accompanying statement of assets and liabilities of Total
Return Portfolio (which is a series of Panorama Series Fund, Inc.), including the statement of investments, as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the
Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Total Return Portfolio as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

/s/ Deloitte & Touche LLP

Denver, Colorado
January 23, 2003

                           6 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS December 31, 2002

                                                   Market Value
                                         Shares      See Note 1
-----------------------------------------------------------------
 Common Stocks--61.3%
-----------------------------------------------------------------
 Consumer Discretionary--8.6%
-----------------------------------------------------------------
 Auto Components--0.7%
 Dana Corp.                              47,200   $     555,072
-----------------------------------------------------------------
 Johnson Controls, Inc.                  21,500       1,723,655
                                                  ---------------
                                                      2,278,727

-----------------------------------------------------------------
 Automobiles--0.8%
 General Motors Corp.                    65,900       2,429,074
-----------------------------------------------------------------
 Hotels, Restaurants & Leisure--0.8%
 Carnival Corp.                          34,000         848,300
-----------------------------------------------------------------
 Harrah's Entertainment, Inc. 1          40,600       1,607,760
                                                  ---------------
                                                      2,456,060

-----------------------------------------------------------------
 Household Durables--1.2%
 Black & Decker Corp.                22,700         973,603
-----------------------------------------------------------------
 Leggett & Platt, Inc.               42,300         949,212
-----------------------------------------------------------------
 Pulte Homes, Inc.                       13,800         660,606
-----------------------------------------------------------------
 Whirlpool Corp.                         20,000       1,044,400
                                                  ---------------
                                                      3,627,821

-----------------------------------------------------------------
 Media--1.1%
 AOL Time Warner, Inc. 1                 37,000         484,700
-----------------------------------------------------------------
 Viacom, Inc., Cl. B 1                   71,500       2,914,340
                                                  ---------------
                                                      3,399,040

-----------------------------------------------------------------
 Multiline Retail--2.4%
 Federated Department Stores, Inc. 1     54,000       1,553,040
-----------------------------------------------------------------
 Kohl's Corp. 1                          28,900       1,616,955
-----------------------------------------------------------------
 May Department Stores Co.               29,800         684,804
-----------------------------------------------------------------
 Target Corp.                            66,800       2,004,000
-----------------------------------------------------------------
 Wal-Mart Stores, Inc.                   30,000       1,515,300
                                                  ---------------
                                                      7,374,099

-----------------------------------------------------------------
 Specialty Retail--1.6%
 AutoZone, Inc. 1                        15,400       1,088,010
-----------------------------------------------------------------
 Limited Brands, Inc.                    58,900         820,477
-----------------------------------------------------------------
 Lowe's Cos., Inc.                       53,600       2,010,000
-----------------------------------------------------------------
 Sherwin-Williams Co.                    44,600       1,259,950
                                                  ---------------
                                                      5,178,437

-----------------------------------------------------------------
 Consumer Staples--3.7%
-----------------------------------------------------------------
 Beverages--1.3%
 Adolph Coors Co., Cl. B                 18,200       1,114,750
-----------------------------------------------------------------
 Coca-Cola Co. (The)                     68,800       3,014,816
                                                  ---------------
                                                      4,129,566

-----------------------------------------------------------------
 Household Products--1.7%
 Colgate-Palmolive Co.                   37,800       1,981,854
-----------------------------------------------------------------
 Procter & Gamble Corp. (The)        40,000       3,437,600
                                                  ---------------
                                                      5,419,454

                                                   Market Value
                                         Shares      See Note 1
-----------------------------------------------------------------
 Personal Products--0.7%
 Gillette Co.                            65,500    $  1,988,580
-----------------------------------------------------------------
 Energy--6.7%
-----------------------------------------------------------------
 Energy Equipment & Services--0.5%
 Transocean, Inc.                        72,300       1,677,360
-----------------------------------------------------------------
 Oil & Gas--6.2%
 Anadarko Petroleum Corp.                41,700       1,997,430
-----------------------------------------------------------------
 Apache Corp.                            34,210       1,949,628
-----------------------------------------------------------------
 ChevronTexaco Corp.                     57,800       3,842,544
-----------------------------------------------------------------
 ConocoPhillips                          19,100         924,249
-----------------------------------------------------------------
 Devon Energy Corp.                      42,700       1,959,930
-----------------------------------------------------------------
 Exxon Mobil Corp.                      194,600       6,799,324
-----------------------------------------------------------------
 Marathon Oil Corp.                      89,000       1,894,810
                                                  ---------------
                                                     19,367,915

-----------------------------------------------------------------
 Financials--16.0%
-----------------------------------------------------------------
 Banks--5.0%
 Bank of America Corp.                   29,500       2,052,315
-----------------------------------------------------------------
 BB&T Corp.                          60,000       2,219,400
-----------------------------------------------------------------
 Comerica, Inc.                          44,500       1,924,180
-----------------------------------------------------------------
 FleetBoston Financial Corp.            112,600       2,736,180
-----------------------------------------------------------------
 PNC Financial Services Group            32,900       1,378,510
-----------------------------------------------------------------
 SouthTrust Corp.                        55,300       1,374,205
-----------------------------------------------------------------
 Wachovia Corp.                          82,900       3,020,876
-----------------------------------------------------------------
 Wells Fargo Co.                         21,900       1,026,453
                                                  ---------------
                                                     15,732,119

-----------------------------------------------------------------
 Diversified Financials--5.6%
 Capital One Financial Corp.             60,600       1,801,032
-----------------------------------------------------------------
 Citigroup, Inc.                        172,200       6,059,718
-----------------------------------------------------------------
 Freddie Mac                             12,300         726,315
-----------------------------------------------------------------
 J.P. Morgan Chase & Co.            179,500       4,308,000
-----------------------------------------------------------------
 MBNA Corp.                              97,500       1,854,450
-----------------------------------------------------------------
 Moody's Corp.                           30,100       1,242,829
-----------------------------------------------------------------
 Morgan Stanley                          37,900       1,512,968
                                                  ---------------
                                                     17,505,312

-----------------------------------------------------------------
 Insurance--5.4%
 ACE Ltd.                                34,700       1,018,098
-----------------------------------------------------------------
 AFLAC, Inc.                             37,300       1,123,476
-----------------------------------------------------------------
 Allstate Corp.                          50,400       1,864,296
-----------------------------------------------------------------
 AMBAC Financial Group, Inc.              8,900         500,536
-----------------------------------------------------------------
 American International Group, Inc.      62,400       3,609,840
-----------------------------------------------------------------
 Cincinnati Financial Corp.              38,200       1,434,410
-----------------------------------------------------------------
 Jefferson-Pilot Corp.                   32,000       1,219,520
-----------------------------------------------------------------
 Lincoln National Corp.                  50,700       1,601,106
-----------------------------------------------------------------
 MBIA, Inc.                              40,200       1,763,172
-----------------------------------------------------------------
 MGIC Investment Corp.                   29,700       1,226,610

                           7 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Continued

                                                   Market Value
                                         Shares      See Note 1
-----------------------------------------------------------------
 Insurance Continued
 Torchmark Corp.                         37,300   $   1,362,569
                                                  ---------------
                                                     16,723,633

-----------------------------------------------------------------
 Health Care--4.5%
-----------------------------------------------------------------
 Biotechnology--0.8%
 Wyeth                                   68,200       2,550,680
-----------------------------------------------------------------
 Health Care Providers & Services--1.5%
 Aetna, Inc.                             12,000         493,440
-----------------------------------------------------------------
 Cardinal Health, Inc.                    4,100         242,679
-----------------------------------------------------------------
 Cigna Corp.                             23,400         962,208
-----------------------------------------------------------------
 Humana, Inc. 1                          65,500         655,000
-----------------------------------------------------------------
 Quintiles Transnational Corp. 1         84,300       1,020,030
-----------------------------------------------------------------
 UnitedHealth Group, Inc.                13,400       1,118,900
                                                  ---------------
                                                      4,492,257

-----------------------------------------------------------------
 Pharmaceuticals--2.2%
 Forest Laboratories, Inc. 1             16,200       1,591,164
-----------------------------------------------------------------
 Merck & Co., Inc.                   17,700       1,001,997
-----------------------------------------------------------------
 Pfizer, Inc.                           141,875       4,337,118
                                                  ---------------
                                                      6,930,279

-----------------------------------------------------------------
 Industrials--5.1%
-----------------------------------------------------------------
 Aerospace & Defense--1.0%
 United Technologies Corp.               48,700       3,016,478
-----------------------------------------------------------------
 Commercial Services & Supplies--1.1%
 Apollo Group, Inc., Cl. A 1             13,300         585,200
-----------------------------------------------------------------
 Donnelley (R.R.) & Sons Co.         34,300         746,711
-----------------------------------------------------------------
 First Data Corp.                        57,200       2,025,452
                                                  ---------------
                                                      3,357,363

-----------------------------------------------------------------
 Electrical Equipment--1.2%
 Emerson Electric Co.                    45,300       2,303,505
-----------------------------------------------------------------
 Rockwell Automation, Inc.               69,300       1,435,203
                                                  ---------------
                                                      3,738,708

-----------------------------------------------------------------
 Industrial Conglomerates--1.2%
 3M Co.                                  19,500       2,404,350
-----------------------------------------------------------------
 General Electric Co.                    52,600       1,280,810
                                                  ---------------
                                                      3,685,160

-----------------------------------------------------------------
 Machinery--0.6%
 Ingersoll-Rand Co., Cl. A               46,900       2,019,514
-----------------------------------------------------------------
 Information Technology--7.1%
-----------------------------------------------------------------
 Communications Equipment--1.1%
 Cisco Systems, Inc. 1                  174,400       2,284,640
-----------------------------------------------------------------
 Motorola, Inc.                         129,400       1,119,310
                                                  ---------------
                                                      3,403,950

                                                   Market Value
                                         Shares      See Note 1
-----------------------------------------------------------------
 Computers & Peripherals--2.0%
 Hewlett-Packard Co.                    101,300   $   1,758,568
-----------------------------------------------------------------
 International Business Machines Corp.   33,100       2,565,250
-----------------------------------------------------------------
 Lexmark International, Inc., Cl. A 1    17,800       1,076,900
-----------------------------------------------------------------
 NCR Corp. 1                             34,000         807,160
                                                  ---------------
                                                      6,207,878

-----------------------------------------------------------------
 IT Consulting & Services--1.0%
 Computer Sciences Corp. 1               40,800       1,405,560
-----------------------------------------------------------------
 Electronic Data Systems Corp.           44,400         818,292
-----------------------------------------------------------------
 Unisys Corp. 1                         106,700       1,056,330
                                                  ---------------
                                                      3,280,182

-----------------------------------------------------------------
 Semiconductor Equipment & Products--1.1%
 Intel Corp.                            100,700       1,567,899
-----------------------------------------------------------------
 Linear Technology Corp.                 32,300         830,756
-----------------------------------------------------------------
 Maxim Integrated Products, Inc.         28,400         938,336
                                                  ---------------
                                                      3,336,991

-----------------------------------------------------------------
 Software--1.9%
 Intuit, Inc. 1                          20,200         947,784
-----------------------------------------------------------------
 Microsoft Corp. 1                       98,300       5,082,110
                                                  ---------------
                                                      6,029,894

-----------------------------------------------------------------
 Materials--2.5%
-----------------------------------------------------------------
 Chemicals--1.3%
 Du Pont (E.I.) de Nemours & Co.     65,700       2,785,680
-----------------------------------------------------------------
 Rohm & Haas Co.                     39,600       1,286,208
                                                  ---------------
                                                      4,071,888

-----------------------------------------------------------------
 Metals & Mining--1.2%
 Alcoa, Inc.                             81,300       1,852,014
-----------------------------------------------------------------
 Allegheny Technologies, Inc.            76,500         476,595
-----------------------------------------------------------------
 United States Steel Corp.               40,800         535,296
-----------------------------------------------------------------
 Worthington Industries, Inc.            66,600       1,014,984
                                                  ---------------
                                                      3,878,889

-----------------------------------------------------------------
 Telecommunication Services--3.3%
-----------------------------------------------------------------
 Diversified Telecommunication Services--2.1%
 CenturyTel, Inc.                        27,300         802,074
-----------------------------------------------------------------
 Citizens Communications Co. 1          144,700       1,526,585
-----------------------------------------------------------------
 SBC Communications, Inc.                48,500       1,314,835
-----------------------------------------------------------------
 Sprint Corp. (Fon Group)               192,900       2,793,192
                                                  ---------------
                                                      6,436,686

-----------------------------------------------------------------
 Wireless Telecommunication Services--1.2%
 AT&T Corp.                          94,100       2,456,951
-----------------------------------------------------------------
 Nextel Communications, Inc., Cl. A 1   116,900       1,350,195
                                                  ---------------
                                                      3,807,146

                           8 | TOTAL RETURN PORTFOLIO

                                                   Market Value
                                         Shares      See Note 1
-----------------------------------------------------------------
 Utilities--3.8%
-----------------------------------------------------------------
 Electric Utilities--2.8%
 American Electric Power Co., Inc.       48,200   $   1,317,306
-----------------------------------------------------------------
 DTE Energy Co.                          47,400       2,199,360
-----------------------------------------------------------------
 Exelon Corp.                            49,100       2,591,007
-----------------------------------------------------------------
 PPL Corp.                               42,600       1,477,368
-----------------------------------------------------------------
 Progress Energy, Inc.                   27,500       1,192,125
                                                  ---------------
                                                      8,777,166

-----------------------------------------------------------------
 Gas Utilities--1.0%
 KeySpan Corp.                           48,000       1,691,520
-----------------------------------------------------------------
 Sempra Energy                           62,600       1,480,490
                                                  ---------------
                                                      3,172,010
                                                  ---------------
 Total Common Stocks (Cost $224,250,633)            191,480,316

                                      Principal
                                         Amount
-----------------------------------------------------------------
 Asset-Backed Securities--6.7%
 Capital Auto Receivables Asset Trust,
 Automobile Mtg.-Backed Nts.,
 Series 2002-4, Cl. A2B,
 1.74%, 1/17/05 2                  $  1,480,000       1,482,201
-----------------------------------------------------------------
 CitiFinancial Mortgage Securities, Inc.,
 Home Equity Collateralized Mtg.
 Obligations, Series 2002-1,
 Cl. AF1, 2.474%, 9/25/32 2             706,851         708,828
-----------------------------------------------------------------
 Daimler Chrysler Auto Trust,
 Automobile Loan Pass-Through
 Certificates, Series 2002-B,
 Cl. A2, 2.20%, 4/6/05                  890,000         893,705
-----------------------------------------------------------------
 Ford Credit Auto Owner Trust,
 Automobile Loan Certificates,
 Series 2002-D, Cl. A2A,
 2.10%, 3/15/05                       1,620,000       1,626,443
-----------------------------------------------------------------
 Harley-Davidson Motorcycle Trust,
 Motorcycle Receivable Nts., Series
 2002-2, Cl. A1, 1.91%, 4/16/07         824,440         826,833
-----------------------------------------------------------------
 Honda Auto Receivables Owner Trust,
 Automobile Mtg. Obligations,
 Series 2002-3, Cl. A2,
 2.26%, 12/18/04                      1,120,000       1,125,485
-----------------------------------------------------------------
 Honda Auto Receivables Owner Trust,
 Automobile Receivables Obligations,
 Series 2002-4, Cl. A2, 1.66%, 6/15/05  710,000         710,598
-----------------------------------------------------------------
 Household Automotive Trust,
 Automobile Loan Certificates,
 Series 2002-2, Cl. A2,
 2.15%, 12/19/05                        810,000         813,889
-----------------------------------------------------------------
 Litigation Settlement Monetized Fee
 Trust, Asset-Backed Certificates,
 Series 2001-1A, Cl. A1,
 8.33%, 4/25/31 2                     1,735,027       1,828,372
-----------------------------------------------------------------
 M&I Auto Loan Trust, Automobile
 Loan Certificates, Series
 2002-1, Cl. A2, 1.95%, 7/20/05         530,000         531,684
-----------------------------------------------------------------
 MMCA Auto Lease Trust, Auto Retail
 Installment Contracts, Series
 2002-A, Cl. A2, 1.59%, 5/16/05 2,3     760,000         760,745

                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Asset-Backed Securities Continued
 Nissan Auto Lease Trust, Auto Lease
 Obligations, Series 2002-A,
 Cl. A2, 1.86%, 11/15/04 2          $ 1,320,000   $   1,320,000
-----------------------------------------------------------------
 Nissan Auto Receivables Owner
 Trust, Auto Receivable Nts.,
 Series 2002-C, Cl. A2,
 1.94%, 9/15/04 2                     1,170,000       1,173,033
-----------------------------------------------------------------
 Norse CBO Ltd., Collateralized Bond
 Obligations, Series 1A, Cl. A3,
 6.515%, 8/13/10 2                    3,694,363       3,694,363
-----------------------------------------------------------------
 Salomon Smith Barney Auto Loan Trust,
 Asset-Backed Auto Loan Obligations,
 Series 2002-1, Cl. A2,
 1.83%, 9/15/05 2                       990,000         986,288
-----------------------------------------------------------------
 USAA Auto Owner Trust, Automobile
 Loan Asset-Backed Certificates,
 Series 2002-1, Cl. A2, 1.95%, 3/15/05  370,000         371,098
-----------------------------------------------------------------
 Volkswagen Auto Lease Trust,
 Automobile Lease Asset-Backed
 Securities, Series 2002-A,
 Cl. A2, 1.77%, 2/20/05               1,290,000       1,291,161
-----------------------------------------------------------------
 Whole Auto Loan Trust, Auto Loans
 Receivables, Series 2002-1, Cl. A2,
 1.88%, 6/15/05                         860,000         861,209
                                                  ---------------
 Total Asset-Backed Securities
 (Cost $20,879,283)                                  21,005,935

-----------------------------------------------------------------
 Mortgage-Backed Obligations--19.9%
 Federal Home Loan Mortgage Corp.,
 Gtd. Mtg. Pass-Through
 Participation Certificates:
 8%, 4/1/16                             962,947       1,042,647
 9%, 8/1/22-5/1/25                      237,277         264,489
-----------------------------------------------------------------
 Federal Home Loan Mortgage Corp.,
 Home Equity Loan Structured
 Pass-Through Certificates, Series
 HOO2, Cl. A2, 1.861%, 12/15/06         990,000         985,437
-----------------------------------------------------------------
 Federal National Mortgage Assn.:
 6%, 2/25/33 4                        6,440,000       6,657,350
 6.50%, 4/1/24-3/1/26                   958,414       1,002,773
 6.50%, 1/25/33 4                    15,837,000      16,490,276
 7%, 2/25/22                          3,195,026       3,392,826
 7%, 1/25/33 4                       13,263,000      13,951,018
 7.50%, 5/1/07-12/1/08                  320,877         340,726
 8%, 3/1/17-6/1/17                       61,601          67,319
-----------------------------------------------------------------
 Federal National Mortgage Assn.,
 Interest-Only Stripped Mtg.-Backed
 Security, Trust 1993-223, Cl.
 PM, 6.50%, 10/25/23 5                1,371,117         144,790
-----------------------------------------------------------------
 GE Capital Mortgage Services, Inc.,
 Collateralized Mtg. Obligations,
 Series 1999-2, Cl. A3,
 6.50%, 4/25/29                       2,500,000       2,591,648

                           9 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Continued

                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Mortgage-Backed Obligations Continued
 Government National Mortgage Assn.:
 7%, 11/15/08-1/15/24               $   668,763   $     716,347
 7.50%, 1/15/09-6/15/24               1,549,914       1,669,004
 8%, 5/15/17                            264,974         290,951
 8.50%, 8/15/17-12/15/17                269,087         297,711
-----------------------------------------------------------------
 Granite Mortgages plc, Mtg.-Backed
 Obligations, Series 2002-2, Cl.
 1A1, 1.929%, 1/21/17 3                 810,000         810,000
-----------------------------------------------------------------
 Morgan Stanley Capital I, Inc.,
 Commercial Mtg. Pass-Through
 Certificates, Series 1996-WF1,
 Cl. A2, 7.339%, 11/15/28 3,6           998,232       1,027,064
-----------------------------------------------------------------
 Norwest Asset Securities Corp.,
 Collateralized Mtg. Obligations,
 Mtg. Pass-Through Certificates:
 Series 1999-16, Cl. A3, 6%, 6/25/29  2,000,000       2,026,730
 Series 1999-18, Cl. A2, 6%, 7/25/29  4,000,000       4,117,566
-----------------------------------------------------------------
 Residential Funding Mortgage
 Securities I, Inc., Mtg. Pass-Through
 Certificates, Series 1998-S4, Cl.
 M1, 6.50%, 2/25/13                   1,622,616       1,668,411
-----------------------------------------------------------------
 Washington Mutual Mortgage Securities
 Corp., Collateralized Mtg. Obligations,
 Pass-Through Certificates:
 Series 2002-AR10, Cl. A1,
 2.359%, 10/25/32 2,3                   493,517         494,316
 Series 2002-AR15, Cl. A1,
 2.26%, 12/25/32 2                      848,487         850,822
 Series 2002-AR19, Cl. A-1,
 1.771%, 1/25/33                      1,190,000       1,190,000
                                                  ---------------
 Total Mortgage-Backed Obligations
 (Cost $60,701,478)                                  62,090,221

-----------------------------------------------------------------
 U.S. Government Obligations--3.2%
 Federal Home Loan Mortgage
 Corp. Unsec. Nts., 5.50%, 7/15/06    1,400,000       1,540,214
-----------------------------------------------------------------
 Federal National Mortgage Assn.
 Unsec. Nts., 7.25%, 1/15/10-5/15/30  3,500,000       4,346,888
-----------------------------------------------------------------
 U.S. Treasury Bonds, 5.375%, 2/15/31 1,223,000       1,333,644
-----------------------------------------------------------------
 U.S. Treasury Nts., 4%, 11/15/12     2,867,000       2,908,440
                                                  ---------------
 Total U.S. Government Obligations
 (Cost $9,923,202)                                   10,129,186

-----------------------------------------------------------------
 Foreign Government Obligations--0.1%
 United Mexican States Nts.,
 7.50%, 1/14/12 (Cost $303,288)         300,000         321,750

-----------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes--19.8%
 ABN Amro NA Holding Capital
 NV, 6.473% Bonds, 12/29/49 6           290,000         297,994
-----------------------------------------------------------------
 Albertson's, Inc., 7.45%
 Unsec. Debs., 8/1/29                   280,000         310,183

                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes Continued
 American International Group,
 Inc./SunAmerica Global
 Financing VI, 6.30% Sr. Sec.
 Nts., 5/10/11 6                    $   430,000    $    474,733
-----------------------------------------------------------------
 Anthem, Inc., 6.80% Unsec.
 Unsub. Bonds, 8/1/12                   450,000         490,517
-----------------------------------------------------------------
 AOL Time Warner, Inc.,
 6.875% Nts., 5/1/12                    415,000         439,191
-----------------------------------------------------------------
 AT&T Corp.:
 6.375% Nts., 3/15/04 3               2,000,000       2,050,732
 8.50% Sr. Nts., 11/15/31 3             250,000         276,505
-----------------------------------------------------------------
 AT&T Wireless Services, Inc.,
 7.50% Sr. Unsec. Nts., 5/1/07          710,000         732,103
-----------------------------------------------------------------
 AXA Group, 8.60%
 Unsec. Sub. Nts., 12/15/30             520,000         596,078
-----------------------------------------------------------------
 Boeing Capital Corp., 5.65%
 Sr. Unsec. Nts., 5/15/06               550,000         576,740
-----------------------------------------------------------------
 Bristol-Myers Squibb Co.,
 5.75% Nts., 10/1/11                    570,000         608,014
-----------------------------------------------------------------
 Burlington Northern Santa Fe Corp.,
 5.90% Sr. Nts., 7/1/12                 430,000         467,239
-----------------------------------------------------------------
 Cardinal Health, Inc.,
 4.45% Nts., 6/30/05                    430,000         451,616
-----------------------------------------------------------------
 CIT Group, Inc., 7.75%
 Sr. Unsec. Unsub. Nts., 4/2/12         330,000         371,264
-----------------------------------------------------------------
 Citigroup, Inc., 6.625%
 Unsec. Sub. Nts., 6/15/32            1,320,000       1,445,970
-----------------------------------------------------------------
 Citizens Communications Co.,
 9.25% Sr. Nts., 5/15/11                325,000         387,780
-----------------------------------------------------------------
 Cleveland Electric Illumination,
 Inc., 6.86% First Mtg. Nts., 10/1/08 4,000,000       4,324,640
-----------------------------------------------------------------
 Colorado Interstate Gas Corp.,
 10% Sr. Debs., 6/15/05                 455,000         450,736
-----------------------------------------------------------------
 Columbia Gas System, Inc.,
 6.80% Nts., Series C, 11/28/05       2,000,000       2,074,448
-----------------------------------------------------------------
 Cox Communications, Inc.,
 7.125% Nts., 10/1/12                   375,000         417,269
-----------------------------------------------------------------
 Credit Suisse First Boston
 (USA), Inc., 6.125% Nts., 11/15/11     565,000         590,522
-----------------------------------------------------------------
 Delphi Corp., 6.55% Nts., 6/15/06      355,000         374,595
-----------------------------------------------------------------
 Deutsche Telekom International
 BV, 8.25% Unsec. Unsub. Nts.,
 6/15/05 3                              560,000         612,716
-----------------------------------------------------------------
 Dime Capital Trust I, 9.33%
 Capital Securities, Series A, 5/6/27   950,000       1,083,429
-----------------------------------------------------------------
 Dominion Resources, Inc.,
 8.125% Sr. Unsub. Nts., 6/15/10        365,000         425,370
-----------------------------------------------------------------
 Donohue Forest Products, Inc.,
 7.625% Gtd. Sr. Nts., 5/15/07        2,500,000       2,657,928
-----------------------------------------------------------------
 Duke Energy Corp., 5.625%
 Nts., 11/30/12                         245,000         244,967

                          10 | TOTAL RETURN PORTFOLIO

                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes Continued
 El Paso Electric Co., 8.25% First
 Mtg. Bonds, Series C, 2/1/03       $ 3,278,000   $   3,285,310
-----------------------------------------------------------------
 EOP Operating LP, 7.75%
 Unsec. Nts., 11/15/07                  390,000         442,778
-----------------------------------------------------------------
 Farmers Insurance Exchange,
 8.625% Nts., 5/1/24 6                1,100,000         826,175
-----------------------------------------------------------------
 Federated Department Stores,
 Inc., 6.30% Sr. Nts., 4/1/09           590,000         630,355
-----------------------------------------------------------------
 FirstEnergy Corp., 7.375%
 Sr. Unsub. Nts., Series C, 11/15/31    640,000         622,582
-----------------------------------------------------------------
 Ford Motor Co., 7.45% Bonds,
 7/16/31                              1,020,000         889,653
-----------------------------------------------------------------
 France Telecom SA:
 8.70% Sr. Unsec. Nts., 3/1/06 3        305,000         334,211
 9.25% Sr. Unsec. Nts., 3/1/11          245,000         283,787
-----------------------------------------------------------------
 General Electric Capital Corp.,
 6% Nts., 6/15/12                       775,000         838,268
-----------------------------------------------------------------
 General Motors Acceptance Corp.:
 6.875% Unsec. Unsub. Nts., 8/28/12     830,000         819,594
 7% Auto Loan Nts., 2/1/12              780,000         784,606
-----------------------------------------------------------------
 Goldman Sachs Group, Inc. (The),
 6.60% Sr. Unsec. Nts., 1/15/12         320,000         354,207
-----------------------------------------------------------------
 GTE North, Inc., 6.73% Debs.,
 Series G, 2/15/28                      305,000         324,862
-----------------------------------------------------------------
 Hertz Corp. (The), 7.625%
 Sr. Nts., 6/1/12                     1,200,000       1,147,317
-----------------------------------------------------------------
 Household Finance Corp.,
 7% Nts., 5/15/12                       555,000         608,942
-----------------------------------------------------------------
 J.P. Morgan Chase & Co., 6.625%
 Sub. Nts., 3/15/12                     315,000         341,995
-----------------------------------------------------------------
 John Hancock Global Funding II:
 5% Nts., 7/27/07 6                     445,000         466,781
 7.90% Nts., 7/2/10 6                   275,000         323,070
-----------------------------------------------------------------
 Kinder Morgan, Inc., 6.50%
 Nts., 9/1/12 6                         365,000         382,135
-----------------------------------------------------------------
 Kroger Co. (The), 6.75% Nts., 4/15/12  285,000         315,934
-----------------------------------------------------------------
 Lockheed Martin Corp.,
 8.20% Nts., 12/1/09                    440,000         544,499
-----------------------------------------------------------------
 MBNA America Bank NA,
 6.625% Sub. Nts., 6/15/12              500,000         509,835
-----------------------------------------------------------------
 Metropolitan Life Global
 Funding I, 4.75% Nts., 6/20/07         650,000         684,253
-----------------------------------------------------------------
 MidAmerican Energy Holdings
 Co., 5.875% Sr. Nts., 10/1/12 6        655,000         665,217
-----------------------------------------------------------------
 Morgan Stanley, 6.60% Nts., 4/1/12     430,000         477,413
-----------------------------------------------------------------
 Nationwide CSN Trust,
 9.875% Sec. Nts., 2/15/25 6          1,000,000       1,087,433
-----------------------------------------------------------------
 Nationwide Financial
 Services, Inc., 5.90% Nts., 7/1/12     345,000         352,405
 -----------------------------------------------------------------
 New England Telephone &
 Telegraph Co., 7.875% Debs., 11/15/29  220,000         265,767

                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes Continued
 News America Holdings, Inc.,
 7.75% Sr. Unsec. Debs., 12/1/45     $  946,000      $  932,563
-----------------------------------------------------------------
 NiSource Finance Corp.,
 7.875% Sr. Unsec. Nts., 11/15/10       475,000         522,811
-----------------------------------------------------------------
 Petroleos Mexicanos, 9.50%
 Sr. Sub. Nts., 9/15/27                 200,000         224,500
-----------------------------------------------------------------
 Pharmacia Corp., 6.60%
 Sr. Unsec. Nts., 12/1/28               195,000         221,043
-----------------------------------------------------------------
 PHH Corp., 8.125% Nts., 2/3/03 2,7   4,000,000       4,010,104
-----------------------------------------------------------------
 Philip Morris Cos., Inc.,
 7.25% Nts., 1/15/03                  1,025,000       1,026,106
-----------------------------------------------------------------
 Progress Energy, Inc.,
 7.10% Nts., 3/1/11                     410,000         452,708
-----------------------------------------------------------------
 Prudential Holdings LLC,
 8.695% Bonds, Series C, 12/18/23 6     490,000         568,741
-----------------------------------------------------------------
 Prudential Insurance Co.
 of America, 8.30% Nts., 7/1/25 6       700,000         784,458
-----------------------------------------------------------------
 Pulte Corp., 8.125%
 Sr. Unsec. Nts., 3/1/11                425,000         476,496
-----------------------------------------------------------------
 Raytheon Co., 5.70%
 Sr. Unsec. Nts., 11/1/03               720,000         734,317
-----------------------------------------------------------------
 Reed Elsevier Capital, Inc.,
 6.75% Bonds, 8/1/11                    310,000         350,460
-----------------------------------------------------------------
 Safeway, Inc., 4.80%
 Sr. Unsec. Nts., 7/16/07               450,000         464,747
-----------------------------------------------------------------
 Sears Roebuck Acceptance Corp.:
 6% Unsec. Bonds, 3/20/03               350,000         350,208
 6.90% Nts., 8/1/03                     240,000         242,160
-----------------------------------------------------------------
 Simon DeBartolo Group LP, 6.875%
 Unsec. Nts., 11/15/06                  415,000         451,950
-----------------------------------------------------------------
 Socgen Real Estate LLC, 7.64%
 Bonds, 12/29/49 6                    1,600,000       1,761,798
-----------------------------------------------------------------
 Sprint Capital Corp., 8.75%
 Nts., 3/15/32                          380,000         362,099
-----------------------------------------------------------------
 TCI Communications, Inc., 9.80%
 Sr. Unsec. Debs., 2/1/12               810,000         975,167
-----------------------------------------------------------------
 Union Carbide Corp., 6.25% Nts.,
 6/15/03                                370,000         373,630
-----------------------------------------------------------------
 Union Pacific Corp., 7.60%
 Unsec. Nts., 5/1/05                  2,000,000       2,227,174
-----------------------------------------------------------------
 Viacom, Inc., 7.70% Sr. Unsec.
 Nts., 7/30/10                          365,000         434,276
-----------------------------------------------------------------
 Vornado Realty LP, 5.625%
 Sr. Unsec. Unsub. Nts., 6/15/07        375,000         382,473
-----------------------------------------------------------------
 Walt Disney Co., 6.75%
 Sr. Nts., 3/30/06                      395,000         431,675
-----------------------------------------------------------------
 Waste Management, Inc.:
 7% Sr. Nts., 7/15/28                   105,000         104,195
 7.75% Bonds, 5/15/32 6                 355,000         382,566
-----------------------------------------------------------------
 WellPoint Health Networks,
 Inc., 6.375% Nts., 1/15/12             300,000         326,143

                          11 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Continued

                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes Continued
 Wyeth, 5.875% Nts., 3/15/04        $   440,000   $     457,533
                                                  ---------------
 Total Non-Convertible Corporate
 Bonds and Notes (Cost $59,285,329)                  61,874,764

-----------------------------------------------------------------
 Structured Notes--0.9%
 UBS AG, High Grade Credit-Linked Nts.,
 3.065%, 12/10/04 3
 (Cost $2,650,000)                    2,650,000       2,647,350

-----------------------------------------------------------------
 Joint Repurchase Agreements--0.7%
 Undivided interest of 6.86% in joint
 repurchase agreement (Market Value
 $34,023,000) with Zion Bank/Capital
 Markets Group, 1.10%, dated 12/31/02,
 to be repurchased at $2,333,143 on
 1/2/03, collateralized by U.S. Treasury
 Bonds, 1.75%, 12/31/04, with a value of
 $34,713,488 (Cost $2,333,000)        2,333,000       2,333,000

-----------------------------------------------------------------
 Total Investments, at Value
 (Cost $380,326,213)                      112.6%    351,882,522
-----------------------------------------------------------------
 Liabilities in Excess of Other Assets    (12.6)    (39,307,351)
                                     ----------------------------
 Net Assets                               100.0%   $312,575,171
                                     ============================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid--See Note 6 of Notes to Financial
Statements.
3. Represents the current interest rate for a variable or increasing rate security.
4. When-issued security to be delivered and settled after December 31, 2002.
5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example,
GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $144,790 or 0.05% of the Portfolio's net assets as of December 31, 2002.
6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Directors. These securities amount to $9,048,165 or 2.89% of the Portfolio's net assets as of December 31, 2002.
7. Securities with an aggregate market value of $3,007,578 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.

                          12 | TOTAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES December 31, 2002

--------------------------------------------------------------------------------
Assets

Investments, at value (cost $380,326,213)--see accompanying
statement              $351,882,522
--------------------------------------------------------------------------------
Cash
3
--------------------------------------------------------------------------------
Receivables and other assets:
Investments
sold
1,929,890
Interest, dividends and principal
paydowns                                            1,766,642
Daily variation on futures
contracts                                                     26,266
Shares of capital stock
sold                                                                158
Other
5,985

-------------
Total
assets
355,611,466

--------------------------------------------------------------------------------
Liabilities
Payables and other liabilities:
Investments purchased (including $36,976,125 purchased on a when-issued
basis)       42,752,049
Shares of capital stock
redeemed                                                        233,343
Shareholder
reports
32,899
Directors'
compensation
1,216
Transfer and shareholder servicing agent
fees                                               433
Other
16,355

-------------
Total
liabilities
43,036,295

--------------------------------------------------------------------------------
Net
Assets
$312,575,171

=============

--------------------------------------------------------------------------------
Composition of Net Assets
Par value of shares of capital
stock                                               $    291,947
--------------------------------------------------------------------------------
Additional paid-in
capital                                                          488,711,660
--------------------------------------------------------------------------------
Undistributed net investment
income                                                  10,290,597
--------------------------------------------------------------------------------
Accumulated net realized loss on investment
transactions                           (157,961,263)
--------------------------------------------------------------------------------
Net unrealized depreciation on
investments                                          (28,757,770)

-------------
Net Assets--applicable to 291,947,159 shares of capital stock
outstanding          $312,575,171

=============

--------------------------------------------------------------------------------
Net Asset Value, Redemption Price Per Share and Offering Price Per
Share                  $1.07

See accompanying Notes to Financial Statements.

                          13 | TOTAL RETURN PORTFOLIO

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2002

--------------------------------------------------------------------------------
Investment Income
Interest                                                           $  8,247,855
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $20,352)               4,529,049
                                                                  --------------
Total investment income                                              12,776,904

--------------------------------------------------------------------------------
Expenses
Management fees                                                       2,315,755
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                            10,430
--------------------------------------------------------------------------------
Shareholder reports                                                      47,945
--------------------------------------------------------------------------------
Accounting service fees                                                  15,000
--------------------------------------------------------------------------------
Custodian fees and expenses                                              12,632
--------------------------------------------------------------------------------
Directors' compensation                                                   9,218
--------------------------------------------------------------------------------
Other                                                                    32,921
                                                                  --------------
Total expenses                                                        2,443,901
Less reduction to custodian expenses                                       (775)
                                                                  --------------
Net expenses                                                          2,443,126

--------------------------------------------------------------------------------
Net Investment Income                                                10,333,778

--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized loss on:
Investments                                                         (70,192,378)
Closing of futures contracts                                           (146,374)
                                                                  --------------
Net realized loss                                                   (70,338,752)
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                  1,155,174
                                                                  --------------
Net realized and unrealized loss                                    (69,183,578)

--------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations               $(58,849,800)
                                                                  ==============

See accompanying Notes to Financial Statements.

                          14 | TOTAL RETURN PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended December
31,                                                          2002          2001
--------------------------------------------------------------------------------
Operations

Net investment income                                                    $
10,333,778  $ 11,849,610
--------------------------------------------------------------------------------
Net realized loss
(70,338,752)  (49,479,431)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
1,155,174    (5,070,834)

---------------------------
Net decrease in net assets resulting from operations
(58,849,800)  (42,700,655)

--------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
Dividends from net investment income
(13,188,688)  (23,459,957)

--------------------------------------------------------------------------------
Capital Stock Transactions
Net decrease in net assets resulting from capital stock transactions
(61,627,752)  (93,718,070)

--------------------------------------------------------------------------------
Net Assets
Total decrease
(133,666,240) (159,878,682)
--------------------------------------------------------------------------------
Beginning of period
446,241,411   606,120,093

---------------------------
End of period [including undistributed net investment income of $10,290,597 and $13,131,027, respectively]
$312,575,171  $446,241,411

===========================

See accompanying Notes to Financial Statements.

                          15 | TOTAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS

Year Ended December 31                                          2002
2001        2000      1999      1998
--------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period                           $1.29
$1.45       $1.75     $1.91     $2.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                            .04
..04         .07       .07       .06
Net realized and unrealized gain (loss)                         (.22)
(.14)       (.10)     (.10)      .14

-----------------------------------------------------
Total from investment operations                                (.18)
(.10)       (.03)     (.03)      .20
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.04)
(.06)       (.08)     (.06)     (.07)
Distributions from net realized gain                              --
--        (.19)     (.07)     (.22)

-----------------------------------------------------
Total dividends and/or distributions to shareholders            (.04)
(.06)       (.27)     (.13)     (.29)
--------------------------------------------------------------------------------
Net asset value, end of period                                 $1.07
$1.29       $1.45     $1.75     $1.91

=====================================================

--------------------------------------------------------------------------------
Total Return, at Net Asset Value 1                            (14.45)%
(6.94)%     (2.51)%   (1.54)%   10.90%

--------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in millions)                         $313
$446        $606    $1,074    $1,344
--------------------------------------------------------------------------------
Average net assets (in millions)                                $370
$509        $791    $1,230    $1,299
--------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                           2.79%
2.33%       2.97%     3.27%     3.30%
Expenses                                                        0.66%
0.65%       0.61%     0.55%     0.55% 3
--------------------------------------------------------------------------------
Portfolio turnover rate                                          149%
108%        123%      113%       93%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                          16 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. Significant Accounting Policies
Total Return Portfolio (the
Portfolio) is a series of Panorama Series Fund, Inc. (the Company), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio’s investment objective is to seek to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S.
government securities and money market instruments, according to changing market conditions. The Portfolio’s investment advisor is OppenheimerFunds, Inc.
(the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor.

The
following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
Securities Valuation.
Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio’s assets are valued.
In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a port folio pricing service authorized by the
Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term “money market type” debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
Structured Notes. The
Portfolio invests in structured notes whose market values and redemption prices are linked to the market value of specific securities. The structured notes are leveraged, which increases the Portfolio’s exposure to changes in prices of the underlying securities and increases the volatility of each note’s market value relative to the change in the underlying security prices.
Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Portfolio records a realized gain or loss when a structured note is sold or matures. As of December
31, 2002, the market value of these securities comprised 0.9% of the Fund’s net assets, and resulted in unrealized losses in the current period of $2,650.

--------------------------------------------------------------------------------
Securities Purchased on a
When-Issued Basis. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Portfolio may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Portfolio maintains segregated assets with a market value equal to or greater than the amount of its commitments. These transactions of securities on a when-issued basis may increase the volatility of the Portfolio’s net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. As of December 31, 2002, the Portfolio had entered into when-issued purchase commitments of $36,976,125.

In
connection with its ability to purchase securities on a when-issued basis, the
Portfolio may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Portfolio generally records the incremental difference between the forward purchase and sell of each forward roll as interest income.

Risks
to the Portfolio of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Portfolio to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

                          17 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Foreign Currency Translation. The accounting records of the Portfolio are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange.
Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
The
effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio’s Statement of Operations.

--------------------------------------------------------------------------------
Joint Repurchase
Agreements. The Portfolio, along with other affiliated Funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.
Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
Federal Taxes. The
Portfolio intends to continue to comply with provisions of the Internal Revenue
Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

As of December 31, 2002,
the Portfolio had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring

                              2008         $ 18,461,536
                              2009           62,949,621
                              2010           70,023,891

                              Total        $151,435,048
                                           ============

During the fiscal year
ended December 31, 2002, the Portfolio did not utilize any capital loss carryforward.

As of December 31, 2002, the Portfolio had approximately $6,721,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011.

--------------------------------------------------------------------------------
Dividends and Distributions
to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Dividends
and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

The
Portfolio adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended
December 31, 2002, amounts have been reclassified to reflect an increase in undistributed net investment income of $14,480. Accumulated net realized loss on investments was increased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

                          18 | TOTAL RETURN PORTFOLIO

The tax character of
distributions paid during the years ended December 31, 2002 and December 31,
2001 was as follows:

                                           Year Ended          Year Ended
                                    December 31, 2002   December 31, 2001
                 ---------------------------------------------------------
                 Distributions paid from:
                 Ordinary income          $13,188,688         $23,459,957
                 Long-term capital gain            --                  --
                 Return of capital                 --                  --
                                          -------------------------------
                 Total                    $13,188,688         $23,459,957
                                          ===============================

As of December 31, 2002,
the components of distributable earnings on a tax basis were as follows:

                 Undistributed net investment income        $  10,290,597
                 Accumulated net realized loss               (157,961,263)
                 Net unrealized depreciation                  (28,757,770)
                                                            -------------
                 Total                                      $(176,428,436)
                                                            =============

--------------------------------------------------------------------------------
Investment Income. Dividend
income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. Shares of Capital Stock
The Portfolio has
authorized 1.51 billion shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                                      Year Ended December 31,
2002    Year Ended December 31, 2001
                                                       Shares
Amount        Shares            Amount
------------------------------------------------------------------------------------------------------------------

Sold                                                6,640,466         $
7,730,503     8,835,947      $ 11,692,900
Dividends and/or distributions reinvested          10,550,950
13,188,688    18,186,012        23,459,957
Redeemed                                          (72,474,275)
(82,546,943)  (96,915,489)     (128,870,927)

----------------------------------------------------------------
Net decrease                                      (55,282,859)
$(61,627,752)  (69,893,530)     $(93,718,070)

================================================================

--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of
purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2002, were $548,261,713 and
$576,031,610, respectively.

As of December 31, 2002,
unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $380,445,833 was composed of:

                    Gross unrealized appreciation             $ 11,153,614
                    Gross unrealized depreciation              (39,716,925)
                                                              ------------
                    Net unrealized depreciation               $(28,563,311)
                                                              ============

                          19 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
3. Purchases and Sales of Securities Continued
The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio. The annual fees are
0.625% of the first $600 million of average daily net assets of the Portfolio, and 0.45% of average daily net assets in excess of $600 million.
--------------------------------------------------------------------------------
Accounting Fees. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The
Portfolio pays OFS a $19.75 per account fee.
Additionally,
Portfolios offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

OFS
has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. Futures Contracts
A futures contract is a
commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices
“financial futures” or debt securities “interest rate
futures” in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

The
Portfolio generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The
Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.

Upon
entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Securities
held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of
Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the
Statement of Operations as closing and expiration of futures contracts.

Risks
of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

                          20 | TOTAL RETURN PORTFOLIO

As of December 31, 2002,
the Portfolio had outstanding futures contracts as follows:

                                      Expiration   Number of     Valuation as
of      Unrealized
         Contract Description              Dates   Contracts   December 31,
2002    Depreciation

--------------------------------------------------------------------------------
         Contracts to Sell

         U.S. Long Bonds                 3/20/03           8          $
901,500       $  16,750
         U.S. Treasury Nts., 2 yr.       3/27/03          17
3,658,188          24,969
         U.S. Treasury Nts., 5 yr.       3/20/03          74
8,380,500         172,860
         U.S. Treasury Nts., 10 yr.      3/20/03          50
5,752,344          99,500

---------

$ 314,079

=========

--------------------------------------------------------------------------------
6. Illiquid Securities
As of December 31, 2002, investments
in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of December 31, 2002 was $17,309,072, which represents 5.54% of the Portfolio’s net assets.

                          21 | TOTAL RETURN PORTFOLIO

                              RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.
------------------------------------------------------------------------------

Long-Term (Taxable) Bond Ratings

Aaa:  Bonds  rated  "Aaa" are  judged to be the best  quality.  They carry the smallest  degree of  investment  risk.  Interest  payments are  protected by a large or by an  exceptionally  stable  margin and  principal is secure.  While the various protective  elements are likely to change, the changes that can be expected  are most  unlikely to impair the  fundamentally  strong  position of such issues.

Aa:  Bonds  rated  "Aa" are  judged to be of high  quality  by all  standards.
Together  with the "Aaa" group,  they  comprise  what are  generally  known as high-grade  bonds.  They are rated lower than the best bonds  because  margins of protection  may not be as large as with "Aaa"  securities or fluctuation of protective  elements  may be of  greater  amplitude  or  there  may  be  other elements  present which make the long-term  risk appear  somewhat  larger than that of "Aaa" securities.

A: Bonds rated "A" possess many favorable investment  attributes and are to be considered as  upper-medium  grade  obligations.  Factors  giving  security to principal  and  interest are  considered  adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds rated "Baa" are considered medium-grade obligations;  that is, they are  neither  highly  protected  nor poorly  secured.  Interest  payments  and principal  security  appear  adequate  for the present but certain  protective elements  may be  lacking  or may be  characteristically  unreliable  over any great length of time. Such bonds lack outstanding  investment  characteristics and have speculative characteristics as well.

Ba:  Bonds rated "Ba" are judged to have  speculative  elements.  Their future cannot be  considered  well-assured.  Often the  protection  of  interest  and principal  payments  may be very  moderate  and thereby  not well  safeguarded during  both good and bad  times  over the  future.  Uncertainty  of  position characterizes bonds in this class.

B:  Bonds  rated  "B"  generally   lack   characteristics   of  the  desirable
investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing.  Such issues may be in default or there  may be  present  elements  of  danger  with  respect  to  principal  or interest.

Ca: Bonds rated "Ca"  represent  obligations  which are  speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds  rated "C" are the lowest  class of rated  bonds and can be  regarded as having  extremely  poor  prospects of ever  attaining  any real  investment standing.

Con. (...):  Bonds for which the security  depends on the completion of some act or the fulfillment of some condition are rated conditionally.  These bonds are secured by (a)  earnings  of  projects  under  construction,  (b)  earnings of projects  unseasoned  in  operating  experience,  (c) rentals  that begin when facilities  are  completed,  or (d)  payments  to which  some  other  limiting condition attaches.  The parenthetical  rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition.

Moody's  applies  numerical  modifiers  1,  2,  and 3 in each  generic  rating classification  from "Aa" through  "Caa." The modifier "1" indicates  that the obligation  ranks  in the  higher  end of its  generic  rating  category;  the modifier "2" indicates a mid-range  ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating  category.  Advanced  refunded issues that are secured by certain assets are identified with a # symbol.

Short-Term Ratings - Taxable Debt

These   ratings  apply  to  the  ability  of  issuers  to  honor  senior  debt obligations having an original maturity not exceeding one year:

Prime-1:  Issuer has a superior  ability for  repayment  of senior  short-term debt obligations.

Prime-2:  Issuer has a strong ability for repayment of senior  short-term debt obligations.  Earnings trends and coverage  ratios,  while sound,  may be more subject to variation.  Capitalization characteristics,  while appropriate, may be  more  affected  by  external  conditions.  Ample  alternate  liquidity  is maintained.

Prime-3:  Issuer has an acceptable  ability for repayment of senior short-term obligations.  The effect of industry  characteristics  and market compositions may be more pronounced.  Variability in earnings and  profitability may result in  changes  in the  level of debt  protection  measurements  and may  require
relatively  high  financial   leverage.   Adequate   alternate   liquidity  is
maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Rating Services
------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating  assigned by Standard & Poor's.
The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated  obligations  only in small degree.  The  obligor's  capacity  to meet  its  financial  commitment  on the obligation is very strong.

A: Bonds rated "A" are somewhat  more  susceptible  to the adverse  effects of
changes  in  circumstances   and  economic   conditions  than  obligations  in
higher-rated   categories.   However,  the  obligor's  capacity  to  meet  its
financial commitment on the obligation is still strong.
BBB:  Bonds rated  "BBB"  exhibit  adequate  protection  parameters.  However, adverse economic conditions or changing  circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial  commitment on the obligation.

BB, B, CCC, CC, and C

Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded as having  significant speculative  characteristics.  "BB" indicates the least degree of speculation, and "C" the highest.  While such obligations will likely have some quality and protective characteristics,  these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB:  Bonds  rated  "BB"  are  less   vulnerable  to   nonpayment   than  other
speculative  issues.  However,  these  face  major  ongoing  uncertainties  or exposure to adverse business,  financial,  or economic  conditions which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

B: Bonds rated "B" are more  vulnerable to nonpayment than  obligations  rated
"BB",  but the  obligor  currently  has the  capacity  to meet  its  financial commitment  on  the  obligation.  Adverse  business,  financial,  or  economic conditions  will likely impair the obligor's  capacity or  willingness to meet its financial commitment on the obligation.

CCC:  Bonds  rated  "CCC" are  currently  vulnerable  to  nonpayment,  and are dependent upon favorable business,  financial, and economic conditions for the obligor to meet its financial  commitment on the  obligation.  In the event of adverse business,  financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  Bonds rated "CC" are currently highly vulnerable to nonpayment.

C: A subordinated  debt or preferred stock  obligation  rated "C" is currently highly  vulnerable  to  nonpayment.  The "C"  rating  may be  used to  cover a situation  where a bankruptcy  petition  has been filed or similar  action has been taken,  but payments on this obligation are being  continued.  A "C" also will be  assigned  to a  preferred  stock  issue in  arrears on  dividends  or sinking fund payments, but that is currently paying.

D: Bonds rated "D" are in default.  Payments on the  obligation  are not being made on the date due even if the  applicable  grace  period  has not  expired, unless  Standard and Poor's  believes  that such  payments will be made during such  grace  period.  The "D"  rating  will also be used upon the  filing of a bankruptcy  petition  or the  taking of a similar  action  if  payments  on an obligation are jeopardized.

The ratings  from "AA" to "CCC" may be modified by the  addition of a plus (+)
or  minus  (-)  sign  to  show  relative  standing  within  the  major  rating categories.  The "r" symbol is  attached to the  ratings of  instruments  with significant noncredit risks.

Short-Term Issue Credit Ratings

A-1:  Obligation is rated in the highest category.  The obligor's  capacity to meet its  financial  commitment  on the  obligation  is  strong.  Within  this category,  a plus (+) sign  designation  indicates the  obligor's  capacity to meet its financial obligation is extremely strong.

A-2:  Obligation  is  somewhat  more  susceptible  to the  adverse  effects of changes in  circumstances  and economic  conditions than obligations in higher rating  categories.  However,  the  obligor's  capacity to meet its  financial commitment on the obligation is satisfactory.

A-3:  Obligation  exhibits adequate protection  parameters.  However,  adverse economic  conditions  or changing  circumstances  are more likely to lead to a weakened  capacity  of the  obligor to meet its  financial  commitment  on the obligation.

B: Obligation is regarded as having significant  speculative  characteristics.
The obligor  currently  has the capacity to meet its  financial  commitment on the  obligation.  However,  it faces major ongoing  uncertainties  which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

C:  Obligation is currently  vulnerable to  nonpayment  and is dependent  upon favorable  business,  financial,  and economic  conditions  for the obligor to meet its financial commitment on the obligation.

D: Obligation is in payment default.  Payments on the obligation have not been made on the due date even if the  applicable  grace  period  has not  expired, unless  Standard and Poor's  believes  that such  payments will be made during such  grace  period.  The "D"  rating  will also be used upon the  filing of a bankruptcy  petition  or the  taking of a similar  action  if  payments  on an obligation are jeopardized.

Fitch, Inc.
------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA:  Highest Credit Quality.  "AAA" ratings denote the lowest  expectation of credit  risk.  They  are  assigned  only in the case of  exceptionally  strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit  Quality.  "AA" ratings denote a very low  expectation of credit  risk.  They  indicate a very  strong  capacity  for timely  payment of financial  commitments.  This  capacity  is not  significantly  vulnerable  to foreseeable events.

A: High Credit  Quality.  "A" ratings denote a low expectation of credit risk.
The  capacity  for  timely  payment of  financial  commitments  is  considered strong. This capacity may, nevertheless,

be more vulnerable to changes in circumstances or in economic  conditions than is the case for higher ratings.

BBB: Good Credit  Quality.  "BBB"  ratings  indicate that there is currently a low  expectation  of credit risk. The capacity for timely payment of financial commitments is considered  adequate,  but adverse changes in circumstances and in economic  conditions are more likely to impair this  capacity.  This is the lowest investment-grade category.

Speculative Grade:

BB:  Speculative.  "BB" ratings indicate that there is a possibility of credit risk  developing,  particularly as the result of adverse  economic change over time.  However,  business or financial  alternatives may be available to allow financial  commitments  to be met.  Securities  rated in this category are not investment grade.

B: Highly  Speculative.  "B" ratings indicate that significant  credit risk is present,  but a limited margin of safety  remains.  Financial  commitments are currently  being met.  However,  capacity for continued  payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High  Default  Risk.  Default is a real  possibility.  Capacity for meeting  financial  commitments  is solely reliant upon  sustained,  favorable business or economic  developments.  A "CC" rating  indicates  that default of some kind appears probable. "C" ratings signal imminent default.

DDD,  DD, and D:  Default.  The ratings of  obligations  in this  category are based  on  their  prospects  for  achieving  partial  or  full  recovery  in a reorganization  or liquidation of the obligor.  While expected recovery values are  highly  speculative  and  cannot be  estimated  with any  precision,  the following  serve as general  guidelines.  "DDD"  obligations  have the highest potential for recovery,  around  90%-100% of  outstanding  amounts and accrued interest.  "DD" indicates  potential  recoveries in the range of 50%-90%,  and
"D" the lowest recovery potential, i.e., below 50%.

Entities  rated  in this  category  have  defaulted  on  some or all of  their obligations.  Entities rated "DDD" have the highest prospect for resumption of performance  or continued  operation  with or without a formal  reorganization process.  Entities  rated  "DD"  and "D" are  generally  undergoing  a  formal reorganization or liquidation process;  those rated "DD" are likely to satisfy a higher portion of their  outstanding  obligations,  while entities rated "D"
have a poor prospect for repaying all obligations.
Plus (+) and  minus (-) signs  may be  appended  to a rating  symbol to denote relative status within the major rating  categories.  Plus and minus signs are not  added  to  the  "AAA"  category  or to  categories  below  "CCC,"  nor to short-term ratings other than "F1" (see below).

International Short-Term Credit Ratings

F1:  Highest  credit  quality.   Strongest  capacity  for  timely  payment  of
financial  commitments.  May have an added  "+" to  denote  any  exceptionally strong credit feature.

F2:  Good  credit  quality.  A  satisfactory  capacity  for timely  payment of financial  commitments,  but the  margin  of  safety is not as great as in the case of higher ratings.

F3:  Fair  credit   quality.   Capacity   for  timely   payment  of  financial
commitments is adequate.  However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative.  Minimal capacity for timely payment of financial commitments, plus  vulnerability  to near-term  adverse  changes in financial  and economic conditions.

C: High  default  risk.  Default is a real  possibility.  Capacity for meeting financial  commitments is solely reliant upon a sustained,  favorable business and economic environment.

D:  Default. Denotes actual or imminent payment default.

                                  Appendix B

                           INDUSTRY CLASSIFICATIONS

Aerospace & Defense            Household Durables
Air Freight & Couriers         Household Products
Airlines                           Industrial Conglomerates
Auto Components                    Insurance
Automobiles                        Internet & Catalog Retail
Banks                              Internet Software & Services
Beverages                          Information Technology Consulting &
                                   Services
Biotechnology                      Leisure Equipment & Products
Building Products                  Machinery
Chemicals                          Marine
Commercial Services & Supplies     Media
Communications Equipment           Metals & Mining
Computers & Peripherals            Multiline Retail
Construction & Engineering         Multi-Utilities
Construction Materials             Office Electronics
Containers & Packaging             Oil & Gas
Distributors                       Paper & Forest Products
Diversified Financials             Personal Products
Diversified Telecommunication      Pharmaceuticals
Services
Electric Utilities                 Real Estate
Electrical Equipment               Road & Rail
Electronic Equipment & Instruments Semiconductor Equipment & Products
Energy Equipment & Services        Software
Food & Drug Retailing              Specialty Retail
Food Products                      Textiles & Apparel
Gas Utilities                      Tobacco
Health Care Equipment & Supplies   Trading Companies & Distributors
Health Care Providers & Services   Transportation Infrastructure
Hotels Restaurants & Leisure       Water Utilities
                                   Wireless Telecommunication Services

------------------------------------------------------------------------------
Panorama Series Fund, Inc.
------------------------------------------------------------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      498 Seventh Avenue
      New York, New York 10018

Distributor
      OppenheimerFunds Distributor, Inc.
      498 Seventh Avenue
      New York, New York 10018

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado  80217
      1-888-470-0861

Custodian Bank

      JPMorgan Chase Bank
      4 Metrotech Center
      Brooklyn, New York  11245

Independent Auditors
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Portfolios

      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

Counsel to the Independent Directors
      Mayer, Brown, Rowe & Maw
      1675 Broadway
      New York, New York  10019

PX.04/03

                          PANORAMA SERIES FUND, INC.

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23.  Exhibits
------------------

(a)   (i)  Amended  and  Restated  Articles  of  Incorporation  dated  5/8/95:
Previously filed with  Registrant's  Post-Effective  Amendment No. 23, 3/1/96,
and incorporated herein by reference.

      (ii) Articles   Supplementary  dated  8/29/96:   Previously  filed  with
Registrant's  Post-Effective  Amendment  No.  25,  4/25/97,  and  incorporated herein by reference.

      (iii)       Articles Supplementary dated 4/27/00:  Previously filed with
Registrant's  Post-Effective  Amendment  No.  31,  4/27/00,  and  incorporated herein by reference.

(b)   By-Laws  amended through  1/29/96:  Previously  filed with  Registrant's
Post-Effective   Amendment  No.  23,  3/1/96,   and  incorporated   herein  by
reference.

(c)   Oppenheimer  International  Growth Fund/VA  specimen share  certificate:
Previously filed with Registrant's  Post-Effective  Amendment No. 33, 4/29/02,
and incorporated herein by reference.

(d)   (i)  Investment  Advisory  Agreement on behalf of Total Return Portfolio dated 3/1/96:  Previously filed with Post-Effective Amendment No. 24, 4/30/96, and incorporated herein by reference.

      (ii) Investment  Advisory  Agreement on behalf of Government  Securities
Portfolio dated 3/1/96:  Previously  filed with  Post-Effective  Amendment No.
29, 4/30/99, and incorporated herein by reference.

      (iii)       Investment  Advisory Agreement on behalf of Growth Portfolio dated 3/1/96:  Previously filed with Post-Effective Amendment No. 29, 4/30/99, and incorporated herein by reference.

      (iv) Investment    Advisory   Agreement   on   behalf   of   Oppenheimer
International  Growth Fund/VA (formerly named International  Equity Portfolio)
dated 3/1/96:  Previously filed with Post-Effective Amendment No. 29, 4/30/99, and incorporated herein by reference.

(e)   (i)  General Distributor's  Agreement for Service shares of Total Return
Portfolio   dated  April  17,  2000:   Previously   filed  with   Registrant's
Post-Effective   Amendment  No.  31,  4/27/00,   and  incorporated  herein  by
reference.

      (ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (iv) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (v) Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (vi) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f)   Form    of    Deferred     Compensation     Plan    for    Disinterested
   Trustees/Directors: Filed with
Post-Effective  Amendment No. 40 to the Registration  Statement of Oppenheimer
High Yield Fund (Reg.  No.  2-62076),  10/27/98,  and  incorporated  herein by reference.

(g)   Global Custody Agreement dated August 16, 2002 between Registrant and
JP Morgan Chase Bank: Previously filed with Post-Effective Amendment No. 9 to the Registration Statement of Oppenheimer International Bond Fund (Reg. No.
33-58383), 11/21/02, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion  and Consent of Counsel:  Previously  filed with  Post-Effective
Amendment No. 22, 4/28/95, and incorporated herein by reference.

(j)   Independent Auditors Consent:  Filed herewith.

(k)   Not applicable.

(l)   Not applicable.

(m)   (i)         Distribution  &  Service  Plan  and  Agreement  for  Service
      shares  of  Total  Return  Portfolio  under  Rule  12b-1  dated  5/1/00:
      Previously  filed with  Registrant's  Post-Effective  Amendment  No. 30,
      4/27/00,   and  incorporated  herein  by  reference.31,   4/27/00,   and
incorporated herein by reference.

(ii)  Distribution  &  Service  Plan  and  Agreement  for  Service  shares  of
Government  Securities  Portfolio  under Rule 12b-1 dated  5/1/00:  Previously
filed  with  Registrant's   Post-Effective  Amendment  No.  31,  4/27/00,  and
incorporated herein by reference.

(iii) Distribution & Service Plan and Agreement for Service shares of Growth
Portfolio under Rule 12b-1 dated 5/1/00: Previously filed with Registrant's
Post-Effective   Amendment  No.  31,  4/27/00,   and  incorporated  herein  by
reference.
      (iv) Distribution  & Service Plan and  Agreement  for Service  shares of
International  Growth Fund/VA under Rule 12b-1 dated 5/1/00:  Previously filed with Registrant's  Post-Effective  Amendment No. 31, 4/27/00, and incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
10/22/02: Previously filed with Post-Effective Amendment No. 22 to the
Registration Statement of Oppenheimer Global Growth & Income Fund (Reg. No.
33-33799), 11/20/02, and incorporated herein by reference.

(o)    Powers of Attorney for all Trustees/Directors and Officers except for
Beverly L. Hamilton, Robert J. Malone, Edward Cameron, F. William Marshall,
Jr., and John Murphy (including Certified Board Resolutions): Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of
Oppenheimer Select Managers (Reg. No. 333-49774), 2/8/01, and incorporated herein by reference.

       (i) Powers of Attorney for Edward Cameron, F. William Marshall Jr. and
John Murphy: Previously filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

       (ii) Powers of Attorney for Beverly L. Hamilton and Robert J. Malone:
Previously filed with Post-Effective Amendment No. 46 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 8/23/02, and
incorporated herein by reference.

      (i)  Powers of Attorney for Edward Cameron, F. William Marshall Jr. and
John Murphy: Previously filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

      (ii) Powers of Attorney for Beverly L. Hamilton and Robert J. Malone:
Previously filed with Post-Effective Amendment No. 46 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 8/23/02, and
incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated May
15, 2002 under Rule 17j-1 of the Investment Company Act of 1940: Previously
filed with Post-Effective Amendment No. 29 to the Registration Statement of
Oppenheimer Discovery Fund (Reg. No. 33-371), 11/21/02, and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund
----------------------------------------------------------------------

None.

Item 25. - Indemnification
--------------------------

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------

Name and Current Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy L. Abbuhl,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Amy B. Adamshick,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles E. Albers,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Erik Anderson,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante,             As of January 2002: Secretary of
Vice President & Secretary     OppenheimerFunds, Distributor, Inc., Centennial
                               Asset Management Corporation, Oppenheimer
                               Partnership Holdings, Inc., Oppenheimer Real
                               Asset Management, Inc., Shareholder Financial
                               Services, Inc., Shareholder Services, Inc.;
                               Assistant Secretary of HarbourView Asset
                               Management Corporation, OFI Private Investments,
                               Inc., Oppenheimer Trust Company and OFI
                               Institutional Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patricia Avelino,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hany S. Ayad,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Victor W. Babin,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce L. Bartlett,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Banta,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joanne Bardell,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lerae A. Barela,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George Batejan,                None
Executive Vice President/
Chief Information Officer

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Bartling,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Baum,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeff Baumgartner,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Connie Bechtolt,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Behal                   Assistant Vice President of HarbourView Asset
Assistant Vice President       Management Corporation. Formerly.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert,             Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald Bellamy,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Erik S. Berg,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Victoria Best,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rajeev Bhaman,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Billings,                Formerly President of Lorac Technologies, Inc.
Assistant Vice President       (June 1997-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Binning,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzer,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John R. Blomfield,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chad Boll,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Bonner,                  Formerly Manager, Sales Support for Prudential
Vice President                 Insurance Company (August 1995-September 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Bonomo,                 None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lowell Scott Brooks,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Buckmaster,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Burke,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Burns,                    Formerly a Marketing Manager with Alliance
Assistant Vice President       Capital Management (October 1999-April 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce Burroughs                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claudia Calich,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Carbuto,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debra Casey,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald G. Chibnik,             Formerly Director of technology for Sapient
Assistant Vice President       Corporation (July, 2000-August 2001); software
                               architect for Sapient Corporation (March
                               1997-July 2000).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brett Clark,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

H.C. Digby Clements,           None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter V. Cocuzza,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Coulston,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie C. Cusker,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George Curry,                  None.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Damian,                   Formerly senior analyst/director for Citigroup
Vice President                 Asset Management (November 1999-September 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

O. Leonard Darling,            Chairman of the Board and a director (since June
Vice Chairman, Executive Vice  1999) and Senior Managing Director (since
President, Chief Investment    December 1998) of HarbourView Asset Management
Officer & Director             Corporation; a director (since July 2001) of
                               Oppenheimer Acquisition Corp.; a director (since
                               March 2000) of OFI Private Investments, Inc.;
                               Chairman of the Board, Senior Managing Director
                               and director (since February 2001) of OFI
                               Institutional Asset Management, Inc.; Trustee
                               (since 1993) of Awhtolia College - Greece.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John M. Davis,                 Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ruggero de'Rossi,              Vice President of HarbourView Asset Management
Vice President                 Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig P. Dinsell,              None
Executive Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randall C. Dishmon,            Formerly an Associate with Booz Allen & Hamilton
Assistant Vice President       (1998-June 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rebecca K. Dolan               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven D. Dombrower,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce C. Dunbar,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Edmiston,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel R. Engstrom,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Armand B. Erpf,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Robert Erven             Formerly an Assistant Vice President/Senior
Assistant Vice President       Trader with Morgan Stanley Investment Management
                               (1999-April 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Evans,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward N. Everett,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathy Faber,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Falicia,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Katherine P. Feld,             Vice President of OppenheimerFunds, Distributor,
Vice President, Senior Counsel Inc.; Vice President, Assistant Secretary and
                               Director of Centennial Asset Management
                               Corporation; Vice President of Oppenheimer Real
                               Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Emmanuel Ferreira,             Formerly a portfolio manager with Lashire
Vice President                 Investments (July 1999-December 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding,            Vice President of OppenheimerFunds Distributor,
Senior Vice President;         Inc.; Director of ICI Mutual Insurance Company;
Chairman: Rochester Division   Governor of St. John's College; Chairman of the
                               Board of Directors of International Museum of
                               Photography at George Eastman House.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Finley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Forrest,                  None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

J. Hayes Foster,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

P. Lyman Foster,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Foxhoven,                Assistant Vice President of OppenheimerFunds
Assistant Vice President       Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Colleen M. Franca,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Crystal French,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hazem Gamal,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan P. Gangemi,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan Gagliardo,                 Formerly an Assistant Vice President with
Assistant Vice President       Mitchell Hutchins (January 2000-October 2000).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Subrata Ghose,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles W. Gilbert,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alan C. Gilston,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sharon M. Giordano-Auleta,     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Glazerman,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul M. Goldenberg,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mike Goldverg,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bejamin J. Gord,               Vice President of HarbourView Asset Management
Vice President                 Corporation. Formerly Executive Director with
                               Miller Anderson Sherrerd, a division of Morgan
                               Stanley Investment Management. (April 1992-March
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Granger,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Grill,                  None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Satish Gupta,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Guy,                    None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Hager,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Haley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marilyn Hall,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ping Han,                      None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kelly Haney,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Neil Hanson,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Shari Harley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Hauenstein,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas B. Hayes,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Saba Hekmat,                   Formerly Director, Credit Research Analyst at
Assistant Vice President       MetLife Investments (July 1996-October 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Henry,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine Heron,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dennis Hess,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dorothy F. Hirshman,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Hoelscher,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Huebl,                Assistant Vice President of OppenheimerFunds
Vice President                 Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Margaret Hui,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Huttlin,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James G. Hyland,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve P. Ilnitzki,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,              Vice President of OppenheimerFunds Distributor,
Vice   President  &  Assistant Inc.; Vice President and Assistant Secretary of
Counsel                        Shareholder Services, Inc.; Assistant Secretary
                               of OppenheimerFunds Legacy Program and
                               Shareholder Financial Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Jaume,                 Senior Vice President and Chief Compliance
Vice President                 Officer (since April 2000) of HarbourView Asset
                               Management Corporation; and of OFI Institutional
                               Asset Management, Inc. (since February 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Frank V. Jennings,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Jennings,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Johnson,          Formerly Vice President, Senior
Assistant Vice President       Analyst/Portfolio Manager at Aladdin Capital
                               Holdings Inc. (February 2001-May 2002) prior to
                               which he was Vice President and Senior Analyst
                               at Merrill Lynch Investment Managers (October
                               1996-February 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lewis A. Kamman,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Kandilis,              Formerly managing director of Kandilis Capital
Assistant Vice President       Management (September 1993-August 2002); CFO of
                               Kandi Corp. (October 1989-August 1993).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer E. Kane,              None.
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lynn O. Keeshan,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas W. Keffer,              None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cristina J. Keller,            Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Garrett K. Kolb,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Walter G. Konops,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Avram D. Kornberg,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Kourkoulakos,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Kramer,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Latino,                   Formerly a Senior Trader/Portfolio Engineer at
Assistant Vice President       Jacobs Levy Equity Management (June 1996-August
                               2002)..

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Guy E. Leaf,                   Formerly a Vice President of Merrill Lynch
Vice President                 (January 2000-September 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher M. Leavy,          None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dina C. Lee,                   None
Assistant   Vice  President  &
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dana Lehrer,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Leitzinger,              Vice President of Shareholder Financial
Vice President                 Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael S. Levine,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gang Li,                       None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Shanquan Li,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mitchell J. Lindauer,          None
Vice   President  &  Assistant
General Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bill Linden,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Malissa B. Lischin,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Reed Litcher,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Lolli,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel G. Loughran             None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patricia Lovett,               Vice President of Shareholder Financial
Vice President                 Services, Inc. and Senior Vice President of
                               Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Macchia,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Magee,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry Madzij,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angelo G. Manioudakis          Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation. Formerly Executive
                               Director and portfolio manager for Miller,
                               Anderson & Sherrerd, a division of Morgan
                               Stanley Investment Management (August 1993-April
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marianne Manzolillo,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip T. Masterson,           None
Vice   President  &  Assistant
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elizabeth McCormack,           Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles L. McKenzie,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation and OFI Institutional
                               Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph McGovern,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Migan,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew J. Mika,                None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joy Milan,                     None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Denis R. Molleur,              None
Vice    President   &   Senior
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nikolaos D. Monoyios,          None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Moon,                  Vice President of HarbourView Asset Management
Vice President                 Corporation. Formerly an Executive Director and
                               Portfolio Manager with Miller Anderson &
                               Sherrerd, a division of Morgan Stanley
                               Investment Management (June 1999-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Morrell,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Murphy,                   Director of OppenheimerFunds Distributor, Inc.,
Chairman,   President,   Chief Centennial Asset Management Corporation,
Executive Officer & Director   HarbourView Asset Management Corporation, OFI
                               Private Investments, Inc., OFI Institutional
                               Asset Management, Inc. and Tremont Advisers,
                               Inc.; Director (Class A) of Trinity Investments
                               Management Corporation; President and Director
                               of Oppenheimer Acquisition Corp., Oppenheimer
                               Partnership Holdings, Inc., Oppenheimer Real
                               Asset Management, Inc.; Chairman and Director of
                               Shareholder Financial Services, Inc. and
                               Shareholder Services, Inc.; Executive Vice
                               President of MassMutual Life Insurance Company;
                               director of DLB Acquisition Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas J. Murray,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Nadler,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Negri,                   Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Nichols,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barbara Niederbrach,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Norman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raymond C. Olson,              Assistant Vice President and Treasurer of
Assistant Vice President       OppenheimerFunds Distributor, Inc.; Treasurer of
                               Centennial Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Frank J. Pavlak,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Pellegrino,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allison C. Pells,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Pergament,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Petersen,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James F. Phillips,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary Pilc,
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter E. Pisapia,              Formerly, Associate Counsel at SunAmerica Asset
Assistant   Vice  President  & Management Corp. (December 2000-December 2002).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raghaw Prasad,                 Formerly Associate Vice President with
Assistant Vice President       Prudential Securities New York (January
                               2001-November 2001) prior to which he was a
                               Director/Analytics with Prudential Investments
                               New Jersey (April 1997-November 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jane C. Putnam,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael E. Quinn,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Heather Rabinowitz,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie S. Radtke,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Norma J. Rapini,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas P. Reedy,               Vice President (since April 1999) of HarbourView
Vice President                 Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian N. Reid,                 Formerly an Assistant Vice President with Eaton
Assistant Vice President       Vance Management (January 2000-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marc Reinganum,                Formerly (until August 2002) Vaughn Rauscher
Vice President                 Chair in Financial Investments and Director,
                               Finance Institute of Southern Methodist
                               University, Texas.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristina Richardson,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claire Ring,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Robertson,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rob Robis,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antoinette Rodriguez,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Roode,                  Formerly, Assistant Vice President of Human
Vice President                 Resources of OFI (200-July 2002)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey S. Rosen,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard H. Rubinstein,         None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff,                 President and Director of OppenheimerFunds
Executive Vice President       Distributor, Inc. and Centennial Asset
                               Management Corporation; Executive Vice President
                               of OFI Private Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Ruotolo                 Director, Treasurer and Chief Financial Officer
Executive  Vice  President and of Oppenheimer Acquisition Corp.; President and
Director                       director of Shareholder Services, Inc. and
                               Shareholder Financial Services, Inc.; Director
                               (Class A) of Trinity Investment Management
                               Corporation; Chairman of the Board, Chief
                               Executive Officer, President and Director or OFI
                               Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rohit Sah,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Valerie Sanders,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Karen Sandler,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tricia Scarlata,               Formerly, Marketing Manager of OppenheimerFunds,
Assistant Vice President       Inc. (April 2001-August 2002); Client Service
                               Support Manager for Sanford C. Bernstein
                               (December 1999-April 2001)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rudi Schadt,                   Formerly a consultant for Arthur Andersen
Vice President                 (August 2001-February 2002); director, senior
                               quantitative analyst at Brinson Partners
                               (September 2000,April 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey R. Schneider,          None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ellen P. Schoenfeld,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maria Schulte,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Schultz,                 Chief Executive Officer, President & Senior
Senior Vice President          Managing Director & Director of OFI
                               Institutional Asset Management, Inc. and
                               HarbourView Asset Management Corporation;
                               Director (Class A) and Chairman of Trinity
                               Investment Management Corporation; Director of
                               Oppenheimer Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott A. Schwegel,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allan P. Sedmak                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer L. Sexton,            Vice President of OFI Private Investments, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martha A. Shapiro,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Navin Sharma,                  Formerly, Manager at BNP Paribas Cooper Neff
Vice President                 Advisors (May 2001-April 2002) prior to which he
                               was Development Manager at Reality
                               Online/Reuters America Inc. (June 2000-May 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven J. Sheerin,             Formerly consultant with Pricewaterhouse Coopers
Vice President                 (November 2000-May 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bonnie Sherman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David C. Sitgreaves,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward James Sivigny           Formerly a Director for ABN Amro Securities
Assistant Vice President       (July 2001-July 2002) prior to which he was
                               Associate Director for Barclays Capital
                               (1998-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Enrique H. Smith,              Formerly a business analyst with Goldman Sachs
Assistant Vice President       (August 1999-August 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard A. Soper,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Louis Sortino,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith J. Spencer,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marco Antonio Spinar,          Formerly, Director of Business Operations at AOL
Assistant Vice President       Time Warner, AOL Time Warner Book Group (June
                               2000-December 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard A. Stein,              None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Arthur P. Steinmetz,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jayne M. Stevlingson,          None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregory J. Stitt,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John P. Stoma,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Strauss,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Stricker,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deborah A. Sullivan,           Since December 2001, Secretary of Oppenheimer
Assistant Vice President,      Trust Company.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mary Sullivan,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin L. Surrett,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan B. Switzer,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Anthony A. Tanner,             None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles,                 None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Temple,                   Formerly a Vice President of Merrill Lynch
Vice President                 (October 2001-January 2002) prior to which he
                               was a Vice President with OppenheimerFunds, Inc.
                               (May 2000-October 5, 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Toner,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eamon Tubridy,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith Tucker,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James F. Turner,               Formerly portfolio manager for Technology
Vice President                 Crossover Ventures (May 2000-March 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cameron Ullyat,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angela Utaro,                  None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tanya Valency,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey,              Vice President of OppenheimerFunds Distributor,
Vice President                 Inc., Centennial Asset Management Corporation
                               and Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maureen Van Norstrand,         None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermette,              Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillip F. Vottiero,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Samuel Sloan Walker,           Vice President of HarbourView Asset Management
Vice President                 Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa M. Ward,                Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry A. Webman,               Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher D. Weiler,         None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barry D. Weiss,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Lynn Weiss,            Formerly an Associate at Hoguet Newman & Regal,
Vice President                 LLP (January 1998-May 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christine Wells,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph J. Welsh,               Vice President of HarbourView Asset Management
Vice President                 Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Diederick Wermolder,           Director of OppenheimerFunds International Ltd.;
Vice President                 Senior Vice President (Managing Director of the
                               International Division) of OFI Institutional
                               Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine M. White,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc. Formerly, Assistant Vice
                               President with Gruntal & Co. LLC (September 1998
                               - October 2000); member of the American Society
                               of Pension Actuaries (ASPA) since 1995.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William L. Wilby,              Formerly Senior Vice President of HarbourView
Senior Vice President          Asset Management Corporation (May 1999-July
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna M. Winn,                 President, Chief Executive Officer and Director
Senior Vice President          of OFI Private Investments, Inc.; Director and
                               President of OppenheimerFunds Legacy Program;
                               Senior Vice President of OppenheimerFunds
                               Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Winston,               Formerly, principal at Richards & Tierney, Inc.
Senior Vice President          (until June 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian W. Wixted,               Treasurer of HarbourView Asset Management
Senior Vice President and      Corporation; OppenheimerFunds International
Treasurer                      Ltd., Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management Corporation,
                               Shareholder Services, Inc., Shareholder
                               Financial Services, Inc., OFI Private
                               Investments, Inc. and OFI Institutional Asset
                               Management, Inc.; Treasurer and Chief Financial
                               Officer of Oppenheimer Trust Company; Assistant
                               Treasurer of Oppenheimer Acquisition Corp. and
                               OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carol Wolf,                    Serves on the Board of the Colorado Ballet.
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Wolfgruber,               Director of Tremont Advisers, Inc. (as of
Senior Vice President          January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Caleb C. Wong,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward C. Yoensky,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Zachman,                  None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucy Zachman,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack                 General Counsel and Director of OppenheimerFunds
Senior Vice President and      Distributor, Inc.; General Counsel of Centennial
General Counsel                Asset Management Corporation; Senior Vice
                               President and General Counsel of HarbourView
                               Asset Management Corporation and OFI
                               Institutional Asset Management, Inc.; Senior
                               Vice President, General Counsel and Director of
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., OFI Private
                               Investments, Inc. and Oppenheimer Trust Company;
                               Vice President and Director of Oppenheimer
                               Partnership Holdings, Inc.; Secretary of OAC
                               Acquisition Corp.; Director and Assistant
                               Secretary of OppenheimerFunds International
                               Ltd.; Director of Oppenheimer Real Asset
                               Management, Inc.; Vice President of
                               OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Neal A. Zamore,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark D. Zavanelli,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alex Zhou,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Arthur J. Zimmer,              Senior Vice President (since April 1999) of
Senior Vice President          HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Concentrated Growth Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer  Limited Term Municipal  Fund (a series of  Oppenheimer  Municipal
Fund)
Oppenheimer Main Street Growth & Income Fund (a series of Oppenheimer Main
   Street Funds, Inc.
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (6 series):
     Gartmore Millennium Growth Fund II
     Jennison Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers Capital Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Special Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (10 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Growth & Income Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,   OppenheimerFunds   Services,
Centennial   Asset   Management   Corporation,   Centennial   Capital   Corp.,
Oppenheimer Real Asset Management,  Inc. and  OppenheimerFunds  Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Partnership Holdings,
Inc.,  Oppenheimer  Acquisition  Corp.,  OFI Private  Investments,  Inc.,  OFI
Institutional  Asset  Management,  Inc. and  Oppenheimer  Trust Company is 498
Seventh Avenue, New York, New York 10018.

The address of Tremont  Advisers,  Inc. is 555 Theodore  Fremd  Avenue,  Suite
206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter
------------------------------

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration
Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector
Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional
Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------

Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante(1)            Secretary                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jason R. Bach                   Vice President            None
3264 Winthrop Cricle
Marietta, GA 30067

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert(1)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gabriella Bercze(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas S. Blankenship          Vice President            None
17011 Woodbark
Spring, TX 77379

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzler(1)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Bonner(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

L. Scott Brooks(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin E. Brosmith               Senior Vice President     None
170 Phillip Court
Lake Bluff, IL 60044

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey W. Bryan(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Burton                    Vice President            None
412 Towne Green Circle
Addison, TX 75001

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Mary Byron             Vice President            None
6 Dahlia Drive
Irvine, CA 92618

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert A. Coli                  Vice President            None
12 White Tail Lane
Bedminster, NJ 07921

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Crockett(2)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey D. Damia(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Davis(2)                   Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stephen J. Demetrovits(2)       Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph A. DiMauro               Vice President            None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Dombrower(w)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George P. Dougherty             Vice President            None
4090 Redbud Circle
Doylestown, PA 18901

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cliff H. Dunteman               Vice President            None
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Eiler(2)                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregg A. Everett                Vice President            None
7124 Trysail Circle
Tampa, FL 33607

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Fahey                 Vice President            None
9 Townview Court
Flemington, NJ 08822

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Katherine P. Feld(2)            Vice President            Assistant Secretary

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark J. Ferro(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding(3)           Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick W. Flynn (1)            Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John ("J) Fortuna(2)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

P. Lyman Foster(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Luiggino J. Galleto             Vice President            None
10302 Riesling Court
Charlotte, NC 28277

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle M. Gans                Vice President            None
2700 Polk Street, Apt. #9
San Francisco, CA 94109

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raquel Granahan(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ralph Grant(2)                  Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Clifford W. Heidinger           Vice President            None
90 Gates Street
Portsmouth, NH 03801

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillipe D. Hemery              Vice President            None
184 Park Avenue
Rochester, NY 14607

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elyse R. Jurman Herman          Vice President            None
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristen L. Heyburn              Vice President            None
2315 Mimosa Drive #2
Houston, TX 77019

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William E. Hortz(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian F. Husch(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard L. Hymes(2)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives(1)             Vice President            Assistant Secretary

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric K. Johnson                 Vice President            None
28 Oxford Avenue
Mill Valley, CA 94941

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John S. Kavanaugh               Vice President            None
2 Cervantes, Apt. #301
San Francisco, CA 94123

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina J. Keller(2)          Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian G. Kelly                  Vice President            None
60 Larkspur Road
Fairfield, CT 06430

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Klassen(1)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Knott(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dean Kopperud(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brent A. Krantz                 Senior Vice President     None
P. O. Box 1313
Seahurst, WA 98062

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David T. Kuzia                  Vice President            None
9697 S. Golden Eagle Dr.
Highlands, CO 80126

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul R. LeMire                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dawn Lind                       Vice President            None
21 Meadow Lane
Rockville Centre, NY 11570

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Malissa Lischin(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Montana Low                     Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John J. Lynch                   Vice President            None
5341 Ellsworth
Dallas, TX 75206

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Macken                     Vice President            None
462 Lincoln Avenue
Sayville, NY 11782

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Magee(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven C. Manns                 Vice President            None
1941 W. Wolfram
Chicago, IL 60657

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Todd A. Marion                  Vice President            None
3 St. Marks Place
Cold Spring Harbor, NY 11724

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia(2)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Anthony P. Mazzariello          Vice President            None
704 Beaver Road
Leetsdale, PA 15056

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent C. McGowan                 Vice President            None
18424 12th Avenue West
Lynnwood, WA 98037

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Mezzanotte                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Moser                    Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John V. Murphy(2)               Director                  President, Principal
                                                          Executive Officer,
                                                          Chairman & Manager

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin P. Neznek(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chad V. Noel                    Vice President            None
2408 Eagleridge Drive
Henderson, NV 89014

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradford Norford                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raymond C. Olson(1)             Assistant Vice President  None
                                & Treasurer

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Perkes                 Vice President            None
8734 Shady Shore Drive
Frisco, TX 75034

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gazell Pettway                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elaine Puleo-Carter(2)          Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher L. Quinson          Vice President            None
19 Cayuga Street
Rye, NY 10580

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Heather Rabinowitz(2)           Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary D. Rakan                   Vice President            None
25031 Woodridge Triangle
Farmington, MI 48335

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dusting Raring                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Raso                 Vice President            None
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Louis H. Reynolds(2)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Simone Richter(2)      Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ruxandra Risko(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David R. Robertson(2)           Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth A. Rosenson             Vice President            None
24753 Bantage Point Terr.
Malibu, CA 90265

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff(2)                President & Director      None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Sabow(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Saunders                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tonya Sax                       Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alfredo Scalzo                  Vice President            None
9616 Lake Chase Island Way
Tampa, FL 33626

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Schmitt                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sciortino               Vice President            None
785 Beau Chene Drive
Mandeville, LA 70471

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debbie Simon(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Bruce Smith             Vice President            None
808 South 194th Street
Seattle,WA 98148

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan Stein(2)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Stoma(2)                   Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Summe                  Vice President            None
239 N. Colony Drive
Edgewood, KY 41017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George T. Sweeney               Senior Vice President     None
5 Smoke House Lane
Hummelstown, PA 17036

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

 Scott McGregor Tatum           Vice President            None
 704 Inwood
Southlake, TX 76092

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Taylor(2)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David G. Thomas                 Vice President            None
1328 N. Cleveland Street
Arlington, VA 22201

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan K.Toma                    Vice President            None
14575 S. Gallery
Olathe, KS 66062

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Floyd A. Tucker                 Vice President            None
1930 W. Barry Ave., #2
Chicago, IL 60657

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tanya Valency(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Vandehey(1)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermete                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa Ward(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine White(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Wilson(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna Winn(2)                   Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregor D. Yuska                 Vice President            None
16035 Canterbury Estates Dr.
Ellisville, MO 63021

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack(2)               General Counsel &         Secretary
                                Director

---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)498 Seventh Avenue, New York, NY 10018
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                  SIGNATURES

Pursuant  to  the  requirements  of the  Securities  Act of  1933  and/or  the
Investment  Company Act of 1940,  the  Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement pursuant to
Rule  485(b)  under  the  Securities  Act of 1933  and has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto  duly  authorized,  in the City of New York and State of New York on
the 30th day of April 2003.

                                            PANORAMA SERIES FUND, INC.

                                          By:  /s/ John V. Murphy*

---------------------------------------------
                                          John V. Murphy, President,
                                          Principal Executive Officer &
Director

Pursuant to the requirements of the Securities Act of 1933, this  Registration
Statement has been signed below by the following  persons in the capacities on the dates indicated:

Signatures                     Title                        Date
----------                     -----                        ----

/s/ James C. Swain*           Chairman of the Board         April 30, 2003
-------------------------------------                             and Director
James C. Swain

/s/ John V. Murphy*           President, Principal Executive      April    30,
2003
-------------------------------------                             Officer  and
Director
John V. Murphy

/s/ Brian Wixted*             Treasurer, Principal Financial      April    30,
2003
-------------------------------------                             and
Accounting Officer
Brian Wixted

/s/ William L. Armstrong*     Director                      April 30, 2003
-------------------------------------
William L. Armstrong

/s/ Robert G. Avis*           Director                      April 30, 2003
-------------------------------------
Robert G. Avis

/s/ George Bowen*             Director                      April 30, 2003
----------------------
George Bowen
/s/ Edward Cameron*           Director                      April 30, 2003
------------------------
Edward Cameron

/s/ Jon S. Fossel*            Director                      April 30, 2003
-------------------------------------
Jon S. Fossel

/s/ Sam Freedman*             Director                      April 30, 2003
-------------------------------------
Sam Freedman

/s/ Beverly L. Hamilton*      Director                      April 30, 2003
------------------------------
Beverly L. Hamilton

/s/ Robert J. Malone*         Director                      April 30, 2003
--------------------------
Robert J. Malone

/s/ F. William Marshall, Jr.* Director                      April 30, 2003
--------------------------------
F. William Marshall, Jr.

*By:  /s/ Robert G. Zack
----------------------------------------
Robert G. Zack, Attorney-in-Fact

                          PANORAMA SERIES FUND, INC.

                                EXHIBIT INDEX
                       Post-Effective Amendment No. 35

Exhibit No.             Description
-----------             -----------

23 (j)                  Independent Auditors Consent